Unique ID	Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Fitch Final Compliance Grade	Subject to High Cost Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Originator Loan Designation	Due Diligence Loan Designation
456987571	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Modification not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Missing Document: Modification not provided COMMENT: 2015/XX/10: Tape indicates modification on 10/XX/2013, no modification found in file	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
											B	Yes	Yes	Final HUD1	MA	6/XX/2004	Refinance	Primary	XXX	$XXX
456987572	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2003 which is 30 days prior to the note date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2
											D	Yes	No	Missing	MA	9/XX/2003	Refinance	Primary	XXX	$XXX
456987575	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	WI	7/XX/2003	Refinance	Primary	XXX	$XXX
456987577	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2004	Refinance	Primary	XXX	$XXX
456987578	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 30 days prior to the note date. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
										*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2016/XX/06: NY State requirement is not to exceed 2%. Note indicates late charge of 5%.	B	Yes	Yes	Final HUD1	NY	11/XX/2001	Refinance	Primary	XXX	$XXX
456987579	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
											D	No	Yes	Estimated HUD1	PA	8/XX/2004	Refinance	Investment	XXX	$XXX
456987580	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	AL	11/XX/2001	Refinance	Primary	XXX	$XXX
456987581	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2010	Purchase	Primary	XXX	$XXX
456987583	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	Yes	Yes	Final HUD1	WA	11/XX/1996	Refinance	Primary	XXX	$XXX
456987584	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
											B	Yes	Yes	Final HUD1	CA	4/XX/2003	Refinance	Primary	XXX	$XXX
456987585	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/XX/2008. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	WA	3/XX/2009	Refinance	Primary	XXX	$XXX
456987586	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MN	10/XX/2006	Refinance	Primary	XXX	$XXX
456987587	XXX	XXX	XXX	3				3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
											C	Yes	Yes	Final HUD1	TX	7/XX/2007	Refinance	Primary	XXX	$XXX
456987588	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	No	Yes	Final HUD1	TN	9/XX/2007	Purchase	Primary	XXX	$XXX
456987589	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	WA	12/XX/2003	Refinance	Primary	XXX	$XXX
456987590	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/22: TIL itemization did not disclose a settlement fee of $XXX courier fees of $XXX and wiring fees of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	FL	8/XX/2001	Refinance	Primary	XXX	$XXX
456987591	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2001. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/22: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.
											B	Yes	Yes	Final HUD1	HI	5/XX/2001	Refinance	Primary	XXX	$XXX
456987592	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	PA	11/XX/2007	Refinance	Primary	XXX	$XXX
456987593	XXX	XXX	XXX	2				2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											B	Yes	Yes	Final HUD1	FL	3/XX/2012	Refinance	Primary	XXX	$XXX
456987594	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	OR	4/XX/2011	Refinance	Primary	XXX	$XXX
456987595	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/24: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	MA	3/XX/2004	Refinance	Primary	XXX	$XXX
456987573	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
											B	No	Yes	Final HUD1	TN	6/XX/2005	Purchase	Primary	XXX	$XXX
456987597	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2003	Purchase	Primary	XXX	$XXX
456987598	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/25: Unable to determine under disclosure due to missing Itemization of amount financed.
											B	Yes	Yes	Final HUD1	MA	5/XX/2003	Refinance	Primary	XXX	$XXX
456987601	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/19: TIL itemization did not disclose an email fee of $XXX a flood cert fee of $XXX, and a title courier fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	KY	4/XX/2008	Refinance	Primary	XXX	$XXX
456987638	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (WAIVED) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type. - EV2 *** (CLEARED) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2018 - EV1 *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1 *** (CLEARED) Missing Document: Other not provided - EV1
*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2018/XX/26: Deducted outstanding loan balance from retirement account.

*** (WAIVED) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.
COMMENT: 2018/XX/19: Loan Exception History in file, page 370. Ok to proceed wit unique property on 1004 form without condo HOA cert. Compensating Factors: 1) Credit Score. 2) Residual Income. 3) Employment History.

*** (CLEARED) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2018
COMMENT: 2018/XX/25: Appraisal date 02/XX/2018.

*** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2018/XX/25: Unable to exclude Prosper Marketplace installment debt since more than 10 months remaining.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2018/XX/25: Missing verbal voe within 10 days of Note for Co-Borrower

*** (CLEARED) Missing Document: Other not provided
COMMENT: 2018/XX/25: Credit Comparison Report/Gap Report not found in tile
								2
*** (CURED) TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2018 did not disclose number of months for Property Tax under Prepaids. (Final/06/XX/2018) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. - EV1

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018) - EV1

*** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1

*** (CLEARED) TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/XX/2018 received on or after the date the Closing Disclosure 4/XX/2018 12:00:00 AM was received. (Interim/04/XX/2018) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1

*** (CURED) TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2018 did not disclose number of months for Property Tax under Prepaids. (Final/06/XX/2018)
COMMENT: 2018/XX/27: Section F Line 4 states 0 months.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2018/XX/25: DTI

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2018/XX/25: DTI

*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
COMMENT: 2018/XX/25: not found in file

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018)
COMMENT: 2018/XX/27: $XXX + $XXX + $XXX

*** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2018/XX/27: LE shows -$XXX Lender Credits

*** (CLEARED) TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/XX/2018 received on or after the date the Closing Disclosure 4/XX/2018 12:00:00 AM was received. (Interim/04/XX/2018)
COMMENT: 2018/XX/27: Added upon receipt of 4/XX/18 LE.  Missing evidence the LE was received by the borrower prior to the date they rec'd the 4/XX/18 CD.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2018/XX/27: No Change of Circumstance provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2018/XX/27: No Change of Circumstance provided.
											B	Yes	No		CA	6/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456987603	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/22: Unable to determine under disclosure, due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	GA	4/XX/2003	Refinance	Primary	XXX	$XXX
456987604	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											B	Yes	Yes	Final HUD1	AZ	6/XX/2012	Refinance	Primary	XXX	$XXX
456987605	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/22: Unable to determine due to missing Itemization of Amount FInanced
											B	Yes	Yes	Final HUD1	MS	7/XX/2003	Refinance	Primary	XXX	$XXX
456987606	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	12/XX/2013	Refinance	Primary	XXX	$XXX
456987607	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/24: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	TX	3/XX/2009	Purchase	Primary	XXX	$XXX
456987608	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	GA	9/XX/2007	Purchase	Primary	XXX	$XXX
456987609	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IL	2/XX/2011	Refinance	Primary	XXX	$XXX
456987611	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	8/XX/2003	Refinance	Primary	XXX	$XXX
456987612	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											D	No	No	Missing	NJ	7/XX/2000	Purchase	Primary	XXX	$XXX
456987613	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/1993. - EV2
											B	No	Yes	Final HUD1	FL	2/XX/1994	Purchase	Investment	XXX	$XXX
456987614	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/30: TIL Itemization did not disclose $XXX Tax Service Fee as a prepaid finance charge

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2018/XX/30: 5% late fee exceeds the 4% maximum per state (NC).
											B	Yes	Yes	Final HUD1	NC	1/XX/2011	Refinance	Primary	XXX	$XXX
456987615	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2006	Purchase	Primary	XXX	$XXX
456987616	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CT	5/XX/2004	Refinance	Primary	XXX	$XXX
456987618	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	CT	5/XX/2008	Refinance	Primary	XXX	$XXX
456987617	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	DE	5/XX/2008	Purchase	Primary	XXX	$XXX
456987619	XXX	XXX	XXX	2		*** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
456987582	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2
											B	No	Yes	Final HUD1	CA	5/XX/2003	Refinance	Investment	XXX	$XXX
456987596	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2004	Refinance	Primary	XXX	$XXX
456987599	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2018/XX/25: Missing Final 1003	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	10/XX/2002	Purchase	Primary	XXX	$XXX
456987610	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	Final HUD1	NY	3/XX/2008	Refinance	Primary	XXX	$XXX
456987576	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1
											B	Yes	Yes	Final HUD1	NJ	9/XX/2011	Refinance	Primary	XXX	$XXX
456987626	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
456987625	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	10/XX/2002	Refinance	UTD	XXX	$XXX
456987623	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
456987624	XXX	XXX	XXX	2				2
*** (OPEN) Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	MA	9/XX/2008	Purchase	Primary	XXX	$XXX
456987622	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IN	12/XX/2006	Purchase	Primary	XXX	$XXX
456987634	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NJ	1/XX/2008	Purchase	Primary	XXX	$XXX
456987631	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	Yes	Yes	Final HUD1	NJ	4/XX/2007	Purchase	Primary	XXX	$XXX
456987630	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
456987628	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MA	3/XX/2006	Refinance	Primary	XXX	$XXX
456987627	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	6/XX/2004	Purchase	Primary	XXX	$XXX
456987629	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/1999. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	NC	4/XX/1999	Purchase	Primary	XXX	$XXX
456987635	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NC	7/XX/2007	Refinance	Primary	XXX	$XXX
456987632	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
456987639	XXX	XXX	XXX	3				3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2

*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
COMMENT: 2019/XX/10: 10 days grace period is less than the 15 days minimum per state of NJ.
											C	Yes	Yes	Final HUD1	NJ	12/XX/2004	Refinance	Primary	XXX	$XXX
456987642	XXX	XXX	XXX	1	1			1			A	Yes	No		CA	1/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456987620	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
456987640	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Louisiana Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	LA	8/XX/2007	Refinance	Primary	XXX	$XXX
456987641	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
456987646	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	Yes	Yes	Final HUD1	NJ	2/XX/2010	Refinance	Primary	XXX	$XXX
456987643	XXX	XXX	XXX	2		*** (OPEN) Note loan amount is less than guideline minimum. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/11: The TIL itemization did not disclose a broker fee of $XXX as a prepaid finance charge.  In addition, the payment stream did not line up to the final TIL.
											B	No	Yes	Final HUD1	GA	9/XX/1995	Purchase	Primary	XXX	$XXX
456987654	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	OK	12/XX/2006	Purchase	Primary	XXX	$XXX
456987652	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NC	3/XX/2006	Refinance	Primary	XXX	$XXX
456987667	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	Yes	Yes	Final HUD1	MS	2/XX/2007	Refinance	Primary	XXX	$XXX
456987644	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	PA	2/XX/2007	Purchase	Primary	XXX	$XXX
456987670	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
											B	No	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456987671	XXX	XXX	XXX	3	3	*** (OPEN) FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) - EV3 *** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3 *** (OPEN) Final Title Policy Coverage is less than Original Loan Amount. - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3
*** (OPEN) FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
COMMENT: 2020/XX/22: Document is missing the seller signature.

*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents)
COMMENT: 2020/XX/22: Document is missing the seller signature.

*** (OPEN) Final Title Policy Coverage is less than Original Loan Amount.
COMMENT: 2020/XX/22: The preliminary title report in file disclosed $XXX of title insurance coverage; however this is less than the loan amount of $XXX.  Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
COMMENT: 2020/XX/22: Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
								2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2020) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2020)
COMMENT: 2020/XX/22: The appraisal was performed on 12/XX/2019, and sent to the borrower that same day. The report was signed on 01/XX/2020.
											B	Yes	No		MI	1/XX/2020	Purchase	Primary	XXX	$XXX		HUD Rebuttable Presumption QM	HUD Rebuttable Presumption QM
456987672	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	IN	8/XX/2007	Refinance	Primary	XXX	$XXX
456987674	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing and index value of 2.390% per the Loan Approval, however the lowest index value available in the look back period is 2.520%.

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
COMMENT: 2019/XX/14: PPP Expired. PPP of 2%/2%/2% exceeds NJ state limit of 0%. Lender is XXX.
											B	Yes	Yes	Final HUD1	NJ	4/XX/2005	Refinance	Primary	XXX	$XXX
456987675	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/17: Under disclosure due to Index used of 4.34% per Approval, however lowest index in look back period is 4.60%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/17: Under disclosure due to Index used of 4.34% per Approval, however lowest index in look back period is 4.60%.
											B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
456987676	XXX	XXX	XXX	2	2	*** (WAIVED) Credit Exception: - EV2 *** (CLEARED) Missing Document: Flood Certificate not provided - EV1	*** (WAIVED) Credit Exception: COMMENT: 2018/XX/06: 99 NSF funds present on bank statements provided for income - no LOE from Borrower or UW comment found in file.	1			A	No	No		GA	12/XX/2017	Purchase	Investment	XXX	$XXX		N/A	N/A
456987677	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	PA	1/XX/2010	Purchase	Primary	XXX	$XXX
456987678	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	NJ	5/XX/2003	Refinance	Primary	XXX	$XXX
456987679	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/17: The Approval indicate the index used was 3.240%, the closest index available in our look back period is 3.460%.
											B	Yes	Yes	Final HUD1	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
456987680	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002. - EV2

*** (CLEARED) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV1
											B	Yes	Yes	Final HUD1	NC	9/XX/2002	Refinance	Primary	XXX	$XXX
456987681	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Under disclosure is due to Lender utilizing an Index of 2.190%, per the Approval, however, the lowest Index in the Look Back is 2.390%.
											B	Yes	Yes	Final HUD1	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
456987682	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 2.658% per the Loan Commitment and Approval, however the lowest index value available in the lookback period is 2.8325%
											B	Yes	Yes	Final HUD1	CA	9/XX/2005	Refinance	Primary	XXX	$XXX
456987683	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	GA	4/XX/2006	Refinance	Primary	XXX	$XXX
456987684	XXX	XXX	XXX	2		*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2007	Refinance	Primary	XXX	$XXX
456987685	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	GA	8/XX/2007	Purchase	Primary	XXX	$XXX
456987645	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/27: The $XXX underdisclosure is the attorney fees.
											B	Yes	Yes	Final HUD1	NY	12/XX/2003	Refinance	Primary	XXX	$XXX
456987686	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CT	2/XX/2008	Refinance	Primary	XXX	$XXX
456987698	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty:  Prepayment penalty not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/11: 5% late charge exceeds 2% maximum per state (NY)

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty:  Prepayment penalty not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years.
COMMENT: 2019/XX/11: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for (NY) is 0% - note states 2%. Lender is XXX
											B	Yes	Yes	Final HUD1	NY	4/XX/2008	Refinance	Primary	XXX	$XXX
456987697	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	PA	10/XX/2007	Purchase	Primary	XXX	$XXX
456987696	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CT	7/XX/2007	Purchase	Primary	XXX	$XXX
456987700	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/05: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
											B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Purchase	Primary	XXX	$XXX
456987715	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2 *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2 *** (WAIVED) Update/recertification of value is more than 4 months old at the time of origination. - EV2
*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2017/XX/04: Lender acknowledged.

*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2017/XX/04: Borrower qualifying FICO score of 644 does not meet the minimum SP M1 – Jumbo 580 Credit guideline of 660 for a property in the State of NY. Lender approved the exception.

*** (WAIVED) Update/recertification of value is more than 4 months old at the time of origination.
COMMENT: 2017/XX/04: Appraisal dated 06/XX/2017 is dated more than 120 days from the Note date and is expired. Lender approved exception to use a recertification of value in lieu of new full appraisal as required by XXX guidelines.
								2
*** (WAIVED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application. - EV2

*** (WAIVED) New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV1

*** (WAIVED) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application.
COMMENT: 2017/XX/04: New York Subprime Loan Counseling Disclosure was provided to the borrowers on 09/XX/2017, which is not at the time of the Broker's application on 09/XX/2017.
											B	Yes	No		NY	11/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456987655	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/19: Per the APR fact sheet, $XXX CPL fee, $XXX Flood, $XXX Settlement, $XXX Tax Service, $XXX Courier and $XXX Wire fees were not included in the prepaid finance charges.
											B	Yes	Yes	Final HUD1	LA	4/XX/2005	Refinance	Primary	XXX	$XXX
456987701	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2005	Refinance	Primary	XXX	$XXX
456987621	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NJ	4/XX/2009	Refinance	Primary	XXX	$XXX
456987705	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/06: Under disclosure is due to the lender utilizing an index value of 1.277% per the Approval document, however the lowest index value available in the look-back period is 1.355%.
											B	Yes	Yes	Final HUD1	IL	11/XX/2004	Refinance	Primary	XXX	$XXX
456987706	XXX	XXX	XXX	1		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/14: Appraisal not provided.	1			A	Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
456987712	XXX	XXX	XXX	2				2	*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2		B	No	Yes	Final HUD1	ID	9/XX/2007	Purchase	Primary	XXX	$XXX
456987711	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	NC	5/XX/2007	Purchase	Primary	XXX	$XXX
456987657	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
COMMENT: 2017/XX/02: PPP is 60 days interest on the unpaid balance or 2%, this is an acceptable penalty in MN if 60 days interest is charged.  PPP expired 9/2009.
											B	Yes	Yes	Final HUD1	MN	9/XX/2006	Refinance	Primary	XXX	$XXX
456987702	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/05: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	IN	1/XX/2010	Purchase	Primary	XXX	$XXX
456987707	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
456987658	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	OH	9/XX/2003	Refinance	Primary	XXX	$XXX
456987720	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/31: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	NJ	12/XX/2011	Refinance	Primary	XXX	$XXX
456987717	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	No	Yes	Final HUD1	MS	9/XX/2005	Purchase	Primary	XXX	$XXX
456987722	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	NJ	6/XX/2003	Purchase	Primary	XXX	$XXX
456987724	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	OR	3/XX/2010	Purchase	Primary	XXX	$XXX
456987723	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	LA	10/XX/2005	UTD	Primary	XXX	$XXX
456987721	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MA	5/XX/2003	Refinance	Primary	XXX	$XXX
456987727	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IL	2/XX/2003	Purchase	Primary	XXX	$XXX
456987726	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	MN	10/XX/2002	Refinance	Primary	XXX	$XXX
456987725	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	CA	10/XX/2011	Purchase	Investment	XXX	$XXX
456987719	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	SC	6/XX/2002	Refinance	Primary	XXX	$XXX
456987716	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	AZ	6/XX/2007	Purchase	Second Home	XXX	$XXX
456987718	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	12/XX/2004	Purchase	Primary	XXX	$XXX
456987704	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	OR	11/XX/2004	Purchase	Primary	XXX	$XXX
456987708	XXX	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.95000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2008	Purchase	Primary	XXX	$XXX
456987703	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
											B	No	Yes	Final HUD1	PA	7/XX/2013	Purchase	Primary	XXX	$XXX
456987710	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	MI	9/XX/2004	Refinance	Primary	XXX	$XXX
456987713	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	GA	11/XX/2007	Purchase	Primary	XXX	$XXX
456987714	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: TIL itemization did not disclose a Settlement fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	SC	6/XX/2013	Refinance	Primary	XXX	$XXX
456987731	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	AR	6/XX/2005	Refinance	Primary	XXX	$XXX
456987730	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2008	Purchase	Primary	XXX	$XXX
456987735	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.69722%.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.) - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2011	Refinance	Primary	XXX	$XXX
456987736	XXX	XXX	XXX	3	3
*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Missing Document: Missing Final 1003 - EV1

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2019/XX/04: The lender did not sign pages one and four of the final Addendum to URLA.

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2019/XX/04: The Initial HUD Addendum is not signed by the borrower.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2019/XX/04: The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.

*** (OPEN) Missing Document: Missing Final 1003
COMMENT: 2019/XX/04: The final 1003 is not signed by the borrower or the lender.
								2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2017) - EV2

*** (WAIVED) TRID Final Closing Disclosure Negative Fees: TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 03/XX/2017 disclosed a negative fee amount. (Final/03/XX/2017) - EV1

*** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/XX/2017)
COMMENT: 2019/XX/04: The disclosed finance charge of $XXX on the CD does not match the calculated finance charge of $XXX and there is no evidence of a cure in file for the $XXX difference.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2017)
COMMENT: 2019/XX/04: The final CD was issued 3/XX/17 and the loan closed 3/XX/17.

*** (WAIVED) TRID Final Closing Disclosure Negative Fees: TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 03/XX/2017 disclosed a negative fee amount. (Final/03/XX/2017)
COMMENT: 2019/XX/12: The final closing disclosure showed a negative $.02 transfer tax in an effort to correct the 2 cent entry on lines 2 and 3 of Section E for Tax Stamps.There is no information provided in file regarding this issue.

*** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
COMMENT: 2021/XX/20: The file did not contain documentation of the Home Loan Toolkit or evidence that it was electronically delivered to the borrower on the Disclosure Summary.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579)
COMMENT: 2019/XX/04: Provide documentation to evidence the lender made cure of $XXX to the borrower for this flood certification fee that appears on the final Closing Disclosure that was disclosed on the initial Loan Estimate.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2019/XX/04: Provide documentation to evidence the lender made cure of $XXX to the borrower for this credit report fee that appears on the final Closing Disclosure that was disclosed on the initial Loan Estimate.
											B	Yes	No		FL	3/XX/2017	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
456987737	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NC	12/XX/2011	Refinance	Primary	XXX	$XXX
456987738	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2021/XX/12: File is missing all 1003s, approvals, credit report, all income and assets docs, insurance ,along with other critical docs needed for review
											D		No
456987822	XXX	XXX	XXX	2				2
*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.22250% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .22250%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
456987823	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TN	12/XX/2003	Purchase	Primary	XXX	$XXX
456987820	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NH	1/XX/2006	Refinance	Primary	XXX	$XXX
456987817	XXX	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/1993 - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/09: Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	PA	3/XX/1993	Purchase	Primary	XXX	$XXX
456987788	XXX	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	Yes	Yes	Final HUD1	RI	6/XX/2005	Refinance	Primary	XXX	$XXX
456987669	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
											B	Yes	Yes	Final HUD1	NV	6/XX/2013	Refinance	Primary	XXX	$XXX
456987783	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed.”
											B	Yes	Yes	Final HUD1	TX	6/XX/2013	Refinance	Primary	XXX	$XXX
456987782	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/13: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	AL	3/XX/2013	Refinance	Primary	XXX	$XXX
456987786	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	AL	9/XX/2012	Refinance	Primary	XXX	$XXX
456987779	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2009, prior to three (3) business days from transaction date of 05/XX/2009. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: TIL Itemization of Amount Financed did not disclose a Processing fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	NH	5/XX/2009	Refinance	Primary	XXX	$XXX
456987778	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	7/XX/2008	Purchase	Primary	XXX	$XXX
456987777	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2008	Purchase	Primary	XXX	$XXX
456987776	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	PA	7/XX/2007	Purchase	Primary	XXX	$XXX
456987775	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CO	3/XX/2007	Purchase	Primary	XXX	$XXX
456987774	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
456987773	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	4/XX/2006	Purchase	Primary	XXX	$XXX
456987771	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Unable to determine cause of under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	GA	12/XX/2005	Refinance	Primary	XXX	$XXX
456987770	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2005	Refinance	Primary	XXX	$XXX
456987769	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MO	6/XX/2005	Refinance	Primary	XXX	$XXX
456987772	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: TIL itemization did not disclose$XXX attorney fee or $XXX application fee as prepaid finance charge.
											B	Yes	Yes	Final HUD1	NJ	1/XX/2005	Refinance	Primary	XXX	$XXX
456987767	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2004	Refinance	Primary	XXX	$XXX
456987785	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	Final HUD1	NJ	1/XX/2004	Purchase	Primary	XXX	$XXX
456987764	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/28: Discrepancy in disclosure is due to the lender’s TIL reflecting MI being in force for 141 months, however based on the loan amount and appraised value the MI would be in force for 151 months.  TIL Itemization did not disclose $XXX Settlement Fee as a Prepaid Finance Charge.
											B	Yes	Yes	Final HUD1	TX	10/XX/2003	Purchase	Primary	XXX	$XXX
456987759	XXX	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2003	Refinance	Primary	XXX	$XXX
456987761	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IL	7/XX/2003	Refinance	Primary	XXX	$XXX
456987758	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: TIL itemization did not disclose an attorney fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	MA	7/XX/2003	Refinance	Primary	XXX	$XXX
456987760	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	GA	6/XX/2003	Refinance	Primary	XXX	$XXX
456987756	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	NJ	3/XX/2003	Refinance	Primary	XXX	$XXX
456987755	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MO	1/XX/2003	Refinance	Primary	XXX	$XXX
456987753	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	KS	11/XX/2002	Refinance	Primary	XXX	$XXX
456987752	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	TX	10/XX/2002	Purchase	Primary	XXX	$XXX
456987750	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	PA	7/XX/2002	Refinance	Primary	XXX	$XXX
456987748	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	4/XX/2002	Refinance	Primary	XXX	$XXX
456987749	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/26: Fees are under disclosed $XXX and fees match the HUD.  Unable to verify the reason for the under disclosure due to missing Itemization.
											B	Yes	Yes	Final HUD1	TX	4/XX/2002	Refinance	Primary	XXX	$XXX
456987747	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	WI	12/XX/2001	Refinance	Primary	XXX	$XXX
456987745	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	11/XX/2001	Refinance	Primary	XXX	$XXX
456987746	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	FL	11/XX/2001	Refinance	Primary	XXX	$XXX
456987744	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	GA	4/XX/2001	Refinance	Investment	XXX	$XXX
456987742	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	8/XX/1999	UTD	UTD	XXX	$XXX
456987741	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MI	6/XX/1999	Refinance	Primary	XXX	$XXX
456987740	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	No	Yes	Final HUD1	AZ	12/XX/1998	Purchase	Primary	XXX	$XXX
456987743	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1991 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	CA	9/XX/1991	UTD	UTD	XXX	$XXX
456987781	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	4/XX/2010	Purchase	Primary	XXX	$XXX
456987780	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	WI	2/XX/2010	Refinance	Primary	XXX	$XXX
456987765	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OH	12/XX/2003	Purchase	Investment	XXX	$XXX
456987763	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	IL	10/XX/2003	Purchase	Primary	XXX	$XXX
456987762	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Unable to determine under disclosure, due to missing itemization of amount financed.
											D	Yes	Yes	Estimated HUD1	TX	7/XX/2003	Refinance	Primary	XXX	$XXX
456987757	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AZ	6/XX/2003	Refinance	Primary	XXX	$XXX
456987754	XXX	XXX		3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	VA	1/XX/2003	Purchase	Primary	XXX	$XXX
456987751	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	No	Yes	Final HUD1	FL	9/XX/2002	Purchase	Primary	XXX	$XXX
456987768	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2005	Refinance	Primary	XXX	$XXX
456987666	XXX	XXX	XXX	2				2
*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Second Broker Fees without Written Borrower Permission): Massachusetts Mortgage Lender and Broker Regulations:  Lender or broker engaged the services of a second mortgage broker who charged an additional fee without obtaining the written permission of the borrower to charge fee. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MA	12/XX/2012	Purchase	Primary	XXX	$XXX
456987784	XXX	XXX	XXX	2	2	*** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
											B	Yes	Yes	Final HUD1	NY	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987739	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2006	Refinance	Primary	XXX	$XXX
456987893	XXX	XXX	XXX	2
*** (OPEN) Status of property as second home is in question due to distance from primary residence.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2014 - EV3

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2014 - EV1

*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Missing Document: Approval not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1

*** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, MD - EV1

*** (OPEN) Status of property as second home is in question due to distance from primary residence.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2014
COMMENT: 2020/XX/21: Primary residence is approximately 34 miles from subject which is less than the reasonable 100 miles. Subject is in the city and primary is suburban.

*** (CLEARED) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2014
COMMENT: 2020/XX/07: Missing all income docs.

*** (CLEARED) Final Title Policy is missing. No evidence of title in file.
COMMENT: 2020/XX/24: Missing title policy.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2020/XX/07: Missing all income documentation.

*** (CLEARED) REO Documents are missing.: Address: XXX, MD
COMMENT: 2020/XX/07: Missing mortgage statement for XXX to verify Taxes and insurance included in mortgage payment
								2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible). - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2014) - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV1

*** (CLEARED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014) - EV1

*** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5380550) - EV1

*** (CLEARED) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV1

*** (CLEARED) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV1

*** (CLEARED) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
COMMENT: 2020/XX/07: High cost analysis provided as trailing doc.  reflects temp SHQM

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2020/XX/07: Payment different due to interest rate difference

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
COMMENT: 2020/XX/07: GFE reflects 4.5% HUD 4.375%

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
COMMENT: 2020/XX/07: Sufficient cure provided

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
COMMENT: 2020/XX/07: Sufficient cure provided

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
COMMENT: 2020/XX/07: Insufficient cure provided

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2020/XX/21: Not found in file

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2020/XX/07: Rate lock not found

*** (CLEARED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2020/XX/07: Missing MI cert

*** (CLEARED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2020/XX/07: Missing MI Cert

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014)
COMMENT: 2020/XX/07: Missing from fie

*** (CLEARED) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
COMMENT: 2020/XX/07: Missing from file

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2020/XX/07: Missing from file

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2020/XX/07: Missing all income, assets and credit documents.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2020/XX/07: Missing all income, assets and credit documents.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2020/XX/07: Missing all income, assets and credit documents.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2020/XX/07: Missing all income, assets and credit documents.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/5380550)
COMMENT: 2020/XX/07: Missing all income, assets and credit documents.

*** (CLEARED) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
COMMENT: 2020/XX/07: Not found in file

*** (CLEARED) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
COMMENT: 2020/XX/07: Not found in file

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2020/XX/07: Not found in file

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
COMMENT: 2020/XX/07: Not found in file

*** (CLEARED) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
COMMENT: 2020/XX/07: Not found in file

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
COMMENT: 2020/XX/07: Missing all income, assets and credit documents.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2020/XX/07: Missing all income, assets and credit documents.
											B	No	Yes	Final HUD1	MD	11/XX/2014	Purchase	Second Home	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
456987892	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	MS	7/XX/2007	Refinance	Primary	XXX	$XXX
456987894	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	VA	5/XX/2006	Purchase	Investment	XXX	$XXX
456987903	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2019/XX/03: Two appraisals will be needed for Securitization and were not provided.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2019/XX/04: File does not contain evidence of borrower receiving right to receive copy of appraisal within 3 days of application.

*** (OPEN) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
COMMENT: 2019/XX/03: File does not contain evidence borrower received Loan Originator Compensation disclosure.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2019/XX/03: File does not contain evidence of borrower receiving  List of Homeownership Counseling Organizations.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2019/XX/04: File does not contain evidence of borrower receiving servicing disclosure within 3 days of application.
											B	Yes	Yes	Final HUD1	MA	7/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987899	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2008	Refinance	Primary	XXX	$XXX
456987902	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MS	11/XX/2006	Refinance	Primary	XXX	$XXX
456987909	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	4/XX/2008	Purchase	Primary	XXX	$XXX
456987911	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	8/XX/2007	Purchase	Primary	XXX	$XXX
456987910	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	3/XX/2007	Purchase	Primary	XXX	$XXX
456987906	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
456987901	XXX	XXX	XXX	2				2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
											B	Yes	Yes	Final HUD1	MA	7/XX/2005	Refinance	Primary	XXX	$XXX
456987907	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
											D	Yes	Yes	Estimated HUD1	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
456987908	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	AR	8/XX/2004	Purchase	Primary	XXX	$XXX
456987905	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is overdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	AL	10/XX/2003	Refinance	Primary	XXX	$XXX
456987896	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	SC	1/XX/2004	Refinance	Primary	XXX	$XXX
456987904	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	CO	6/XX/2003	Refinance	Primary	XXX	$XXX
456987895	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/1992 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	CA	4/XX/1992	Refinance	Primary	XXX	$XXX
456987924	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing COMMENT: 2021/XX/11: The Final Good Faith Estimate that was locked is missing.	B	Yes	Yes	Final HUD1	NJ	5/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987971	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2020/XX/23: Zero Percent Fee has changed with no allowable tolerance
											B	Yes	No		FL	5/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987933	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 incorrectly disclosed whether property taxes are included in escrow. (Final/12/XX/2015) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2015) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 incorrectly disclosed whether property taxes are included in escrow. (Final/12/XX/2015)
COMMENT: 2021/XX/06: Page one of CD indicates no taxes in the escrow, but section G of page 2 indicates that city property taxes of XXX are included in the initial escrow payment at closing.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2015)
COMMENT: 2021/XX/06: Original application date was 10/XX/15. Loan estimate was not executed until 11/XX/15.
											B	Yes	No		MI	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987956	XXX	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Alternative Credit Documentation not provided - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2
							*** (OPEN) Missing Document: Approval not provided COMMENT: 2021/XX/06: No Approval provided	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NC	6/XX/2015	Refinance	Investment	XXX	$XXX		N/A	N/A
456987980	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2021/XX/26: The hazard insurance coverage is $XXX with loan amount of $XXX. The estimate of cost new was not provided. *** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. COMMENT: 2021/XX/26: The Hazard Insurance Policy has an expiration date of 09/XX/2017. There was no extension in the file.	2
*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2017 not accurate. (Final/09/XX/2017) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2017 not accurate. (Final/09/XX/2017)
COMMENT: 2021/XX/26: The Post Closing CD corrected the total of insurance and taxes from $XXX on the Final CD to $XXX on the Post Closing CD.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2017)
COMMENT: 2021/XX/26: The E-Sign Consent was signed on 09/XX/2017 with the Initial LE dated 08/XX/2017.
											B	Yes	No		CA	9/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987978	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV3		1			A	Yes	No		FL	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987943	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/15: File does not contain a valid COC for this fee, nor evidence of cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/04: File does not contain a valid COC for this fee, nor evidence of cure.
											B	Yes	No		MI	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987990	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2017)
COMMENT: 2021/XX/04: No evidence of early receipt was located in the file
											B	Yes	No		GA	10/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987948	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			A	Yes	Yes	Final HUD1	NC	11/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987926	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	Yes	Yes	Final HUD1	WI	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987966	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2021/XX/09: Coverage shortfall is $XXX	1			A	Yes	Yes	Final HUD1	WA	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987991	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			A	Yes	Yes	Final HUD1	MI	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987688	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MI	10/XX/2003	Purchase	Primary	XXX	$XXX
456987988	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2006	Purchase	Primary	XXX	$XXX
456987979	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
456987987	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/20: TIL Itemization did not disclose Settlement Fee of $XXX as a Prepaid Finance Charge however Doc Prep Fee of $XXX was included on Itemization but should not have been.
											B	No	Yes	Final HUD1	ID	9/XX/2003	Refinance	Second Home	XXX	$XXX
456987936	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	Yes	Yes	Final HUD1	WA	11/XX/2009	Refinance	Primary	XXX	$XXX
456987935	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	VA	7/XX/2006	Refinance	Primary	XXX	$XXX
456987983	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MD	7/XX/2008	Refinance	Primary	XXX	$XXX
456987932	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	No	Yes	Final HUD1	LA	6/XX/2007	Purchase	Primary	XXX	$XXX
456987934	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
456987992	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.250% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/03: The Lender's TIL does not disclose the correct PITI payment for the first 120 payments based on the note and MI certificate terms.
											B	Yes	Yes	Final HUD1	NC	11/XX/2006	Purchase	Primary	XXX	$XXX
456987963	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	IA	5/XX/2005	Purchase	Primary	XXX	$XXX
456987957	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MI	3/XX/2013	Refinance	Primary	XXX	$XXX
456987920	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	2/XX/2013	Refinance	Primary	XXX	$XXX
456987995	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 COMMENT: 2021/XX/05: Per AUS an appraisal is required	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	WI	1/XX/2013	Refinance	Primary	XXX	$XXX
456987986	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	NJ	12/XX/2012	Refinance	Primary	XXX	$XXX
456987961	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	Yes	Yes	Final HUD1	GA	12/XX/2012	Refinance	Primary	XXX	$XXX
456987951	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2012	Refinance	Primary	XXX	$XXX
456987974	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2009	Purchase	Primary	XXX	$XXX
456987993	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
456987962	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	3/XX/2008	Refinance	Primary	XXX	$XXX
456987954	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	MD	2/XX/2008	Refinance	Primary	XXX	$XXX
456987982	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
456987952	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2007	Refinance	Primary	XXX	$XXX
456987972	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2007	Purchase	Primary	XXX	$XXX
456987958	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2007 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	HI	3/XX/2007	Refinance	Primary	XXX	$XXX
456987955	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
456987960	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
456987923	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/01: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects
$XXX.
											B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
456987922	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MD	8/XX/2006	Refinance	Primary	XXX	$XXX
456987916	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
456987959	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/21: TIL Itemization did not disclose $XXX Email Fee as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	NJ	7/XX/2006	Refinance	Primary	XXX	$XXX
456987984	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	RI	12/XX/2005	Refinance	Primary	XXX	$XXX
456987973	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	10/XX/2005	Refinance	Primary	XXX	$XXX
456987970	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IL	8/XX/2005	Purchase	Primary	XXX	$XXX
456987981	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	DE	6/XX/2005	Refinance	Primary	XXX	$XXX
456987921	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	GA	7/XX/2003	Refinance	Primary	XXX	$XXX
456987917	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MI	6/XX/1998	Refinance	Primary	XXX	$XXX
456987939	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 2.7% per the Loan Appraoval, however the lowest index value available in the lookback period is 2.78%
											B	Yes	Yes	Final HUD1	CA	7/XX/2005	Refinance	Primary	XXX	$XXX
456987931	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	NJ	3/XX/2006	Refinance	Primary	XXX	$XXX
456987944	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Under disclosure due to lender did not include subordination recording fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	2/XX/2010	Refinance	Primary	XXX	$XXX
456987946	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	12/XX/2009	Refinance	Primary	XXX	$XXX
456987945	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	1/XX/2010	Refinance	Primary	XXX	$XXX
456987941	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Unable to determine reason for under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
456987977	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2007	Refinance	Primary	XXX	$XXX
456987918	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/11: Fees are under disclosed $XXX and fees match the HUD.  Itemization not provided.  Unable to verify the reason for the under disclosure without the Itemization.
											B	Yes	Yes	Final HUD1	PA	12/XX/2007	Refinance	Primary	XXX	$XXX
456987914	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	PA	10/XX/2007	Refinance	Primary	XXX	$XXX
456987968	XXX	XXX	XXX	2				2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	Yes	Yes	Final HUD1	MA	8/XX/2007	Refinance	Primary	XXX	$XXX
456987969	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											D	No	Yes	HUD1, not signed or stamped	WA	5/XX/2007	Purchase	Primary	XXX	$XXX
456987950	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
456987938	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	WA	3/XX/2007	Refinance	Primary	XXX	$XXX
456987989	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
456987915	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	AZ	1/XX/2007	Refinance	Primary	XXX	$XXX
456987947	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	NV	11/XX/2006	Refinance	Primary	XXX	$XXX
456987919	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2006	Refinance	Primary	XXX	$XXX
456987940	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	1/XX/2006	Refinance	Primary	XXX	$XXX
456987942	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2005	Purchase	Primary	XXX	$XXX
456987967	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/18: TIL Itemization did not disclose an Admin Fee of $XXX Courier Fees of $XXX and $XXX and a Settlement/Closing Fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	OH	3/XX/2005	Refinance	Primary	XXX	$XXX
456987949	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
											D	No	No	Missing	CA	9/XX/2004	Purchase	Primary	XXX	$XXX
456987965	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	KS	12/XX/2003	Purchase	Primary	XXX	$XXX
456987985	XXX	XXX	XXX	2				2
*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	11/XX/2003	Purchase	Primary	XXX	$XXX
456987912	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	9/XX/2003	Refinance	Primary	XXX	$XXX
456987913	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MI	2/XX/2001	Purchase	Primary	XXX	$XXX
456987897	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	OH	12/XX/2005	Refinance	Primary	XXX	$XXX
456987687	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	MI	9/XX/2006	Refinance	Primary	XXX	$XXX
456987976	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	IL	7/XX/2006	Refinance	Primary	XXX	$XXX
456988014	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NM	7/XX/2007	Refinance	Primary	XXX	$XXX
456988019	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date.
COMMENT: 2019/XX/21: Disclosure provided signed 10/XX/2007
											B	Yes	Yes	Final HUD1	ID	11/XX/2007	Refinance	Primary	XXX	$XXX
456988015	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
											B	No	Yes	Final HUD1	TX	9/XX/2005	Refinance	Investment	XXX	$XXX
456988017	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
											B	No	Yes	Final HUD1	CO	1/XX/2005	Purchase	Primary	XXX	$XXX
456988016	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/26: Unable to determine under disclosure due to missing itemization of amount financed
											B	No	Yes	Final HUD1	NY	8/XX/1999	Purchase	Primary	XXX	$XXX
456988013	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
456987855	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.63362% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .63362%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 disclosed N/A as Escrowed Property Costs over Year 1. (Final/07/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Non-Escrowed Property Costs Year 1 Incorrectly Disclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 disclosed N/A as Non-Escrowed Property Costs over Year 1. (Final/07/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/11: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.63362% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .63362%).
COMMENT: 2021/XX/11: Loan is failing QM points and fees testing.  Please provided the undiscounted rate and undiscounted price to determine if any discount points paid by the borrower may be excluded from testing

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2018)
COMMENT: 2021/XX/16: Lender's name and NMLS were provided.  This is a broker's loan, which provided contact information.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/11: No valid coc or cure provided.
											C	Yes	No		MA	7/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456987877	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Incomplete Document: Closing Disclosure is incomplete - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2021/XX/09: Omission of $XXX/month payment was not justified, causing DTI exception. *** (OPEN) Incomplete Document: Closing Disclosure is incomplete COMMENT: 2021/XX/09: 3/XX/2016 CD is incomplete.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.65214% moderately exceeds the guideline maximum of 42.41%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2016) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2016 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2016) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2021/XX/02: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.65214% moderately exceeds the guideline maximum of 42.41%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2021/XX/09: DTI variance due to $XXX consumer payment, that was excluded, by lender.  Omission of debt was not supported.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2021/XX/09: ATR risk due to DTI exception.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/09: DTI variance due to $XXX consumer payment, that was excluded, by lender.  Omission of debt was not supported.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2021/XX/02: Not provided to applicant within three (3) business days of application.
											C	Yes	No		AZ	4/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
456987875	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2021/XX/02: DTI discrepancy due to lender using stated amount for rental income when Schedule E for two years was provided verifying higher loss of income.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E) - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.02681% significantly exceeds the guideline maximum of 39.61%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2016) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2016). (Final/03/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/02: ATR failure due to DTI of 51%.

*** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E)
COMMENT: 2021/XX/09: 2014  and 2015 1040's with schedule E provided but is not signed and dated.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2021/XX/03: Loan is failing for DTI of 51% exceeding 43% and missing singed 1040's with schedule E for rental income.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/02: DTI exceeds 43%.

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2021/XX/09: 2014  and 2015 1040's with schedule E provided but is not signed and dated.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/02: Missing initial application date.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2016). (Final/03/XX/2016)
COMMENT: 2021/XX/02: Final CD over disclosed the total amount of payments by  $XXX which is approximately the amount of MI for one month.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)
COMMENT: 2021/XX/02: Initial CD not signed and no evidence of when the borrower received it.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2021/XX/02: A cure was provided for excess tolerance for credit report as noted per final CD (line J)
											C	Yes	No		NC	3/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456987869	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	Yes	Yes	Final HUD1	CO	9/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987839	XXX	XXX	XXX	3	3
*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1990 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2011 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1990 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2021/XX/04: Only need 1 borrower to have a VOE on HARP/Refi Plus.  No VVOE was provided for either borrower.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/04: Only need 1 borrower to have a VOE on HARP/Refi Plus.  No VVOE was provided for either borrower.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1990
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2011
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1990
COMMENT: 2021/XX/04: Only need 1 borrower to have a VOE on HARP/Refi Plus.  No VVOE was provided for either borrower.
								3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364651) - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8364650) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364651) - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364650) - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364651)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8364650)
COMMENT: 2021/XX/28: Missing income documentation;  loan is water falling to standard QM/ATR documentation requirements.
											C	Yes	Yes	Final HUD1	TX	6/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456987852	XXX	XXX	XXX	3	1			3
*** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2021/XX/27: Date of application 01/XX/2015 and earliest RESPA dated 02/XX/2015,
											C	Yes	Yes	Final HUD1	IL	3/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987862	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	Yes	Yes	Final HUD1	NC	11/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987863	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IL	4/XX/2003	Purchase	Primary	XXX	$XXX
456987868	XXX	XXX	XXX	2				2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if lender performed analysis of borrower’s ability to repay. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	Yes	Yes	Final HUD1	OH	12/XX/2010	Refinance	Primary	XXX	$XXX
456987850	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	OH	9/XX/2003	Refinance	Primary	XXX	$XXX
456987849	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2013	Refinance	Primary	XXX	$XXX
456987847	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	2/XX/2007	Refinance	Primary	XXX	$XXX
456987874	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	DC	12/XX/2007	Refinance	Primary	XXX	$XXX
456987853	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MD	10/XX/2003	Refinance	Primary	XXX	$XXX
456987872	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2003	Purchase	Primary	XXX	$XXX
456987860	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NJ	10/XX/2004	Refinance	Primary	XXX	$XXX
456987856	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013 - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	OH	5/XX/2013	Refinance	Primary	XXX	$XXX
456987844	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
456987854	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/14: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	No	Yes	Final HUD1	LA	5/XX/2006	Purchase	Primary	XXX	$XXX
456987866	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	MT	2/XX/2007	Purchase	Primary	XXX	$XXX
456987886	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	MI	11/XX/2003	Purchase	UTD	XXX	$XXX
456987865	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OH	3/XX/2005	Refinance	Primary	XXX	$XXX
456987885	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	OH	10/XX/2004	Purchase	UTD	XXX	$XXX
456987867	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	12/XX/2006	Refinance	Primary	XXX	$XXX
456987882	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2007	Purchase	Primary	XXX	$XXX
456987888	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	MO	6/XX/2006	Purchase	Primary	XXX	$XXX
456987873	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Unable to determine the cause of under disclosure due to missing amortization schedule.
											B	No	Yes	Final HUD1	AZ	8/XX/2007	Purchase	Primary	XXX	$XXX
456987879	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/09: Lender's Final TIL has MI in force for 98 months, based on the loan amount and appraisal value MI would be in force for 140 months.
											B	Yes	Yes	Final HUD1	NY	11/XX/2003	Purchase	Primary	XXX	$XXX
456987859	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2005	Refinance	Primary	XXX	$XXX
456987857	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MO	12/XX/2002	Refinance	Primary	XXX	$XXX
456987878	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	7/XX/2006	Purchase	Primary	XXX	$XXX
456987846	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	FL	11/XX/2006	Refinance	Primary	XXX	$XXX
456987890	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CT	10/XX/2007	Purchase	Primary	XXX	$XXX
456987864	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MA	12/XX/2004	Purchase	Primary	XXX	$XXX
456987889	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TN	9/XX/2006	Purchase	Primary	XXX	$XXX
456987843	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2003	Refinance	Primary	XXX	$XXX
456987880	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	KY	5/XX/2007	Purchase	Primary	XXX	$XXX
456987870	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	MI	1/XX/2013	Refinance	Primary	XXX	$XXX
456987881	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	WA	7/XX/2007	Purchase	Primary	XXX	$XXX
456987871	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	Final HUD1	GA	5/XX/2003	Purchase	Primary	XXX	$XXX
456987840	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	NJ	12/XX/1997	Purchase	Primary	XXX	$XXX
456987848	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	NC	2/XX/2012	Refinance	Primary	XXX	$XXX
456987884	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	Yes	Yes	Final HUD1	SC	4/XX/2003	Refinance	Primary	XXX	$XXX
456987845	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	11/XX/2005	Refinance	UTD	XXX	$XXX
456987600	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	OR	12/XX/2006	Refinance	Primary	XXX	$XXX
456987887	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TN	11/XX/2004	Purchase	Primary	XXX	$XXX
456987858	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NV	1/XX/2003	Purchase	Primary	XXX	$XXX
456987876	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	4/XX/2007	Purchase	Primary	XXX	$XXX
456987825	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	TX	6/XX/2001	Purchase	Primary	XXX	$XXX
456987827	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TN	8/XX/2002	Refinance	Primary	XXX	$XXX
456987828	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	VA	11/XX/2003	Refinance	Primary	XXX	$XXX
456987835	XXX	XXX	XXX	2				2	*** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%. - EV2		B	Yes	Yes	Final HUD1	MA	11/XX/2005	Refinance	Primary	XXX	$XXX
456987829	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	MA	11/XX/2007	Refinance	Primary	XXX	$XXX
456987831	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2011 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IN	7/XX/2011	Refinance	Primary	XXX	$XXX
456987832	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: TIL itemization did not disclose a subordination recording fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	MA	11/XX/2011	Refinance	Primary	XXX	$XXX
456987833	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	3/XX/2012	Refinance	Primary	XXX	$XXX
456987837	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	Yes	Yes	Final HUD1	IL	10/XX/2012	Refinance	Primary	XXX	$XXX
456987838	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2013	Refinance	Primary	XXX	$XXX
456987834	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2014 - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: TIL itemization did not disclose prepaid interest of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	OR	2/XX/2014	Refinance	Primary	XXX	$XXX
456987836	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 09/XX/2009 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Unable to determine under disclosure due to TIL itemization of prepaid finance charges not provided.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	MD	10/XX/2009	Refinance	Primary	XXX	$XXX
456987830	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	GA	6/XX/2009	Refinance	Primary	XXX	$XXX
456987883	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	NC	6/XX/1999	Purchase	Primary	XXX	$XXX
456987841	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	10/XX/1999	Purchase	Primary	XXX	$XXX
456987842	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	2/XX/2002	Refinance	Primary	XXX	$XXX
456987826	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2006	Purchase	Primary	XXX	$XXX
456987851	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NJ	3/XX/2010	Refinance	Primary	XXX	$XXX
456987861	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2006	Purchase	Primary	XXX	$XXX
456987891	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	No	Yes	Final HUD1	FL	4/XX/2008	Purchase	Primary	XXX	$XXX
456988010	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	Yes	No		TN	2/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988009	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2016) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2016)
COMMENT: 2021/XX/23: There is no evidence in file that the borrower was given this document.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2021/XX/25: No change of circumstance or tolerance for cure provided.
											B	Yes	No		FL	1/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988008	XXX	XXX	XXX	3	3	*** (OPEN) Genesee County Water Contamination: Property is located in Genesee County, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.38365% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .38365%). - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015) - EV2

*** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM. - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2020/XX/21: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.38365% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .38365%).
COMMENT: 2020/XX/12: Points and Fees are more than allowable maximum, the Final HUD reflects points paid by the Borrower of $XXX.  Please provide evidence of undiscounted rate and undiscounted price

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015)
COMMENT: 2020/XX/12: Evidence of the Borrower's receipt of the initial Appraisal dated 5/XX/2015 is not provided.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015)
COMMENT: 2020/XX/12: Closing Date for the Loan was 6/XX/2015, evidence in the file indicate the Appraisal was provided to the Borrower on 6/XX/2015.

*** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
COMMENT: 2020/XX/21: Unable to determine the Originator Loan Designation with documentation provided in the file.
											C	Yes	Yes	Final HUD1	MI	6/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988007	XXX	XXX	XXX	2				2
*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	VA	8/XX/2013	Refinance	Primary	XXX	$XXX
456987651	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	GA	5/XX/2008	Refinance	Second Home	XXX	$XXX
456987660	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	8/XX/1998	Refinance	Primary	XXX	$XXX
456987999	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	11/XX/2004	Refinance	Primary	XXX	$XXX
456988011	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2005	Purchase	Primary	XXX	$XXX
456988001	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	WA	12/XX/2006	Refinance	Primary	XXX	$XXX
456987663	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CT	1/XX/2007	UTD	UTD	XXX	$XXX
456988006	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2013	Refinance	Primary	XXX	$XXX
456988002	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IN	2/XX/2007	Purchase	Primary	XXX	$XXX
456987998	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	AL	7/XX/2003	Refinance	Primary	XXX	$XXX
456987997	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	No	Yes	Final HUD1	OH	4/XX/2001	Purchase	Primary	XXX	$XXX
456988003	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	4/XX/2006	Purchase	Primary	XXX	$XXX
456988005	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	HI	10/XX/2009	Refinance	Primary	XXX	$XXX
456987996	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	GA	7/XX/1996	Purchase	UTD	XXX	$XXX
456988000	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
456988012	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of amount financed
											B	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
456988129	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2	*** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. COMMENT: 2020/XX/18: 6 months continuance needed per insurance requirement disclosure in file. Only two months premium collected at closing.	1			A	No	No		CA	9/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
456988142	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2020/XX/29: 0% tolerance exceeded by $XXX due to Loan Discount Points Fee increase.  No valid Changed Circumstance provided, nor was there evidence of a cure in file.
											B	Yes	No		ID	9/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988141	XXX	XXX	XXX	1	1			1			A	Yes	No		IL	2/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988133	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	Yes	Yes	Final HUD1	MI	1/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988115	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2020/XX/17: The property is located in XXX. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX.	2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2020/XX/11: HOI Dec page reflects policy is $XXX/year and the HUD is using $XXX/year.  Need verification of actual policy amount.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2020/XX/11: HOI Dec page reflects policy is $XXX/year and the HUD is using $XXX/year.  Need verification of actual policy amount.
											B	Yes	Yes	Final HUD1	NC	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988135	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			A	Yes	No		TX	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988181	XXX	XXX	XXX	2	1			2
*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (CURED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2016). (Final/06/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CURED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2016). (Final/06/XX/2016)
COMMENT: 2021/XX/17: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $XXX.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/18: File does not contain a valid COC for this fee, nor evidence of cure.
											B	Yes	No		CA	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988102	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			A	Yes	Yes	Final HUD1	MI	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988138	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
											B	Yes	Yes	Final HUD1	FL	7/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988103	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	Yes	Yes	Final HUD1	NC	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988130	XXX	XXX	XXX	1	1			1			A	Yes	Yes	Final HUD1	NJ	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987691	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
											B	No	Yes	Final HUD1	IL	12/XX/2004	Purchase	Primary	XXX	$XXX
456988149	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
456988147	XXX	XXX	XXX	3				3
*** (OPEN) Escrow Option Clause is required and was not provided. Property is located in a flood zone and is not impounded for flood insurance. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Escrow Option Clause is required and was not provided. Property is located in a flood zone and is not impounded for flood insurance.
COMMENT: 2019/XX/12: HFIAA Disclosure (Homeowner Flood Insurance Affordability Act) documentation is missing, and flood insurance payment is not escrowed.

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2019/XX/06: The Special Flood Hazard Disclosure in the file is dated 10/XX/2006 and signed 10/XX/2006
											C	No	Yes	Final HUD1	FL	10/XX/2006	Purchase	Primary	XXX	$XXX
456988188	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	No	Yes	Final HUD1	VA	1/XX/2005	Purchase	Primary	XXX	$XXX
456988156	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	GA	5/XX/2010	Refinance	Primary	XXX	$XXX
456988169	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2008	Purchase	Primary	XXX	$XXX
456988125	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2
											B	No	Yes	Final HUD1	OH	10/XX/2004	Purchase	Primary	XXX	$XXX
456988096	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	NV	9/XX/2005	Refinance	Primary	XXX	$XXX
456988123	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/24: The TIL itemization did not disclose an application fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	MA	12/XX/2009	Refinance	Primary	XXX	$XXX
456988112	XXX	XXX	XXX	2				2	*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2		B	Yes	Yes	Final HUD1	OH	9/XX/1998	Refinance	Primary	XXX	$XXX
456988172	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	GA	8/XX/2006	Refinance	Primary	XXX	$XXX
456988152	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
456988179	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	9/XX/2007	Refinance	Investment	XXX	$XXX
456988099	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	12/XX/2006	UTD	UTD	XXX	$XXX
456988184	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
456988140	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	SC	10/XX/2005	Purchase	Primary	XXX	$XXX
456988183	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MA	9/XX/2004	Refinance	Primary	XXX	$XXX
456988158	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	11/XX/2012	Refinance	Primary	XXX	$XXX
456988126	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	10/XX/2012	Refinance	Primary	XXX	$XXX
456988114	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	PA	7/XX/2009	Refinance	Primary	XXX	$XXX
456988100	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	TN	2/XX/2008	Refinance	Primary	XXX	$XXX
456988170	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	1/XX/2008	Refinance	Primary	XXX	$XXX
456988119	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	12/XX/2007	Purchase	Primary	XXX	$XXX
456988093	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	LA	8/XX/2007	Purchase	Primary	XXX	$XXX
456988178	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
456988176	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	PA	8/XX/2007	Purchase	Second Home	XXX	$XXX
456988150	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
456988171	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	5/XX/2007	Purchase	Primary	XXX	$XXX
456988159	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	PA	4/XX/2007	Purchase	Primary	XXX	$XXX
456988185	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
456988177	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2006 - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	OR	11/XX/2006	Refinance	Primary	XXX	$XXX
456988164	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
456988146	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MA	12/XX/2005	Refinance	Primary	XXX	$XXX
456988155	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MI	8/XX/2005	Refinance	Primary	XXX	$XXX
456988165	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	8/XX/2005	Purchase	Primary	XXX	$XXX
456988151	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	10/XX/2004	Refinance	Primary	XXX	$XXX
456988186	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	10/XX/2004	Refinance	Primary	XXX	$XXX
456988101	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
456988162	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	MO	6/XX/2003	Refinance	Primary	XXX	$XXX
456988160	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	SD	2/XX/2003	Refinance	Primary	XXX	$XXX
456988120	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	VA	2/XX/2002	Purchase	Primary	XXX	$XXX
456988094	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/1999	Refinance	Primary	XXX	$XXX
456988104	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	1/XX/2014	Refinance	Primary	XXX	$XXX
456988131	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/21: TIL itemization did not disclose a settlement fee of $XXX or a flood cert fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	OK	1/XX/2014	Refinance	Primary	XXX	$XXX
456988166	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013 - EV3		2
*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
											B	Yes	Yes	Final HUD1	MA	9/XX/2013	Refinance	Primary	XXX	$XXX
456988143	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	PA	8/XX/2013	Refinance	Primary	XXX	$XXX
456988145	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2011	Purchase	Primary	XXX	$XXX
456988174	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	UT	2/XX/2010	Refinance	Second Home	XXX	$XXX
456988173	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2010 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	8/XX/2010	Refinance	Primary	XXX	$XXX
456988117	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	KY	11/XX/2009	Refinance	Primary	XXX	$XXX
456988144	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2009	Purchase	Primary	XXX	$XXX
456988106	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	WA	9/XX/2009	Refinance	Primary	XXX	$XXX
456988110	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CT	2/XX/2008	Refinance	Primary	XXX	$XXX
456988189	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	Yes	Yes	Final HUD1	UT	12/XX/2007	Purchase	Primary	XXX	$XXX
456988134	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	PA	10/XX/2007	Refinance	Primary	XXX	$XXX
456988095	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	CT	8/XX/2007	Purchase	Second Home	XXX	$XXX
456988113	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2007	Purchase	Primary	XXX	$XXX
456988148	XXX	XXX	XXX	2				2
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/25: TIL Itemization did not disclose a Tax Cert Fee for $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	TX	2/XX/2007	Refinance	Primary	XXX	$XXX
456988127	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	AZ	12/XX/2006	Refinance	Primary	XXX	$XXX
456988137	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	6/XX/2006	Refinance	Primary	XXX	$XXX
456988180	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
456988163	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	10/XX/2005	Refinance	Primary	XXX	$XXX
456988107	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2005 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MI	7/XX/2005	Refinance	Primary	XXX	$XXX
456988167	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MO	5/XX/2005	Purchase	Primary	XXX	$XXX
456988111	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	SC	4/XX/2005	Refinance	Primary	XXX	$XXX
456988097	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/14: Fees are under disclosed $XXX and fees match the HUD.  Itemization not provided.  Unable to verify the reason for the under disclosure without the itemization.
											B	Yes	Yes	Final HUD1	NY	1/XX/2005	Refinance	Primary	XXX	$XXX
456988116	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	WI	10/XX/2004	Refinance	Primary	XXX	$XXX
456988187	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MI	9/XX/2004	Purchase	Primary	XXX	$XXX
456988124	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2004	Refinance	Primary	XXX	$XXX
456988154	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2004	Purchase	Primary	XXX	$XXX
456988153	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	4/XX/2004	Refinance	Primary	XXX	$XXX
456988128	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2021/XX/15: Final TIL in file is not signed by borrower	B	Yes	Yes	Final HUD1	TX	2/XX/2004	Purchase	Primary	XXX	$XXX
456988136	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IN	11/XX/2003	Refinance	Primary	XXX	$XXX
456988105	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/09: TIL itemization did not disclose a loan discount fee of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	FL	8/XX/2003	Purchase	Primary	XXX	$XXX
456988139	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
											B	Yes	Yes	Final HUD1	MA	8/XX/2003	Refinance	Primary	XXX	$XXX
456988175	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	4/XX/2003	Refinance	Primary	XXX	$XXX
456988132	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MN	3/XX/2003	Refinance	Primary	XXX	$XXX
456988118	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	OR	12/XX/2002	Refinance	Primary	XXX	$XXX
456988168	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2001 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: TIL itemization did not disclose a Recording Service fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	IN	6/XX/2001	Refinance	Primary	XXX	$XXX
456988121	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2006	Refinance	Primary	XXX	$XXX
456988122	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CO	12/XX/2002	Refinance	Primary	XXX	$XXX
456988098	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	NC	11/XX/2011	Refinance	Primary	XXX	$XXX
456988182	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MA	7/XX/2004	UTD	UTD	XXX	$XXX
456988065	XXX	XXX	XXX	2				2
*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	AL	8/XX/2004	Refinance	Primary	XXX	$XXX
456988066	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001. - EV2

*** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	WI	12/XX/2001	Refinance	Primary	XXX	$XXX
456988027	XXX	XXX	XXX	3				3
*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											C	Yes	Yes	Final HUD1	NC	3/XX/2005	Refinance	Primary	XXX	$XXX
456988028	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2005	Purchase	Primary	XXX	$XXX
456988031	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	OR	4/XX/2007	Refinance	Primary	XXX	$XXX
456988085	XXX	XXX	XXX	2		*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3	*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy. COMMENT: 2021/XX/01: Guidelines state max LTV/CLTV/HCLTV is XXX% for manually underwritten loans. *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2021/XX/01: Guidelines state max LTV/CLTV/HCLTV is XXX% for manually underwritten loans. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2021/XX/01: Guidelines state max LTV/CLTV/HCLTV is XXX% for manually underwritten loans.	2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2015) - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10060562) - EV2

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM. - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/16: Loan designation was restated by client.

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2015)
COMMENT: 2021/XX/01: Evidence of delivery to borrower is dated prior to the appraisal report date. Lender to provide all copies of appraisal completed to verify any changes as well as proof of delivery to borrower.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10060562)
COMMENT: 2021/XX/03: Missing verification of employment dates for previous self employment.
											B	Yes	Yes	Final HUD1	NC	6/XX/2015	Purchase	Primary	XXX	$XXX		UTD	Safe Harbor QM
456988088	XXX	XXX	XXX	2
*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) - EV3

*** (OPEN) The borrower has Open Public Records/Collections/Charge Off accounts.: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Charge-offs / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX - EV3
							*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) COMMENT: 2021/XX/30: Final HUD Addendum is missing borrower's signature. *** (OPEN) Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) COMMENT: 2021/XX/25: Lead Based Paint Disclosure Missing.	2
*** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/06/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018) - EV2

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/06/XX/2018)
COMMENT: 2021/XX/25: Lender contact name and NMLS ID was not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018)
COMMENT: 2021/XX/25: Initial CD is missing.

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2021/XX/28: Appraisal Re-inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
											B	Yes	No		NJ	6/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	HUD Safe Harbor QM
456988091	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Rider - Other not provided - EV3 *** (OPEN) Missing Document: Rider - PUD not provided - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2018) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2018)
COMMENT: 2021/XX/13: Verification appraisal was delivered to borrower was not provided.
											B	No	No		GA	10/XX/2018	Purchase	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
456988092	XXX	XXX	XXX	1				1			A	No	No		CA	12/XX/2018	Refinance	Investment	XXX	$XXX		N/A
456988083	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the HUD. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Unable to determine under disclosure due to Missing Itemization of amount financed
											B	Yes	Yes	Final HUD1	NY	2/XX/2009	Refinance	Primary	XXX	$XXX
456988084	XXX	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NJ	5/XX/2009	Refinance	Primary	XXX	$XXX
456988086	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	No	Yes	Final HUD1	MD	2/XX/2012	Purchase	Primary	XXX	$XXX
456988087	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2013	Purchase	Primary	XXX	$XXX
456988089	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	MD	6/XX/2001	Refinance	Primary	XXX	$XXX
456988108	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of XXX%. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	IL	6/XX/2007	UTD	Primary	XXX	$XXX
456988214	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	No	Yes	Final HUD1	MI	1/XX/2010	Purchase	Primary	XXX	$XXX
456988213	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	No	Yes	Final HUD1	VA	5/XX/2008	Purchase	Primary	XXX	$XXX
456988221	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	NY	9/XX/2003	Refinance	Primary	XXX	$XXX
456988226	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/12: Underdisclosure due to $XXX release tracking fee not being included in prepaid finance charges per itemization of amount financed.
											B	Yes	Yes	Final HUD1	MA	7/XX/2009	Refinance	Primary	XXX	$XXX
456988227	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
456988215	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV1

*** (CLEARED) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
											B	No	Yes	Final HUD1	MD	3/XX/2009	Purchase	Primary	XXX	$XXX
456988216	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	7/XX/2006	Refinance	UTD	XXX	$XXX
456988217	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	PA	5/XX/2013	Refinance	Primary	XXX	$XXX
456988218	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
456988219	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	FL	9/XX/1994	Purchase	Primary	XXX	$XXX
456988220	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/11: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/11: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	MA	3/XX/2010	Purchase	Primary	XXX	$XXX
456988222	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TN	6/XX/2012	Refinance	Primary	XXX	$XXX
456988223	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	WA	7/XX/2009	Refinance	Primary	XXX	$XXX
456988224	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	PA	2/XX/2008	Refinance	Primary	XXX	$XXX
456988228	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	IL	4/XX/2006	Refinance	Primary	XXX	$XXX
456988078	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
456988061	XXX	XXX	XXX	2		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2002	Purchase	Primary	XXX	$XXX
456988067	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: Under disclosure is due to the lender utilizing  and index value of  4.110% per the loan approval, however the lowest index value available in the lookback period is 4.490%.
											B	Yes	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
456988075	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	AZ	6/XX/2007	Refinance	Primary	XXX	$XXX
456988062	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	GA	11/XX/2008	Refinance	Primary	XXX	$XXX
456988063	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	TN	8/XX/2001	Refinance	Primary	XXX	$XXX
456988029	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2004	Purchase	Investment	XXX	$XXX
456988023	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	GA	9/XX/2000	Refinance	Primary	XXX	$XXX
456988030	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/30: TIL Itemization did not disclose a $XXX tax certification fee as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	TX	5/XX/2005	Refinance	Primary	XXX	$XXX
456988042	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/07: Under disclosure is due to fees being under disclosed.  Itemization does not include the following fees,  which were disclosed on the HUD:  Email/E-doc Fee $XXX, Flood Certification (Life of Loan) $XXX, Tax Service Fee (Life of Loan) $XXX, Title Courier/Messenger Fee $XXX, and Wire/Funding Disbursement Fee $XXX.
											B	No	Yes	Final HUD1	FL	6/XX/2005	Purchase	Primary	XXX	$XXX
456988068	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/22: It appears a lower Index was used at origination than the 1.16% Index available within the look-back period.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/24: It appears a lower Index was used at origination than the 1.16% Index available within the look-back period.
											B	Yes	Yes	Final HUD1	IL	3/XX/2003	Refinance	Primary	XXX	$XXX
456988043	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
											B	No	Yes	Final HUD1	PA	6/XX/2005	Purchase	Primary	XXX	$XXX
456988052	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	AZ	11/XX/2007	Purchase	Primary	XXX	$XXX
456988054	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IL	3/XX/2008	Purchase	Primary	XXX	$XXX
456988044	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
456988024	XXX	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2	*** (OPEN) Initial TIL not provided - EV2		B	Yes	Yes	Final HUD1	KY	3/XX/2008	Refinance	Primary	XXX	$XXX
456988026	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2006	Purchase	Primary	XXX	$XXX
456988025	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2
											B	No	Yes	Final HUD1	IA	12/XX/2004	Purchase	Primary	XXX	$XXX
456988033	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
											B	Yes	Yes	Final HUD1	IN	9/XX/2005	Refinance	Primary	XXX	$XXX
456988076	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/08: Payment stream for the TIL was 22 payments less than calculated payment stream.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/08: Payment stream for the TIL was 22 payments less than calculated payment stream.
											B	Yes	Yes	Final HUD1	SC	6/XX/2009	Refinance	Primary	XXX	$XXX
456988074	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
456988037	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	VA	8/XX/2004	Refinance	Primary	XXX	$XXX
456988058	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	DE	9/XX/2004	Purchase	Primary	XXX	$XXX
456988045	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	UT	7/XX/2006	Purchase	Primary	XXX	$XXX
456988059	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	FL	7/XX/2005	Purchase	Primary	XXX	$XXX
456988070	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	MD	6/XX/2006	Refinance	Primary	XXX	$XXX
456988049	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	KY	3/XX/2007	Purchase	Primary	XXX	$XXX
456988048	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
456988050	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
456988073	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	LA	5/XX/2007	Purchase	Primary	XXX	$XXX
456988046	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	No	Yes	Final HUD1	PA	10/XX/2006	Purchase	Primary	XXX	$XXX
456988047	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	ME	1/XX/2007	Refinance	Primary	XXX	$XXX
456988051	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	MI	5/XX/2007	Purchase	Primary	XXX	$XXX
456988077	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/16: TIL itemization did not include $XXX recording service fee in the prepaid finance charges.
											B	Yes	Yes	Final HUD1	MD	11/XX/2007	Refinance	Primary	XXX	$XXX
456988053	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
456988036	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/27: Under disclosure due to the disclosed TIL dropping the monthly MI payment after the 120th payment however the audited TIL did not drop the monthly MI payment until after the 136th payment.
											B	Yes	Yes	Final HUD1	NY	5/XX/2004	Purchase	Primary	XXX	$XXX
456988038	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MO	12/XX/2004	Refinance	Primary	XXX	$XXX
456988039	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/28: Itemization of amount financed does not include a $XXX assignment recording fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	MA	10/XX/2004	Refinance	Primary	XXX	$XXX
456988040	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	PA	6/XX/2005	Refinance	Primary	XXX	$XXX
456988041	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NM	6/XX/2005	Refinance	Primary	XXX	$XXX
456988071	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	PA	10/XX/2006	Refinance	Primary	XXX	$XXX
456988057	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	Final HUD1	TX	10/XX/2003	Purchase	Primary	XXX	$XXX
456988035	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1998. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/1999	Refinance	Primary	XXX	$XXX
456988069	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
											B	No	Yes	Final HUD1	FL	3/XX/2005	Purchase	Primary	XXX	$XXX
456988056	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2014) - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2014)
COMMENT: 2019/XX/17: Appraisal effective date is 8/XX/14 with a report date of 9/XX/14 and the borrower was provided the appraisal on 8/XX/14.

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2019/XX/17: Affiliated Business Arrangement was not signed by the borrower.
											B	Yes	Yes	Final HUD1	MA	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988064	XXX	XXX	XXX	2	1			2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/16: Loan designation was restated by client.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)
COMMENT: 2019/XX/12: File does not contain evidence of date appraisal provided to borrower.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/16: Loan designation not found with in file
											B	Yes	Yes	Final HUD1	MI	12/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
456988232	XXX	XXX	XXX	1				1
*** (CANCELLED) (City High Cost Provision) XXX Predatory Loan (Ability to Repay not Verified): XXX Predatory Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) (City High Cost) XXX Threshold Loan (Points and Fees): XXX Anti-Predatory Lending Ordinance: Points and Fees on subject loan of 5.66158% is in excess of the allowable maximum of  5.00000% of the XXX Total Loan Amount. Points and Fees total $XXX on a XXX Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .66158%).  Compliant High Cost Loan. - EV1

*** (CANCELLED) (County High Cost Provision) XXX Predatory Loan (Ability to Repay not Verified): XXX Predatory Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) (County High Cost) XXX Threshold Loan (Points and Fees): XXX Predatory Lending Ordinance: Points and Fees on subject loan of 5.66158% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $XXX on a County Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .66158%).  Compliant High Cost Loan. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.46358% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.46358%). - EV1

*** (CLEARED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 04/XX/2018 is under-disclosed from the calculated APR of XX.XX% outside of 0.125% tolerance. (Final/04/XX/2018) - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2018). (Final/04/XX/2018) - EV1

*** (CANCELLED) (City High Cost Provision) XXX Predatory Loan (Ability to Repay not Verified): XXX Predatory Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2021/XX/27: For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing.  The loan file should reflect documentation secured from these sources.  Sources may include: CPA, regulatory agency or applicable licensing bureau.

*** (CLEARED) (City High Cost) XXX Threshold Loan (Points and Fees): XXX Anti-Predatory Lending Ordinance: Points and Fees on subject loan of 5.66158% is in excess of the allowable maximum of  5.00000% of the XXX Total Loan Amount. Points and Fees total $XXX on a XXX Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .66158%).  Compliant High Cost Loan.
COMMENT: 2021/XX/16: Anti-predatory lending requirements not met. Maximum points and fees is $XXX. Overage of $XXX.

*** (CANCELLED) (County High Cost Provision) XXX Predatory Loan (Ability to Repay not Verified): XXX Predatory Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2021/XX/27: For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing.  The loan file should reflect documentation secured from these sources.  Sources may include: CPA, regulatory agency or applicable licensing bureau.

*** (CLEARED) (County High Cost) XXX Threshold Loan (Points and Fees): XXX Predatory Lending Ordinance: Points and Fees on subject loan of 5.66158% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $XXX on a County Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .66158%).  Compliant High Cost Loan.
COMMENT: 2021/XX/16: Anti-predatory lending requirements not met. Maximum points and fees is $XXX. Overage of $XXX.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/27: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.46358% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.46358%).
COMMENT: 2021/XX/27: Points and Fees on subject loan of 4.46358% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.46358%).

*** (CLEARED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 04/XX/2018 is under-disclosed from the calculated APR of XX.XX% on Final Closing Disclosure provided on 04/XX/2018 is under-disclosed from the calculated APR of XX.XX% outside of 0.125% tolerance. (

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2018). (Final/04/XX/2018)
COMMENT: 2021/XX/27: Finance charge inaccurately disclosed on final CD.  Final CD finance charge disclosed is $XXX.  Calculated finance charges are $XXX.  Difference of $XXX
											A	Yes	No		IL	4/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988235	XXX	XXX	XXX	3
*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2019 - EV3

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Missing Document: Verification of Identification not provided - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) The borrower has Open Public Records/Collections/Charge Off accounts.: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXX - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2019
COMMENT: 2021/XX/24: Appraisal is > 120 days from the Note date.

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2021/XX/29: HUD 92900-A is missing underwriter's and lender's signatures.

*** (OPEN) Missing Document: Verification of Identification not provided
COMMENT: 2021/XX/24: Verification of identification was missing from the file.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/24: Post disaster inspection was missing from the file.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.46599% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .46599%). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/29: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.46599% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .46599%).
COMMENT: 2021/XX/29: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.
											C	Yes	No		CA	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Non QM
456988236	XXX	XXX	XXX	1				1			A	Yes	No		AZ	8/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988229	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2011	Refinance	Primary	XXX	$XXX
456988231	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2002	Purchase	Primary	XXX	$XXX
456988233	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	No	Yes	Final HUD1	VA	12/XX/2011	Purchase	Primary	XXX	$XXX
456988234	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	OK	11/XX/2006	Refinance	Primary	XXX	$XXX
456988237	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	Yes	Yes	Final HUD1	NJ	2/XX/2009	Refinance	Primary	XXX	$XXX
456988238	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MD	5/XX/2006	Refinance	Primary	XXX	$XXX
456988239	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not signed by borrower.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2009	Refinance	Primary	XXX	$XXX
456988203	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	Yes	No		FL	4/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988207	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/19: File is missing the required Fraud Report. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/21: Subject property was appraised on 10/XX/2019 prior to the FEMA disaster (XXX) dated 02/XX/2021 through 02/XX/2021. File is missing a property inspection dated after the disaster, or attestation and evidence that lender provided rep and warranty that the subject property was not damaged.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/24: Loan Discount Points were disclosed as $XXX on the Binding Loan Estimate dated 10/XX/2019 , but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $XXX was not provided.
											B	Yes	No		TX	1/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456988201	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2019 not accurate. (Final/05/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2019 not accurate. (Final/05/XX/2019)
COMMENT: 2022/XX/21: The calculated amount of escrowed property costs over year 1 is $XXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
COMMENT: 2022/XX/28: The discrepancy is the Lender credit of $XXX.
											B	Yes	No		VA	5/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988200	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7741) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2018)
COMMENT: 2022/XX/21: Missing confirmation of delivery.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7741)
COMMENT: 2022/XX/21: Fee was not initially disclosed but was added to the final CD.  No valid COC in file or evidence of a cure.
											B	Yes	No		SC	11/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988208	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2018). (Final/09/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/09/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2018). (Final/09/XX/2018)
COMMENT: 2022/XX/11: Finance charge is understated by -$XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018)
COMMENT: 2022/XX/11: Initial CD provided without proof of borrower receipt. Applying the mailing rule, CD was not provided to the borrowers at least three business days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/09/XX/2018)
COMMENT: 2022/XX/11: Evidence the LE was provided to the borrowers at least three business days prior to closing is missing.
											B	Yes	No		CA	9/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456988199	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/11: Current hazard insurance coverage is insufficient by $XXX and there is no insurer's replacement cost estimate in file for further review.	2
*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/19: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.  This disclosure is typically part of the LE; however, the earliest dated LE is not within 3 days of the loan application date.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2018)
COMMENT: 2022/XX/19: The application was completed on 07/XX/18. The earliest loan estimate was disclosed on 08/XX/18.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/19: Transfer Tax Fee disclosed as $XXX on LE dated 08/XX/2018, but disclosed as $XXX on Final Closing Disclosure.  File did not contain a valid COC for the increased tax or evidence of a tolerance cure.
											B	Yes	No		VA	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988195	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2018 not accurate. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2018 not accurate. (Final/05/XX/2018)
COMMENT: 2022/XX/21: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the taxes, insurance premiums, and/or  HOA are $XXX per month. The correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/21: Zero percent tolerance exceeded due to addition of fees.  No valid COC provided.  Cure provided at closing.
											B	No	No		FL	5/XX/2018	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456988197	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2017). (Final/10/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/14: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/14: Missing lease agreements.

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/14: Missing lease agreements.

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2022/XX/14: The final CD was not signed.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2017). (Final/10/XX/2017)
COMMENT: 2022/XX/14: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 of $XXX that does not match the actual Finance Charge for the loan of $XXX.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/14: $XXX violation due to increase in Title - Lenders Title Insurance.  No evidence of cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/14: Fee disclosed as $XXX on LE dated 07/XX/2017, but disclosed as $XXX on Final Closing Disclosure.
											C	Yes	No		CA	10/XX/2017	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
456988198	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2011 - EV1 *** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2011 - EV1
*** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/16: The property is located in FL.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2011
COMMENT: 2022/XX/16: VVOE not within 10 days of note date.
								2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2017). (Final/08/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2017). (Final/08/XX/2017)
COMMENT: 2022/XX/14: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX.  Variance of $XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/14: Transfer Tax  was disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  Insufficient cure of $XXX was provided to the borrower.
											B	Yes	No		FL	8/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988204	XXX	XXX	XXX	2	1	*** (CLEARED) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2014 - EV1 *** (CLEARED) Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2016 - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016) - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75130) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/04: This exception will be cleared once all ATR/QM specific exceptions have been cured/cleared.

*** (CLEARED) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2022/XX/04: This exception will be cleared once all ATR/QM specific exceptions have been cured/cleared.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/04: This exception will be cleared once all ATR/QM specific exceptions have been cured/cleared.
											B	Yes	No		SC	12/XX/2016	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
456988191	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2020 used as disbursement date for compliance testing. - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2020, prior to three (3) business days from transaction date of 04/XX/2020. - EV1

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/12: Verified
											C	Yes	No	HELOC Agreement	CO	4/XX/2020	Refinance	Primary	XXX	$XXX
456988190	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2019 used as disbursement date for compliance testing. - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2019, prior to three (3) business days from transaction date of 02/XX/2019. - EV1

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/11: Application not provided.
											B	Yes	No	HELOC Agreement	GA	2/XX/2019	Refinance	Primary	XXX	$XXX
456988194	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2017 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/06/XX/2017) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 08/XX/2017. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/10: Verified
											B	Yes	No	HELOC Agreement	GA	8/XX/2017	Refinance	Primary	XXX	$XXX
456988206	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV2

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV2

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV2

*** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	RI	5/XX/2013	Refinance	Primary	XXX	$XXX
456988192	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2012, prior to three (3) business days from transaction date of 12/XX/2012. - EV2
											B	No	Yes	HELOC Agreement	CA	12/XX/2012	Refinance	Primary	XXX	$XXX
456988205	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2010 - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	SC	9/XX/2010	Purchase	Primary	XXX	$XXX
456988193	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
											B	No	Yes	HELOC Agreement	MO	4/XX/2008	Refinance	Primary	XXX	$XXX
456988196	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
456988212	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	MD	11/XX/2006	Refinance	Primary	XXX	$XXX
456988202	XXX	XXX		2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/30: Til appears to be final but not signed or initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	NC	2/XX/2006	Purchase	Primary	XXX	$XXX
456988211	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2005	Refinance	Primary	XXX	$XXX
456988210	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	DC	5/XX/2005	Purchase	Investment	XXX	$XXX
456988209	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	IL	12/XX/2001	Purchase	UTD	XXX	$XXX
456988240	XXX	XXX	XXX	2				2
*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
456988244	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/04: TIL itemization disclosed lender's title insurance as $XXX HUD disclosed fee as $XXX.  Itemization disclosed recording fees as $XXX HUD disclosed fee as $XXX.
											B	Yes	Yes	Final HUD1	NJ	12/XX/2006	Refinance	Primary	XXX	$XXX
456988293	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MD	1/XX/2009	Purchase	Primary	XXX	$XXX
456988297	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IN	11/XX/2005	Purchase	Primary	XXX	$XXX
456988302	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	PA	11/XX/2005	Purchase	Primary	XXX	$XXX
456988306	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	AZ	8/XX/2007	Purchase	Primary	XXX	$XXX
456988242	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	No	Yes	Final HUD1	NY	6/XX/1999	Purchase	Primary	XXX	$XXX
456988246	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/1993 - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/25: Unable to determine under disclosure due to missing amortization schedule from file.
											B	No	Yes	Final HUD1	PA	3/XX/1992	Purchase	Primary	XXX	$XXX
456988241	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2016/XX/10: Applied Seller credits per front page of HUD1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2016/XX/10: Applied Seller credits per front page of HUD1
											B	No	Yes	Final HUD1	AL	6/XX/2010	Purchase	Primary	XXX	$XXX
456988248	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
456988264	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
456988269	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	TN	8/XX/2007	Purchase	Primary	XXX	$XXX
456988266	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	KS	6/XX/2007	Purchase	Primary	XXX	$XXX
456988262	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	OH	6/XX/2006	Purchase	Primary	XXX	$XXX
456988261	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	8/XX/2005	Refinance	Primary	XXX	$XXX
456988260	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/26: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	IA	5/XX/2004	Refinance	Primary	XXX	$XXX
456988253	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	VA	1/XX/2002	Refinance	Primary	XXX	$XXX
456988250	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	TX	2/XX/2000	Purchase	Primary	XXX	$XXX
456988275	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	CA	8/XX/1998	Purchase	Second Home	XXX	$XXX
456988254	XXX	XXX	XXX	2		*** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	No	Yes	Final HUD1	PA	4/XX/1994	Purchase	Primary	XXX	$XXX
456988259	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/22: TIL itemization did not disclose a flood certificate fee of $XXX or a settlement fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	UT	4/XX/2004	Purchase	Primary	XXX	$XXX
456988273	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012 - EV3		2
*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	IN	5/XX/2012	Refinance	Primary	XXX	$XXX
456988258	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	MT	12/XX/2003	Refinance	Primary	XXX	$XXX
456988265	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/19: Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for purchase transactions. There is a Seller credit on page one of HUD for $XXX which is not itemized therefore excluded.
											B	Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
456988255	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MA	8/XX/2003	Refinance	Primary	XXX	$XXX
456988251	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	GA	12/XX/2000	Purchase	Primary	XXX	$XXX
456988249	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/1998 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	2/XX/1998	Purchase	Primary	XXX	$XXX
456988268	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
456988276	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	OK	6/XX/2008	Refinance	Primary	XXX	$XXX
456988272	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	NM	8/XX/2009	Refinance	Primary	XXX	$XXX
456988274	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013 - EV3		1			A	Yes	Yes	Final HUD1	NC	2/XX/2013	Refinance	Primary	XXX	$XXX
456988252	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/27: TIL Itemization did not disclose $XXX of the $XXX flood cert fee, $XXX courier fee or $XXX tax service fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	WI	2/XX/2001	Refinance	Primary	XXX	$XXX
456988256	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	AL	7/XX/2003	Refinance	Primary	XXX	$XXX
456988281	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2005	Purchase	Primary	XXX	$XXX
456988283	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/28: TIL itemization disclosed a pick up fee of $XXX however the HUD-1 shows the actual pick up charged was $XXX
											B	Yes	Yes	Final HUD1	NY	6/XX/2003	Refinance	Primary	XXX	$XXX
456988282	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2003	Purchase	Primary	XXX	$XXX
456988285	XXX	XXX	XXX	2				2
*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TX	10/XX/2003	Refinance	Investment	XXX	$XXX
456988278	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Second Home	XXX	$XXX
456988284	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2010 - EV3		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2010 - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	PA	6/XX/2010	Refinance	Primary	XXX	$XXX
456988289	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TN	10/XX/2003	Refinance	Primary	XXX	$XXX
456988300	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2006	Refinance	Primary	XXX	$XXX
456988299	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
											B	Yes	Yes	Final HUD1	TX	4/XX/2007	Purchase	Primary	XXX	$XXX
456988295	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
											B	No	Yes	Final HUD1	AZ	2/XX/2008	Purchase	Primary	XXX	$XXX
456988296	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	8/XX/1998	Purchase	Primary	XXX	$XXX
456988305	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	IL	4/XX/2008	Purchase	Primary	XXX	$XXX
456988290	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2
											B	No	Yes	Final HUD1	PA	9/XX/2003	Purchase	Primary	XXX	$XXX
456988291	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	GA	8/XX/2002	Refinance	Primary	XXX	$XXX
456988301	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/14: Appraisal not provided.	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/14: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	VA	10/XX/2004	Refinance	Primary	XXX	$XXX
456988307	XXX	XXX	XXX	2				2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
											B	Yes	Yes	Final HUD1	IL	12/XX/2012	Refinance	Primary	XXX	$XXX
456988317	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review
											B	Yes	Yes	Final HUD1	TX	10/XX/2013	Refinance	Primary	XXX	$XXX
456988318	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.
											B	Yes	Yes	Final HUD1	FL	11/XX/2013	Refinance	Primary	XXX	$XXX
456988309	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	CT	7/XX/2002	Refinance	Primary	XXX	$XXX
456988310	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	3/XX/2004	Refinance	Primary	XXX	$XXX
456988319	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NY	5/XX/2004	Purchase	Primary	XXX	$XXX
456988311	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	AZ	5/XX/2005	Purchase	Primary	XXX	$XXX
456988320	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	PA	9/XX/2005	Purchase	Primary	XXX	$XXX
456988313	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	No	Yes	Final HUD1	OH	2/XX/2006	Purchase	Primary	XXX	$XXX
456988316	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	DE	7/XX/2009	Purchase	Primary	XXX	$XXX
456988314	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
456988315	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	11/XX/2007	Purchase	Primary	XXX	$XXX
456988308	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	8/XX/1998	Refinance	Primary	XXX	$XXX
456988373	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
456988367	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2009	Purchase	Primary	XXX	$XXX
456988378	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2003	Purchase	Primary	XXX	$XXX
456988374	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2019/XX/04: TIL appears to be final but not signed nor initialed by borrower.	B	Yes	Yes	Final HUD1	NC	1/XX/2007	Purchase	Primary	XXX	$XXX
456988368	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/04: Itemization of Amount Financed not available.  Unable to analyze reason for finance charge under disclosure.
											B	Yes	Yes	Final HUD1	NY	11/XX/2004	Refinance	Primary	XXX	$XXX
456988380	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	MO	11/XX/2011	Refinance	Primary	XXX	$XXX
456988377	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2006	Purchase	Primary	XXX	$XXX
456988366	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AR	12/XX/2006	Refinance	Primary	XXX	$XXX
456988370	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AZ	2/XX/2004	Refinance	Investment	XXX	$XXX
456988369	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NH	2/XX/2004	Refinance	Primary	XXX	$XXX
456988371	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	5/XX/2006	Refinance	Primary	XXX	$XXX
456988375	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	6/XX/2008	Purchase	Primary	XXX	$XXX
456988379	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Construction Loan Addendum / Allonge not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											D	No	No	Missing	FL	2/XX/2000	Purchase	Primary	XXX	$XXX
456988372	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2004 - EV3		1			A	Yes	Yes	Final HUD1	NJ	6/XX/2004	Purchase	Primary	XXX	$XXX
456988365	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: The lender's TIL reflects MI dropping off after 120 months, however, the audited TIL indicates MI should drop off after 156 months.
											B	No	Yes	Final HUD1	AL	9/XX/2004	Purchase	Primary	XXX	$XXX
456988364	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	IN	11/XX/2005	Purchase	Primary	XXX	$XXX
456988376	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	LA	11/XX/2007	Refinance	Primary	XXX	$XXX
456988079	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/20: TIL itemization did not disclose a Travel fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	10/XX/2009	Purchase	Primary	XXX	$XXX
456988081	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: No AUS included in file and no guidelines provided.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.12656%, LTV/CLTV: XXX%/XXX%, Credit Score: 745, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2020) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/26: Failure due to missing AUS/guidelines and income docs.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/18: No AUS included in file and no guidelines provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.12656%, LTV/CLTV: XXX%/XXX%, Credit Score: 745, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/18: No AUS included in file and no guidelines provided.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/25: The file is missing 2017 signed tax returns, YTD P&L and Balance Sheet for business reporting on Schedule C.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/18: File is missing the initial Loan Estimate and no evidence of separate Right to Receive Copy of Appraisal provided in file.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2022/XX/18: No AUS included in file and no guidelines provided.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/25: Affiliated Business Arrangement in file was received at closing. There was no evidence of an earlier disclosure provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/18: File is missing the Loan Estimate.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020)
COMMENT: 2022/XX/18: Final CD calculated the Estimated Property Costs over Year 1 based on monthly Estimated Taxes, Insurance and Assessments of $XXX which included $XXX  monthly HOI instead of $XXX verified in the loan file.  Estimated Property Costs over Year 1 should reflect $XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2020)
COMMENT: 2022/XX/18: Final CD was issued 01/XX/2020 and received on 01/XX/2020. There was no evidence of an earlier CD in file.
											C	Yes	No		NY	1/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
456988082	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Credit Exception: - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2014 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2014 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
							*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/25: Missing income document. w-2, Paystubs *** (OPEN) Credit Exception: COMMENT: 2022/XX/26: File is missing a fully executed close out letter for the 2nd Heloc paid at closing.	3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.38916%, LTV/CLTV: XXX%/XXX%, Credit Score: 797, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2020) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/26: Failure due to missing AUS/guidelines and income docs.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/25: Most recent paystub in file is dated over 90 days from the Note date.

*** (OPEN) General Ability To Repay Provision Income and Assets - K-1 Less 25%: Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/26: Missing K1's for most recent 2 years and third party verification

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.38916%, LTV/CLTV: XXX%/XXX%, Credit Score: 797, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/25: File is missing AUS/guidelines.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: No evidence to the consumer was provided with right to receive a copy of the Appraisal.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: Missing LE unable to determine without the LE

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2020)
COMMENT: 2022/XX/25: The Closing Disclosure not provided to Borrower at least 3 business days prior 4/XX/2021 to closing.
											C	Yes	No		CA	4/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
456988080	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Evidence of Access to Funds not provided - EV3 *** (OPEN) Missing Document: Hazard Dec Page not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/25: Guidelines not provided. *** (OPEN) Missing Document: Evidence of Access to Funds not provided COMMENT: 2022/XX/12: Evidence of Access to Funds Letter not provided in file. *** (OPEN) Missing Document: Hazard Dec Page not provided COMMENT: 2022/XX/12: Insurance policy in file reflects XXX Condo Association Blanket policy. Borrowers insurance policy reflects current rental address not subject address in error.	3
*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 18.67650%, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10404207) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2017) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/01/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2017) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 18.67650%, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/11: Disclosure sent to borrower on 12.XX.2016

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/11: Disclosure sent to borrower on 12.XX.2016

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
COMMENT: 2022/XX/12: NMLS website  reflects Loan Originator start 7/XX/2016.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2017)
COMMENT: 2022/XX/11: 1/XX/2017 is more than three business days prior to closing.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2016)
COMMENT: 2022/XX/11: Loan Estimate in file date 12/XX/2016 was sent to borrower.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/25: No valid COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/11: The fee is less than the amount initial  disclosed on loan estimate- 1/XX/2017

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2022/XX/11: The fee is less than the amount initial  disclosed on loan estimate- 1/XX/2017

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/11: The fee is less than the amount initial  disclosed on loan estimate- 1/XX/2017
											C	Yes	No		NY	1/XX/2017	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
456988341	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TN	12/XX/2011	Refinance	UTD	XXX	$XXX
456988342	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	FL	3/XX/2012	Refinance	Primary	XXX	$XXX
456988349	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MD	7/XX/2013	Refinance	Primary	XXX	$XXX
456988345	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2013, prior to three (3) business days from transaction date of 02/XX/2013. - EV2
											B	Yes	Yes	Final HUD1	AL	2/XX/2013	Refinance	Primary	XXX	$XXX
456988350	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	12/XX/2013	Purchase	Primary	XXX	$XXX
456988340	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CT	2/XX/2010	Refinance	Primary	XXX	$XXX
456988335	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	PA	5/XX/2007	Refinance	Primary	XXX	$XXX
456988336	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	Yes	Yes	Final HUD1	NM	8/XX/2008	Purchase	Primary	XXX	$XXX
456988331	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	DE	9/XX/2005	Purchase	Primary	XXX	$XXX
456988343	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2012	Refinance	Primary	XXX	$XXX
456988329	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2003 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	No	Yes	Final HUD1	TN	12/XX/2003	Purchase	Primary	XXX	$XXX
456988347	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement (You are not required to complete this agreement…). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/22: Missing initial application
											B	Yes	Yes	Final HUD1	CT	3/XX/2013	Purchase	Primary	XXX	$XXX
456988328	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: TIL Itemization did not disclose the $XXX settlement fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	FL	7/XX/2003	Refinance	Primary	XXX	$XXX
456988346	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
											B	Yes	Yes	Final HUD1	MI	2/XX/2013	Refinance	Primary	XXX	$XXX
456988357	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	OK	8/XX/2012	Purchase	Primary	XXX	$XXX
456988332	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	3/XX/2006	Refinance	Primary	XXX	$XXX
456988330	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	5/XX/2005	Purchase	Primary	XXX	$XXX
456988338	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: TIL itemization did not disclose $XXX attorney fee as prepaid finance charge
											B	No	Yes	Final HUD1	TX	10/XX/2008	Purchase	Primary	XXX	$XXX
456988322	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	SC	12/XX/1995	Refinance	UTD	XXX	$XXX
456988325	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IN	7/XX/2003	Refinance	Primary	XXX	$XXX
456988339	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	NY	4/XX/2009	Refinance	Primary	XXX	$XXX
456988356	XXX	XXX	XXX	2				2
*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	OH	9/XX/2003	Refinance	Primary	XXX	$XXX
456987662	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/01: TIL itemization did not disclose $XXX Loan Discount Fee as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	AZ	6/XX/2005	Refinance	Primary	XXX	$XXX
456987650	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
456988333	XXX	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2007 - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
456988337	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	DC	10/XX/2008	Refinance	Primary	XXX	$XXX
456988334	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	1/XX/2007	Purchase	Primary	XXX	$XXX
456987766	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	3/XX/2004	Purchase	Primary	XXX	$XXX
456988323	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	IA	1/XX/1999	Purchase	UTD	XXX	$XXX
456988352	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (CANCELLED) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV1

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2021/XX/05: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application (07/XX/2014).

*** (CANCELLED) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
COMMENT: 2021/XX/08: Fee was seller paid which is typical for the state of NJ.
											B	Yes	Yes	Final HUD1	NJ	9/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988358	XXX	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2021/XX/09: The RESPA Homeownership counseling document is missing.
											B	Yes	Yes	Final HUD1	WA	9/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456988354	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
											B	Yes	Yes	Final HUD1	IN	10/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988355	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/08: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	1			A	Yes	No		TX	7/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988351	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV1

*** (CANCELLED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV1

*** (CANCELLED) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV1

*** (CANCELLED) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV1

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2021/XX/02: Loan Originator was not found in the NMLS System.

*** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2021/XX/08: The payment did not include the Mortgage Insurance Premium of $XXX.

*** (CANCELLED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2021/XX/08: The payments did not include the monthly Mortgage Insurance Premium of $XXX.

*** (CANCELLED) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
COMMENT: 2021/XX/08: The payment did not include the Mortgage Insurance Premium of $XXX.

*** (CANCELLED) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2021/XX/08: The payment did not include the Mortgage Insurance Premium of $XXX.
											B	Yes	Yes	Final HUD1	WV	5/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988359	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.17709% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .17709%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/05: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.17709% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .17709%).
COMMENT: 2021/XX/05: Points and fees have exceeded maximum by $XXX or .17709%.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)
COMMENT: 2021/XX/05: Verification appraisal was delivered to borrower was not provided.
											C	Yes	No		NJ	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988363	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2018) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)
COMMENT: 2021/XX/01: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2021/XX/01: Disclosure was provided 12/XX/2018. App date 11/XX/2018.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2018)
COMMENT: 2021/XX/01: Evidence of earlier borrower receipt was not found in file.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2021/XX/17: Sufficient or excess cure was provided to the borrower at Closing. (7520)
											B	Yes	No		MI	12/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988360	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2021/XX/26: Lender credit was last disclosed on the LE as -$XXX, but was disclosed on the final CD as $XXX. No valid COC was in the file for this change, nor evidence of cure at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/26: Transfer tax was last disclosed as $XXX on the LE, but was disclosed on the final CD as $XXX. No valid COC was in the file for this change, nor evidence of cure at closing.
											B	Yes	No		KS	4/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988381	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	MI	7/XX/2003	Purchase	Primary	XXX	$XXX
456988382	XXX	XXX	XXX	3	3	*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2022/XX/04: The survey fee was not disclosed timely to borrower. No valid changed circumstance or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/04: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
											B	Yes	No		FL	5/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	HUD Safe Harbor QM
456988383	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
456988453	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	9/XX/2008	Purchase	Primary	XXX	$XXX
456988456	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	NM	12/XX/2003	Purchase	Primary	XXX	$XXX
456988457	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
456988458	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	OK	1/XX/2005	Refinance	Primary	XXX	$XXX
456988464	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MI	10/XX/2003	Refinance	Primary	XXX	$XXX
456988465	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX). - EV2
											B	No	Yes	Final HUD1	MO	12/XX/2003	Purchase	Primary	XXX	$XXX
456988466	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	PA	9/XX/2005	Refinance	Primary	XXX	$XXX
456988467	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
456988468	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	UT	1/XX/2007	Refinance	Primary	XXX	$XXX
456988459	XXX	XXX	XXX	3	3	*** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2014 - EV3 *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2012 - EV3 *** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2011 - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Verification of Identification not provided - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3		2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 06/XX/2015 - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/19: Not provided within 3 days of application.
											B	Yes	Yes	Final HUD1	MD	6/XX/2015	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
456988454	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing all loan applications. - EV3		2
*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/1999 which is 30 days prior to the note date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	SC	6/XX/1999	Purchase	Primary	XXX	$XXX
456988461	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2005	Purchase	Primary	XXX	$XXX
456988460	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/26: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	OK	7/XX/2003	Refinance	Primary	XXX	$XXX
456988455	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 01/XX/2009 - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	NJ	3/XX/2009	Refinance	Primary	XXX	$XXX
456988463	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2005	Refinance	Primary	XXX	$XXX
456988469	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2009	Refinance	Primary	XXX	$XXX
456988471	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	PA	2/XX/2003	Refinance	Primary	XXX	$XXX
456988462	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2007	Refinance	Primary	XXX	$XXX
456988479	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2009	Refinance	Primary	XXX	$XXX
456988473	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2004	Purchase	Primary	XXX	$XXX
456988482	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received the TIL.
											B	Yes	Yes	Final HUD1	AZ	12/XX/2009	Refinance	Primary	XXX	$XXX
456988550	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2004	Refinance	Primary	XXX	$XXX
456988493	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											D	Yes	No	Missing	NY	6/XX/2004	Purchase	Primary	XXX	$XXX
456988508	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2003	Purchase	Primary	XXX	$XXX
456988522	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Virginia Prepayment Penalty Investment: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for investment properties of 1% of the prepaid balance $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	No	Yes	Final HUD1	VA	10/XX/2003	Purchase	Investment	XXX	$XXX
456988531	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MS	12/XX/2003	Purchase	Primary	XXX	$XXX
456988532	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	AL	2/XX/2004	Refinance	UTD	XXX	$XXX
456988536	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	IN	9/XX/2007	Purchase	Primary	XXX	$XXX
456988518	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/23: TIL itemization did not disclose a Settlement fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	PA	2/XX/2008	Refinance	Primary	XXX	$XXX
456988543	XXX	XXX	XXX	2				2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	Yes	Yes	Final HUD1	MA	12/XX/2007	Refinance	Primary	XXX	$XXX
456988538	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	Yes	Yes	Final HUD1	TN	1/XX/2009	Refinance	Primary	XXX	$XXX
456988523	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	SC	4/XX/2003	Refinance	Primary	XXX	$XXX
456988559	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/28: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%	B	Yes	Yes	Final HUD1	NY	5/XX/2005	Refinance	Primary	XXX	$XXX
456988526	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
											B	Yes	Yes	Final HUD1	AL	10/XX/2006	Refinance	Primary	XXX	$XXX
456988560	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2
											B	No	Yes	Final HUD1	AZ	7/XX/2003	Purchase	Primary	XXX	$XXX
456988537	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
											D	Yes	Yes	Estimated HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
456988491	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			A	No	Yes	Final HUD1	OH	4/XX/2002	Purchase	Investment	XXX	$XXX
456988544	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NC	12/XX/2011	Refinance	Primary	XXX	$XXX
456988510	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/23: Missing Document: Note Addendum - Interest Only not provided
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Purchase	Primary	XXX	$XXX
456988527	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2
											B	Yes	Yes	Final HUD1	GA	4/XX/2003	Purchase	Primary	XXX	$XXX
456988499	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2011 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2011, prior to three (3) business days from transaction date of 12/XX/2011. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/07: Close at Home Loan. Final TIL not signed, however, Acknowledgment of Receipt in file signed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/07: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	UT	12/XX/2011	Refinance	Primary	XXX	$XXX
456988539	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2009 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NH	11/XX/2009	Refinance	Primary	XXX	$XXX
456988501	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AZ	6/XX/2008	Refinance	Primary	XXX	$XXX
456988525	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Purchase	Primary	XXX	$XXX
456988546	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	11/XX/2005	Purchase	Primary	XXX	$XXX
456988509	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2005 - EV3		1			A	Yes	Yes	Final HUD1	NC	7/XX/2005	Purchase	Primary	XXX	$XXX
456988524	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	WA	11/XX/2004	Refinance	Primary	XXX	$XXX
456988512	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	Yes	Yes	Final HUD1	GA	12/XX/2003	Refinance	Primary	XXX	$XXX
456988528	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/13: Unable to determine under disclosure due to missing amortization schedule from file.
											B	No	Yes	Final HUD1	VA	6/XX/2003	Purchase	Primary	XXX	$XXX
456988514	XXX	XXX	XXX	3				3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.62326% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 4.62326%.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/16: Under-disclosure is fee related; unable to be sourced due to missing Itemization of Amount Financed.
											C	Yes	Yes	Final HUD1	TX	9/XX/2004	Refinance	Primary	XXX	$XXX
456987791	XXX	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MS	1/XX/2009	Refinance	Primary	XXX	$XXX
456987800	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NJ	8/XX/1998	Purchase	Primary	XXX	$XXX
456987804	XXX	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	OH	7/XX/2004	Refinance	Primary	XXX	$XXX
456987807	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
456988565	XXX	XXX	XXX	1		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 04/XX/2004 - EV2		1			A	No	Yes	Final HUD1	MD	4/XX/2004	Purchase	Primary	XXX	$XXX
456988415	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MI	12/XX/2013	Refinance	Primary	XXX	$XXX
456988414	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2013 - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	No	Yes	Final HUD1	MD	10/XX/2013	Purchase	Primary	XXX	$XXX
456988436	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2013	Purchase	Primary	XXX	$XXX
456988412	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	MO	8/XX/2013	Refinance	Primary	XXX	$XXX
456988413	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	LA	9/XX/2013	Purchase	Primary	XXX	$XXX
456988411	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
											B	No	Yes	Final HUD1	MD	7/XX/2013	Purchase	Primary	XXX	$XXX
456988409	XXX	XXX	XXX	2				2
*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	IL	6/XX/2013	Purchase	Primary	XXX	$XXX
456988410	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/29: Itemization did not disclose the attorney fee of $XXX and recording service fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	IL	6/XX/2013	Purchase	Primary	XXX	$XXX
456988408	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MD	4/XX/2013	Refinance	Primary	XXX	$XXX
456988407	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	PA	4/XX/2013	Refinance	Primary	XXX	$XXX
456988405	XXX	XXX	XXX	2				2
*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
											B	Yes	Yes	Final HUD1	MD	7/XX/2012	Refinance	Primary	XXX	$XXX
456988404	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	VA	7/XX/2012	Refinance	Primary	XXX	$XXX
456988403	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
											B	Yes	Yes	Final HUD1	NJ	3/XX/2012	Refinance	Primary	XXX	$XXX
456988402	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/25: TIL itemization did not disclose -$XXX prepaid interest, $XXX closing protection letter fee or $XXX subordination recording fee as prepaid finance charge
											B	Yes	Yes	Final HUD1	PA	9/XX/2011	Refinance	Primary	XXX	$XXX
456988400	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2011 - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2011	Purchase	Primary	XXX	$XXX
456988399	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/24: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
											B	Yes	Yes	Final HUD1	MN	2/XX/2011	Refinance	Primary	XXX	$XXX
456988397	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 12/XX/2010 - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
											B	Yes	Yes	Final HUD1	MO	1/XX/2011	Refinance	Primary	XXX	$XXX
456988398	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
											B	Yes	Yes	Final HUD1	CT	12/XX/2010	Refinance	Primary	XXX	$XXX
456988396	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	DE	9/XX/2010	Refinance	Primary	XXX	$XXX
456988395	XXX	XXX	XXX	2				2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	9/XX/2009	Refinance	Primary	XXX	$XXX
456988435	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2007 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
456988393	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	12/XX/2006	Purchase	Primary	XXX	$XXX
456988392	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
456988389	XXX	XXX	XXX	1		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	Yes	Yes	Final HUD1	NY	12/XX/2004	Refinance	Primary	XXX	$XXX
456988433	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	FL	3/XX/2003	Purchase	Primary	XXX	$XXX
456988432	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/27: TIL itemization did not disclose attorney fee $XXX recording service fee $XXX or courier fee $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	DE	10/XX/2002	Refinance	Primary	XXX	$XXX
456988384	XXX	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1075/466 used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 03/XX/2000 - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NY	4/XX/2000	Purchase	Primary	XXX	$XXX
456988387	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2003	Refinance	Primary	XXX	$XXX
456988434	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/05: TIL itemization not provided.  Underdisclsoure appears to be related to paystream used by Lender at closing versus TIL paystream.
											B	Yes	Yes	Final HUD1	TX	1/XX/2004	Purchase	Primary	XXX	$XXX
456988401	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	Yes	Yes	Final HUD1	UT	6/XX/2011	Purchase	Primary	XXX	$XXX
456988388	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/13: Unable to determine cause of under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	MA	3/XX/2004	Refinance	Primary	XXX	$XXX
456988385	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/07: Under disclosure appears to be fee related but unable to verify due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	TX	12/XX/2000	Purchase	Primary	XXX	$XXX
456988394	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	CT	12/XX/2007	Refinance	Primary	XXX	$XXX
456988390	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	DC	9/XX/2005	Refinance	Primary	XXX	$XXX
456988386	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TN	3/XX/2002	Refinance	Primary	XXX	$XXX
456988452	XXX	XXX	XXX	2	1			2
*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2019 not accurate. (Final/05/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed $XXX instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:2/1816155) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
COMMENT: 2021/XX/30: No evidence of the ability to repay.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2019 not accurate. (Final/05/XX/2019)
COMMENT: 2021/XX/30: The final CD Closing disclosure escrowed property cost is accurate.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
COMMENT: 2021/XX/30: The final CD Closing disclosure finance charge is accurate

*** (OPEN) TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed $XXX instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:2/1816155)
COMMENT: 2021/XX/30: The final CD Closing projected mortgage insurance paystream is accurate

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
COMMENT: 2021/XX/30: The final CD total of payments is accurate.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/30: no evidence of cure provided.
											B	Yes	No		MD	5/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988451	XXX	XXX	XXX	2	1			2
*** (OPEN) North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Rate Spread Home Loan. - EV2
											A	Yes	No		NC	10/XX/2018	Purchase	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
456988450	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/04: Missing complete copy of the credit report and evidence preforeclosure sale took place four or more years from disbursement date of subject transaction	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9650155) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/04: Loan ran through standard QM/ATR waterfall due to missing credit report

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/04: Loan ran through standard QM/ATR waterfall due to missing credit report

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/04: Missing initial 1003 signed/dated by the originator

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/04: Missing initial 1003 signed/dated by the originator

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9650155)
COMMENT: 2022/XX/04: Loan ran through standard QM/ATR waterfall due to missing credit report

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
COMMENT: 2022/XX/04: Missing initial 1003 signed/dated by the originator

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/04: Missing initial 1003 signed/dated by the originator

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018)
COMMENT: 2021/XX/28: Non-Escrowed Property Costs over Year 1 includes Mortgage insurance however MI is escrowed

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018)
COMMENT: 2021/XX/28: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/28: No cure or valid CIC on file
											C	Yes	No		GA	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988449	XXX	XXX	XXX	2	2	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV2 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV2 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2008 - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX COMMENT: 2023/XX/27: Missing 2 months asset statements for XXX *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/27: 2017 W2s missing for XXX as WVOE does not contain prior year earnings.	2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/28: No cure or valid COC on file

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
COMMENT: 2021/XX/28: No cure or valid COC on file

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/28: No cure or valid COC on file

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/19: Loan ran through standard QM/ATR waterfall due to missing AUS conditions
											B	No	No		FL	8/XX/2018	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
456988448	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) AUS Findings: Available for Closing discrepancy. COMMENT: 2022/XX/08: Assets of $XXX is less than AUS Available for Closing of $XXX. *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. COMMENT: 2022/XX/08: Qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/08: Assets for Closing of $XXX is less than Cash From Borrower $XXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/08: Missing 2 years evidence of bonus income.

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
COMMENT: 2022/XX/08: Missing 2 years evidence of bonus income.

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus)
COMMENT: 2022/XX/08: Missing 2 years evidence of bonus income.

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
COMMENT: 2022/XX/08: Missing 2 years evidence of bonus income.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018)
COMMENT: 2021/XX/22: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2021/XX/22: Cure for various 0% tolerance violations in the amount of -$XXX.  No valid coc or cure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/22: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
											C	Yes	No		NE	5/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988447	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX COMMENT: 2021/XX/14: Credit Report dated 12/XX/17 is more than four months prior to Note Date.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75237) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75237)
COMMENT: 2021/XX/13: Deed preparation fee of $XXX exceeds tolerance of $XXX.  No cure was provided to the borrower.
											B	Yes	No		WI	4/XX/2018	Refinance	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
456988446	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/27: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
											B	Yes	No		CA	3/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988445	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX - EV2		1			A	Yes	No		MD	2/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988443	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		2
*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
											B	Yes	No		OH	1/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988444	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/27: The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9719211) - EV3

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2018 did not disclose the Escrow Waiver Fee. (Final/01/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/03: Failure due to all conditions not met per DU. Evidence the mortgage with XXX belongs to ex spouse was not included in the file.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/03: Failure due to all conditions not met per DU. Evidence the mortgage with XXX belongs to ex spouse was not included in the file.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9719211)
COMMENT: 2022/XX/03: Failure due to all conditions not met per DU. Evidence the mortgage with XXX belongs to ex spouse was not included in the file.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2018 did not disclose the Escrow Waiver Fee. (Final/01/XX/2018)
COMMENT: 2021/XX/27: Page 4 of the Final CD, did not disclosed the Escrow Waiver Fee of $XXX.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/03: The Title Doc Prep fee was not disclosed on the initial LE but was disclosed as $XXX paid by seller on the Final CD.  The file does not contain a valid COC and no cure was provided.
											C	Yes	No		TX	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988441	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) The number of consecutive months receipt is unknown.: Borrower: XXX // Employment Type: Non-Employment Income / Income Type: Alimony / Start Date: 04/XX/2016 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017)
COMMENT: 2021/XX/21: The borrower's final CD disclosed HOA dues that totaled $XXX for the year. The 1073 disclosed HOA dues totaled $XXX for the year.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017)
COMMENT: 2021/XX/21: The CD's provided were issued 8/XX/17, the same date as the note date.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/21: Missing valid COC and there is no evidence of a cure provided.
											B	Yes	No		OH	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988440	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/13: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.
											B	Yes	No		MI	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988431	XXX	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Credit Exception: COMMENT: 2022/XX/01: LP states collection is paid off and to provide proof, approval states proof paid or explanation. There is an LOE from borrower in file however please verify this is acceptable per LP approval for debt exclusion.	2
*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017)
COMMENT: 2022/XX/20: The appraisal reflects annual HOA of $XXX final CD reflects $XXX.
											B	Yes	No		TX	4/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988430	XXX	XXX	XXX	1	1			1			A	Yes	No		CO	2/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988438	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2016)
COMMENT: 2022/XX/05: A waiver was not provided to the borrower.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/05: No COC or cure was provided to the borrower for tolerance overages

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/05: No COC or cure was provided to the borrower for tolerance overages
											B	Yes	No		PA	12/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988439	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV2

*** (OPEN) Reported liability reflects the borrower as an Authorized User.  This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty> - EV2
							*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/14: All conditions not met due to missing Credit Report.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM due to missing Credit Report.
											B	Yes	No		NJ	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988427	XXX	XXX	XXX	3	3	*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2004 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2004
COMMENT: 2021/XX/14: File is missing the the co-borrower Verbal VOE dated no more than 10 business days prior to the note date as required by DU Condition #14.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/14: Subject property was appraised on 06/XX/2016 prior to the FEMA disaster (XXX) from 10/XX/2020 through 11/XX/2020. File is missing a property inspection dated after the disaster, or attestation and evidence the lender provided rep and warranty that the subject property was not damaged.
								2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/14: Loan Discount Points were not disclosed on the Initial Loan Estimate, but disclosed as $XXX on the Closing Disclosure dated 10/XX/2016 and on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $XXX was not provided.
											B	Yes	No		CA	10/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988428	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2015 - EV3
*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2021/XX/22: Subject loan is slated to be securitized. File is missing the full appraisal for the subject property as required by DU Condition #17.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2015
COMMENT: 2021/XX/23: Borrower’s income and employment was verified with a Written VOE dated 09/XX/2016, which is dated 26 business days from the Note date of 10/XX/2016. File is missing a Verbal VOE dated no more than 10 business days prior to the note date as required by DU Condition #12.
								1			A	Yes	No		MO	10/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988426	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TRID Final Closing Disclosure Provided to All Parties: TILA-RESPA Integrated Disclosure:  Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TRID Final Closing Disclosure Provided to All Parties: TILA-RESPA Integrated Disclosure:  Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
COMMENT: 2022/XX/04: Borrower, XXX, is not on the CD.
											B	Yes	No		IN	8/XX/2016	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456988425	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/03: File is missing proof of the Rate Lock date. Worst case scenario between the creditor application date and the transaction date has been used to determine the rate used for testing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2022/XX/03: Credit Report Fee was disclosed as $XXX on the Loan Estimate dated 05/XX/2018, but disclosed as $XXX on the Final Closing Disclosure. Sufficient cure of $XXX was provided to the borrower on the Final Closing Disclosure.
											B	Yes	No		TX	8/XX/2016	Refinance	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
456988424	XXX	XXX	XXX	3	3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014 COMMENT: 2022/XX/04: Verification of employment not provided within 10 business days from Note 6/XX/2016.	2
*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/06/XX/2016) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7341) - EV1
											B	Yes	No		CA	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988423	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 06/XX/2016 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2
											B	Yes	No		MN	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988421	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Tax Certificate not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2015) - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV1

*** (CANCELLED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: The TIL did not disclose the prepaid finance charges or supply an itemization of all Lender paid fees.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/23: Evidence of earlier receipt missing from file.

*** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/02: Missing tax cert, matched $XXX/mo. RE tax per DU.

*** (CANCELLED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/02: Missing tax cert, matched $XXX/mo. RE tax per DU.
											B	Yes	Yes	Final HUD1	TX	9/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988420	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/04: The $XXX Attorney fee was not included in the disclosed finance charges.
											B	Yes	Yes	Final HUD1	LA	8/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988419	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2021/XX/23: Disclosure was not issued to the borrower within 3 business days of application.

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2021/XX/23: Initial disclosure not signed by the borrowers

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Missing asset documentation;  loan is waterfalling to standard QM/ATR documentation requirements.
											B	No	Yes	Final HUD1	SC	7/XX/2015	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988418	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	Yes	Yes	Final HUD1	MN	9/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988417	XXX	XXX	XXX	2	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/03: Initial rate lock date does not match the application day.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/03: Final TIL was not disclosed within the required closing time period. The final TIL is dated 8/XX/2014.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2022/XX/03: The GFE was not provided within the qualify 10 business days. The GFE is dated 6/XX/2014 as the initial.

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2022/XX/03: The initial GFE payment does not match note because it is the initial GFE.

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
COMMENT: 2022/XX/03: The initial GFE does not match note rate because it is the initial GFE.
											B	Yes	Yes	Final HUD1	CA	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988437	XXX	XXX	XXX	3	1			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
COMMENT: 2021/XX/23: Missing final GFE.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
COMMENT: 2021/XX/28: Final HUD with cure XXX
											D	Yes	Yes	HUD1, not signed or stamped	NH	5/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988416	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3 *** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3
*** (OPEN) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2020/XX/20: 6 months reserves not provided.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2020/XX/25: Approval indicates there was a VOD with a balance of $XXX and gift funds of $XXX.  The gift funds letter in the file was for the gift of equity for $XXX.  The gift of equity at closing was $XXX.  AUS indicates verified assets to be $XXX with $XXX assets after closing.  Missing asset documentation.

*** (OPEN) Guideline Requirement: Available for Reserves discrepancy.
COMMENT: 2020/XX/25: Approval indicates there was a VOD with a balance of $XXX and gift funds of $XXX.  The gift funds letter in the file was for the gift of equity for $XXX.  The gift of equity at closing was $XXX.  AUS indicates verified assets to be $XXX with $XXX assets after closing.  Missing asset documentation.
								3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV1

*** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM. - EV1

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
COMMENT: 2020/XX/20: Verified HUD-1 Not Signed or Stamped

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2020/XX/25: Disclosure not provided.

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
COMMENT: 2020/XX/25: Document not provided.

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
COMMENT: 2020/XX/25: Initial GFE dated 05/XX/2014 and the initial application date is 03/XX/2014.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2020/XX/25: Homeownership Counseling List provided 05/XX/2014 and the application date is 03/XX/2014.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2020/XX/25: Servicing Disclosure provided 05/XX/2014 and the application date is 03/XX/2014.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
COMMENT: 2020/XX/25: Initial TIL  provided 05/XX/2014 and the application date is 03/XX/2014.

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
COMMENT: 2020/XX/25: Disclosure not provided.

*** (CANCELLED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
COMMENT: 2020/XX/10: Loan designation failure due to ATR failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.
											D	Yes	Yes	HUD1, not signed or stamped	MS	6/XX/2014	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456988670	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/1989 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1989 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	GA	4/XX/1989	Purchase	UTD	XXX	$XXX
456988674	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	10/XX/2005	Purchase	Primary	XXX	$XXX
456988677	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	No	Yes	Final HUD1	DE	4/XX/2003	Purchase	Primary	XXX	$XXX
456987813	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3
*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2019/XX/01: A verbal verification of the borrower's employment was required per loan approval to be completed within ten days prior to the 4/XX/2014 closing date; however, it was not included in the loan file.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2019/XX/01: There is no evidence of a fraud report in the loan file and one was required for the / each borrower.

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
COMMENT: 2019/XX/01: There is no evidence of a fraud report in the loan file and one was required for each borrower.
								2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2

*** (CANCELLED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2019/XX/01: The Good Faith Estimate (GFE) dated 4/XX/2014 indicates the availability for estimate of charges and terms are good through 4/XX/2014 which is less than the required 10 days required.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
COMMENT: 2019/XX/01: The cure was paid to the borrower for the Rate Lock Fee at closing with a lender credit of $XXX.

*** (CANCELLED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/21: Adjustment in the form of a $XXX credit applied at closing.
											B	Yes	Yes	Final HUD1	TN	4/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987798	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1999. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	TX	12/XX/1999	Purchase	Primary	XXX	$XXX
456987812	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 1% of the original balance. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.
COMMENT: 2019/XX/20: PPP expired.  Prepayment penalty of 3%, 2% for 24 months exceeds 1% maximum per state (WV).

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty.
COMMENT: 2019/XX/20: PPP expired.  Prepayment penalty of 3%, 2% for 24 months exceeds 1% maximum per state (WV).
											B	Yes	Yes	Final HUD1	WV	8/XX/2005	Refinance	Primary	XXX	$XXX
456987653	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	ME	7/XX/2005	Refinance	Primary	XXX	$XXX
456987809	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	ME	6/XX/2010	Purchase	Primary	XXX	$XXX
456987795	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	7/XX/2007	UTD	Primary	XXX	$XXX
456987806	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	NM	3/XX/2007	Purchase	Primary	XXX	$XXX
456988562	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	IL	12/XX/2009	Refinance	Primary	XXX	$XXX
456988568	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/04: Appraisal not provided	3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (XXX forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  XXX forms not used for closing of home equity loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											C	Yes	Yes	Final HUD1	TX	2/XX/2001	Refinance	Primary	XXX	$XXX
456988564	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	PA	6/XX/2007	Purchase	Primary	XXX	$XXX
456987792	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OK	3/XX/2002	UTD	UTD	XXX	$XXX
456987797	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MA	10/XX/2004	Refinance	Primary	XXX	$XXX
456987815	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
456987796	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	AZ	10/XX/2013	Purchase	Primary	XXX	$XXX
456987808	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	KS	9/XX/2011	Refinance	Primary	XXX	$XXX
456988561	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	PA	4/XX/2007	Refinance	Primary	XXX	$XXX
456987799	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	SC	11/XX/2006	Refinance	Primary	XXX	$XXX
456987802	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2019/XX/13: TIL APR under disclosure due to payment stream variance. Calculated P&I t varies greatly for note P&I

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/13: Finance charge under disclosure due to payment stream variance. Calculated P&I t varies greatly for note P&I
											B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
456987794	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TN	2/XX/2005	Purchase	Primary	XXX	$XXX
456987793	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	7/XX/2008	Purchase	Primary	XXX	$XXX
456987814	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2		B	Yes	Yes	Final HUD1	TN	8/XX/2011	Refinance	Primary	XXX	$XXX
456987803	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1
											D	Yes	Yes	HUD1, not signed or stamped	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
456988567	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	FL	5/XX/2008	Purchase	Primary	XXX	$XXX
456988628	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2

*** (OPEN) North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Rate Spread Home Loan. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018) - EV2

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary HPQM (GSE/Agency Eligible). - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
COMMENT: 2020/XX/27: The file failed to include a document signed at closing confirming receipt of the appraisal 3 business days prior to closing.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018)
COMMENT: 2020/XX/27: The file failed to contain evidence that the initial  Closing Disclosure was received by the Borrower a minimum of 3 days prior to closing.
											B	Yes	No		NC	3/XX/2018	Refinance	Primary	XXX	$XXX		UTD	Temporary HPQM (GSE/Agency Eligible)
456988618	XXX	XXX	XXX	3		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NJ	4/XX/2007	Purchase	Primary	XXX	$XXX
456988686	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	OK	8/XX/2005	Refinance	Primary	XXX	$XXX
456988685	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/23: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure is fee related
											B	Yes	Yes	Final HUD1	NC	2/XX/2011	Purchase	Primary	XXX	$XXX
456988684	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	8/XX/2006	Refinance	Primary	XXX	$XXX
456988620	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
456987656	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	9/XX/2009	Purchase	Primary	XXX	$XXX
456988642	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/17: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	GA	2/XX/2005	Refinance	Primary	XXX	$XXX
456988646	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	No	Yes	Final HUD1	NH	4/XX/2008	Purchase	Primary	XXX	$XXX
456988643	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	WI	11/XX/2005	Refinance	Primary	XXX	$XXX
456988632	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/28: TIL Itemization did not disclose the verification fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	TN	12/XX/2000	Refinance	Primary	XXX	$XXX
456988630	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	TX	6/XX/1996	Purchase	Primary	XXX	$XXX
456988649	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	FL	5/XX/2009	Purchase	Primary	XXX	$XXX
456988641	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	VA	7/XX/2003	Refinance	Primary	XXX	$XXX
456988645	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
456988631	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	MD	11/XX/1999	Purchase	Primary	XXX	$XXX
456988638	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2003	Purchase	Primary	XXX	$XXX
456988637	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	8/XX/2002	Purchase	Primary	XXX	$XXX
456988648	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MA	2/XX/2009	Refinance	Investment	XXX	$XXX
456988650	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	MA	11/XX/2012	Refinance	Primary	XXX	$XXX
456988633	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2
											D	Yes	No	Missing	NC	3/XX/2001	Purchase	Primary	XXX	$XXX
456988647	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	TN	11/XX/2008	Purchase	Primary	XXX	$XXX
456988626	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	SC	6/XX/2001	Refinance	Primary	XXX	$XXX
456988625	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2
											B	No	Yes	Final HUD1	MS	3/XX/2003	Purchase	Primary	XXX	$XXX
456988654	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/10: TIL itemization did not disclose a settlement fee of $XXX, a wire fee of $XXX or a courier fee of $XXX as a prepaid finance charge.
											D	Yes	Yes	Title Co. Closing Statement	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
456988662	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
456988655	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MN	8/XX/2005	Purchase	Primary	XXX	$XXX
456988659	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	MD	11/XX/2007	Refinance	Primary	XXX	$XXX
456988657	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	VA	7/XX/2006	Refinance	Primary	XXX	$XXX
456988656	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		D	No	Yes	Estimated HUD1	CA	1/XX/2006	Purchase	Primary	XXX	$XXX
456988663	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/1997 - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	CO	7/XX/1997	Refinance	Primary	XXX	$XXX
456988658	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	NY	4/XX/2007	Purchase	Primary	XXX	$XXX
456988667	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CT	4/XX/2005	Refinance	Primary	XXX	$XXX
456988623	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/02: Title fees for Wire, and signing on HUD do not match the fee amounts disclosed on Itemization.
$XXX WIre on HUD/ $XXX Wire on Itemization; $XXX signing fee on HUD/ $XXX on Itemization.
											B	Yes	Yes	Final HUD1	VA	11/XX/2007	Refinance	Primary	XXX	$XXX
456988617	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	6/XX/2006	Refinance	Primary	XXX	$XXX
456988679	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: Unable to determine under disclosure, due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	OR	7/XX/2002	Refinance	Primary	XXX	$XXX
456988671	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2006	Refinance	Primary	XXX	$XXX
456988676	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2006	Purchase	Primary	XXX	$XXX
456988668	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	1/XX/1999	Refinance	Primary	XXX	$XXX
456988680	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	KY	7/XX/2012	Refinance	UTD	XXX	$XXX
456988688	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/28: Loan is a manual underwrite with no guidelines available. Therefore, it's not possible to determine if all conditions are met.	3
*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 12.48008%, LTV/CLTV: XXX%/XXX%, Credit Score: 666, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Bank Statements) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 12.48008%, LTV/CLTV: XXX%/XXX%, Credit Score: 666, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/28: Loan is manually underwritten and no guidelines are available.

*** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Bank Statements)
COMMENT: 2022/XX/29: 12 month bank statement program was used and no guidelines are available.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/29: Unable to determine lender's Loan Designation.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/28: File is missing a valid Coc and no cure was provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2022/XX/28: No valid changed circumstance or cure provided.
											C	Yes	No		FL	3/XX/2019	Refinance	Primary	XXX	$XXX		UTD	ATR Risk
456987787	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, MA - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, MA COMMENT: 2022/XX/08: Documentation missing for disclosed property at XXX.	2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2020). (Final/12/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2020 not accurate. (Final/12/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2020). (Final/12/XX/2020)
COMMENT: 2022/XX/09: The final CD reflects finance charge of $XXX , calculated finance charge is $XXX, variance of $XXX.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2020 not accurate. (Final/12/XX/2020)
COMMENT: 2022/XX/09: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2020 not accurate.
											B	Yes	No		DC	12/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988573	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2003	Refinance	Primary	XXX	$XXX
456988582	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
456988595	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/13: TIL itemization did not disclosure a $XXX subordination recording fee as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	PA	5/XX/2011	Refinance	Primary	XXX	$XXX
456988598	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2012 - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	CT	6/XX/2012	Refinance	Primary	XXX	$XXX
456988600	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013 - EV3		1			A	No	Yes	Final HUD1	NY	2/XX/2013	Refinance	Investment	XXX	$XXX
456987664	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
456988579	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/04: Settlement fee of $XXX not included in prepaid finance charges per TIL Itemization.
											B	Yes	Yes	Final HUD1	NJ	1/XX/2006	Refinance	Primary	XXX	$XXX
456988590	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	WI	3/XX/2008	Refinance	Primary	XXX	$XXX
456988599	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2012	Refinance	Primary	XXX	$XXX
456988584	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/22: TIL Itemization only disclosed origination charges in the amount of $XXX and Final HUD reflects $XXX.
											B	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
456988587	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	GA	1/XX/2008	Refinance	Primary	XXX	$XXX
456988605	XXX	XXX	XXX	3	3
*** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) AUS Findings: Representative FICO score discrepancy.
COMMENT: 2022/XX/23: File is missing final AUS, final 1008 showing AUS approved used for review. Used FICO score from 1008.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/23: AUS is missing is missing from the file

*** (OPEN) Income documentation requirements not met.
COMMENT: 2022/XX/23: Loan is missing XXX Award Letter or other verification documentation as required by the AUS.

*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.
COMMENT: 2022/XX/23: The MI Certificate reflects a monthly amount of $XXX, but the HUD1 reflects $XXX.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2022/XX/23: File is missing final AUS, final 1008 showing AUS approved used for review.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX Disability Income/XXX) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX Disability Income/XXX) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/9902936) - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/9902935) - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Disability Income/XXX) - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Disability Income/XXX) - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/23: Due Diligence Loan Designation of ATR Fail due because of income and asset documentation from the loan file.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/23: A copy of the origination credit report is missing and loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX Disability Income/XXX)
COMMENT: 2022/XX/23: XXX verification is missing and loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX Disability Income/XXX)
COMMENT: 2022/XX/23: XXX verification is missing and loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/23: XXX verification and a Credit Report is missing and loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/9902936)
COMMENT: 2022/XX/23: A copy of the origination credit report is missing and loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/9902935)
COMMENT: 2022/XX/23: A copy of the origination credit report is missing and loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Disability Income/XXX)
COMMENT: 2022/XX/23: Loan is missing XXX Award Letter or other verification documentation as required by the AUS.

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Disability Income/XXX)
COMMENT: 2022/XX/23: Loan is missing XXX Award Letter or other verification documentation as required by the AUS.
											C	Yes	Yes	Final HUD1	FL	4/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456988608	XXX	XXX	XXX	1	1			1			A	Yes	No		CA	11/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988612	XXX	XXX	XXX	2	2
*** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) REO Documents are missing.: Address: XXX, GA - EV2

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2001 - EV2

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2001 - EV2

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2001 - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/27: Missing vvoe dated within 10 business days of the Note date for co-borrower.

*** (OPEN) REO Documents are missing.: Address: XXX, GA
COMMENT: 2023/XX/27: Missing statement to verify PITI. If taxes and insurance are not escrowed, provide evidence of annual tax and insurance premium.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2001
COMMENT: 2023/XX/27: Missing vvoe dated within 10 business days of the Note date.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2001
COMMENT: 2023/XX/27: Missing vvoe dated within 10 business days of the Note date.
								2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Missing credit report dated 6/XX/15 reflected on AUS with qualifying credit score of 774.
											B	Yes	Yes	Final HUD1	GA	7/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988689	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	1/XX/2007	Refinance	Primary	XXX	$XXX
456988690	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2004	Purchase	Primary	XXX	$XXX
456988691	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2007	Refinance	Primary	XXX	$XXX
456987994	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	MO	12/XX/2007	Purchase	Primary	XXX	$XXX
456987930	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2004	Purchase	Primary	XXX	$XXX
456987927	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	NJ	2/XX/2008	Refinance	Primary	XXX	$XXX
456987693	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2010, prior to three (3) business days from transaction date of 10/XX/2010. - EV2
											B	Yes	Yes	Final HUD1	WI	10/XX/2010	Refinance	Primary	XXX	$XXX
456988055	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
456988034	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	TX	10/XX/2009	Purchase	Primary	XXX	$XXX
456988032	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
											D	Yes	No	Missing	VA	1/XX/2006	UTD	Primary	XXX	$XXX
456988060	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	VA	6/XX/2007	Purchase	Primary	XXX	$XXX
456988230	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	11/XX/2009	Purchase	Primary	XXX	$XXX
456988303	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AZ	6/XX/2006	Purchase	Primary	XXX	$XXX
456988270	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NV	11/XX/2007	Refinance	Primary	XXX	$XXX
456988267	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2007	Refinance	Primary	XXX	$XXX
456988294	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	AL	1/XX/2008	Purchase	Primary	XXX	$XXX
456988304	XXX	XXX	XXX	2				2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	5/XX/2007	Purchase	Primary	XXX	$XXX
456988344	XXX	XXX	XXX	2				2
*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2012, prior to three (3) business days from transaction date of 12/XX/2012. - EV2
											B	Yes	Yes	Final HUD1	MD	12/XX/2012	Refinance	Primary	XXX	$XXX
456988475	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	NV	8/XX/2008	Purchase	Primary	XXX	$XXX
456988478	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	LA	6/XX/2009	Purchase	Primary	XXX	$XXX
456988474	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	No	Yes	Final HUD1	WA	7/XX/2008	Purchase	Primary	XXX	$XXX
456988472	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is overdisclosed from calculated APR of XX.XX% outside of 0.250% tolerance. - EV2
											B	No	Yes	Final HUD1	PA	11/XX/2001	Purchase	Primary	XXX	$XXX
456988476	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	AL	4/XX/2009	Refinance	Primary	XXX	$XXX
456988477	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	AL	9/XX/2009	Purchase	Primary	XXX	$XXX
456988480	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/05: Itemization did not disclose the cpl fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	IL	5/XX/2011	Refinance	Primary	XXX	$XXX
456988484	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2004	Refinance	Primary	XXX	$XXX
456988487	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2011, prior to three (3) business days from transaction date of 07/XX/2011. - EV2
											B	No	Yes	HELOC Agreement	MI	7/XX/2011	Refinance	Primary	XXX	$XXX
456988553	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	No	Yes	Final HUD1	MI	12/XX/2003	Purchase	Primary	XXX	$XXX
456988507	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	LA	12/XX/2004	Refinance	Primary	XXX	$XXX
456988504	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2004	Refinance	Primary	XXX	$XXX
456988511	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	OK	7/XX/2004	Purchase	Primary	XXX	$XXX
456988502	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	AL	4/XX/2003	Refinance	Primary	XXX	$XXX
456988503	XXX	XXX	XXX	2				2
*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											B	No	Yes	Final HUD1	OH	5/XX/2007	Purchase	Primary	XXX	$XXX
456988492	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2010 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2011, prior to three (3) business days from transaction date of 01/XX/2011. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/10: TIL Itemization did not disclose a Subordination Recording fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	NY	1/XX/2011	Refinance	Primary	XXX	$XXX
456988497	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	OK	7/XX/2005	Purchase	Primary	XXX	$XXX
456988535	XXX	XXX	XXX	2				2
*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2011. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MD	5/XX/2011	Refinance	Primary	XXX	$XXX
456988556	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 07/XX/2010 - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2010	Refinance	Primary	XXX	$XXX
456988558	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	IL	2/XX/2011	Purchase	Primary	XXX	$XXX
456988545	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	2/XX/2008	Purchase	Primary	XXX	$XXX
456988542	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IL	5/XX/2003	Refinance	Primary	XXX	$XXX
456988498	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	IL	4/XX/2012	Purchase	Primary	XXX	$XXX
456988500	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	NJ	1/XX/2010	Refinance	Primary	XXX	$XXX
456988519	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/03: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.
											B	Yes	Yes	Final HUD1	MA	5/XX/2004	Refinance	Primary	XXX	$XXX
456988554	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2003	Refinance	Primary	XXX	$XXX
456988552	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											D	Yes	Yes	Illegible HUD1	TN	4/XX/2003	Refinance	Primary	XXX	$XXX
456987790	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/20: TIL Itemization did not disclose the $XXX Recording Service Fee, $XXX Flood Cert & $XXX Courier Fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	LA	11/XX/2003	Refinance	Primary	XXX	$XXX
456987801	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Under disclosure due to the Lender's TIL reflects MI dropping off prior to the audited TIL..
											B	Yes	Yes	Final HUD1	VA	10/XX/2012	Refinance	Primary	XXX	$XXX
456988681	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2005 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
											B	Yes	Yes	Final HUD1	RI	12/XX/2005	Refinance	Primary	XXX	$XXX
456988575	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	PA	7/XX/2005	Purchase	Primary	XXX	$XXX
456988580	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	4/XX/2006	Refinance	Primary	XXX	$XXX
456988581	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Second Home	XXX	$XXX
456988585	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	GA	5/XX/2007	Purchase	Primary	XXX	$XXX
456987633	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
456988594	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	LA	1/XX/2011	Refinance	Primary	XXX	$XXX
456988596	XXX	XXX	XXX	3				3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV3

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
											C	Yes	Yes	Final HUD1	TX	8/XX/2011	Refinance	Primary	XXX	$XXX
456988603	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2013	Refinance	Primary	XXX	$XXX
456988604	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 5 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MD	11/XX/2013	Refinance	Primary	XXX	$XXX
456988586	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
456988576	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2005	Purchase	Primary	XXX	$XXX
456988362	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/20: 10% tolerance was exceeded by $XXX due to increase of recording fee.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		IN	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988361	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	Yes	No		OH	7/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988488	XXX	XXX	XXX	2	2	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV2	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/27: Current paystubs as required by DU are missing from the file.	2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible). - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2019) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 10/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/10/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible). - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
COMMENT: 2023/XX/16: Loan designation was restated by client.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2019)
COMMENT: 2022/XX/09: Borrower was not provided the Closing Disclosure within 3 business days prior to closing. Evidence of when borrower actually received the initial CD was not present in the file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/09: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
COMMENT: 2023/XX/16: This is a conventional loans. This loan should be TEMP SHQM. The compliance report indicates this is a TEMP HPQM.
											B	Yes	No		FL	12/XX/2019	Refinance	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988607	XXX	XXX	XXX	2	1			2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	No		NM	3/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988613	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Flood Insurance Error: Insurance premium was not provided. - EV3 *** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Rider - Other not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) - EV2

*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2017)
COMMENT: 2022/XX/14: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/14: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/14: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											B	Yes	No		FL	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988615	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2017)
COMMENT: 2022/XX/14: Lender contact name and NMLS ID was not provided on page 5 of the CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/14: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
											B	Yes	No		CA	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988609	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met according to Decision System Input. - EV3	*** (OPEN) Asset documentation requirements not met according to Decision System Input. COMMENT: 2020/XX/11: Funds from the XXX investment account have been excluded from available funds. The statement in file does confirm that the borrower is owner of the account. Also, there is only a statement for 1 month in file; 2 months are required.	2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent And Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7742) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2017)
COMMENT: 2020/XX/11: The appraisal was delivered to the borrower on 1/XX/2017 but report was not signed by appraiser until 2/1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2020/XX/11: There was no Changed Circumstance and no cure provided to the borrower for this fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent And Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7742)
COMMENT: 2020/XX/11: There was no Changed Circumstance and no cure provided to the borrower for this fee.
											B	Yes	No		NJ	2/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456988616	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3

*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3

*** (OPEN) Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2019 - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/15: Bank statements not  provided.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2021/XX/15: Bank Statements not provided.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2021/XX/15: Bank statements not  provided.

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017
COMMENT: 2021/XX/09: Prior employment history was not documented as required.

*** (OPEN) Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2019
COMMENT: 2021/XX/09: Appraiser did comment on site value.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/18: The VOE, paystubs, and W2s are missing.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015
COMMENT: 2021/XX/15: Income documents not provided.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9101025) - EV3

*** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9101025)
COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/09: Loan is waterfalling to standard QM/ATR documentation requirements due to missing income documentation

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2021/XX/09: Rate lock document is missing.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2021/XX/09: The Right to Receive a copy of the appraisal was not provided in the file.

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
COMMENT: 2021/XX/18: The initial escrow account statement was provided on 5/XX/2019.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2021/XX/09: The loan estimate was not provided in the file.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2021/XX/09: Initial 1003 is actually on file but it wasn't signed by Loan Originator/Borrower.
											C	Yes	No		CA	2/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456987964	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/06: Transfer Tax on the initial LE dated 10/XX/15 were $XXX and increased on the final CD a valid change of circumstance was not provided

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/06: Loan Discount Points on the initial LE dated 10/XX/15 were $XXX and increased on the final CD a valid change of circumstance was not provided
											B	Yes	No		GA	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987953	XXX	XXX	XXX	3	3
*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1986 - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2
							*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2020/XX/28: Verification of Employment not provided *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX COMMENT: 2020/XX/22: Fraud report is missing from the loan file *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. COMMENT: 2020/XX/22: The loan file is missing a copy of the hazard insurance	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
COMMENT: 2020/XX/22: The loan file is missing a copy of the GFE

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2020/XX/22: Servicing Disclosure is dated 4/XX/2015.  The application date is 1/XX/2015.
											B	Yes	Yes	Final HUD1	AZ	4/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988481	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09804% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09804%). - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/09: Due to Points and Fees failure.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.09804% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .09804%).
COMMENT: 2022/XX/09: Points and fees exceed maximum allowable of 3% of the total loan amount by $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/09: The appraisal fee was increased from $XXX to $XXX cure provided of $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/09: Discount point fees increased from $XXX to $XXX with no valid change of circumstance or cure provided.
											C	Yes	No		CA	8/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988442	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2017) - EV2
											B	No	No		FL	5/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
456988429	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2016 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/10/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
COMMENT: 2022/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/05: Closing Disclosure cure is $XXX amount required  for cure is $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/05: Seller paid Transfer Tax of $XXX
											B	Yes	No		NJ	10/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988422	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/22: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2016). (Final/04/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75229) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2016). (Final/04/XX/2016)
COMMENT: 2021/XX/22: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.  Based on review of Lender's compliance report, Loan origination  fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75229)
COMMENT: 2021/XX/22: The Title - Policy Guaranty fee was not disclosed on the LE but was disclosed as $XXX on the final CD.  No valid COC or cure provided.
											B	Yes	No		TX	4/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988606	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		B	Yes	Yes	Final HUD1	PA	3/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988614	XXX	XXX	XXX	1	1			1			A	Yes	No		NC	8/XX/2017	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456987928	XXX	XXX	XXX	2				2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	12/XX/2006	Refinance	Primary	XXX	$XXX
456987929	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
456988018	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2013	Refinance	Primary	XXX	$XXX
456988157	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	HI	10/XX/2008	Refinance	Primary	XXX	$XXX
456988161	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	AZ	7/XX/2003	Refinance	Primary	XXX	$XXX
456988109	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	No	Yes	Final HUD1	CA	8/XX/2010	Purchase	Investment	XXX	$XXX
456988225	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/10: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	TX	11/XX/2006	Purchase	Primary	XXX	$XXX
456988072	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TN	6/XX/2007	Purchase	Primary	XXX	$XXX
456988245	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NJ	3/XX/2002	Purchase	Second Home	XXX	$XXX
456988243	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		1			A	No	Yes	Final HUD1	IA	1/XX/2008	Purchase	Primary	XXX	$XXX
456988271	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	UT	10/XX/2008	Refinance	Primary	XXX	$XXX
456988257	XXX	XXX	XXX	2				2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/2003	Refinance	Primary	XXX	$XXX
456988263	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/04: TIL itemization did not reflect a Escrow Service Fee in the amount of $XXX and a Courier Fee in the amount of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NY	7/XX/2006	Refinance	Primary	XXX	$XXX
456988277	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2006	Purchase	Primary	XXX	$XXX
456988321	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	11/XX/2008	Refinance	Primary	XXX	$XXX
456988312	XXX	XXX	XXX	2				2	*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2		B	No	Yes	Final HUD1	ID	11/XX/2005	Refinance	Investment	XXX	$XXX
456988324	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: The itemization of amount financed did not include the closing fee of $XXX assignment recording fee of $XXX and courier fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	MO	8/XX/2001	Purchase	Primary	XXX	$XXX
456988348	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	No	Yes	Final HUD1	SC	5/XX/2013	Refinance	Second Home	XXX	$XXX
456988327	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
456988470	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/27: TIL Itemization did not disclose a Loan Discount fee of $XXX Service Charges of $XXX a Settlement fee of $XXX and a Courier fee of $XXX partially offset by an itemized Credit Report fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	FL	3/XX/2002	Refinance	Primary	XXX	$XXX
456988485	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/05: File does not contain either Preliminary or Final Title.	2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	Yes	No	HELOC Agreement	NY	5/XX/2004	Refinance	Primary	XXX	$XXX
456988483	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/13: TIL in file is indicated to be final, expected funding date same as disbursement so cannot confirm when received by borrower.
											B	Yes	Yes	Final HUD1	FL	11/XX/2004	Refinance	Primary	XXX	$XXX
456988489	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	IA	5/XX/2002	Purchase	Primary	XXX	$XXX
456988486	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	No	HELOC Agreement	CT	2/XX/2003	Refinance	Primary	XXX	$XXX
456988547	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/15: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fees this credit is applied to so it has not been included in testing.
											B	Yes	Yes	Final HUD1	TX	6/XX/2004	Purchase	Primary	XXX	$XXX
456988551	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	9/XX/2002	Refinance	Primary	XXX	$XXX
456988548	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											C	Yes	Yes	Final HUD1	TX	6/XX/2004	Refinance	Primary	XXX	$XXX
456988563	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	WA	12/XX/2007	Purchase	Primary	XXX	$XXX
456988391	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MD	8/XX/2005	Refinance	Primary	XXX	$XXX
456987647	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	No	Yes	Final HUD1	TN	10/XX/2003	Purchase	Primary	XXX	$XXX
456988678	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/29: TIL itemization did not disclose a settlement fee of $XXX nor an assignment fee of $XXX.5 as prepaid finance charges.
											B	No	Yes	Final HUD1	IL	3/XX/2001	Purchase	Primary	XXX	$XXX
456987811	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	PA	7/XX/2007	Construction-Permanent	Primary	XXX	$XXX
456987816	XXX	XXX	XXX	3				3
*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV3

*** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2019/XX/21: Missing Lender's Initial Application date.
											C	Yes	Yes	Final HUD1	RI	6/XX/2007	Refinance	Primary	XXX	$XXX
456988566	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	10/XX/2004	Refinance	Primary	XXX	$XXX
456987805	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/27: The TIL itemization did not disclose the tax service fee of $XXX and the flood certification fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	AZ	12/XX/2005	Refinance	Primary	XXX	$XXX
456988570	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/18: Under disclosure is due to the lender utilizing an index value of 1.0850% per the approval, however the lowest index value available in the look back period is 1.11833%.
											B	Yes	Yes	Final HUD1	FL	6/XX/2004	Refinance	Primary	XXX	$XXX
456987789	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
COMMENT: 2019/XX/13: PPP Expired.  Prepayment penalty not permitted by state (CA) law.  Any increase in the interest rate on a purchase money or construction ARM is not valid unless the borrower is permitted to prepay the loan in whole or in part without a prepayment charge within 90 days of notification of any increase in the rate of interest.  Note requires 3-2-1% for first 36 months.  Lender is XXX.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/13: The under disclosure is not fee related per the final TIL itemization.  The under disclosure is the result of a payment stream calculation difference.
											B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
456987810	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MI	12/XX/2008	Purchase	Primary	XXX	$XXX
456988619	XXX	XXX	XXX	2				2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/26: Unable to determine the exact reason for the underdisclosure.  However, it appears that it is due to the "No Value" in file.  This is causing the MI not to be calculated properly.

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
COMMENT: 2017/XX/20: GFE Located in the file was dated six months prior to the Note date
											B	Yes	Yes	Final HUD1	IL	4/XX/2013	Refinance	Primary	XXX	$XXX
456988622	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
											B	No	Yes	Final HUD1	AL	3/XX/2005	Purchase	Primary	XXX	$XXX
456988621	XXX	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	Yes	Yes	Final HUD1	TX	7/XX/2003	Refinance	Primary	XXX	$XXX
456988644	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
456988640	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Michigan Consumer Mortgage Protection Act:  Borrower charged for products or services not provided or not charged actual amount for third party fee. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/03: TIL reflects MI dropping off after 78 months and audit reflects MI dropping off after 79 months
											D	Yes	Yes	Estimated HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
456988635	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	KS	2/XX/2002	Refinance	Primary	XXX	$XXX
456988634	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2001 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/07: The Lenders TIL reflects a MI premium falling off after 108 months, however, the audited TIL reflects MI premium falling off after 127 months.
											B	Yes	Yes	Final HUD1	MI	11/XX/2001	Refinance	Primary	XXX	$XXX
456988639	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	SC	5/XX/2003	Refinance	Primary	XXX	$XXX
456988636	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			A	No	Yes	Final HUD1	CO	6/XX/2002	Purchase	Primary	XXX	$XXX
456988629	XXX	XXX	XXX	2		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3 *** (OPEN) Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TX	11/XX/1992	Refinance	Primary	XXX	$XXX
456988627	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/29: Under disclosure is due to the lender utilizing an index value of 1.380% per the (Approval), however the lowest index value available in the lookback period is 1.6050%.
											B	Yes	Yes	Final HUD1	TX	7/XX/2004	Purchase	Primary	XXX	$XXX
456988653	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	WI	9/XX/2011	Purchase	Primary	XXX	$XXX
456988665	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2003	Refinance	Primary	XXX	$XXX
456988660	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	TX	1/XX/2008	Refinance	Primary	XXX	$XXX
456988682	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456988683	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
456988574	XXX	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	12/XX/2003	Refinance	Primary	XXX	$XXX
456988577	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	Title Co. Closing Statement	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
456988578	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	11/XX/2005	Purchase	Primary	XXX	$XXX
456988583	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
456988592	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/14: Unable to determine due to missing the initial application.
											B	Yes	Yes	Final HUD1	CA	3/XX/2010	Purchase	Primary	XXX	$XXX
456988593	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/11: TIL Itemization does not disclose a flood cert fee of $XXX or the settlement fee of $XXX as prepaid finance charges. Itemization disclosed an attorney fee of $XXX and a courier fee of $XXX as prepaids and audit did not disclose these as prepaids.
											B	Yes	Yes	Final HUD1	NC	5/XX/2010	Refinance	Primary	XXX	$XXX
456988597	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2011	Refinance	Primary	XXX	$XXX
456988601	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2013	Refinance	Primary	XXX	$XXX
456988602	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	PA	10/XX/2011	Refinance	Primary	XXX	$XXX
456988610	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OH	10/XX/2005	Refinance	Investment	XXX	$XXX
456988611	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	MA	6/XX/2013	Refinance	Primary	XXX	$XXX
456988591	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NH	3/XX/2010	Refinance	Primary	XXX	$XXX
456987661	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2004	Refinance	Primary	XXX	$XXX
456988572	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MA	2/XX/2003	Refinance	Primary	XXX	$XXX
456988588	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
456987665	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2013	Refinance	Primary	XXX	$XXX
456987659	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1993 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	NY	11/XX/1993	Purchase	Primary	XXX	$XXX
456988571	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	TX	9/XX/1999	Refinance	Primary	XXX	$XXX
456988589	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	1/XX/2008	Refinance	Primary	XXX	$XXX
456987733	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MN	6/XX/2012	Refinance	Primary	XXX	$XXX
456988704	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, VA - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reconveyance Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77144) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/19: No COC or cure was provided to the borrower for tolerance overages

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204)
COMMENT: 2022/XX/19: No COC or cure was provided to the borrower for tolerance overages

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reconveyance Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77144)
COMMENT: 2022/XX/19: No COC or cure was provided to the borrower for tolerance overages
											B	Yes	No		MD	6/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988703	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/23: Valid COC or cure not provided.
											B	Yes	No		AZ	1/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988705	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: 1007 Rent Comparison Schedule not provided - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX - EV3		1			A	No	No		DC	5/XX/2018	Refinance	Investment	XXX	$XXX		N/A	N/A
456988702	XXX	XXX	XXX	2	2	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV2 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2 *** (OPEN) Missing Document: Credit Report not provided - EV2
*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2023/XX/27: AUS reflects 3 credit accounts, XXX balance $XXX, XXX Card balance $XXX and XXX Bank balance $XXX that were required to be paid off prior to closing. Evidence of payoff was not included in  loan file, causing an increase in DTI.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/27: Credit report in file is incomplete and missing evidence of payoff liabilities as required per AUS.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2023/XX/27: Full Credit report not in file.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2017). (Final/06/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/19: Rate lock document not provided in file.

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (OPEN) Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
COMMENT: 2022/XX/19: Acknowledgement of the Home Loan Toolkit was signed on 6/XX/2017.

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2022/XX/19: Affiliated Business Arrangement provided in file was not signed by borrower.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2017). (Final/06/XX/2017)
COMMENT: 2022/XX/19: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.  Missing Final Itemization of fees to determine cause of underdisclosure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/19: Loan Discount Points was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/19: Appraisal Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.
											B	Yes	No		MI	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988694	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/26: Lender included $XXX "other" income to qualify, verified as grossed up XXX from employer. Letter from borrower states XXX increased to from $XXX a month to $XXX in 2018, however paystub in file still reflects $XXX. File contains no third party verification of increase other than letter from the borrower, therefore $XXX or $XXX grossed up.	1			A	No	No		IL	1/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
456988701	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) AUS Findings: Representative FICO score discrepancy. COMMENT: 2022/XX/24: There is no credit report in file for borrower	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) Commission History less than one year: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one (1) year not considered effective income and no valid exceptions. (XXX XXX/Commission) - EV3

*** (OPEN) Commission Justification: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXX XXX/Commission) - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10646842) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/24: Waterfall due to missing the credit report used at origination. Not all conditions met

*** (OPEN) Commission History less than one year: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one (1) year not considered effective income and no valid exceptions. (XXX XXX/Commission)
COMMENT: 2022/XX/24: Waterfall due to missing the credit report used at origination. Not all conditions met

*** (OPEN) Commission Justification: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXX XXX/Commission)
COMMENT: 2022/XX/24: Waterfall due to missing the credit report used at origination. Not all conditions met

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/24: Waterfall due to missing the credit report used at origination. Not all conditions met

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
COMMENT: 2022/XX/24: Waterfall due to missing the credit report used at origination. Not all conditions met

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus)
COMMENT: 2022/XX/24: Waterfall due to missing the credit report used at origination. Not all conditions met

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
COMMENT: 2022/XX/24: Waterfall due to missing the credit report used at origination. Not all conditions met

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/24: Credit report not provided in file for borrower. Liabilities were captured from 1003 in file

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10646842)
COMMENT: 2022/XX/24: Credit report not provided in file for borrower. Liabilities were captured from 1003 in file

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/24: Rate lock document not provided in file

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/24: Disclosure not within 3 days of loan application date

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/24: Document was provided and signed at closing dated 09/XX/2016

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/24: Document was provided on 08/XX/2016; application date 6/XX/2016

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016)
COMMENT: 2022/XX/24: Document not signed by borrower. Signature was system generated

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2016)
COMMENT: 2022/XX/24: Document not signed by borrower. Signature was system generated

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/24: Transfer tax fee increased from $XXX to $XXX at final closing with no valid change of circumstance provided for the increase

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/24: Tax service fee increased from $XXX to $XXX at final closing with no valid change of circumstance provided for the increase
											C	Yes	No		FL	9/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456988700	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016 - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2004 - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/21: Missing VOE completed 10 days prior to Note date per AUS requirements.

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016
COMMENT: 2022/XX/27: Missing VOE completed 10 days prior to Note date for current employment.  Unable to verify 2 years of employment.  Current employment state date is 8/XX/2016 according the VVOE in file. No documentation in file to verify prior employment/current part time employment.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/27: Missing VOE completed 10 days prior to Note date for current employment.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2004
COMMENT: 2022/XX/27: Missing VOE completed 10 days prior to Note date for current employment.  Unable to verify 2 years of employment.  Current employment state date is 8/XX/2016 according the VVOE in file. No documentation in file to verify prior employment/current part time employment.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10647255) - EV3

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/21: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10647255)
COMMENT: 2022/XX/21: Missing VOE completed 10 days prior to Note date per AUS requirements.

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2022/XX/27: Initial ABA disclosed on 6/XX/16 does not have Borrower's signature.  Borrower signed ABA dated 7/XX/16.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016)
COMMENT: 2022/XX/27: No evidence Borrower was provided Closing Disclosure 3 business days before closing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/21: 10% tolerance was exceeded by $XXX due to increase of title fees.  No valid COC provided, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7713)
COMMENT: 2022/XX/27: Pest Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/27: Tax Service Fee (Life Of Loan) was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
											C	Yes	No		AZ	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988699	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2		B	Yes	Yes	Final HUD1	NY	10/XX/2013	Purchase	Primary	XXX	$XXX
456988697	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/14: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	AK	7/XX/2011	Refinance	Primary	XXX	$XXX
456988698	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2011 - EV2

*** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	8/XX/2011	Purchase	Primary	XXX	$XXX
456988695	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	LA	10/XX/2011	Refinance	Primary	XXX	$XXX
456988696	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2
											B	Yes	Yes	Final HUD1	NJ	10/XX/2009	Purchase	Primary	XXX	$XXX
456988692	XXX	XXX	XXX	3
*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3

*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Builder's Certification is missing.: Disclosure: FHA - Builder's Certification of Plans, Specifications & Site (92541) (Government Documents) - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) Case # Assignment does not indicate "All borrowers passed SSN validation". - EV3

*** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV3

*** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3

*** (OPEN) FHA requires executed 4506 form, and was not found in file.: Borrower: XXX - EV3

*** (OPEN) FHA requires executed 4506 form, and was not found in file.: Borrower: XXX - EV3

*** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. - EV3

*** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Missing Document: Stated not provided - EV3

*** (OPEN) Missing Document: Verification of Identification not provided - EV3

*** (OPEN) Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) Purchase contract date not provided. - EV3

*** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3

*** (OPEN) Unable to test for FHA Minimum Required Investment due to missing the final HUD-1. However, it is noted the current documented assets in file are not sufficient to meet the FHA Minimum Required Investment. - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV1

*** (OPEN) Missing Document: Missing Final 1003 - EV1

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/15: An Approval reflecting asset requirements is missing.  Asset verification documents are also missing.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/15: Unable to determine all conditions due to missing Approval and Guidelines.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/15: An Approval was not provided reflecting income requirements.

*** (OPEN) Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty>
COMMENT: 2023/XX/15: Unable to determine value.  Missing approval and guidelines to determine if Appraisal is required or PIW approved.
								3
*** (OPEN) (Missing Data) Missing Contract Price Data: Contract Sales Price not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/12210262) - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/12208616) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/15: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003 or final 1003, an Approval, AUS or 1008, HUD or Closing Disclosure(s) and Loan Estimate(s), income and asset documentation, Note, Security Instrument, and Title Insurance.

*** (OPEN) Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information.
COMMENT: 2023/XX/15: Unable to determine adherence to Appendix Q due to missing credit report.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2023/XX/15: Unable to calculate DTI due to missing Approval, income, asset and credit verification documents.

*** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.
COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2023/XX/15: An originator loan designation was not provided.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2023/XX/15: Unable to determine ATR due to missing Approval, income, asset and credit verification documents.
											D	Yes	No	Missing	TN	8/XX/2014	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
456988796	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/03: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject an Approval or 1008, income verification, asset verification, an origination credit report, all issued LE's and CD's.
											D		No
456988714	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/16: AUS provided is post close and beyond the disbusement date. Provide AUS prior to note/disbursement date.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7778) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77157) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7711) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/16: Loan is missing AUS and is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2023/XX/16: Loan is missing AUS and is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/08: List of Homeownership Counseling Organizations on 4/XX/2016, which is the same date as closing.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)
COMMENT: 2023/XX/08: Initial closing disclosure was provided on 3/XX/2016 and the closing occurred on 4/XX/2016.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
COMMENT: 2023/XX/08: The final loan estimate was not signed or dated and therefore it could not be determined if the borrower received it at least four (4) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7778)
COMMENT: 2023/XX/08: The Courier / Express Mail / Messenger Fee was originally not disclosed, however, the final closing disclosure indicated the fee was $XXX.  No valid changed circumstance was provided and insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204)
COMMENT: 2023/XX/08: The Wire / Funding / Disbursement Fee was originally not disclosed, however, the final closing disclosure indicated the fee was $XXX.  No valid changed circumstance was provided and insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77157)
COMMENT: 2023/XX/08: The SubEscrow Fee was originally not disclosed, however, the final closing disclosure indicated the fee was $XXX.  No valid changed circumstance was provided and insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7711)
COMMENT: 2023/XX/08: The Notary Fee was originally not disclosed, however, the final closing disclosure indicated the fee was $XXX.  No valid changed circumstance was provided and insufficient or no cure was provided to the borrower.
											C	Yes	No		CA	4/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988716	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Incomplete Document: Closing Disclosure is incomplete - EV3	*** (OPEN) Incomplete Document: Closing Disclosure is incomplete COMMENT: 2023/XX/10: Closing Disclosure in file dated 06/XX/2017 does not have the Projected Payments section filled out.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7514) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7521) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7514)
COMMENT: 2023/XX/10: AVM Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7521)
COMMENT: 2023/XX/10: Disaster Inspection Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.
											B	Yes	No		CA	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988711	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2013	Refinance	Primary	XXX	$XXX
456988715	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NJ	6/XX/2004	Refinance	Primary	XXX	$XXX
456988713	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	NY	12/XX/2013	Purchase	Investment	XXX	$XXX
456988712	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	IL	4/XX/2013	Refinance	Primary	XXX	$XXX
456988805	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MA	4/XX/1998	Refinance	Primary	XXX	$XXX
456988806	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MA	4/XX/2006	Purchase	Primary	XXX	$XXX
456988807	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/31: The file is missing the Private Mortgage Insurance Certificate evidencing coverage of at least 6% as required by the AUS.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2024/XX/31: The property is located in DE.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (declared end date).

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2024/XX/31: 4506-C (2019), 4506-C (2020) is not provided.

*** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.
COMMENT: 2024/XX/31: Cash to Borrower of $XXX is greater then the lesser of 2% of the loan amount or $XXX.
								2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2021) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2343797) - EV1

*** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2343798) - EV1

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2021)
COMMENT: 2024/XX/31: Final Closing Disclosure provided on 05/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan due to missing the Private Mortgage Insurance Certificate.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/30: The file is missing one or more of the core documents required for a review.  Please provide an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.

*** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2343797)
COMMENT: 2024/XX/31: The file is missing the Private Mortgage Insurance Certificate, causing the payment stream to be incorrect.

*** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2343798)
COMMENT: 2024/XX/31: The file is missing the Private Mortgage Insurance Certificate, causing the payment stream to be incorrect.
											B	Yes	No		DE	5/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988800	XXX	XXX	XXX	1	1			1			A	No	No		CA	1/XX/2018	Refinance	Investment	XXX	$XXX		N/A	N/A
456988802	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/24: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003 or final 1003, an Approval, AUS or 1008, HUD or Closing Disclosure(s) and Loan Estimate(s), income and asset documentation.
											D		No
456988799	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	SC	4/XX/2003	Purchase	Investment	XXX	$XXX
456988804	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OK	7/XX/2004	Purchase	Primary	XXX	$XXX
456988803	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	10/XX/2013	Purchase	Primary	XXX	$XXX
456988798	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/12: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	PA	6/XX/2011	Refinance	Second Home	XXX	$XXX
456988797	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NM	5/XX/2011	Purchase	Primary	XXX	$XXX
456988801	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	12/XX/2002	Purchase	Primary	XXX	$XXX
456988814	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1	*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/21: The file is missing one or more of the core documents required for a review.  Please provide income documentation from time of origination and all issued Closing Disclosures.
											A	Yes	No		CA	8/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988815	XXX	XXX	XXX	3	3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2018 - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2008 - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2018
COMMENT: 2024/XX/02: Exception is not valid due to current employment/income requirements being met and a VVOE is not required for previous employment.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2008
COMMENT: 2024/XX/02: Exception is not valid due to current employment/income requirements being met and a VVOE is not required for previous employment.

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2024/XX/02: AUS/Guideline Issue Deal settings indicate origination guidelines are not available for this review

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/02: The subject property is located in a FEMA Disaster area provide  A post disaster inspection verifying  there was no damage the inspection must include exterior photos and the property must be  re-inspected on or after XX/XX/XXXX declared end date.
								2
*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 03/XX/2019 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/03/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 03/XX/2019 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/03/XX/2019)
COMMENT: 2024/XX/02: Closing Disclosure estimated to be provided on 03/XX/2019 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. as this is incomplete closing disclosure its issuedate is missing while marked as provided

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)
COMMENT: 2024/XX/02: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
											B	Yes	No		LA	3/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988816	XXX	XXX	XXX	3	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2022) - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2022)
COMMENT: 2024/XX/05: Appraisal report dated 09/XX/2022 missing evidence of receipt.

*** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
COMMENT: 2024/XX/05: Ohio Right Not To Close Disclosure not provided to the borrower
											B	Yes	No		OH	9/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988813	XXX	XXX	XXX	3	3
*** (OPEN_UNABLE_TO_CLEAR) Credit Exception: - EV3

*** (WAIVED) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3

*** (WAIVED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV2

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV2

*** (CANCELLED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1

*** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN_UNABLE_TO_CLEAR) Credit Exception:
COMMENT: 2021/XX/13: S&D GNMA Repurchase Delinquent

*** (WAIVED) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
COMMENT: 2022/XX/20: Document is dated 05/XX/2016 and application date 05/XX/2016

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
COMMENT: 2021/XX/09: Document is dated 05/XX/2016 and application date 05/XX/2016

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2021/XX/07: Document is dated 05/XX/2016 and application date 05/XX/2016

*** (CANCELLED) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/11: Unpaid collection accounts included in DTI.
								2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/05/XX/2016) - EV2

*** (CANCELLED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CANCELLED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.68725% moderately exceeds the guideline maximum of 50.85%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CANCELLED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2021/XX/07: Please provide disclosure within 3 days of application

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/05/XX/2016)
COMMENT: 2021/XX/07: The earliest e-consent in file is dated 5/XX/16.

*** (CANCELLED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/11: DTI exceeds AUS.  Unpaid collection accounts included in DTI.
											B	Yes	No		TX	6/XX/2016	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456988811	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 09/XX/2011 - EV2

*** (OPEN) (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 09/XX/2011, GFE Date: 09/XX/2011 - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	VA	9/XX/2011	Refinance	Primary	XXX	$XXX
456988810	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	MD	10/XX/2005	Refinance	Primary	XXX	$XXX
456988809	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2011	Refinance	Primary	XXX	$XXX
456988812	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	10/XX/2009	Refinance	Primary	XXX	$XXX
456988808	XXX	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Refinance	Primary	XXX	$XXX
456987649	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2024/XX/18: Fraud Report is not provided.	2	*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014, GFE Date: 05/XX/2014 - EV2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014, GFE Date: 05/XX/2014
COMMENT: 2024/XX/18: A Valid Changed Circumstance not provided for GFE dated 05/XX/2014 from GFE dated 04/XX/2014.
											B	Yes	Yes	Final HUD1	IN	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988828	XXX	XXX	XXX	3		*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	TX	6/XX/2004	Purchase	Primary	XXX	$XXX
456988827	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MO	12/XX/2006	Purchase	Primary	XXX	$XXX
456988817	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
456988820	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2009	Purchase	Primary	XXX	$XXX
456988822	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	ME	8/XX/2005	Refinance	Primary	XXX	$XXX
456988821	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
										*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/11: Client approved use of alternative application document for initial application date.	B	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
456988826	XXX	XXX	XXX	3				3
*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	VA	6/XX/2003	Refinance	Primary	XXX	$XXX
456988825	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2		B	Yes	Yes	Final HUD1	AL	9/XX/2010	Refinance	Primary	XXX	$XXX
456988818	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/28: There is a Seller credit on page one of HUD line 209 for $XXX which is not itemized therefore excluded.
											B	No	Yes	Final HUD1	NJ	6/XX/2007	Purchase	Primary	XXX	$XXX
456988819	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/26: Appraisal not provided	2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											B	Yes	Yes	Final HUD1	IL	11/XX/2007	Purchase	Primary	XXX	$XXX
456988823	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	TN	10/XX/2007	Refinance	Primary	XXX	$XXX
456988824	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2		B	Yes	Yes	Final HUD1	PA	6/XX/2013	Refinance	Primary	XXX	$XXX
456988717	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/12: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	MA	12/XX/2009	Refinance	Primary	XXX	$XXX
456988830	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	OH	7/XX/2012	Purchase	Primary	XXX	$XXX
456988833	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/12: TIL itemization did not disclose Flood cert fee of $XXX Loan origination fee of $XXX, Processing fee of $XXX settlement review fee of $XXX and Underwriting fee of $XXX Settlement/closing/Escrow fee $XXX and Fee collected - purpose not disclosed $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	VA	5/XX/2012	Purchase	Primary	XXX	$XXX
456988829	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/17: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including an initial 1003, a final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
											D		No
456988831	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2024/XX/14: XXX Savings- Account Number: XXX only 1-month Bank Statement is provided.  Bank statement covering a two-month period are required by DU.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2024/XX/14: XXX Checking- Account Number: XXX only 1-month Bank Statement is provided. Bank statement covering a two-month period are required by DU.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/14: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required dated after XX/XX/XXXX.
								1			A	Yes	No		LA	10/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988832	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/15: Insufficient coverage and no replacement cost estimator to validate lower policy amount.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/S-Corp) - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/15: Loan is after 01/XX/2014 and before 07/XX/2021 requiring Temporary SHQM loan designation.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
COMMENT: 2024/XX/15: Most recent signed and dated tax return and K-1 statement was not provided.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2024/XX/15: Most recent signed and dated tax return and K-1 statement was not provided.

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp)
COMMENT: 2024/XX/15: Most recent signed and dated tax return and K-1 statement was not provided.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2024/XX/15: Rate lock document is missing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/15: Truth In Lending Act: Final TIL Finance Charge of $XXX is under disclosed from calculated Finance Charge of $XXX in the amount of $XXX.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2024/XX/15: Good Faith estimate was not provided within minimum ten business days.

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/S-Corp)
COMMENT: 2024/XX/15: Most recent signed and dated tax return and K-1 statement was not provided.

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2024/XX/15: Loan Originator is not reflected on NMLS informational website to validate status of license.
											C	Yes	Yes	Final HUD1	NC	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988834	XXX	XXX	XXX	1	1			1			A	Yes	No		UT	7/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988836	XXX	XXX	XXX	3	3
*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2014 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3
								2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2016) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2016) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/25: The right to receive a copy of the Appraisal Disclosure within 3 days wasn't provided

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: loan estimate was missing on file

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2016)
COMMENT: 2022/XX/25: Three  business days prior to closing not provided to the borrower
											B	Yes	No		TN	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988726	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MO	8/XX/2000	Refinance	Primary	XXX	$XXX
456988722	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	VA	2/XX/2008	Purchase	Primary	XXX	$XXX
456988835	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/10: $XXX violation due to increase in Recording Fees.  No evidence of cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/10: Transfer Tax Fee of $XXX (Paid by the Seller reflected on the Seller CD) was not disclosed on Loan Estimate.
											B	Yes	No		CA	3/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988838	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MA	4/XX/2005	Purchase	Primary	XXX	$XXX
456988841	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NC	10/XX/2009	Refinance	Primary	XXX	$XXX
456988839	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/22: The file is missing one or more of the core documents required for a review.  Please providean AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
											D		No
456988693	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	NY	8/XX/2003	Purchase	Primary	XXX	$XXX
456988842	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2009 - EV3		1			A	Yes	Yes	Final HUD1	IN	7/XX/2009	Refinance	Primary	XXX	$XXX
456988840	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/27: Unable to determine reason for under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	MA	8/XX/2013	Refinance	Primary	XXX	$XXX
456988837	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	UT	4/XX/2010	Refinance	Primary	XXX	$XXX
456988844	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV1	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. COMMENT: 2024/XX/23: The subject property is located in XXX which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022)
COMMENT: 2024/XX/28: Missing evidence the appraisal was sent to the borrower at least three (3) business days prior to closing.
											B	Yes	No		TX	7/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988845	XXX	XXX	XXX	2	1			2
*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 08/XX/2022 are underdisclosed. (Final/08/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.27329% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .27329%). - EV1

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2024/XX/24: Final CD issued on 08/XX/2021 was signed and dated on 08/XX/2022 by the Borrower.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 08/XX/2022 are underdisclosed. (Final/08/XX/2022)
COMMENT: 2024/XX/24: The final CD dated 02/XX/2023 non-escrowed property cost is blank on page 4 and HOA Dues are $XXX/year.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/10: Lender designation was QM(APOR) however due to points and fees the calculated designation is QM (APOR) Fail.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.27329% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .27329%).
COMMENT: 2024/XX/10: Missing undiscounted rate price.  Without the undiscounted rate price, unable to verify points as bonafide.
											B	Yes	No		MN	8/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988846	XXX	XXX	XXX	2	1			2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. COMMENT: 2024/XX/24: Notice of Right to Cancel was not provided.	B	Yes	No		IL	10/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988847	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/24: The subject property is located in a FEMA disaster area and no post disaster inspection report was provided.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.41867% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .41867%). - EV3

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7772) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/24: Originator Loan Designation of Temporary SHQM

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.41867% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .41867%).
COMMENT: 2024/XX/10: Points and Fees on subject loan of 3.41867% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2024/XX/24: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7772)
COMMENT: 2024/XX/24: Certification Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing , proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											C	Yes	No		IL	3/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456988848	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Combined High loan to value discrepancy. - EV3 *** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3 *** (OPEN) AUS Findings: Loan to value discrepancy. - EV3	*** (OPEN) AUS Findings: Combined High loan to value discrepancy. COMMENT: 2024/XX/24: Loan to Values does not match due to incorrect sales price of $XXX per CD and $XXX per AUS. *** (OPEN) AUS Findings: Combined loan to value discrepancy. COMMENT: 2024/XX/24: Loan to Values does not match due to incorrect sales price of $XXX per CD and $XXX per AUS. *** (OPEN) AUS Findings: Loan to value discrepancy. COMMENT: 2024/XX/24: Loan to Values does not match due to incorrect sales price of $XXX per CD and $XXX per AUS.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/28: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2021)
COMMENT: 2024/XX/24: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2024/XX/24: Loan Origination Fee disclosed as $XXX on Loan Estimate dated 12/XX/2020 but disclosed as $XXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.
											C	Yes	No		FL	2/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988849	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Representative FICO score discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) AUS Findings: Representative FICO score discrepancy.
COMMENT: 2024/XX/24: The Initial Credit Report was pulled on 8/XX/2020 with the credit score reflected on AUS.  The final Credit Report was pulled on 10/XX/2020 reflects the credit score of 708 and the AUS was not rerun using the lower score prior to Note date.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/24: The AUS reflecting lower Credit Score is missing from the loan file.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/24: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
								1			A	No	No		NY	12/XX/2020	Refinance	Investment	XXX	$XXX		N/A	N/A
456988850	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Asset documentation requirements not met. COMMENT: 2024/XX/28: Asset documentation requirements not met due to insufficinet cash to close from the borrower. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2024/XX/24: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2024/XX/28: Waterfall finding due to the insufficient cash to close from the borrower resulting in a loan designation discrepancy

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/28: Waterfall finding due to the insufficient cash to close from the borrower resulting in a loan designation discrepancy

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2024/XX/28: Waterfall finding due to the insufficient cash to close from the borrower resulting in a loan designation discrepancy
											C	Yes	No		NY	6/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456988851	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		3
*** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022) - EV2

*** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
COMMENT: 2024/XX/24: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption is missing

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2022)
COMMENT: 2024/XX/24: The loan file did not contain evidence that the borrower was provided a copy of the appraisal.
											C	Yes	No		IL	7/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988852	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2019 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2024/XX/24: Account Number: XXX: Account Months Verified is less than 2 months

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2024/XX/24: Account Number: XXX: Account Months Verified is less than 2 months. Require 2 months bank statement in file

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2019
COMMENT: 2024/XX/28: Please provide VVOE for XXX
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021)
COMMENT: 2024/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2024/XX/24: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing
											B	Yes	No		CA	6/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988853	XXX	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2021 - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2021 - EV3
*** (OPEN) Income documentation requirements not met.
COMMENT: 2024/XX/28: Income documentation requirements not met due to the file missing the rquired VOE for the XXX.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2021
COMMENT: 2024/XX/24: The verification of employment is required and was not found in file.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2021
COMMENT: 2024/XX/24: The verification of employment is required and was not found in file.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2023 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/04/XX/2023) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2024) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2024) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2024/XX/24: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/28: Waterfall finding due to the file missing the required VOE for the XXX employment.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2024/XX/24: Based on the loan failing one or more guideline components, the loan is at QM risk.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)
COMMENT: 2024/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2023 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/04/XX/2023)
COMMENT: 2024/XX/24: The Lender Contact Name and Contact NMLS ID was not disclosed on the Closing Disclosure issued 04/XX/2023.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2024)
COMMENT: 2024/XX/24: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2024)
COMMENT: 2024/XX/24: Revised Loan Estimate provided on 03/XX/2024 not received by borrower at least four (4) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/24: Valid cure document or Change of circumstance not provided.
											C	Yes	No		CA	4/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456988854	XXX	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2012 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Income documentation requirements not met.
COMMENT: 2024/XX/28: The Co-Borrower's Verbal Verification of Employment completed within 10 business days prior to Note is missing from the loan file.

*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
COMMENT: 2024/XX/28: The Fraud Report reflects red-flagged issues that were not cleared.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2012
COMMENT: 2024/XX/24: The Co-Borrower's Verbal VOE completed within 10 business days from Note is missing from the loan file.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2024/XX/24: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2024/XX/28: This is caused by the Missing Verbal VOE for Co-Borrower.

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/28: The Co-Borrower's Verbal VOE within 10 business days from Note is missing from the loan file.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2024/XX/28: The Co-Borrower's Verbal VOE within 10 business days from Note is missing from the loan file.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/24: Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.  The loan filed does not contain a valid Changed Circumstance for fee decrease.
											C	Yes	No		CA	10/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456988855	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2023) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2023)
COMMENT: 2024/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2024/XX/24: Provide FACTA Credit Score Disclosure.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2024/XX/24: Provide List of Homeownership Counseling Organizations to borrower.
											B	Yes	No		CT	2/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988856	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2022) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
										*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2024/XX/24: Initial 1003 is Missing.	B	No	No		NY	8/XX/2022	Purchase	Investment	XXX	$XXX		N/A	N/A
456988857	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/24: Hazard Insurance Coverage Amount is insufficient $XXX. Declaration page reflects extended coverage but does not reflect a $ amount or %.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2022) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.96536% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .96536%). - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2022)
COMMENT: 2024/XX/28: Missing evidence the borrower received the Closing Disclosure dated 05/XX/2022 at least three (3) business days prior to closing.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/10: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail due to points and fees.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.96536% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .96536%).
COMMENT: 2024/XX/10: Points and Fees on subject loan of 3.45500% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX
											B	Yes	No		VA	5/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988858	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2024/XX/28: The loan file is missing the 1084 as required by the AUS. *** (OPEN) Income documentation requirements not met. COMMENT: 2024/XX/28: The loan file is missing the 1084 as required by the AUS.	2
*** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 08/XX/2022 - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2022) - EV2

*** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 08/XX/2022
COMMENT: 2024/XX/24: Final CD was issued on 8/XX/22 with a Closing and Disbursement date of 8/XX/22. Page 5 reflects a borrower's signature date of 6/XX/22.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2022)
COMMENT: 2024/XX/24: The loan file did not evidence the borrower's receipt of the appraisal.
											B	No	No		NY	8/XX/2022	Refinance	Investment	XXX	$XXX		N/A	N/A
456988859	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2023) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 03/XX/2023 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/03/XX/2023) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 03/XX/2023 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/03/XX/2023) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2023 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2023)
COMMENT: 2024/XX/24: Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation is missing.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 03/XX/2023 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/03/XX/2023)
COMMENT: 2024/XX/24: Closing Disclosure estimated to be provided on 03/XX/2023 did not disclose the actual Date Issued.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 03/XX/2023 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/03/XX/2023)
COMMENT: 2024/XX/24: Closing Disclosure estimated to be provided on 03/XX/2023 did not disclose the actual Date Issued.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2023 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2024/XX/24: Corrected Closing Disclosure provided on or after 03/XX/2023 contains a change in loan product and was not received by borrower at least three business days prior to consummation.
											B	Yes	No		FL	3/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988860	XXX	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016 - EV3	*** (OPEN) Income documentation requirements not met. COMMENT: 2024/XX/28: Income documentation requirements not met due to Verification of Employment not within 10 business days of the Note. *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016 COMMENT: 2024/XX/24: Verification of Employment not within 10 business days of the Note.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2024/XX/28: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk due to Verification of Employment not within 10 business days of the Note.

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/28: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors) due to Verification of Employment not within 10 business days of the Note.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2024/XX/28: Based on the loan failing one or more guideline components, the loan is at QM risk due to Verification of Employment not within 10 business days of the Note.
											C	No	No		CA	2/XX/2023	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456988861	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2019) - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2019)
COMMENT: 2024/XX/24: Appraisal delivery receipt is not provided.

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
COMMENT: 2024/XX/24: Tangible Net benefit document is not provided.
											B	Yes	No		OH	10/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988862	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2023) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2023)
COMMENT: 2024/XX/24: Evidence of Borrower receipt of the appraisal with report date /XX/XX/2023 was not provided.
											B	Yes	No		NV	3/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988843	XXX	XXX	XXX	3	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		3
*** (WAIVED) This loan was reviewed to a limited compliance scope.  Some testing for TILA-RESPA Integrated Disclosure (TRID) compliance under the SFA TRID Grid is outside of the scope of review.  This exception is for informational purposes only and does not impact grading. - EV3

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  8.66000%. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.94266% is in excess of the allowable maximum of the greater of % of the Federal Total Loan Amount and $XXX (2022). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2022) (an overage of $XXX or %). - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/04: Client restated loan designation to Non QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/04: Waterfall due to QM Points and Fess.

*** (CLEARED) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  8.66000%.
COMMENT: 2024/XX/04: APR of 1214529% exceeds threshold of 8.6600%

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.94266% is in excess of the allowable maximum of the greater of % of the Federal Total Loan Amount and $XXX (2022). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2022) (an overage of $XXX or %).
COMMENT: 2024/XX/04: Total fees of $XXX exceed the investor allowable total of $XXX.
											B	Yes	No		WA	6/XX/2022	Refinance	Primary	XXX	$XXX		Higher Priced QM (APOR)	Non QM
456988875	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	IL	9/XX/2005	Refinance	Primary	XXX	$XXX
456988876	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	IL	2/XX/2007	Purchase	Primary	XXX	$XXX
456988864	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/17: Unable to determine reason for under disclosure due to missing Final TIL itemization.
											B	Yes	Yes	Final HUD1	NJ	11/XX/2006	Purchase	Primary	XXX	$XXX
456988869	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	DC	4/XX/2007	Refinance	Primary	XXX	$XXX
456988873	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TN	2/XX/2008	Purchase	Primary	XXX	$XXX
456988866	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
456988865	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
456988868	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	DE	10/XX/2004	Refinance	Primary	XXX	$XXX
456988877	XXX	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	Yes	Yes	Final HUD1	NE	7/XX/2013	Refinance	Primary	XXX	$XXX
456988874	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/19: TIL Itemization did not disclose a Subordination Recording Fee of $XXX and Title Service Fees of $XXX as prepaid finance charges.  Additionally, TIL Itemization disclosed Origination Fees of $XXX and Final HUD reflects $XXX.
											B	Yes	Yes	Final HUD1	OH	10/XX/2010	Refinance	Primary	XXX	$XXX
456988880	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
											B	Yes	Yes	Final HUD1	WY	7/XX/2009	Refinance	Primary	XXX	$XXX
456988867	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											D	No	Yes	HUD1, not signed or stamped	PA	12/XX/2008	Purchase	Primary	XXX	$XXX
456988870	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NC	9/XX/2006	Purchase	Primary	XXX	$XXX
456988872	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
456988879	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	TX	8/XX/2012	Refinance	Primary	XXX	$XXX
456988871	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	GA	11/XX/2007	Purchase	Primary	XXX	$XXX
456988881	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	8/XX/2007	UTD	UTD	XXX	$XXX
456988882	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	WA	12/XX/2006	Refinance	Primary	XXX	$XXX
456988878	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	6/XX/2008	Purchase	Primary	XXX	$XXX
456988863	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	6/XX/2007	Refinance	Primary	XXX	$XXX
456988883	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	MI	4/XX/2011	Purchase	Primary	XXX	$XXX
456988886	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	10/XX/2004	Refinance	Primary	XXX	$XXX
456988884	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/18: Finance charge under disclosure is due to mismatch in fees between TIL Itemization and HUD-1
											B	Yes	Yes	Final HUD1	MI	2/XX/2004	Refinance	Primary	XXX	$XXX
456988885	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. HELOC Initial Draw Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	HELOC Agreement	KY	8/XX/2006	Refinance	Primary	XXX	$XXX
456988887	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	IL	11/XX/2007	Refinance	Primary	XXX	$XXX
456988889	XXX	XXX	XXX	3		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	WA	4/XX/2005	Purchase	Primary	XXX	$XXX
456988888	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	VA	10/XX/2007	Purchase	Primary	XXX	$XXX
456987569		XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/29: Under Disclosure appears to be fee related.  The HUD is showing a Settlement fee of $XXX and Courier fee of $XXX that are not shown on the Itemization of Amount Financed.
											B	No	Yes	Final HUD1	TN	9/XX/2010	Purchase	Primary	XXX	$XXX
456988904	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/31: Hazard Insurance Coverage Amount is insufficient. *** (OPEN) Missing Document: Approval not provided COMMENT: 2024/XX/31: Approval is missing.	1			A	No	No		WA	3/XX/2020	Refinance	Investment	XXX	$XXX		N/A	N/A
456988890	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		1			A	Yes	No		FL	5/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988898	XXX	XXX	XXX	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Employment was not verified within 10 days of the note date. - EV3

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2018 - EV3

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2017 - EV3

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2016 - EV3

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2015 - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2012 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2019 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2019 - EV3

*** (OPEN) Employment was not verified within 10 days of the note date.
COMMENT: 2023/XX/03: VVOE for current employment was obtained on 11/XX/2019, which is more than 10 business days prior to the note date.

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2018
COMMENT: 2023/XX/03: Document is not dated.

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2017
COMMENT: 2023/XX/03: Document is not dated.

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2016
COMMENT: 2023/XX/03: Document is not dated.

*** (OPEN) FHA requires the Mortgagee obtain the Borrower's signature/date on 4506 form.: Borrower: XXX // Document: 4506-T / Tax Year: 2015
COMMENT: 2023/XX/03: Document is not dated.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/04: A VVOE performed within 10 business days of the note date and a required 4506T which is dated are missing.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2012
COMMENT: 2023/XX/03: Please override.  Invalid exception pertaining to VOE for prior employer.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2019
COMMENT: 2023/XX/03: VVOE for current employment was obtained on 11/XX/2019, which is more than 10 business days prior to the note date.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017
COMMENT: 2023/XX/03: Please override.  Invalid exception pertaining to VOE for prior employer.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2019
COMMENT: 2023/XX/03: Please override.  Invalid exception pertaining to VOE for prior employer.
								3
*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11885902) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2019) - EV2

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2023/XX/04: FHA requires a signed and dated 4506T.  The document provided is signed, but not dated.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/04: The loan was AUS approved, but is missing a required 4506T which is dated and is water falling to ATR/QM standard requirements.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/04: The loan was AUS approved, but is missing a VVOE performed within 10 business days of the note date and a required 4506T which is dated and is water falling to ATR/QM standard requirements.

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
COMMENT: 2023/XX/04: The loan was AUS approved, but is missing a required 4506T which is dated and is water falling to ATR/QM standard requirements.

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus)
COMMENT: 2023/XX/04: The loan was AUS approved, but is missing a required 4506T which is dated and is water falling to ATR/QM standard requirements.

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
COMMENT: 2023/XX/04: The loan was AUS approved, but is missing a required 4506T which is dated and is water falling to ATR/QM standard requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/04: The loan was AUS approved, but is missing a VVOE performed within 10 business days of the note date and a required 4506T which is dated and is water falling to ATR/QM standard requirements.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)
COMMENT: 2023/XX/03: Appraisal sent on 11/XX/2019.  Default receipt date is 11/XX/2019, which is less than 3 business days prior to Note date (11/XX/2019).  Borrower’s acknowledgment of receipt not provided.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/03: The initial Loan Estimate, which includes the appraisal disclosure, was issued on 10/XX/2019, which is more than 3 business days past the application date of 10/XX/2019.  A separate disclosure is not provided.

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
COMMENT: 2023/XX/03: Disclosure is not dated.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11885902)
COMMENT: 2023/XX/04: The loan was AUS approved, but is missing a required 4506T which is dated and is water falling to ATR/QM standard requirements.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/03: The disclosure is dated 10/XX/2019, which is more than 3 business days after the application date (10/XX/2019).

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2019)
COMMENT: 2023/XX/03: The initial Loan Estimate was issued on 10/XX/2019, which is more than 3 business days past the application date of 10/XX/2019.  A separate disclosure is not provided.
											C	Yes	No		NY	11/XX/2019	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
456988899	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3		2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2018) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 05/XX/2018 are overdisclosed. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 05/XX/2018 are underdisclosed. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018) - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)
COMMENT: 2023/XX/02: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2018)
COMMENT: 2023/XX/02: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2023/XX/02: HPML requirements not met.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 05/XX/2018 are overdisclosed. (Final/05/XX/2018)
COMMENT: 2023/XX/02: The CD does not reflect any non-escrowed property costs over one year.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 05/XX/2018 are underdisclosed. (Final/05/XX/2018)
COMMENT: 2023/XX/02: The CD does not reflect any non-escrowed property costs over one year.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018)
COMMENT: 2023/XX/02: The file was missing evidence the Closing Disclosure was provided to borrower at least three (3) business days prior to closing.
											B	Yes	No		CA	5/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456988900	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, NY COMMENT: 2023/XX/19: Missing Tax & Insurance Verification for REO property "XXX"	1			A	No	No		NY	2/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
456988894	XXX	XXX	XXX	3	3
*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016 - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2013 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016
COMMENT: 2022/XX/26: The employment verification date is is outside the required within 10 business days prior to the Note Date of 07/XX/2017. The lender would have needed to provided a verification of employment much closer to the Note Date.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/26: The file does contain a verification of employment that includes income, start date and ask the Probability of Continued Employment.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/26: A complete Fraud Report is required for this file.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016
COMMENT: 2022/XX/26: The verification of employment for a W2 employer has to be within 10 business days. The document has 06/XX/2017 and the Note Date is 07/XX/2017.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/26: The appraiser inspection was completed on XX/XX/XXXX before Disaster Declaration Date of XX/XX/XXXX.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
											B	Yes	No		CA	7/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988901	XXX	XXX	XXX	3	3	*** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Loan is not using the new FNMA Legal Documents. COMMENT: 2023/XX/10: Loan is not using Version 07/2021 FNMA Legal Documents. Subject Note Form 3200 1/01. *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2023/XX/10: Provide missing Guidelines.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2022) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2022)
COMMENT: 2023/XX/10: Provide evidence Closing Disclosure issued 09/XX/2022 was provided to the Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2023/XX/10: Final Inspection Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.
											B	Yes	No		OR	9/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456988892	XXX	XXX	XXX	3				3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Charged Impermissible YSP): North Carolina Rate Spread Home Loan: Mortgage loan contains broker compensation that is not based on the principal balance of the loan. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of US Treasury XX.XX% + XX.XX%, or XX.XX% and Conventional Mortgage Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: TIL Itemization did not disclose the $XXX processing fee as prepaid finance charges.
											C	Yes	Yes	Final HUD1	NC	4/XX/2009	Refinance	Primary	XXX	$XXX
456988891	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NJ	5/XX/2012	UTD	UTD	XXX	$XXX
456988896	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2013	Purchase	Primary	XXX	$XXX
456988897	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2012	Refinance	Primary	XXX	$XXX
456988893	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2010	Refinance	Primary	XXX	$XXX
456988895	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2013	Purchase	Primary	XXX	$XXX
456988902	XXX	XXX	XXX	2				2
*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2
											B	Yes	Yes	Final HUD1	MA	10/XX/2009	Refinance	Primary	XXX	$XXX
456988903	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
											B	Yes	Yes	Final HUD1	CT	1/XX/2010	Refinance	Primary	XXX	$XXX
456988933	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	LA	8/XX/2007	Purchase	Primary	XXX	$XXX
456988708	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/21: AUS required full Appraisal is missing. *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2024/XX/19: There was a FEMA Disaster Declaration dated 01/XX/2009, which is twelve (12) years prior to the Note date of 04/XX/2021. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2024/XX/19: Appraisal is missing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Savings) - EV3

*** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension) - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2024/XX/21: A copy of an AUS required Appraisal is missing which caused the loan to not be agency salable and default test to ATR requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Savings)
COMMENT: 2024/XX/21: A copy of an AUS required Appraisal is missing which caused the loan to not be agency salable and default test to ATR requirements.

*** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)
COMMENT: 2024/XX/21: A copy of an AUS required Appraisal is missing which caused the loan to not be agency salable and default test to QM requirements.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/19: Appraisal Fee increased from $XXX to $XXX, an increase of $XXX, at closing. A Changed Circumstance form is in file. No cure provided.
											C	No	No		WA	4/XX/2021	Refinance	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456988976	XXX	XXX	XXX	2				2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	5/XX/2007	Refinance	Primary	XXX	$XXX
456988979	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/15: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	Yes	Yes	Final HUD1	GA	6/XX/2007	Purchase	Primary	XXX	$XXX
456988982	XXX	XXX	XXX	3		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: COMMENT: 2024/XX/13: Security Instrument/Closing / Title Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses.	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
456988965	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2019/XX/14: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2		B	Yes	Yes	Final HUD1	MD	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988946	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
456988947	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2007	Refinance	Primary	XXX	$XXX
456988948	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	OH	5/XX/2006	Refinance	Primary	XXX	$XXX
456988950	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	Yes	Yes	Final HUD1	CA	7/XX/2004	Purchase	Primary	XXX	$XXX
456988973	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456988949	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	SC	2/XX/2008	Refinance	Investment	XXX	$XXX
456988951	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
											D	Yes	Yes	Title Co. Closing Statement	CA	7/XX/2005	Refinance	Primary	XXX	$XXX
456988952	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
456988974	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456988975	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
456988953	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/25: TIL appears to be final but not signed nor initialed by borrower.	B	Yes	Yes	Final HUD1	MD	4/XX/2007	Refinance	Primary	XXX	$XXX
456988954	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
456988955	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	1/XX/2002	Purchase	Primary	XXX	$XXX
456988956	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	OK	2/XX/2008	Refinance	Primary	XXX	$XXX
456988959	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	CA	4/XX/2004	Purchase	Primary	XXX	$XXX
456988958	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	NM	12/XX/2002	Purchase	Primary	XXX	$XXX
456988957	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
											B	No	Yes	Final HUD1	MD	9/XX/2004	Purchase	Primary	XXX	$XXX
456988963	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2007	Purchase	Primary	XXX	$XXX
456988961	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2006	Purchase	Primary	XXX	$XXX
456988962	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CT	11/XX/2006	Purchase	Primary	XXX	$XXX
456988964	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		B	Yes	Yes	Final HUD1	IL	9/XX/2010	Refinance	Investment	XXX	$XXX
456988960	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2001	Refinance	Primary	XXX	$XXX
456988969	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1
										*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/02: Client approved use of alternative application document for initial application date.	B	Yes	Yes	Final HUD1	NC	9/XX/2007	Refinance	Primary	XXX	$XXX
456988968	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/21: Under disclosure due to amortization. Loan is an ARM, TIL is set-up as a fixed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/21: TIL in file appears to be the final due to date of loan reflected as 11/XX/05 but it is not signed and/or dated by the borrower
											B	Yes	Yes	Final HUD1	MA	11/XX/2005	Refinance	Primary	XXX	$XXX
456988971	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456988945	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											D	Yes	No	Missing	AZ	9/XX/2006	Refinance	Primary	XXX	$XXX
456988966	XXX	XXX	XXX	2				2
*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.16154% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .16154%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
456988967	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	MO	2/XX/2007	Refinance	Primary	XXX	$XXX
456988970	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	VA	11/XX/2006	Refinance	UTD	XXX	$XXX
456988972	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of US Treasury XX.XX% + XX.XX%, or XX.XX% and Conventional Mortgage Rate 6XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											C	Yes	Yes	Final HUD1	NC	7/XX/2008	Refinance	UTD	XXX	$XXX
456988981	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	5/XX/2004	Refinance	Primary	XXX	$XXX
456988978	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1998. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/19: TIL itemization did not disclose a attorneys fee of $XXX or a recording service fee of $XXX as prepaid finance charges.
											D	No	Yes	HUD1, not signed or stamped	SC	7/XX/1998	Purchase	Primary	XXX	$XXX
456988977	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2004	Purchase	Primary	XXX	$XXX
456988980	XXX	XXX	XXX	1		*** (OPEN) Loan cited as having Title Schedule B exceptions - EV3	*** (OPEN) Loan cited as having Title Schedule B exceptions COMMENT: 2016/XX/10: Deed of Trust for $XXX recorded 10/XX/2003.	1			A	No	Yes	Final HUD1	CO	9/XX/2003	Purchase	Primary	XXX	$XXX
456988985	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
											B	No	Yes	Final HUD1	MD	3/XX/2007	Refinance	Investment	XXX	$XXX
456988992	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	MA	7/XX/2005	Refinance	Primary	XXX	$XXX
456988993	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/14: Lender used an index value of 2.332%.  Closest in the look back period is 2.49167%.
											B	Yes	Yes	Final HUD1	CA	7/XX/2005	Refinance	Primary	XXX	$XXX
456988991	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	MO	7/XX/2007	Purchase	Primary	XXX	$XXX
456988984	XXX	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2002	Refinance	Primary	XXX	$XXX
456988983	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/08: Approval indicates the Index used was 1.162%. The lowest Index available within the look-back period is1.21167%.
											B	Yes	Yes	Final HUD1	CA	9/XX/2004	Refinance	Primary	XXX	$XXX
456988990	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
456988987	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	MD	4/XX/2007	Refinance	Primary	XXX	$XXX
456988989	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/12: TIL itemization did not disclose a processing fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	MN	4/XX/2009	Refinance	Primary	XXX	$XXX
456988988	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NJ	2/XX/2007	Purchase	Primary	XXX	$XXX
456988986	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	RI	11/XX/2006	Refinance	Primary	XXX	$XXX
456988936	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed
											B	Yes	Yes	Final HUD1	TX	7/XX/1996	Refinance	Primary	XXX	$XXX
456988940	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 08/XX/2010 - EV2

*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2010 - EV2

*** (OPEN) (Doc Error) GFE Error: Original principal, interest, & MI payment is blank.: GFE Date: 08/XX/2010 - EV2

*** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	PA	8/XX/2010	Refinance	Primary	XXX	$XXX
456988944	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CT	5/XX/2004	Refinance	Primary	XXX	$XXX
456988941	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NM	7/XX/2007	Purchase	Primary	XXX	$XXX
456988934	XXX	XXX	XXX	2	1	*** (CLEARED) Missing Document: Approval not provided - EV1		2
*** (WAIVED) (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Loan. - EV2

*** (OPEN) Other Compliance Exception (Manual Add) - EV2

*** (CURED) TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. (8304) - EV2

*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2

*** (OPEN) Other Compliance Exception (Manual Add)
COMMENT: 2017/XX/31: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Title - Commitment Update fee $XXX, Title - CPL fee $XXX, Title - Overnight Delivery fee $XXX, Title - Sate of Illinois Policy Registration fee $XXX, Title - Wire fee $XXX, Attorney fee $XXX, Seller's Realtor Commissions $XXX, and Survey fee $XXX were reflected on the Seller's CD, however were not reflected on the Borrower's Final CD.

*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
COMMENT: 2016/XX/04: Disclosure reflects Title - Lender's Title Insurance payable to XXX in section B (Services Borrower Did Not Shop For). XXX is not a service provider listed on the Settlement Service Provider List. As a result, these fees should have been reflected in section C (Services Borrower Did Shop For).
											B	Yes	No		IL	9/XX/2016	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456988935	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2017) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2017)
COMMENT: 2017/XX/23: Evidence of Delivery was not located in the images.
											B	Yes	No		IL	10/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456988942	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	OK	2/XX/2005	Refinance	Primary	XXX	$XXX
456988943	XXX	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2006 - EV2		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2006	Purchase	Primary	XXX	$XXX
456988937	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Kansas CCC Prepayment Penalty: Kansas Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Code.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Kansas Late Charge Percent and Amount Testing: Kansas Late Charge: Note late charge of 5.00000%/$XXX exceeds state maximum of 5% or $XXX whichever is lesser. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/20: Unable to determine under disclosure due to missing amortization schedule.
											B	Yes	Yes	Final HUD1	KS	7/XX/2006	Refinance	Primary	XXX	$XXX
456988938	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
456988939	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	AK	8/XX/2005	Refinance	Primary	XXX	$XXX
456988687	XXX	XXX	XXX	3	3
*** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393 (Government Documents) - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV1
							*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2024/XX/01: E-sign document is missing in file and initial 1003 was e-signed. *** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393 (Government Documents) COMMENT: 2024/XX/01: Signed date is missing in VA loan analysis worksheet form 26-6393.	2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/11/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2024/XX/01: The amount of the Initial escrow payment disclosed on page 2 of the final CD is $XXX which does not match the amount disclosed on the Initial Escrow Account Disclosure, $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/02: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											B	Yes	No		GA	11/XX/2019	Purchase	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
456988754	XXX	XXX	XXX	2	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV1	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/14: Loan is approved and followed by Non-QM guidelines *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. COMMENT: 2024/XX/14: The subject property is located in FEMA disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	No		NC	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989049	XXX	XXX	XXX	2	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/14: Deal settings indicate origination guidelines are not available for this review.	1			A	No	No		NY	9/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
456989045	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	VA	7/XX/2007	Refinance	Primary	XXX	$XXX
456989041	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	FL	8/XX/2005	Refinance	Primary	XXX	$XXX
456989043	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2024/XX/15: Disclosure provided 01/XX/2006.
											B	No	Yes	Final HUD1	FL	1/XX/2006	Purchase	Primary	XXX	$XXX
456989046	XXX	XXX	XXX	2				2
*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: Unable to determine compliance of Notice of Special Flood Hazard Disclosure due to missing information. - EV1
											B	No	Yes	Final HUD1	FL	11/XX/2000	Purchase	Investment	XXX	$XXX
456989044	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/12: TIL Itemization did not disclose an Email/Doc Fee $XXX Escrow service fee $XXX, Release Tracking Fee $XXX Tax Cert Fee $XXX Title Courier Fee 25, Warehousing Fee $XXX Wire Fee $XXX Settlement Fee $XXX as prepaid finance charge. HUD-1 did not disclosed an Settlement Fee $XXX & Appraisal Fee $XXX as Prepaid finance charge.

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2024/XX/12: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
											B	Yes	Yes	Final HUD1	FL	11/XX/2003	Refinance	Primary	XXX	$XXX
456989042	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2003 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2003	Purchase	Primary	XXX	$XXX
456989048	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/30: XXX uses XXX’s definition of acceptable coverage. XXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.
								1			A	Yes	No		NY	9/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989050	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2024/XX/29: Post Disaster Inspection Report dated after disaster declaration date XX/XX/XXXX is missing.	1	*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1		A	Yes	No		WA	11/XX/2023	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989051	XXX	XXX	XXX	2	1			2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.
COMMENT: 2024/XX/30: An interior appraisal was not conducted for the loan program.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/30: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2024/XX/24: The file is missing List of Homeownership Counseling Organizations dated within three days of application.

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2024/XX/30: An interior appraisal was not conducted for the loan program.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/24: 10% tolerance was exceeded by $XXX due to Title - Recording Service Fee.  No valid COC provided, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
COMMENT: 2024/XX/24: Title - Settlement / Closing / Escrow Fee increased on Closing Disclosure issued 11/XX/2023 with no valid change evident.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/29: Subject transaction is a second line.  No applicable guidelines provided to perform review.
											B	Yes	No		UT	11/XX/2023	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989052	XXX	XXX	XXX	2	1			2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.
COMMENT: 2024/XX/29: GeoAVM Core Appraisal in file.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/29: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%. Non Compliant Higher Priced Mortgage Loan. Compliance Report in file reflect an Alert Status for Higher Priced.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2024/XX/29: List of Homeownership Counseling Organizations is missing.

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2024/XX/29: Safe Harbor requirements not satisfied. Loan reviewed as Non QM.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/29: Incomplete loan images/file.
											B	Yes	No		NE	1/XX/2024	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989053	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2024/XX/29: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2024) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/30: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Higher Priced Mortgage Loan.

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2024/XX/30: Loan is a second lien.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2024)
COMMENT: 2024/XX/29: Loan estimate is signed and provided after the initial closing disclosure was issued.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/29: Subject transaction is a second line.  No applicable guidelines provided to perform review.
											B	Yes	No		SC	3/XX/2024	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989054	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.23097% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .23097%). - EV3

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 04/XX/2022). (Final/04/XX/2022) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2022). (Final/04/XX/2022) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2024/XX/25: Designation determined to be QM (APOR) Fail due to failing points and fees test.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.23097% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .23097%).
COMMENT: 2024/XX/25: Waterfall due to difference in Tax amount.

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 04/XX/2022). (Final/04/XX/2022)
COMMENT: 2024/XX/25: Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by $XXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2022). (Final/04/XX/2022)
COMMENT: 2024/XX/25: Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by $XXX.
											C	Yes	No		NJ	4/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989079	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Incorrect TIL form used for loan originated before January 31, 2011. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2

*** (OPEN) RESPA (2010) -  Maximum payment on GFE Inaccurate: RESPA (2010): Maximum payment on GFE does not match actual maximum payment. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	IN	4/XX/2011	Purchase	Primary	XXX	$XXX
456989080	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is -11 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 1/XX/2004 12:00:00 AM, prior to three (3) business days from transaction date of 1/XX/2004 12:00:00 AM. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2016/XX/05: Missing documentation to determine the occupancy and purpose therefore compliance review defaulted to owner occupied/cash out refinance.
											B	Yes	Yes	Final HUD1	AZ	1/XX/2004	Refinance	Primary	XXX	$XXX
456989081	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
456989082	XXX	XXX	XXX	3				3
*** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											C	Yes	Yes	Final HUD1	RI	12/XX/2007	Refinance	Primary	XXX	$XXX
456989055	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2	*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2019/XX/25: Loan file contains an approved exception	2
*** (WAIVED) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV2

*** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2019) - EV1

*** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (73109) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109) - EV1

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2019)
COMMENT: 2019/XX/29: Final disclosure reflects a total cure of $XXX, this was insufficient to offset total overages.

*** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2019/XX/29: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. Missing documentation of valid change.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2019/XX/24: Evidence of sufficient cure for increase in appraisal fee not provided.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (73109)
COMMENT: 2019/XX/24: Evidence of sufficient cure for increase in broker fee not provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2019/XX/29: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A cure of $XXX was provided for this overage, insufficient to offset total cures required due to missing proof of changes.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)
COMMENT: 2019/XX/29: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Missing proof of valid change, insufficient or no cure was provided to the borrower.
											B	Yes	No		AZ	4/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989076	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	12/XX/2013	Refinance	Primary	XXX	$XXX
456989077	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	NJ	9/XX/2009	Refinance	Primary	XXX	$XXX
456989078	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	MT	4/XX/2007	Refinance	Primary	XXX	$XXX
456989058	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7549) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2016)
COMMENT: 2020/XX/29: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Waiver.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7549)
COMMENT: 2020/XX/29: Cure for various 0% tolerance violations of $XXX was not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2020/XX/29: Cure for various 0% tolerance violations of $XXX was not provided.
											B	Yes	No		TX	8/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989064	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588)
COMMENT: 2020/XX/29: No tolerance cure or Change of Circumstance was provided.
											B	Yes	No		TX	7/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989067	XXX	XXX	XXX	3	3
*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: Account Statements - Personal not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2011 - EV1

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2011 - EV1

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/19: Two most recent months bank statements or a VOD covering the most recent two month period as required by FNMA guidelines are missing.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/19: All other conditions were not met.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/19: A YTD Paystub, two years most recent W2's or a WVOE to support Commission income are missing.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/19: A YTD Paystub, two years most recent W2's or a WVOE to support Commission income are missing.

*** (CLEARED) Missing Document: Account Statements - Personal not provided
COMMENT: 2022/XX/19: Two most recent months bank statements or a VOD covering the most recent two month period as required by FNMA guidelines are missing.
								1
*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Commission Justification: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXX XXX/Commission) - EV1

*** (CLEARED) Commission Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years. (XXX XXX/Commission) - EV1

*** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Commission: Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. (XXX XXX/Commission) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Checking) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Commission: Ability to Repay (Dodd-Frank 2014):  Unable to verify Commission income due to, missing  W-2, Paystub, or WVOE. (XXX XXX/Commission) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2016 which is 5 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11167215) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167215) - EV1

*** (CLEARED) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2017) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/19: Last Date Rate Set and Initial Rate Lock Date not provided.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but an Approval, AUS, or 1008, Income, asset and credit verification documentation is missing resulting in a Due Diligence Loan Designation of ATR Fail.

*** (CLEARED) Commission Justification: Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXX XXX/Commission)
COMMENT: 2022/XX/19: All income documentation is missing and the the loan is waterfalling to ATR/QM standard requirements.

*** (CLEARED) Commission Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years. (XXX XXX/Commission)
COMMENT: 2022/XX/19: All income documentation is missing and the the loan is waterfalling to ATR/QM standard requirements.

*** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/19: Right to receive a copy of the Appraisal Disclosure not evident in file.

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/19: FACTA Credit Score Disclosure not provided.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Employment - Commission: Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. (XXX XXX/Commission)
COMMENT: 2022/XX/19: All income documentation is missing and the the loan is waterfalling to ATR/QM standard requirements.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Checking)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Commission: Ability to Repay (Dodd-Frank 2014):  Unable to verify Commission income due to, missing  W-2, Paystub, or WVOE. (XXX XXX/Commission)
COMMENT: 2022/XX/19: All income documentation is missing and the the loan is waterfalling to ATR/QM standard requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2016 which is 5 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/19: Evidence of application date not present in file.

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/19: Compliance with NMLSR timing requirements not determined due to missing evidence of initial loan application date.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11167215)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167215)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/19: List of Homeownership Counseling Organizations not provided to borrower.

*** (CLEARED) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/19: Right to receive a copy of the Appraisal Disclosure not evident in file.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/19: Loan Estimate not provided within loan images to evidence delivery to the Borrower.

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2017)
COMMENT: 2022/XX/19: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/19: An Approval, AUS or 1008, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.
											A	Yes	No		VA	3/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989059	XXX	XXX	XXX	3	3
*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2022/XX/22: The final 1003 identifies the borrower as a permanent resident alien however, verification of citizenship is missing from the loan file.

*** (CLEARED) AUS Findings: Representative FICO score discrepancy.
COMMENT: 2022/XX/20: The Final CD indicates a charge for credit report and the 1008 reflects the borrowers credit score as 663 however, the Credit report is missing from the loan file.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/19: File is missing final AUS; final 1008 showing AUS approved was used for review.

*** (CLEARED) Final Title Policy is missing. No evidence of title in file.
COMMENT: 2022/XX/19: The Title commitment and the Final Title Policy are missing from the loan file.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/19: The 4506-T received in file has not been signed by the borrower as required by guidelines. The income documents for the Borrower including 2 years of tax returnss with all schedules and Business verification have not been received in the file.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/20: Required income documentation to calculate and support the borrower’s monthly income were not provided in file. File is missing Income documents such as VOE, 4506, paystubs, etc. all missing from the loan file.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2022/XX/20: File is missing final AUS; final 1008 showing AUS approved was used for review.

*** (CLEARED) Missing Document: Credit Report not provided
COMMENT: 2022/XX/20: Closing documents indicate a charge for a credit report however, the credit report has not been received in the loan file.

*** (CLEARED) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/20: The Fraud report is required and is missing from the loan file.
								2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2017 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11167678) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167678) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV1

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
COMMENT: 2022/XX/19: Evidence of the borrower's receipt of the Homeownership Counseling disclosure within 3 days of the application date is missing.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/19: Final lender credit of -0-, is less than the previously disclosed amount of -$XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/19: Discount Points were last disclosed as $XXX on LE but as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Loan was AUS approved but is missing Income, Assets & Credit verification documents and is waterfalling to a Due Diligence Loan Designation of ATR Fail.

*** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/19: The right to receive a copy of the appraisal is missing from the loan file.

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/19: The Final CD indicates a charge to the borrower for the credit report however, the credit report is missing from the loan file.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/19: The Final CD indicates a charge to the borrower for the credit report however, the credit report is missing from the loan file.

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: The Borrowers income document including 2 years tax returns with all schedules and business verification documentation have not been received in the file to support the income calculation.

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2017 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
COMMENT: 2022/XX/19: The Initial loan application to determine the borrowers application date is missing from the loan file.

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/19: We are Unable to confirm compliance with NMLS testing due to missing the Initial 1003 in the loan file to determine borrowers application date.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: The Borrowers income document including 2 years tax returns with all schedules and business verification documentation have not been received in the file to support the income calculation.

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2022/XX/19: The Right to Rescind is missing from the loan file.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/19: Due to missing income and credit documentation, unable to accurately verify the DTI.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11167678)
COMMENT: 2022/XX/19: The Borrowers income document including 2 years tax returns with all schedules have not been received in the file to support the income calculation.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167678)
COMMENT: 2022/XX/19: The Final CD indicates a charge to the borrower for the credit report however, the credit report is missing from the loan file.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/19: The List of Home Ownership counseling organizations and proof of delivery to the borrower are missing from the loan file.

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: The Borrowers income document including 2 years tax returns with all schedules and business verification documentation have not been received in the file to support the income calculation.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/19: The Loan Estimate is missing from the loan file.

*** (CLEARED) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
COMMENT: 2022/XX/19: The earliest CD received in the loan file has a preparation date of 10/XX/17 which is past the closing date of the loan.

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/20: 10% tolerance was exceeded by $XXX.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		CA	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989060	XXX	XXX	XXX	2	2	*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2024/XX/17: The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster. Disaster end date was XX/XX/XXXX. Provide a post-disaster inspection report showing no damage to the property.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2024/XX/18: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three business days of application or determination of first lien status.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
COMMENT: 2024/XX/18: 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
COMMENT: 2024/XX/18: 10% tolerance violation without  evidence of sufficient cure provided.
											B	Yes	Yes	Final HUD1	FL	12/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987690	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	12/XX/2007	Purchase	Primary	XXX	$XXX
456988746	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	AZ	5/XX/2007	Refinance	Primary	XXX	$XXX
456988740	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	VA	10/XX/2007	Refinance	Primary	XXX	$XXX
456988741	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
456988750	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CT	10/XX/2005	Purchase	Primary	XXX	$XXX
456988719	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	MO	9/XX/2005	Purchase	Primary	XXX	$XXX
456988728	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	OK	10/XX/2001	Refinance	Primary	XXX	$XXX
456988718	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2007	Purchase	Primary	XXX	$XXX
456988737	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
456988743	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	1/XX/2006	Refinance	Primary	XXX	$XXX
456988736	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2008	Refinance	Primary	XXX	$XXX
456988734	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	NY	9/XX/2006	Purchase	Primary	XXX	$XXX
456988745	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	FL	6/XX/2008	Refinance	Primary	XXX	$XXX
456988735	XXX	XXX	XXX	2				2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MA	11/XX/2007	Refinance	Primary	XXX	$XXX
456988725	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/02: TIL Itemization did not disclose the subordination recording fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	IL	12/XX/2012	Refinance	Primary	XXX	$XXX
456988729	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	MD	5/XX/2005	Refinance	Primary	XXX	$XXX
456989063	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	MA	1/XX/2007	Refinance	Primary	XXX	$XXX
456988727	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
456988751	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2008	Refinance	Primary	XXX	$XXX
456989070	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	11/XX/2003	UTD	UTD	XXX	$XXX
456989071	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing all loan applications. - EV3	*** (OPEN) Missing Document: Missing all loan applications. COMMENT: 2015/XX/24: Used initial disclosure date of 8/XX/2005 for initial application date.	1			A	Yes	Yes	Final HUD1	MS	9/XX/2005	Refinance	Primary	XXX	$XXX
456989072	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	10/XX/1995	Refinance	UTD	XXX	$XXX
456989068	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/18: TIL itemization did not disclose a settlement/closing fee fee of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	IN	1/XX/2002	Purchase	Primary	XXX	$XXX
456989069	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	MA	6/XX/2012	Purchase	Primary	XXX	$XXX
456989066	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/19: Appraisal not provided.	2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	1/XX/2008	Refinance	Primary	XXX	$XXX
456989061	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	GA	8/XX/2011	Purchase	Primary	XXX	$XXX
456989073	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	AL	10/XX/2013	Refinance	Primary	XXX	$XXX
456989057	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CT	6/XX/2007	Purchase	Primary	XXX	$XXX
456989065	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	MO	7/XX/2010	Refinance	Primary	XXX	$XXX
456989062	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing an index value of 4.997% per the Approval, however the lowest index value available in the lookback period is 5.15333%.
											B	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
456989074	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
456989075	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	Yes	Yes	Final HUD1	IL	12/XX/2007	Purchase	Primary	XXX	$XXX
456987648	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	3/XX/1994	Construction-Permanent	Primary	XXX	$XXX
456989028	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/09: The loan file is missing the mortgage insurance certificate, required by the AUS approval.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2445785) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2445786) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/09: The loan is missing mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2445785)
COMMENT: 2024/XX/09: Unable to determine the MI payment due to the missing mortgage insurance certificate.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2445786)
COMMENT: 2024/XX/09: Unable to determine the MI payment due to the missing mortgage insurance certificate.
											C	Yes	No		NJ	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988794	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)
COMMENT: 2022/XX/08: Verification appraisal was delivered to borrower was not provided.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
COMMENT: 2022/XX/08: The Zero Percent Tolerance cure exceeded by the Tranfer Tax fee was provided on the Borrower's final signed and dated Closing Disclosure
											B	Yes	No		WA	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988787	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/09: The loan is missing the MI cert and as such the loans is waterfalling through QM testing	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11549882) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/09: The loan is missing the MI cert and as such the loans is waterfalling through QM testing

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11549882)
COMMENT: 2022/XX/09: The loan is missing the MI cert and as such the loans is waterfalling through QM testing

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
COMMENT: 2022/XX/31: Variance diue to missing mortgage insurance certificate. Unable to verify mortgage insurance payment amount.
											C	Yes	Yes	Final HUD1	AR	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456987637	XXX	XXX	XXX	3	3	*** (OPEN) Subject property has environmental problems noted by appraiser or visible in the photos: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2017 - EV3	*** (OPEN) Subject property has environmental problems noted by appraiser or visible in the photos: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2017 COMMENT: 2020/XX/20: Please provide 442 - Certificate of Completion Report that shows all repairs were made to the subject property to correct known Environmental Problems stated on the Appraisal. The appraiser notes on "Certifications and Additional Comments" page 7 of appraisal, the Non-existence of a double strapped water heater and carbon monoxide detectors, as required by code.	1			A	No	No		WA	4/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
456989022	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/20: No valid change of circumstance provided for Fee Tolerance of 10% exceeding allowable threshold.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
COMMENT: 2022/XX/20: No valid change of circumstance provided for Title-Recording Service Fee

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/20: No valid change of circumstance provided for Loan Discount Points Fee

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/09: Loan designation of Temporary SHQM is valid based on AUS approval and verified income and asset documents in file.
											B	Yes	No		CA	5/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988781	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2012	Purchase	Primary	XXX	$XXX
456989026	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			A	Yes	No		CA	12/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989000	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	No	Yes	Final HUD1	AR	10/XX/2011	Purchase	Primary	XXX	$XXX
456989035	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2018)
COMMENT: 2023/XX/06: Seller fees not listed on page 2 of final CD: Seller CD not provided in file.
											B	Yes	No		MI	10/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989020	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/13: Mortgage insurance was not provided.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/13: The loan was aus approved however the MI cert is missing, resulting in a loan designation discrepancy.

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
COMMENT: 2023/XX/23: The loan was aus approved however the MI cert is missing and the loan is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2023/XX/13: The loan was aus approved however the MI cert is missing and the loan is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2023/XX/13: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
COMMENT: 2023/XX/13: Mortgage insurance was not provided.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2023/XX/13: Initial application was not dated and signed. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2023/XX/13: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											C	Yes	Yes	Final HUD1	NY	3/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456989036	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/12/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/12/XX/2018)
COMMENT: 2023/XX/10: The first page of the final Closing Disclosure indicates the monthly escrow payment is $XXX, however the monthly escrow payment on the fourth page is $XXX.
											B	Yes	No		TX	12/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989037	XXX	XXX	XXX	2	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2019 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2024/XX/16: The Initial Loan Application is missing.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2019 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2024/XX/16: Closing Disclosure provided on or after 01/XX/2019 was not signed and dated by Borrower.
											B	Yes	No		GA	1/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988788	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/21: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	No	Yes	Final HUD1	MI	12/XX/2000	Purchase	Primary	XXX	$XXX
456987636	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MD	5/XX/2009	Refinance	Primary	XXX	$XXX
456989040	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/17: Hazard Insurance Coverage Amount is insufficient by $XXX.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2019) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/11/XX/2019) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2019)
COMMENT: 2024/XX/26: Evidence of appraisal receipt not provided.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/11/XX/2019)
COMMENT: 2024/XX/17: Incomplete CD provided on 11/XX/2019 does not disclose an Issue Date and sections of pages 1, 4 and 5 are blank and or incomplete.
											B	Yes	No		CO	11/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988999	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
											B	No	Yes	Final HUD1	FL	7/XX/2011	Purchase	Primary	XXX	$XXX
456988994	XXX	XXX	XXX	2		*** (OPEN) The Note has not been signed by the borrower(s). - EV3		2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
456989029	XXX	XXX	XXX	2	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/20: Lender Credits decreased from -$XXX to -$XXX, a difference of $XXX , without a valid Changed Circumstance form. No cure was provided.
											B	Yes	No		GA	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989007	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2012	Refinance	Primary	XXX	$XXX
456989038	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2019 are underdisclosed. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2019 are underdisclosed. (Final/02/XX/2019)
COMMENT: 2024/XX/19: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019)
COMMENT: 2024/XX/19: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/02/XX/2019)
COMMENT: 2024/XX/19: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
											B	Yes	No		CA	2/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989021	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/13: Loan file is missing an AUS approval print out to determine if all conditions were met. *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2024/XX/18: The 1008 indicates an AUS; however, the AUS is missing from the loan file. The FNMA guidelines minimum credit score is 680 on a cash out refinance, with an LTV ratio less than 75% for a primary residence and requires 2 months reserves. The qualifying credit score is 678.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/13: Loan was approved with an Originator Loan Designation of Temp SHQM, but the file is missing a loan approval to determine if all conditions were met, causing the loan to waterfall through the QM testing, resulting in a loan designation discrepancy.
											C	Yes	No		PA	11/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456989013	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2013 - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	No	Yes	Final HUD1	WA	4/XX/2013	Purchase	Primary	XXX	$XXX
456989017	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/24: The loan is missing the AUS.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/24: The loan is missing the AUS, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2024/XX/24: The loan is missing the AUS, causing the loan to waterfall through the QM Testing.
											C	Yes	Yes	Final HUD1	NY	4/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456989014	XXX	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	NJ	6/XX/2013	Refinance	Primary	XXX	$XXX
456989030	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1
*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
											A	No	No		NY	3/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
456989031	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/26: Current coverage shortage reflects a shortage of $XXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/26: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
COMMENT: 2024/XX/26: Verification appraisal was delivered to borrower was not provided.
											C	Yes	No		FL	4/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988998	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2011 - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NC	3/XX/2011	Refinance	Primary	XXX	$XXX
456989033	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2024/XX/26: Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
											B	Yes	No		AZ	7/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989015	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) HUD Error: An escrow account is disclosed on page 3 of the HUD and escrow types were not identified. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2013	Purchase	Primary	XXX	$XXX
456989019	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	Yes	Yes	Final HUD1	NJ	3/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989032	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2024/XX/28: The final 1003 reflects a misc. charge for the borrower's primary residence of $XXX. The fee was not included in the DTI on the final AUS. The addition of this fee resulted in a DTI of 45.489%.	2
*** (OPEN) Closing Disclosure Missing Issue Date Non-Material: Closing Disclosure with an estimated issue date of 06/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date. EV2 informational finding to indicate which document was used to source fees for any applicable testing.  Closing Disclosure dated 06/XX/2018 used to source fees for testing. (Initial/06/XX/2018) - EV2

*** (OPEN) Closing Disclosure Missing Issue Date Non-Material: Closing Disclosure with an estimated issue date of 06/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date. EV2 informational finding to indicate which document was used to source fees for any applicable testing.  Closing Disclosure dated 06/XX/2018 used to source fees for testing. (Interim/06/XX/2018) - EV2
											B	No	No		NJ	6/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
456989018	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. COMMENT: 2024/XX/26: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX. *** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/26: AUS not provided. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2024/XX/26: Available for Closing is insufficient to cover Cash From Borrower.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2014) - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/26: The loan is missing mortgage insurance certificate and the AUS approval, causing the loan to waterfall through the QM Testing.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2014)
COMMENT: 2024/XX/26: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and there no proof was submitted that the appraisal was provided at or before closing.

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
COMMENT: 2024/XX/26: Initial payment on Final HUD-1 does not match actual payment on loan.
											C	Yes	Yes	Final HUD1	GA	12/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456989005	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: TIL Itemization does not include Settlement/closing fee $XXX Release Tracking $XXX and Payoff debt $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	VA	2/XX/2012	Refinance	Primary	XXX	$XXX
456988997	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2010	Refinance	Primary	XXX	$XXX
456989039	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/26: DU was incorrectly submitted with debts omitted versus debts paid at or before closing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/26: Loan was incorrectly submitted to DU with debts omitted versus paid at or prior to closing causing the loan to waterfall through QM testing.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2024/XX/26: Missing initial application to determine application date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2019)
COMMENT: 2024/XX/25: No evidence of borrower receipt of initial Closing Disclosure, using the mail rule the receipt date is 5/XX/2019 and not 3 business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/25: Transfer Tax Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, no evidence of cure.
											C	Yes	No		AL	5/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456988995	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2009	Refinance	Primary	XXX	$XXX
456989010	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
											B	No	Yes	Final HUD1	NC	9/XX/2012	Refinance	Investment	XXX	$XXX
456989002	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2011	Refinance	Primary	XXX	$XXX
456989011	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MI	12/XX/2012	Refinance	Primary	XXX	$XXX
456989012	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2013	Purchase	Primary	XXX	$XXX
456989004	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2011 - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2011	Refinance	Primary	XXX	$XXX
456989003	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2011 used as disbursement date for compliance testing. - EV2
											D	No	Yes	HUD1, not signed or stamped	NY	12/XX/2011	Purchase	Investment	XXX	$XXX
456989009	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2012	Refinance	Primary	XXX	$XXX
456989024	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/10/XX/2016) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/10/XX/2016)
COMMENT: 2024/XX/14: Closing Disclosure estimated to be provided on 10/XX/2016 did not disclose the actual Date Issued.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/14: Lender Credits was disclosed on initial Loan estimate as -$XXX but disclosed but final Closing Disclosure -$XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016)
COMMENT: 2024/XX/14: Revised Loan Estimate was received on or after the Closing Disclosure.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2016)
COMMENT: 2024/XX/14: Revised Loan Estimate was received on or after the Closing Disclosure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2024/XX/14: Fee Amount of $XXX exceeds tolerance of $XXX.  No cure was provided to the borrower at closing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2024/XX/14: Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower at closing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
COMMENT: 2024/XX/14: Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower at closing
											B	Yes	No		NC	11/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989008	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/07: TIl itemization did not disclose Flood certification (Life of Loan) $XXX Settlement/Closing/Escrow fee $XXX and Tax service fee (Life of loan) $XXX as prepaid finance charge
											B	No	Yes	Final HUD1	NC	6/XX/2012	Purchase	Primary	XXX	$XXX
456989025	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2016) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2016)
COMMENT: 2024/XX/24: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: Primary/10/XX/2016)
											B	No	No		CA	11/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
456989016	XXX	XXX	XXX	2				2
*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NC	10/XX/2013	Purchase	Primary	XXX	$XXX
456988996	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2009	Refinance	Primary	XXX	$XXX
456989034	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/24: Loan file is missing appraisal which is required by the AUS approval.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) Closing Disclosure Missing Issue Date Material: Closing Disclosure with an estimated issue date of 07/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date.  Any applicable Federal, State or Local compliance testing may be unreliable.  Closing Disclosure dated 08/XX/2018 used to source fees for testing. (Interim/07/XX/2018) - EV3

*** (OPEN) Closing Disclosure Missing Issue Date Material: Closing Disclosure with an estimated issue date of 07/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date.  Any applicable Federal, State or Local compliance testing may be unreliable.  Closing Disclosure dated 08/XX/2018 used to source fees for testing. (Initial/07/XX/2018) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2018 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/07/XX/2018) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2018 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/07/XX/2018) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 07/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/24: The loan file is missing the appraisal required by the AUS approval causing the loan to waterfall through the QM testing, resulting in a Loan Designation discrepancy.

*** (OPEN) Closing Disclosure Missing Issue Date Material: Closing Disclosure with an estimated issue date of 07/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date.  Any applicable Federal, State or Local compliance testing may be unreliable.  Closing Disclosure dated 08/XX/2018 used to source fees for testing. (Interim/07/XX/2018)
COMMENT: 2024/XX/24: Closing Disclosure with an estimated issue date of 07/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date.  Any applicable Federal, State or Local compliance testing may be unreliable.  Closing Disclosure dated 08/XX/2018 used to source fees for testing.

*** (OPEN) Closing Disclosure Missing Issue Date Material: Closing Disclosure with an estimated issue date of 07/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date.  Any applicable Federal, State or Local compliance testing may be unreliable.  Closing Disclosure dated 08/XX/2018 used to source fees for testing. (Initial/07/XX/2018)
COMMENT: 2024/XX/24: Closing Disclosure with an estimated issue date of 07/XX/2018 did not disclose an issue date.  Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date.  Any applicable Federal, State or Local compliance testing may be unreliable.  Closing Disclosure dated 08/XX/2018 used to source fees for testing.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2018 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/07/XX/2018)
COMMENT: 2024/XX/24: Closing Disclosure estimated to be provided on 07/XX/2018 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2018 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/07/XX/2018)
COMMENT: 2024/XX/24: Closing Disclosure estimated to be provided on 07/XX/2018 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.
											C	Yes	No		PA	7/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456989001	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MD	10/XX/2011	Refinance	Primary	XXX	$XXX
456989006	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	No	Yes	Final HUD1	VA	4/XX/2012	Purchase	Primary	XXX	$XXX
456989023	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/20: The 1008 indicates an AUS with no decision system marked for LP or DU and the AUS is missing from the loan file. *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX COMMENT: 2024/XX/20: 2 Months Bank statement required.	3
*** (OPEN) Appendix Q Liabilities – Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2024/XX/20: The file is missing the asset documents and missing the AUS, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2024/XX/20: The file is missing the asset documents and missing the AUS, causing the loan to waterfall through the QM Testing

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/20: Lender Credit was decreased on Loan Estimate and again on Closing Disclosure issued 06/XX/2016.  There was a Change of Circumstance for increased appraisal fee that was not valid for this fee or No valid change of circumstance.
											C	Yes	No		NY	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456989027	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2024/XX/28: Using the coverage listed on the insurance binder, the coverage shortage is $XXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 05/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/05/XX/2017) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 05/XX/2017 contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/24: AUS reflects Approve/Ineligible, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (OPEN) RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
COMMENT: 2024/XX/24: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 05/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/05/XX/2017)
COMMENT: 2024/XX/24: Closing Disclosure estimated to be provided on 05/XX/2017 did not disclose the actual Date Issued as this is incomplete Closing disclosure

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2024/XX/24: Zero Percent Tolerance exceeded for Lender Credits. Fee was last disclosed as $ -$XXX.  on LE but disclosed as -$XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											C	Yes	No		VA	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456989179	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2001 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	TX	6/XX/2001	Purchase	Primary	XXX	$XXX
456989180	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2005	Purchase	Primary	XXX	$XXX
456989181	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	OH	5/XX/2006	UTD	UTD	XXX	$XXX
456989182	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989183	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	8/XX/2007	Purchase	Primary	XXX	$XXX
456989184	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
											B	Yes	Yes	Final HUD1	UT	1/XX/2007	Refinance	Primary	XXX	$XXX
456989185	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	WA	2/XX/2001	UTD	UTD	XXX	$XXX
456989186	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	NC	8/XX/2004	Refinance	Primary	XXX	$XXX
456989187	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
											B	Yes	Yes	Final HUD1	TX	2/XX/2004	Purchase	UTD	XXX	$XXX
456989188	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2003	Refinance	UTD	XXX	$XXX
456989189	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
											B	No	Yes	Final HUD1	NY	9/XX/2003	Purchase	UTD	XXX	$XXX
456989190	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Subject to Rescission: Loan is subject to Rescission. - EV1
											B	Yes	Yes	Final HUD1	NC	10/XX/2003	Purchase	UTD	XXX	$XXX
456989191	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2004	Purchase	UTD	XXX	$XXX
456989192	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
											B	No	Yes	Final HUD1	NJ	6/XX/1995	Purchase	Primary	XXX	$XXX
456989193	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2001	Purchase	Primary	XXX	$XXX
456989194	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	9/XX/2008	Refinance	Primary	XXX	$XXX
456989195	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	WI	5/XX/2004	Purchase	Primary	XXX	$XXX
456989196	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
											B	Yes	Yes	Final HUD1	PA	4/XX/2010	Refinance	Primary	XXX	$XXX
456989197	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
											D	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456989198	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	GA	4/XX/2007	Purchase	Primary	XXX	$XXX
456989199	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	7/XX/2005	Refinance	Primary	XXX	$XXX
456989200	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/17: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	No	Yes	Final HUD1	FL	2/XX/2007	Purchase	Second Home	XXX	$XXX
456989201	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	WA	3/XX/2007	Refinance	Primary	XXX	$XXX
456989202	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	No	Yes	Final HUD1	PA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989203	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	Title Co. Closing Statement	NV	4/XX/2003	Refinance	Primary	XXX	$XXX
456989204	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/17: Lender used index value of 3.14% and the only index value available to select id 3.24%. Also, unable to determine any other reason for under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	AZ	1/XX/2006	Purchase	Primary	XXX	$XXX
456989205	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/18: Under-disclosure due to lender utilizing an index value of 2.78% per approval, however the lowest index value available in the lookback period is 2.89%
											B	Yes	Yes	Final HUD1	AZ	9/XX/2005	Refinance	Primary	XXX	$XXX
456989206	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2002	Purchase	Primary	XXX	$XXX
456989207	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/18: Approval document indicate the Index used was 3.36%. The closest Index available in our look-back period is 3.46%.
											B	Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
456989208	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/18: Under-disclosure due to lender utilizing an index value of 1.693% per approval, however the lowest index value available in the lookback period is 1.83583%
											D	Yes	Yes	HUD1, not signed or stamped	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
456989209	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/19: Under-disclosure due to lender utilizing an index value of 4.92% per approval, however the lowest index value available in the lookback period is 4.94%.
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
456989210	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/18: Approval indicate the Index used was 2.97%. The closest Index available in our look-back period is 3.06%
											B	Yes	Yes	Final HUD1	CA	11/XX/2005	Refinance	Primary	XXX	$XXX
456989211	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/19: Approval indicate the index used was 5.153%. The Closest index available in our look-back period is 5.21667%
											B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
456989212	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	MS	2/XX/2008	Purchase	UTD	XXX	$XXX
456989213	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	GA	4/XX/2003	Refinance	UTD	XXX	$XXX
456989214	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	7/XX/2002	UTD	UTD	XXX	$XXX
456989047	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	IN	9/XX/1998	Purchase	Primary	XXX	$XXX
456989215	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/06: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and an origination credit report.
											D		No
456989127	XXX	XXX	XXX	2	1	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
COMMENT: 2024/XX/08: Final Good Faith Estimate reflects the loan will have an escrow account however the final HUD-1 reflects no escrow account.
											B	Yes	Yes	Final HUD1	NJ	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989128	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) No evidence of fraud report in file.: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2024/XX/08: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX *** (OPEN) No evidence of fraud report in file.: Credit Report: Original // Borrower: XXX COMMENT: 2024/XX/08: The Note date is on/before 10/XX/2022. No Fraud report required	2
*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	Yes	Yes	Final HUD1	NC	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989129	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			A	Yes	Yes	Final HUD1	CA	12/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989130	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2024/XX/07: Missing the mortgage insurance certificate.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/07: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM due to missing the mortgage insurance certificate.
											C	Yes	Yes	Final HUD1	NY	4/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456989131	XXX	XXX	XXX	2	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2015, prior to three (3) business days from transaction date of 6/XX/2015 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	MD	6/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989133	XXX	XXX	XXX	1	1			1			A	Yes	Yes	Final HUD1	WA	8/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989135	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/08/XX/2016) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 08/XX/2016 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)
COMMENT: 2024/XX/14: Missing evidence that the borrower received a copy of the appraisal at least three business days prior to closing.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/08/XX/2016)
COMMENT: 2024/XX/14: Closing Disclosure estimated to be provided on 08/XX/2016 did not disclose the actual Date Issued.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2016)
COMMENT: 2024/XX/14: Closing Disclosure estimated to be provided on 08/XX/2016 did not disclose the actual Date Issued.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)
COMMENT: 2024/XX/14: Closing Disclosures marked Preliminary are missing the date issued. The Closing Disclosure issued 8/XX/2016 was not provided at least three business days prior to closing.
											B	Yes	No		GA	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989147	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/07: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.
											B	Yes	No		MD	7/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989148	XXX	XXX	XXX	3	3	*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX COMMENT: 2024/XX/21: Red flags shown on the fraud report have not been cleared.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2017). (Final/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2017). (Final/08/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)
COMMENT: 2024/XX/16: Verification final Appraisal report was delivered to borrower at least 3 business days  prior to closing was not provided.

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2017). (Final/08/XX/2017)
COMMENT: 2024/XX/16: Amount financed is disclosed as $XXX but the calculated amount financed is $XXX. Variance of $XXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2017). (Final/08/XX/2017)
COMMENT: 2024/XX/16: Finance charge was disclosed as $XXX but the calculated finance charge is $XXX4.17. Variance of $XXX.
											B	Yes	No		SC	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989150	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
COMMENT: 2024/XX/09: Evidence of Borrower receipt of the appraisal with report date 11/XX/2017 was not provided..

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2024/XX/09: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. No cure was provided to the borrower.
											B	Yes	No		FL	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989152	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, MO, Address: XXX, MO, Address: XXX, MO - EV3 *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2024/XX/29: DU incorrectly submitted with only 3 financed properties, per the final loan application the Borrower has 4 financed properties.  DU required 12 month histories for mortgages not reported on the credit report, no histories were provided.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2024/XX/21: File did not contain an estimated cost to replace from insurer.  Calculations are based on 80% of the insurable value of the improvements (from appraiser cost provided or if no appraiser cost the purchase price) using agency calculation methods.  Coverage is insufficient by $XXX.
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)
COMMENT: 2024/XX/29: No evidence was provided that the Borrower was provided a copy of the appraisal 3 business days prior to closing.
											B	No	No		MO	12/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
456989151	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/12/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2017 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/12/XX/2017)
COMMENT: 2024/XX/09: Closing Disclosure estimated to be provided on 12/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)
COMMENT: 2024/XX/09: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
											B	Yes	No		MS	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989154	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			A	Yes	No		FL	6/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989155	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			A	Yes	No		TX	5/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989156	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/1998 - EV3	*** (OPEN) Income documentation requirements not met. COMMENT: 2024/XX/26: Verbal verification of employment within 10 business days of Note is missing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019) - EV2

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 07/XX/2019). (Final/07/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019). (Final/07/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2024/XX/26: The file is missing the required verbal verification of employment verification, causing the loan to waterfall through the QM Testing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019)
COMMENT: 2024/XX/20: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 07/XX/2019). (Final/07/XX/2019)
COMMENT: 2024/XX/20: Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 07/XX/2019).

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019). (Final/07/XX/2019)
COMMENT: 2024/XX/20: Loan Calculations: Final Closing Disclosure provided on 07/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019).

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/20: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											C	Yes	No		MD	7/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456989157	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)
COMMENT: 2024/XX/23: Appraisal report dated 10/XX/2019 missing evidence of receipt.
											B	Yes	No		NY	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989158	XXX	XXX	XXX	1	1			1			A	Yes	No		WI	4/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989159	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2020 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2020) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2020 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2020)
COMMENT: 2024/XX/12: Incomplete CD provided 4/XX/2020.  Date Issue is not disclosed.  Sections of pages 1, 3, 4 and 5 are blank/incomplete.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2020)
COMMENT: 2024/XX/12: Initial CD provided 4/XX/2020 missing evidence of receipt. Presumed 4/XX/2020 delivery date would not have been at least 3 business days prior to consummation on 4/XX/2020.  CD provided 4/XX/2020 is incomplete.  Date Issue is not disclosed.  Sections of pages 1, 3, 4 and 5 are blank/incomplete.
											B	Yes	No		TX	4/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989160	XXX	XXX	XXX	1	1			1			A	Yes	No		MS	9/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989161	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/09: Zero percent tolerance exceeded for Transfer Tax . Fee was last disclosed as $XXX  on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor a cure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2024/XX/09: Zero percent tolerance exceeded for Loan Origination Fee.  Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor a cure was provided.
											B	Yes	No		NY	12/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989162	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 06/XX/2021). (Final/05/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2021). (Final/05/XX/2021) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
COMMENT: 2024/XX/07: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 06/XX/2021). (Final/05/XX/2021)
COMMENT: 2024/XX/07: Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 06/XX/2021). (Final/05/XX/2021)

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2021). (Final/05/XX/2021)
COMMENT: 2024/XX/07: Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2021). (Final/05/XX/2021)

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2021)
COMMENT: 2024/XX/07: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2021)

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2024/XX/07: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
											B	Yes	No		NY	5/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989163	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2024/XX/08: Same lender refinance, H-8 form was used, the H-9 form should have been used
											B	Yes	No		CA	6/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989145	XXX	XXX	XXX	2	1			2
*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (CANCELLED) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV1

*** (CANCELLED) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV1
											B	Yes	Yes	Final HUD1	NY	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988353	XXX	XXX	XXX	2	1			2	*** (OPEN) RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
COMMENT: 2021/XX/25: HUD-1 , PAGE 3 reflects borrower does not have an escrow account, however loan documents in file reflect taxes and insurance were escrowed.
											B	Yes	Yes	Final HUD1	PA	2/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989132	XXX	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
											B	Yes	Yes	Final HUD1	SC	8/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989125	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											D	No	Yes	HUD1, not signed or stamped	AZ	9/XX/2013	Purchase	Primary	XXX	$XXX
456989124	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	OH	8/XX/2013	Refinance	Primary	XXX	$XXX
456989144	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	No	Yes	Final HUD1	OK	7/XX/2013	Purchase	Primary	XXX	$XXX
456988795	XXX	XXX	XXX	2	1			2
*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	No		NM	2/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988792	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2017)
COMMENT: 2023/XX/25: Evidence of earlier borrower receipt was not found in file.
											B	Yes	No		WI	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988791	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, MA - EV3		1			A	No	No		MA	6/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
456988790	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, OK - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, OK - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017) - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017)
COMMENT: 2023/XX/03: There is no evidence in the loan file that the borrower received a copy of the valuation at least 3 business days prior to closing.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2017)
COMMENT: 2023/XX/03: The Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
COMMENT: 2023/XX/03: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
											B	Yes	No		OK	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989134	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2023/XX/27: Initial Loan application is not in file. Unable to determine if delivery requirements were met.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2023/XX/27: Initial Loan application is not in file
											B	Yes	Yes	Final HUD1	FL	10/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988793	XXX	XXX	XXX	1	1			1			A	Yes	No		TX	3/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989121	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NC	9/XX/2012	Refinance	Primary	XXX	$XXX
456989120	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	9/XX/2012	Refinance	Primary	XXX	$XXX
456989122	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CT	9/XX/2012	Purchase	Primary	XXX	$XXX
456989149	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
COMMENT: 2023/XX/18: Acknowledgement of receipt of appraisal with 3 business days prior to closing is missing in file.
											B	Yes	No		WA	9/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989119	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2012 - EV3		1			A	Yes	Yes	Final HUD1	CT	6/XX/2012	Refinance	Primary	XXX	$XXX
456989164	XXX	XXX	XXX	2	1			2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/21: Loan Discount Points Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower and there is no valid Change of Circumstance located in the file.
											B	Yes	No		IL	8/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989117	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	CT	6/XX/2012	Refinance	Primary	XXX	$XXX
456989118	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2012	Refinance	Primary	XXX	$XXX
456989116	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	OK	3/XX/2012	Refinance	Primary	XXX	$XXX
456989115	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2012	Refinance	Primary	XXX	$XXX
456989165	XXX	XXX	XXX	2	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/12: Documentation verifying the actual communication with the borrower requesting the increase in the mortgage amount was not found in order to support the increase in the discount points on the Closing Disclosure dated 12/XX/21.  A tolerance cure is required in the amount of $XXX for this zero percent tolerance fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
COMMENT: 2023/XX/07: Documentation verifying the actual communication with the borrower requesting the increase in the mortgage amount was not found in order to support the increase in the Title - Lender's Title Insurance on the Closing Disclosure dated 12/XX/21.  A tolerance cure is required in the amount of $XXX for this zero percent tolerance fee.
											B	Yes	No		UT	12/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989112	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2011	Purchase	Primary	XXX	$XXX
456989146	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2016) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7200) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2016)
COMMENT: 2024/XX/18: Missing evidence that borrower received a copy of the appraisal at or before closing.
											B	Yes	No		NY	8/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989153	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/01/XX/2018) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2018)
COMMENT: 2024/XX/19: Appraisal Acknowledgement provided does not indicate if borrower received it within 3 business days prior to closing date.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/01/XX/2018)
COMMENT: 2024/XX/18: Property tax is included in Initial Escrow Disclosure Statement. Final CD indicated property taxes on prepaids line F but not indicated on Initial Escrow Payment line G.

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2024/XX/18: TILA-RESPA Integrated Disclosure. Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/18: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower.
											B	Yes	No		NV	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989110	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	No	Yes	Final HUD1	LA	12/XX/2010	Refinance	Investment	XXX	$XXX
456989109	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NC	12/XX/2010	Refinance	Primary	XXX	$XXX
456989142	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	HI	10/XX/2010	UTD	UTD	XXX	$XXX
456989108	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/10: Unable to verified finance charge variance due to missing itemization of amount financed
											B	Yes	Yes	Final HUD1	PA	11/XX/2009	Refinance	Primary	XXX	$XXX
456989141	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
456989104	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	TN	2/XX/2008	Refinance	Primary	XXX	$XXX
456989102	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	IN	10/XX/2007	Refinance	Primary	XXX	$XXX
456989101	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AL	8/XX/2007	Refinance	Primary	XXX	$XXX
456989098	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	TN	10/XX/2006	Purchase	Primary	XXX	$XXX
456989139	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	No	Missing	GA	8/XX/2006	Purchase	Primary	XXX	$XXX
456989096	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CT	11/XX/2005	Purchase	Investment	XXX	$XXX
456989094	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	PA	9/XX/2005	Refinance	Primary	XXX	$XXX
456989095	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	MO	9/XX/2005	Purchase	Primary	XXX	$XXX
456989093	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	FL	9/XX/2005	Purchase	Primary	XXX	$XXX
456989092	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											D	Yes	Yes	Estimated HUD1	OH	8/XX/2005	Refinance	Primary	XXX	$XXX
456989100	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	OK	10/XX/2004	Refinance	Primary	XXX	$XXX
456989091	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	OH	10/XX/2004	Refinance	Primary	XXX	$XXX
456989090	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	GA	3/XX/2004	Purchase	Primary	XXX	$XXX
456989086	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 7/XX/2003 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
456989085	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/28: TIL Itemization only disclosed settlement fee in the amount of $XXX and final HUD reflects an attorney's fee of $XXX and courier fee of $XXX.
											B	Yes	Yes	Final HUD1	VA	4/XX/2003	Refinance	Primary	XXX	$XXX
456989136	XXX	XXX	XXX	3		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 01/XX/2002 - EV2		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	AZ	2/XX/2002	Refinance	Primary	XXX	$XXX
456989083	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/07: The TIL itemization did not disclose an origination fee of $XXX or settlement fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	WI	11/XX/1996	Purchase	Primary	XXX	$XXX
456988326	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	ID	6/XX/2003	Refinance	Primary	XXX	$XXX
456989143	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											D	No	No	Missing	CA	9/XX/2011	Purchase	Investment	XXX	$XXX
456988706	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	DC	4/XX/2005	Refinance	Primary	XXX	$XXX
456988406	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	Yes	Yes	Final HUD1	CA	12/XX/2012	Purchase	Primary	XXX	$XXX
456988786	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2		B	Yes	Yes	Final HUD1	NY	4/XX/2013	Refinance	Primary	XXX	$XXX
456988785	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MO	1/XX/2013	Refinance	Primary	XXX	$XXX
456988784	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	No	Yes	Final HUD1	NJ	11/XX/2012	Purchase	Primary	XXX	$XXX
456988783	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	MD	8/XX/2012	Refinance	Primary	XXX	$XXX
456988782	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2012	Purchase	Primary	XXX	$XXX
456988779	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2010	Purchase	Primary	XXX	$XXX
456988778	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	Yes	Yes	Final HUD1	CA	10/XX/2010	Refinance	Primary	XXX	$XXX
456988777	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	9/XX/2010	Purchase	Primary	XXX	$XXX
456988776	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	6/XX/2010	Refinance	Primary	XXX	$XXX
456988774	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	12/XX/2009	Refinance	Primary	XXX	$XXX
456988773	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OH	1/XX/2009	Purchase	Primary	XXX	$XXX
456988771	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	WA	1/XX/2006	Purchase	Primary	XXX	$XXX
456988769	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	NJ	10/XX/2005	Refinance	Primary	XXX	$XXX
456988767	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/31: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/31: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
456988768	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NY	7/XX/2005	Refinance	Primary	XXX	$XXX
456988766	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	MI	5/XX/2005	Refinance	Primary	XXX	$XXX
456988765	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	AL	1/XX/2005	Purchase	Primary	XXX	$XXX
456988764	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	NY	11/XX/2004	Purchase	Second Home	XXX	$XXX
456988763	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/10: TIL itemization did not disclose a Closing Protection Letter fee of $XXX and Wire fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	PA	5/XX/2004	Refinance	Primary	XXX	$XXX
456988789	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IL	9/XX/2003	Refinance	Primary	XXX	$XXX
456988761	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/14: Lump sum Premium Pricing closing cost credit of $XXX is reflected on HUD, however the loan file does not itemize to which fee(s) this credit is applied, so it has not been included in testing.
											B	No	Yes	Final HUD1	IN	8/XX/2003	Purchase	Primary	XXX	$XXX
456988762	XXX	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 05/XX/2003 - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	MD	8/XX/2003	Refinance	Primary	XXX	$XXX
456989137	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	GA	7/XX/2003	Purchase	Primary	XXX	$XXX
456988759	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	TN	12/XX/2002	Refinance	Primary	XXX	$XXX
456988760	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	TX	11/XX/2002	Purchase	Primary	XXX	$XXX
456988757	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	IN	8/XX/2002	Refinance	Primary	XXX	$XXX
456988758	XXX	XXX	XXX	3				3
*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Missing Document: HUD-1 Addendum not provided
COMMENT: 2023/XX/13: HUD line 811 and 1113 reflects "see attachment", however, the attachment was not located. The $XXX and $XXX lump sums have been included in high cost testing
											D	Yes	Yes	Final HUD1	CA	5/XX/2002	Refinance	Primary	XXX	$XXX
456988756	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	1/XX/2002	Refinance	UTD	XXX	$XXX
456988755	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/13: Under disclosed in fees.  Unable to determine reason for under disclosure due to missing itemization of amount financed.  Over disclosed in the payment stream.  Final TIL includes MI in the payment for life of the loan, projected term is 159 months.
											B	No	Yes	Final HUD1	TN	10/XX/2000	Purchase	Primary	XXX	$XXX
456989087	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/09: The under disclosure appears to be caused by the lender not disclosing an application fee of $XXX and Title Service Charge of $XXX as prepaid finance charges on the itemization of amounts financed.
											B	Yes	Yes	Final HUD1	NY	3/XX/2004	Refinance	Primary	XXX	$XXX
456988004	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	Final HUD1	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
456988780	XXX	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2
											B	Yes	Yes	Final HUD1	KS	2/XX/2012	Refinance	Primary	XXX	$XXX
456988770	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	4/XX/2006	Refinance	Primary	XXX	$XXX
456988772	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
456989114	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	LA	1/XX/2012	Refinance	Primary	XXX	$XXX
456989123	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IL	11/XX/2012	Refinance	Primary	XXX	$XXX
456988707	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	HI	2/XX/2006	Refinance	Primary	XXX	$XXX
456989105	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	CA	12/XX/2007	Refinance	Investment	XXX	$XXX
456989103	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/07: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
											B	Yes	Yes	Final HUD1	TX	12/XX/2007	Purchase	Primary	XXX	$XXX
456989084	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	TN	1/XX/2003	Purchase	Primary	XXX	$XXX
456989140	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	8/XX/2007	Purchase	Primary	XXX	$XXX
456989097	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/07: Lenders Final TIL represents 108 monthly payments of MI. Whereas audited reflects 109 monthly payments of MI and a fall-off after approximately XX% LTV.
											B	Yes	Yes	Final HUD1	IN	6/XX/2006	Refinance	Primary	XXX	$XXX
456989099	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
456989106	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	IL	8/XX/2008	Refinance	Primary	XXX	$XXX
456989088	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NC	3/XX/2004	Purchase	Primary	XXX	$XXX
456989089	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	MI	4/XX/2004	Refinance	Primary	XXX	$XXX
456989111	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2		B	Yes	Yes	Final HUD1	IN	9/XX/2011	Refinance	Primary	XXX	$XXX
456989107	XXX	XXX	XXX	2				2	*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2		B	Yes	Yes	Final HUD1	MD	2/XX/2009	Refinance	Primary	XXX	$XXX
456989113	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	CA	1/XX/2012	Refinance	Investment	XXX	$XXX
456989126	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2		B	Yes	Yes	Final HUD1	NY	4/XX/2014	Refinance	Primary	XXX	$XXX
456988775	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MO	12/XX/2009	Refinance	Primary	XXX	$XXX
456989138	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	IN	5/XX/2004	Purchase	Primary	XXX	$XXX
456989216	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	CA	3/XX/2001	Purchase	Primary	XXX	$XXX
456989217	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	TX	10/XX/2006	Purchase	Investment	XXX	$XXX
456989219	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	CO	4/XX/2007	Refinance	Primary	XXX	$XXX
456989222	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.24000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
										*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2025/XX/30: File is missing HUD, Note or TIL required to run compliance.	B	No	Yes	HELOC Agreement	NY	6/XX/2007	Refinance	UTD	XXX	$XXX
456989218	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/17: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	No		TN	5/XX/2017	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456989220	XXX	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Transaction Error: Total Cash-out on a purchase transaction. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Income documentation requirements not met. COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file. *** (OPEN) Transaction Error: Total Cash-out on a purchase transaction. COMMENT: 2025/XX/21: Borrower is receiving total cash-out of $XXX on a purchase transaction.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership) - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership) - EV3

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:20804/02/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 did not disclose the APR. (Final/03/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2019 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/03/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-6,052.80 exceeds tolerance of $-7,860.00. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $53,564.80 exceeds tolerance of $53,522.00.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $5.00.  Insufficient or no cure was provided to the borrower. (7579) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $87.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75175) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $995.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2025/XX/21: Loan designation discrepancy due to Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Waterfall exception due to  Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Waterfall exception due to  Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/21: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2025/XX/21: Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Waterfall exception due to  Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)
COMMENT: 2025/XX/21: Waterfall exception due to  Most recent 2 yrs Signed and Dated Personal Tax returns, Most recent 2 yrs Signed and Dated Partnership Returns and Most recent YTD quarterly P&L Statement not provided in file.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2025/XX/21: Rate lock date not provided.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:20804/02/XX/2019)
COMMENT: 2025/XX/21: Creditor did not provide a copy of each valuation to applicant three  business days prior to consummation.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2019)
COMMENT: 2025/XX/21: Creditor did not provide a copy of each valuation to applicant three  business days prior to consummation.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
COMMENT: 2025/XX/21: Creditor did not provide a copy of each valuation to applicant three  business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $2,091,851.15 is over disclosed by $7,168.00 compared to the calculated Amount Financed of $2,084,683.15 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019)
COMMENT: 2025/XX/21: Disclosed Amount Financed $2,091,851.15 ,Calculated Amount Financed $2,084,683.15 Variances of $7,168.00.

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 did not disclose the APR. (Final/03/XX/2019)
COMMENT: 2025/XX/21: Final Closing Disclosure provided on 03/XX/2019 did not disclose the APR.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2019 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/03/XX/2019)
COMMENT: 2025/XX/21: Final Closing Disclosure provided on 03/XX/2019 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $1,620,130.49 is under disclosed by $7,168.08 compared to the calculated Finance Charge of $1,627,298.57 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019)
COMMENT: 2025/XX/21: Disclosed Finance Charge of $1,620,130.49 ,Calculated Finance Charge of $1,627,298.57 Variances of $7,168.08.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019).  The disclosed Total of Payments in the amount of $3,711,981.64 is under disclosed by $11,165.96 compared to the calculated total of payments of $3,723,147.60 which exceeds the $100.00 threshold. (Final/03/XX/2019)
COMMENT: 2025/XX/21: Disclosure reflects TOP of $3,711,981.64 but calculated TOP of $3,723,147.60.  Variance = $11,165.96.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)
COMMENT: 2025/XX/21: Closing Disclosure not provided to Borrower at least three  business days prior to closing.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2025/XX/21: Closing Disclosure provided on or after 03/XX/2019 contains a change in APR and was not received by borrower at least three  business days prior to consummation

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-6,052.80 exceeds tolerance of $-7,860.00. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2025/XX/21: Fee disclosed was  last disclosed as $7,860.00 on LE but disclosed as $6,052.80 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2019)
COMMENT: 2025/XX/21: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $53,564.80 exceeds tolerance of $53,522.00.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2025/XX/21: Fee disclosed was  last disclosed as $53,522.00 on LE but disclosed as $53,564.80 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $11.00 exceeds tolerance of $5.00.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2025/XX/21: Fee disclosed was  last disclosed as $5.00 on LE but disclosed as $11.00 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $87.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75175)
COMMENT: 2025/XX/21: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure ..

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $165.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2025/XX/21: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure ..

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $995.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/21: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure ..
											C	Yes	No		NY	3/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
456989221	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/21: The subject property is located in a FEMA disaster area. The most recent inspection is dated prior to the recent FEMA disaster.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2025/XX/21: FACTA Disclosure Status is not provided in file.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2025/XX/21: Closing Disclosure is change in APR and was not received by borrower at least three (3) business days prior to consummation. we have closing disclosure but unsigned copy

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2025/XX/21: 10% tolerance was exceeded by $XXX due to addition of  recording fee. No valid COC provided, cure provided at closing.
											B	Yes	No		CT	12/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989223	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2025/XX/24: The total verified Assets of $XXX and required for Closing of $XXX. Provide the additional assets to satisfy the assets requirement.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2025/XX/24: The total verified Assets of $XXX and required for Closing of $XXX. Provide the additional assets to satisfy the assets requirement.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2025/XX/24: As per the AUS dated 12/XX/2019 the DTI is 51.60%, but as per FHA loan underwriting the DTI is 56.752%. Provide the correct AUS.

*** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
COMMENT: 2025/XX/24: FHA - Important Notice to Homebuyer (92900-B) is missing in file.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2025/XX/24: As per the AUS dated 12/XX/2019 the DTI is 51.60%, but as per FHA loan underwriting the DTI is 56.752%. Provide the correct AUS.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2025/XX/24: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test as ATR risk.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2025/XX/24: Sufficient assets were not verified as required which makes the loan not agency salable and not eligible to be insured by FHA.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test to ATR requirements.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test as ATR risk.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test to QM requirement of maximum 43% DTI.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2025/XX/24: Sufficient assets were not verified as required which caused the loan to test to QM standard documentation requirements.

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019)
COMMENT: 2025/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019)
COMMENT: 2025/XX/24: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2025/XX/24: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Higher Priced Mortgage Loan.
											C	Yes	No		TX	1/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
456989224	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
456989225	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	2/XX/2004	Refinance	Primary	XXX	$XXX
456989240	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2025/XX/12: Unable to determine asset requirements due to missing guidelines.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2025/XX/11: Unable to determine loan requirements due to missing guidelines.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2025/XX/11: The subject property is located in FEMA disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2025/XX/12: Unable to determine income requirements due to missing guidelines.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2025/XX/11: Appraisal report is missing.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.96679%, LTV/CLTV: XXX%/XXX%, Credit Score: 739, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2025/XX/11: Waterfall due to missing guidelines.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/12: Guidelines reflecting maximum allowable DTI were not provided.

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)
COMMENT: 2025/XX/11: Waterfall due to assets document (Gift) date is post close date.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.96679%, LTV/CLTV: XXX%/XXX%, Credit Score: 739, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2025/XX/11: Unable to determine loan requirements due to missing guidelines

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/12: Lender guidelines were not provided.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2025/XX/11: Waterfall due to missing guidelines.

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2025/XX/11: ARM loan program disclosure not provided to the borrower within three (3) days of application.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2025/XX/11: Waterfall due to missing guidelines.
											C	Yes	No		CA	11/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
456989227	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	IN	10/XX/2004	Refinance	Primary	XXX	$XXX
456989229	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2007	Purchase	Primary	XXX	$XXX
456989236	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	6/XX/2002	Refinance	Primary	XXX	$XXX
456987732	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2
*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2018)
COMMENT: 2025/XX/12: Loan Estimated provide on 06/XX/2018 not signed by borrower at least four (4) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2025/XX/12: No valid COC provided, nor evidence of cure in file.
											B	Yes	No		NV	6/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989234	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/13: Appraisal not provided	2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	PA	6/XX/2006	Refinance	Primary	XXX	$XXX
456989231	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2009. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	LA	9/XX/2009	Refinance	Primary	XXX	$XXX
456988731	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2
											B	No	Yes	Final HUD1	MN	7/XX/2009	Purchase	Primary	XXX	$XXX
456988730	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	UT	10/XX/2007	Purchase	Second Home	XXX	$XXX
456988732	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	MI	8/XX/2006	Purchase	Primary	XXX	$XXX
456988709	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2006	Purchase	Primary	XXX	$XXX
456988733	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	NY	1/XX/2007	Purchase	Primary	XXX	$XXX
456989243	XXX	XXX	XXX	2				2
*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Alternate source used for application date
COMMENT: 2024/XX/05: At the direction of the client, due to missing the initial application XXX used an application date systematically produced by the originator for compliance testing.
											B	Yes	Yes	Final HUD1	AZ	11/XX/2006	Refinance	Primary	XXX	$XXX
456989238	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/06: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	TX	7/XX/2006	Purchase	Primary	XXX	$XXX
456989244	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 2/XX/2006 12:00:00 AM. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/06: Disclosed payment on note of $XXX does not correspond with the loan amount, loan term and interest rate on the loan.
											B	Yes	Yes	Final HUD1	NJ	2/XX/2006	Refinance	UTD	XXX	$XXX
456989233	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/09: The Approval indicates the Index used was 2.78%. The lowest Index available within the look-back period is 2.89%.
											B	Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
456989237	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CA	9/XX/2004	Refinance	UTD	XXX	$XXX
456989232	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	DE	3/XX/2007	Refinance	Primary	XXX	$XXX
456988742	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NM	5/XX/1996	Purchase	Primary	XXX	$XXX
456989242	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
456988710	XXX	XXX	XXX	2				2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	Yes	Yes	Final HUD1	GA	6/XX/2006	Refinance	Primary	XXX	$XXX
456988738	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date.
COMMENT: 2020/XX/14: Disclosure signed on 12/XX/07 and rate lock reflects 11/XX/07.
											B	Yes	Yes	Final HUD1	ID	12/XX/2007	Refinance	Primary	XXX	$XXX
456988723	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CO	5/XX/2007	Refinance	Primary	XXX	$XXX
456989230	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Econsent not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2020/XX/29: HOI coverage is insufficient by $XXX   Coverage must be at least the lessor of the Cost new from the property value or the loan amount.  Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2020/XX/29: The property is located in XXX.  Provide a post-disaster inspection verifying there was no damage from enter disaster info here.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
								2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2020/XX/29: Loan Discount fee increase without valid COC and no cure provided to the borrower.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2021/XX/14: Initial 1003 in file is not signed or dated
											B	Yes	No		OR	7/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988748	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	3/XX/2006	Refinance	Primary	XXX	$XXX
456988747	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2005	Purchase	Primary	XXX	$XXX
456988752	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	TX	8/XX/2007	Purchase	Second Home	XXX	$XXX
456989235	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			A	Yes	No		FL	5/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988744	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	WI	4/XX/2004	Refinance	Primary	XXX	$XXX
456988749	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											B	Yes	Yes	Final HUD1	MN	4/XX/2013	Refinance	Primary	XXX	$XXX
456988753	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	IN	4/XX/2009	Refinance	Primary	XXX	$XXX
456988720	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	WA	2/XX/2006	Purchase	Primary	XXX	$XXX
456988724	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	NC	11/XX/2013	Purchase	Primary	XXX	$XXX
456988739	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	DE	7/XX/2006	Purchase	UTD	XXX	$XXX
456988721	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	KY	3/XX/2013	Refinance	Primary	XXX	$XXX
456989241	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Alternate source used for application date
COMMENT: 2024/XX/06: At the direction of the client, due to missing the initial application XXX used an application date systematically produced by the originator for compliance testing.
											B	No	Yes	Final HUD1	PA	8/XX/2007	Purchase	Primary	XXX	$XXX
456989239	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2002 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2002	Purchase	Primary	XXX	$XXX
456989228	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	NV	6/XX/2007	Refinance	Primary	XXX	$XXX
456989226	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	SC	6/XX/2003	Refinance	Primary	XXX	$XXX
456989245	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2025/XX/25: Loan is DSCR for which guidelines are required.	D		No
456989652	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/14: The file is missing one or more of the core documents required for a review.  Please provide an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
											D		No
456989421	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review.  Please provide an initial and final credit application, an approval, AUS or 1008, and an origination credit report.
											D		No		NJ	11/XX/2014	Refinance	Primary	XXX	$XXX
456989426	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/05: The most recent valuation inspection (08/XX/2017) is dated prior to the most recent FEMA disaster (Disaster End Date 11/XX/2020).	3
*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2017) - EV2

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/05: Loan is a Downpayment Assistance loan and does have a loan designation.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/05: Loan is a Downpayment Assistance 2nd lien.  Loan Designation was not provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/05: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2017)
COMMENT: 2022/XX/05: Final Closing Disclosure provided on 08/XX/2017 did not disclose Estimated Property Costs over Year 1 ($XXX).

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2017)
COMMENT: 2022/XX/05: Final Closing Disclosure provided on 08/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment of $XXX that does not match the actual payment for the loan of $XXX.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2017)
COMMENT: 2022/XX/05: Final Closing Disclosure provided on 08/XX/2017 did not disclose Estimated Property Costs over Year 1 ($XXX) for loan with no escrow account established.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2017)
COMMENT: 2022/XX/05: Closing Disclosure dated 08/XX/2017 not provided to Borrower(s) at least three (3) business days prior to closing.
											C	Yes	No		CA	8/XX/2017	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989355	XXX	XXX	XXX	3	3
*** (OPEN) Guideline Requirement: Investor qualifying housing ratio discrepancy. - EV3

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Missing Document: Missing Final 1003 - EV1

*** (OPEN) Guideline Requirement: Investor qualifying housing ratio discrepancy.
COMMENT: 2022/XX/05: The calculated income equals $XXX.  However,  the lender income value is $XXX.  The Lender used a higher overtime calculation instead of the required 2 year + YTD average.  Using the lower amount brings the housing DTI to 24.39620%% and out of tolerance.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/02: The calculated income equals $XXX.  However,  the lender income value is $XXX.  The Lender used a higher overtime calculation instead of the required 2 year + YTD average.  Using the lower amount brings the DTI to 33.13174% and out of tolerance.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/02: The Rate Lock Confirmation for subject loan is missing from the loan file.

*** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
COMMENT: 2022/XX/02: The Preliminary Title does not reflect the loan coverage amount.

*** (OPEN) Missing Document: Missing Final 1003
COMMENT: 2022/XX/02: A 1003 for the subject loan is missing from the loan file.
								3
*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 33.11078% moderately exceeds the guideline maximum of 32.98%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2017) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 33.11078% moderately exceeds the guideline maximum of 32.98%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/02: The calculated income equals $XXX.  However,  the lender income value is $XXX.  The Lender used a higher overtime calculation instead of the required 2 year + YTD average.  Using the lower amount brings the DTI to 33.13174% and out of tolerance.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/02: The calculated income equals $XXX.  However,  the lender income value is $XXX.  The Lender used a higher overtime calculation instead of the required 2 year + YTD average.  Using the lower amount brings the DTI to 33.13174% and out of tolerance.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/02: The Loan Designation for the subject loan is unknown.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/02: The Rate Lock Confirmation was not located within the loan file.

*** (OPEN) Alternate source used for application date
COMMENT: 2022/XX/02: The loan file does not contain evidence of an initial or Final 1003 for subject loan.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/02: A Loan Estimate for subject loan was not located within the loan file.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017)
COMMENT: 2022/XX/02: The Final Closing Disclosure issued on 8/XX/2017 reflects property costs over Year 1 as $XXX

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2017)
COMMENT: 2022/XX/02: The Final Signed and Dated Closing Disclosure issued on 8/XX/2017 does not present or mark escrows as not being included on page 1.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2017)
COMMENT: 2022/XX/02: The Final Signed and Dated Closing Disclosure issued on 8/XX/2017does not reflect reason an escrow account will not be established.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/02: A 1003 for the subject loan is missing from the loan file.
											C	Yes	No		CA	8/XX/2017	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
456989364	XXX	XXX	XXX	3	3	*** (OPEN) The Flood Insurance Policy effective date is after the Note Date. - EV3	*** (OPEN) The Flood Insurance Policy effective date is after the Note Date. COMMENT: 2022/XX/06: Effective date of the Flood policy is 09/XX/2017, however the disbursement date of the 2nd lien was 09/XX/2017.	2
*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 did not disclose Estimated Property Costs over Year 1. (Final/09/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2017 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080199) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/09/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/09/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 did not disclose Estimated Property Costs over Year 1. (Final/09/XX/2017)
COMMENT: 2022/XX/06: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2017 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080199)
COMMENT: 2022/XX/06: Data is not disclosed in the Projected Payments table on the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/09/XX/2017)
COMMENT: 2022/XX/06: Data is not disclosed in the applicable section on p. 1 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/09/XX/2017)
COMMENT: 2022/XX/06: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.
											B	Yes	No		CA	9/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989275	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/06: Evidence of required Homeownership Education not provided.  Per guidelines, counseling is required for repayable second lien with credit score between 620-639.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/06: Lease payment of $XXX/mo. to XXX was excluded from DTI.  No documentation provided to support exclusion of liability.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/06: The property is in XXX..  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX. [Most Recent Valuation Inspection Date: XX/XX/XXXX]
								3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.68679% significantly exceeds the guideline maximum of 50.25%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080203) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2017) - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/06: The Originator Loan Designation is Non QM.  However, the Due Diligence Loan Designation is ATR Risk due to the following issue(s): DTI exceeds guideline.  Lease payment of $XXX/mo. to XXX was excluded from DTI.  No documentation provided to support exclusion of liability.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.68679% significantly exceeds the guideline maximum of 50.25%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2022/XX/06: Lease payment of $XXX/mo. to XXX was excluded from DTI.  No documentation provided to support exclusion of liability.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/06: DTI exceeds guideline.  Lease payment of $XXX/mo. to XXX was excluded from DTI.  No documentation provided to support exclusion of liability.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2017)
COMMENT: 2022/XX/06: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080203)
COMMENT: 2022/XX/06: Data is not disclosed in the Projected Payments table on the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2017)
COMMENT: 2022/XX/06: Data is not disclosed in the applicable section on p. 1 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2017 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2017)
COMMENT: 2022/XX/06: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.
											C	Yes	No		FL	10/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
456989519	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV3	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2022/XX/06: The Rate Lock Confirmation is missing from the loan file. *** (OPEN) The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. COMMENT: 2022/XX/06: The Second Mortgage Lien coverage is missing from the Title Commitment.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Retired/XXX) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/07/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080206) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/07/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/07/XX/2018) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/06: Due Diligence Loan Designation of Non QM is due to missing Security Instrument and Awards letter.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/06: The Awards Letter to reflect continuation of XXX income is missing from the loan file.

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Retired/XXX)
COMMENT: 2022/XX/06: The Awards Letter to reflect continuation of XXX income is missing from the loan file.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/06: The Rate Lock Confirmation is missing from the loan file.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/07/XX/2018)
COMMENT: 2022/XX/06: The Final signed and dated Closing Disclosure does not reflect the estimated Tax, Insurance and Assessments.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080206)
COMMENT: 2022/XX/06: The Final signed and dated Closing Disclosure does not reflect the estimated Tax, Insurance and Assessments.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/07/XX/2018)
COMMENT: 2022/XX/06: The Final signed and dated Closing Disclosure does not reflect the estimated Tax, Insurance and Assessments.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/07/XX/2018)
COMMENT: 2022/XX/06: The Final signed and dated Closing Disclosure does not reflect the estimated Tax, Insurance and Assessments.
											C	Yes	No		AR	7/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
456989527	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3 *** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3	*** (OPEN) Missing Document: Bankruptcy Documents not provided COMMENT: 2022/XX/06: The loan file does not contain the Bankruptcy paperwork reflected on the credit report. *** (OPEN) Security Instrument Error: Invalid MERS Min Number COMMENT: 2022/XX/06: The MERS Number listed on the Subject Loan Security Instrument is not the same number as listed on the First Mortgage Security Instrument.	3
*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Overtime) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2018) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Overtime)
COMMENT: 2022/XX/06: The Borrower has less than two years receiving Overtime that was used in qualification.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is Non QM.

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.
COMMENT: 2022/XX/06: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Higher Priced Loan.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018)
COMMENT: 2022/XX/06: The Final Signed and Dated Closing Disclosure reflects Taxes and Insurance being Escrowed.  However, page 4 does not reflect Estimated Property costs over year 1.

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/11/XX/2018)
COMMENT: 2022/XX/06: The Final Signed and Dated Closing Disclosure reflects Taxes and Insurance being Escrowed.  However, escrows are not collected on page two.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/11/XX/2018)
COMMENT: 2022/XX/06: The Final Signed and Dated Closing Disclosure reflects Taxes and Insurance being Escrowed.  However, escrows are not collected on page two.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018)
COMMENT: 2022/XX/06: The Final Signed and Dated Closing Disclosure reflects Taxes and Insurance being Escrowed.  However, escrows are not collected on page two.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2018)
COMMENT: 2022/XX/06: The Final Signed and Dated Closing Disclosure reflects Taxes and Insurance being Escrowed.  However, escrows are not collected on page two.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018)
COMMENT: 2022/XX/06: The Initial Closing Disclosure was not acknowledged by Borrowers at least three business days prior to closing.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2018)
COMMENT: 2022/XX/06: A Loan Estimate is not signed and dated by Borrowers within three days of application.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
COMMENT: 2022/XX/06: The Initial Loan Estimate does not reflect Transfer tax.  However, the Final signed and dated Closing Disclosure reflects Transfer tax in the amount of $XXX.  The loan file does not contain a Changed Circumstance or Tolerance cure for fee.
											C	Yes	No		MD	11/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989481	XXX	XXX	XXX	2	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080216) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080216)
COMMENT: 2022/XX/05: Data is not disclosed in the Projected Payments table on the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/11/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the applicable section on p. 1 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.
											B	Yes	No		MD	11/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989446	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3	*** (OPEN) Missing Document: Approval not provided COMMENT: 2022/XX/06: Provide missing Approval.	3
*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080217) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 10/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/10/XX/2018) - EV2

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/06: Total Debt to Income Ratio of 48.11397% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/06: Self-employed income documentation not sufficient. Provide fully executed Balance Sheet.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Provide Originator Loan Designation.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018)
COMMENT: 2022/XX/06: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 of $XXX.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080217)
COMMENT: 2022/XX/06: Final Closing Disclosure provided on 11/XX/2018 did not disclose the escrow payment for payment stream 1.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/11/XX/2018)
COMMENT: 2022/XX/06: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment of $XXX that does not match the actual payment for the loan of $XXX.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018)
COMMENT: 2022/XX/06: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 of $XXX for a loan with no escrow account established.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 10/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/10/XX/2018)
COMMENT: 2022/XX/06: Initial Loan Estimate dated 10/XX/2018 was electronically provided prior to borrower's consent to receive electronic disclosures of 10/XX/2018.
											C	Yes	No		GA	11/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989339	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2022/XX/06: Provide Initial Rate Lock date. *** (OPEN) Missing Document: Approval not provided COMMENT: 2022/XX/06: Provide missing Approval.	3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77168) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Provide Originator Loan Designation.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/06: Provide Last Date Rate Set and Initial Rate Lock Date.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018)
COMMENT: 2022/XX/06: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 of $XXX.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018)
COMMENT: 2022/XX/06: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 of $XXX for the loan with no escrow account established.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77168)
COMMENT: 2022/XX/06: Title - Attorney Fee of $XXX Fee was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/06: Transfer Tax Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.
											C	Yes	No		GA	10/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989578	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/06: File is missing the required fully executed initial/final applications for the 2nd mortgage.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080227) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/11/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/11/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080227)
COMMENT: 2022/XX/05: Data is not disclosed in the Projected Payments table on the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/11/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the applicable section on p. 1 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/11/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.
											B	Yes	No		GA	11/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989476	XXX	XXX	XXX	3	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080229) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/06: Compliance report reflects Safe Harbor.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/05: This is due to the Safe Harbor QM testing and other items causing the fail.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018)
COMMENT: 2022/XX/05: CD disclosed $XXX.  Initial escrow statement disclosed $XXX

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080229)
COMMENT: 2022/XX/05: CD disclosed $XXX.  Initial escrow statement disclosed $XXX

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2018)
COMMENT: 2022/XX/05: CD disclosed $XXX.  Initial escrow statement disclosed $XXX

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018)
COMMENT: 2022/XX/05: CD disclosed $XXX.  Initial escrow statement disclosed $XXX

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)
COMMENT: 2022/XX/05: Evidence of E-consent/sent/received not located in the file.
											C	Yes	No		UT	10/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
456989486	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/06: Please provide evidence of omission or payment plans for the two (2) collection accounts. *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX COMMENT: 2022/XX/06: Please provide evidence of omission or payment plan for these 2 accounts	3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2022/XX/06: Please provide evidence of receipt of initial CD.  Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/06: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrowe
											C	Yes	No		MD	10/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989366	XXX	XXX	XXX	2	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080235) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080235)
COMMENT: 2022/XX/05: Data is not disclosed in the Projected Payments table on the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the applicable section on p. 1 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/05: Recording Fee disclosed as $XXX on the Loan Estimate dated 09/XX/2018 but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.
											B	Yes	No		MD	10/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989345	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2
*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/05: The file is missing a Rate Lock Conformation or any other evidence of the lock date of the loan for the 2nd lien.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2022/XX/05: Credit report in file has multiple illegible pages. Unable to determine all credit debt amounts and ages.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/05: The file is missing a copy of the required fraud report including all interested parties to the transaction.

*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.
COMMENT: 2022/XX/05: Due on Sale clause is missing from the Note.
								3
*** (OPEN) Alimony Child Support XXX Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/XXX income verification requirement not met. (XXX (employer unknown)/Child Support) - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080237) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018) - EV2

*** (OPEN) Alimony Child Support XXX Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/XXX income verification requirement not met. (XXX (employer unknown)/Child Support)
COMMENT: 2022/XX/05: Loan designation is not provided to determine if QM requirements are needed and the child support documentation does not include receipt for 12 months.

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/06: Compliance report reflects Safe Harbor.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/05: The file is missing a Rate Lock Conformation or any other evidence of the lock date of the loan for the 2nd lien.

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.
COMMENT: 2022/XX/05: The file is missing a copy of the Maryland Higher-Priced Mortgage Loan Disclosure.

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
COMMENT: 2022/XX/05: The file is missing a copy of the Maryland Escrow Disclosure.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Final CD page 4 does not reflect an amount for Estimated Property Costs over Year 1.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080237)
COMMENT: 2022/XX/05: Final closing disclosure for 2nd lien does not reflect escrows.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Final closing disclosure for 2nd lien does not reflect escrows.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Final closing disclosure for 2nd lien does not reflect escrows.
											C	Yes	No		MD	10/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
456989277	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2 *** (CLEARED) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV1 *** (CLEARED) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV1
*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/08: Calculated investor qualifying debt ratio of 57.227% exceeds AUS approved dti of 56.04000% due to less bonus income calculated in review than what is reflected on the final 1003.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2022/XX/05: Provide Loan Approval.

*** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.
COMMENT: 2022/XX/05: The Preliminary title policy amount is blank. Provide Preliminary Report with the amount Title Insurance Coverage.

*** (CLEARED) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.
COMMENT: 2022/XX/08: Note is not on a FNMA/FHLMC form (California - Second Fixed Note) and does not contain the standard Due on Sale Clause.

*** (CLEARED) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:
COMMENT: 2022/XX/08: Security Instrument is not on a FNMA/FHLMC form and does not contain the Homestead Exemption Waiver.
								3
*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 57.22741% moderately exceeds the guideline maximum of 56.04%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 57.22741% moderately exceeds the guideline maximum of 56.04%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/08: The calculated dti of 57.227% exceeds the guideline maximum of 56.04%.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/08: Based on the loan failing the DTI guideline components, the loan is at ATR risk.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/08: Bonus income calculated in review is less than lender calculated bonus, resulting in dti above guideline max.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/08: Provide Loan Designation.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)
COMMENT: 2022/XX/06: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2018 not accurate.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Closing Disclosure not provided to Borrower(s) dated 10/XX/2018 at least three (3) business days prior to closing.
											C	Yes	No		CA	10/XX/2018	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
456989513	XXX	XXX	XXX	3	1	*** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2022/XX/06: Provide missing Final 1003.	3
*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11785336) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169) - EV2

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11785336)
COMMENT: 2022/XX/06: Employment history requirement not met due to missing the Borrower's complete and verified 2 year employment history.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Provide Loan Designation.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018)
COMMENT: 2022/XX/06: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2018 not accurate based on monthly Estimated Taxes, Insurance and Assessments of $XXX or $XXX annually.  The HOA fee was not included in the non escrowed property cost over year 1.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169)
COMMENT: 2022/XX/06: Title - Settlement Fee of $XXX Fee was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.
											C	Yes	No		MI	9/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989553	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Missing Document: Approval not provided - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/05: Asset documentation requirement not met due to missing 2 months supporting Asset Documentation (One month provided).

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2022/XX/05: Provide one additional month verification for XXX Checking and Savings Account.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2022/XX/05: Provide missing Loan Approval.
								3
*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose whether the loan will have an escrow account. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2018) - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/05: There are guideline deficiencies related to missing asset documentation requirements (One month Bank Statements) which could result in a risk to the borrower's ability to repay.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/05: Based on the loan failing the Asset Guideline Component, the loan is at ATR risk.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/05: Provide Originator Loan Designation.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018)
COMMENT: 2022/XX/05: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1 ($XXX).

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose whether the loan will have an escrow account. (Final/08/XX/2018)
COMMENT: 2022/XX/05: Final Closing Disclosure provided on 08/XX/2018 did not disclose whether the loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2018)
COMMENT: 2022/XX/05: Final Closing Disclosure provided on 08/XX/2018 did not disclose whether the loan will have an escrow account.
											C	Yes	No		GA	8/XX/2018	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
456989253	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX - EV2
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/06: Secondary Financing requires an initial and final 1003.  The final 1003 for subject lien not provided.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/06: Loan is set up using the YTD income which is most conservative.

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX
COMMENT: 2022/XX/06: Provide documentation that supports omission or payment plan
								3
*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.79496% significantly exceeds the guideline maximum of 49.36%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11785346) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.79496% significantly exceeds the guideline maximum of 49.36%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2022/XX/08: Loan set up with a conservative YTD income

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/08: Based on the loan failing one or more guideline components, the loan is at ATR risk.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/08: Total QM Debt Ratio exceeds 43% and the loan does not meet agency requirements.  Loan is set up using the YTD income which is most conservative.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11785346)
COMMENT: 2022/XX/08: Employment history requirement not met.
											C	Yes	No		UT	8/XX/2018	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
456989492	XXX	XXX	XXX	3	1			3
*** (OPEN) Alimony Child Support XXX Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/XXX income verification requirement not met. (XXX (employer unknown)/Child Support) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) Alimony Child Support XXX Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/XXX income verification requirement not met. (XXX (employer unknown)/Child Support)
COMMENT: 2022/XX/05: The file is missing 12 months cancelled checks, deposit slips for 12 month of child support payments as required by the 1st lien DU approval.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/05: The file contains an Approve/Eligible DU with DTI of 44.72%, however, the file does not contain the loan designation and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/05: The loan designation is not clearly stated in the file documentation.
											C	Yes	No		WI	8/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989588	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/06: File is missing the fully executed applications for the 2nd mortgage.	2
*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose whether the loan will have an escrow account. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2018) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018)
COMMENT: 2022/XX/05: No escrow account established for 2nd lien.  Data is disclosed in the incorrect section on p.4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose whether the loan will have an escrow account. (Final/08/XX/2018)
COMMENT: 2022/XX/05: None of the boxes related to establishment or waiver of escrow account are marked.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2018)
COMMENT: 2022/XX/05: None of the boxes related to establishment or waiver of escrow account are marked.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018)
COMMENT: 2022/XX/05: Evidence of actual receipt date of initial Closing Disclosure, issued on 08/XX/2018, is not provided.  Default receipt date is 08/XX/2018, which is less than 3 business days prior to the closing date (08/XX/2018).

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2018)
COMMENT: 2022/XX/05: Revised Loan Estimate sent on 08/XX/2018.  Default receipt date is 08/XX/2018, which is after the date on which the initial Closing Disclosure was issued (08/XX/2018).  Evidence of receipt actual receipt date not found in loan images.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2018)
COMMENT: 2022/XX/05: Evidence of actual receipt date of revised Loan Estimate, issued on 08/XX/2018, is not provided.  Default receipt date is 08/XX/2018, which is less than 3 business days prior to the closing date (08/XX/2018).

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/05: Recording Fee disclosed as $XXX on the Loan Estimate dated 07/XX/2018 but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.
											B	Yes	No		UT	8/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989322	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080254) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018)
COMMENT: 2022/XX/06: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080254)
COMMENT: 2022/XX/06: Data is not disclosed in the Projected Payments table on the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2018)
COMMENT: 2022/XX/06: Data is not disclosed in the applicable section on p. 1 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2018)
COMMENT: 2022/XX/06: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018)
COMMENT: 2022/XX/06: An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.
											B	Yes	No		MD	8/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989259	XXX	XXX	XXX	2	1			2
*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018) - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/05: The Loan Estimate is missing from the loan file.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018)
COMMENT: 2022/XX/05: This is caused by the MI Payment used for DTI calculation.  The MI Payment information is not reflected on the Final signed and dated Closing Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018)
COMMENT: 2022/XX/05: The Initial Closing Disclosure acknowledged by Borrowers at least three days prior to closing is missing from the loan file.
											B	Yes	No		AZ	8/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989404	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/05: The property is in XXX. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX. [Most Recent Valuation Inspection Date: XX/XX/XXXX]	3
*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11785360) - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080259) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018) - EV2

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/06: Lender's loan designation was not provided.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Lender's loan designation was not provided.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11785360)
COMMENT: 2022/XX/06: Lender's loan designation was not provided.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080259)
COMMENT: 2022/XX/05: Data is not disclosed in the Projected Payments table on the final CD.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the applicable section on p. 1 of the final CD.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2018)
COMMENT: 2022/XX/05: Data is not disclosed in the Escrow Account table on p. 4 of the final CD.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2018)
COMMENT: 2022/XX/05: An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.
											C	Yes	No		FL	9/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989443	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/05: The Lender Credit reflected on the Initial Closing Disclosure in the amount of $XXX was removed and changed to a Tolerance Cure in the amount of $XXX.  The loan file does not contain a Changed Circumstance.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/05: The Tolerance Cure was reflected on the Final signed and dated Closing Disclosure issued on 8/XX/2018.
											B	Yes	No		GA	8/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989428	XXX	XXX	XXX	3	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2022/XX/05: The Title Commitment for the Second Mortgage is missing from the loan file. *** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2022/XX/05: The Rate Lock Confirmation for subject loan is missing from the loan file. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/05: The Hazard Insurance Policy reflects Dwelling Coverage in the amount of $XXX. However, there is a shortfall of coverage in the amount of $XXX.	3
*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080263) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2018) - EV2

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/06: Total Debt to Income Ratio exceeds ATR/QM standards of a 43% DTI

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Loan designation not provided in the loan fie

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/05: The Rate Lock Confirmation is missing from the loan file.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/05: The Loan Estimate is missing from the loan file.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1. (Final/08/XX/2018)
COMMENT: 2022/XX/05: The Final signed and dated Closing Disclosure does not reflect the Estimated Property Costs over year 1.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/2080263)
COMMENT: 2022/XX/05: The Final signed and dated Closing Disclosure does not reflect the escrow amount and reflect excluded on page 1 of the form.

*** (OPEN) TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/08/XX/2018)
COMMENT: 2022/XX/05: The Final signed and dated Closing Disclosure does not reflect the escrow amount and reflect excluded on page 1 of the form.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final/08/XX/2018)
COMMENT: 2022/XX/05: The Final signed and dated Closing Disclosure does not reflect the escrow amount and reflect excluded on page 1 of the form.
											C	Yes	No		ME	8/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989333	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018) - EV2

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Loan Designation is UTD due to file missing verification of the Loan Designation for the subject Rate Advantage down payment assistance second mortgage.

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2022/XX/05: The Final Signed and Dated Closing Disclosure reflects Escrows as being collected; however, page two of the Closing Disclosure does not reflect escrows.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/05: The loan file does not contain a Loan Estimate for the subject loan.

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/06/XX/2018)
COMMENT: 2022/XX/05: The Final Signed and Dated Closing Disclosure reflects Escrows as being collected; however, page two of the Closing Disclosure does not reflect escrows.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/06/XX/2018)
COMMENT: 2022/XX/05: The Final Signed and Dated Closing Disclosure reflects Escrows as being collected; however, page two of the Closing Disclosure does not reflect escrows.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018)
COMMENT: 2022/XX/05: The Final Signed and Dated Closing Disclosure reflects Escrows as being collected; however, page two of the Closing Disclosure does not reflect escrows.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2018)
COMMENT: 2022/XX/05: The Final Signed and Dated Closing Disclosure reflects Escrows as being collected; however, page two of the Closing Disclosure does not reflect escrows.
											C	Yes	No		FL	6/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989530	XXX	XXX	XXX	3	1			3
*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 06/XX/2018 is under-disclosed from the calculated APR of XX.XX% outside of 0.125% tolerance. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2018). (Final/06/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/05: Total Debt to Income Ratio of 46.31268% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/05: Provide  Originator Loan Designation.

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 06/XX/2018 is under-disclosed from the calculated APR of XX.XX% on Final Closing Disclosure provided on 06/XX/2018 is under-disclosed from the calculated APR of XX.XX% outside of 0.125% tolerance.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2018). (Final/06/XX/2018)
COMMENT: 2022/XX/05: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate Finance Charge on page 5 of $XXX9.61 that does not match the actual Finance Charge for the loan of $XXX. Unable to determine the fee under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018)
COMMENT: 2022/XX/05: Closing Disclosure dated 06/XX/2018 not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/05: $XXX violation due to increase in Recording Fees.  No evidence of cure.
											C	Yes	No		DC	6/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989406	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2022/XX/05: There is not a final 1003 in file for the 2nd lien (subject lien)	3
*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/05: The loan was approved with a DTI of 46.20%, but an originator loan designation was not provided by the Seller and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/05: An originator loan designation was not provided by the Seller.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/05: Initial 1003 not located in file for the subject lien.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2018)
COMMENT: 2022/XX/05: Initial 1003 not located in file for the subject lien.  Per UWQ I cannot change the date on the 1003 screen to match the initial application in file for the 1st lien.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/05: There is not an initial 1003 in file for the 2nd lien (subject lien)
											C	Yes	No		FL	6/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989308	XXX	XXX	XXX	3	1			3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: An originator loan designation was not provided by the Seller.
											C	Yes	No		MD	5/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989363	XXX	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 05/XX/2018 is under-disclosed from the calculated APR of XX.XX% outside of 0.125% tolerance. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77168) - EV2

*** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of XXX% on Final Closing Disclosure provided on 05/XX/2018 is under-disclosed from the calculated APR of XX.XX% outside of 0.125% tolerance. (Final/05/XX/2018)
COMMENT: 2022/XX/05: Title - Attorney Fee ($XXX) is not included in lender's APR calculation.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018)
COMMENT: 2022/XX/05: Title - Attorney Fee ($XXX) is not included in lender's Finance Charge calculation.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018)
COMMENT: 2022/XX/05: An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77168)
COMMENT: 2022/XX/05: Fee was not disclosed on the initial Loan Estimate.  A valid change of circumstance not provided for disclosure of new fee.
											B	Yes	No		SC	5/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989252	XXX	XXX	XXX	3	1			3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2018 did not disclose whether the loan will have an escrow account. (Final/03/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018) - EV2

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/06: Loan Designation is UTD due to file missing verification of the Loan Designation for the subject Rate Advantage down payment assistance second mortgage.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/02: A Loan Estimate issued within 3 business days of application date not provided for review.

*** (OPEN) TRID Final Closing Disclosure Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2018 did not disclose whether the loan will have an escrow account. (Final/03/XX/2018)
COMMENT: 2022/XX/02: Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $XXX however, the Escrow Account Box was not checked.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2018)
COMMENT: 2022/XX/02: Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $XXX however, the Escrow Account Box was not checked.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018)
COMMENT: 2022/XX/02: An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.
											C	Yes	No		GA	3/XX/2018	Purchase	Primary	XXX	$XXX		UTD	Non QM
456989429	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2019) - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application. - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/05: A Loan Estimate issued within 3 business days of application date not provided for review.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2019)
COMMENT: 2022/XX/05: A Loan Estimate issued within 3 business days of application date not provided for review.

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
COMMENT: 2022/XX/05: Disclosure not provided.
											B	Yes	No		WA	3/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989596	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/12: Appraisal not provided	2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2013, prior to three (3) business days from transaction date of 09/XX/2013. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2019/XX/07: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report/FACTA) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2019/XX/07: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report/FACTA) 3) underwriting documentation/repayment ability analysis (approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
											B	Yes	Yes	Final HUD1	VA	9/XX/2013	Refinance	Primary	XXX	$XXX
456989251	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/12: The TIL itemization did not include the following fee(s) as prepaid finance charges: Attorney's Fee $XXX.
											B	Yes	Yes	Final HUD1	NC	8/XX/2007	Refinance	Primary	XXX	$XXX
456989520	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 COMMENT: 2019/XX/12: First lien note missing *** (OPEN) Missing Valuation: COMMENT: 2019/XX/11: Appraisal not provided.	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: TIL itemization did not disclose an attorney fee of $XXX and flood fee of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NC	2/XX/2006	Refinance	Primary	XXX	$XXX
456989286	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2005 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Pennsylvania Consumer Discount Company Subordinate Lien Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
											B	Yes	Yes	Itemization referenced in Agreement	PA	1/XX/2006	Refinance	Primary	XXX	$XXX
456989351	XXX	XXX	XXX	2		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
456989526	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
456989249	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/03: Appraisal not provided	2	*** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2		B	No	Yes	Final HUD1	MI	4/XX/2007	Refinance	Primary	XXX	$XXX
456989401	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	HELOC Agreement	CA	6/XX/2006	Purchase	Primary	XXX	$XXX
456989276	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MD	1/XX/2007	Purchase	Primary	XXX	$XXX
456989383	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	Final HUD1	MA	12/XX/2006	Purchase	Primary	XXX	$XXX
456989434	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Purchase	Primary	XXX	$XXX
456989541	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	UT	1/XX/2007	UTD	UTD	XXX	$XXX
456989291	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
456989271	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	Yes	HELOC Agreement	NY	6/XX/2000	Refinance	Primary	XXX	$XXX
456989472	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
											B	Yes	Yes	HELOC Agreement	NY	10/XX/2003	Refinance	Primary	XXX	$XXX
456989494	XXX	XXX	XXX	1		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	HELOC Agreement	NY	7/XX/2004	Refinance	Primary	XXX	$XXX
456989254	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
											B	No	Yes	Final HUD1	NY	1/XX/2005	Refinance	Primary	XXX	$XXX
456989438	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
											B	Yes	Yes	HELOC Agreement	NY	2/XX/2005	Refinance	Primary	XXX	$XXX
456989461	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
456989388	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
											B	No	Yes	HELOC Agreement	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
456989516	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003. - EV2
											B	Yes	Yes	HELOC Agreement	NY	4/XX/2003	Refinance	Primary	XXX	$XXX
456989325	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2
											B	Yes	Yes	HELOC Agreement	NY	8/XX/2004	Refinance	Primary	XXX	$XXX
456989427	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											D	Yes	No	Missing	NY	9/XX/2006	Refinance	Primary	XXX	$XXX
456989280	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989387	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Appears to be fee related.
											B	Yes	Yes	Final HUD1	GA	3/XX/2006	Purchase	Primary	XXX	$XXX
456989449	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Oregon Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
											B	No	Yes	Final HUD1	OR	8/XX/2005	Refinance	Investment	XXX	$XXX
456989509	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	Yes	Yes	Final HUD1	AR	9/XX/2008	Refinance	Primary	XXX	$XXX
456989571	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
											B	No	Yes	HELOC Agreement	MN	2/XX/2005	Refinance	Primary	XXX	$XXX
456989489	XXX	XXX	XXX	1		*** (OPEN) ARM Error: Life Rate Minimum was not provided - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	Yes	Yes	Final HUD1	MA	3/XX/2006	Purchase	Primary	XXX	$XXX
456989442	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
											D	Yes	No	Missing	IL	11/XX/2003	Refinance	Primary	XXX	$XXX
456989378	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											D	Yes	No	Missing	WI	11/XX/2007	UTD	Primary	XXX	$XXX
456989495	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											D	No	No	Missing	IL	3/XX/2004	Refinance	Primary	XXX	$XXX
456989569	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
											D	Yes	No	Missing	IL	4/XX/2005	Refinance	Primary	XXX	$XXX
456989314	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/03: Appraisal not provided	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	No	No	Missing	IL	8/XX/2005	Refinance	Primary	XXX	$XXX
456989532	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/03: Appraisal not provided	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
											D	No	No	Missing	IL	2/XX/2006	Refinance	Primary	XXX	$XXX
456989447	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/01: Appraisal not provided	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											D	No	No	Missing	IL	7/XX/2006	Refinance	Primary	XXX	$XXX
456989506	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
											D	No	No	Missing	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
456989587	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
COMMENT: 2022/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											B	Yes	Yes	Final HUD1	IL	3/XX/2007	Refinance	Primary	XXX	$XXX
456989246	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											D	No	No	Missing	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
456989582	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/03: Appraisal not provided	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	Yes	No	Missing	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
456989456	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/02: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	VA	10/XX/2006	Refinance	Primary	XXX	$XXX
456989265	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2
											B	No	Yes	HELOC Agreement	MI	10/XX/2003	Refinance	Primary	XXX	$XXX
456989525	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	3/XX/2006	Purchase	Primary	XXX	$XXX
456989372	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989565	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
456989581	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	Final HUD1	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989423	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2023/XX/18: Appraisal not provided.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2006	Purchase	Primary	XXX	$XXX
456989544	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	HUD1, not signed or stamped	VA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989385	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2
											B	No	Yes	HUD1, not signed or stamped	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
456989305	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	CA	12/XX/2005	Purchase	Primary	XXX	$XXX
456989373	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	No	Yes	Final HUD1	VA	3/XX/2007	Purchase	Primary	XXX	$XXX
456989555	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	6/XX/2004	Purchase	Primary	XXX	$XXX
456989405	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
456989554	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
456989268	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	CA	10/XX/2006	Purchase	Primary	XXX	$XXX
456989574	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	HELOC Agreement	CA	10/XX/2007	Purchase	Primary	XXX	$XXX
456989300	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	No	HELOC Agreement	VA	6/XX/2005	Purchase	Primary	XXX	$XXX
456989288	XXX	XXX	XXX	1		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		1			A	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989335	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2005	Purchase	Primary	XXX	$XXX
456989440	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/21: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/21: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											D	Yes	Yes	Estimated HUD1	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
456989562	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MD	6/XX/2006	Purchase	Primary	XXX	$XXX
456989261	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
456989360	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	HUD1, not signed or stamped	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989540	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
456989487	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 6/XX/2003 12:00:00 AM. - EV2
											B	Yes	No	HELOC Agreement	NY	6/XX/2003	Refinance	Primary	XXX	$XXX
456989267	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
456989256	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Note Error: Principal and interest payment is blank. - EV3	*** (OPEN) Note Error: Principal and interest payment is blank. COMMENT: 2023/XX/21: The note references the payment schedule being in the Disclosure Statement, however a copy of this document was not located.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MD	3/XX/2007	Purchase	Primary	XXX	$XXX
456989285	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	No	Yes	HELOC Agreement	CA	6/XX/2006	Purchase	Primary	XXX	$XXX
456989377	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
456989595	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	FL	2/XX/2007	Purchase	Primary	XXX	$XXX
456989395	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	No	Yes	Final HUD1	TN	11/XX/2007	Purchase	Primary	XXX	$XXX
456989455	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989502	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Purchase	Primary	XXX	$XXX
456989262	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	No	Final HUD1	CA	4/XX/2007	Purchase	Primary	XXX	$XXX
456989282	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/17: TIL itemization did not disclose a Recording Service Fee of $XXX as a prepaid finance charge and disclosed a Flood Certification Fee of $XXX and Final HUD reflects $XXX.
											B	No	Yes	Final HUD1	LA	9/XX/2004	Purchase	Primary	XXX	$XXX
456989503	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	11/XX/2005	Purchase	Primary	XXX	$XXX
456989312	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	4/XX/2007	Purchase	Primary	XXX	$XXX
456989402	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2023/XX/15: Loan file does not contain any origination documentation.	D		No
456989518	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2
											B	Yes	No	HELOC Agreement	DC	12/XX/2007	UTD	Primary	XXX	$XXX
456989294	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/27: Finance Charge Variance of $XXX is due to difference in lender's accepted payment stream as per final til and actual calculated payment stream.
											B	Yes	Yes	Final HUD1	MI	3/XX/2007	Refinance	Primary	XXX	$XXX
456989318	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of 10.00000%/$XXX exceeds state maximum of 6% or $XXX whichever is greater. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989548	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/27: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	No	Yes	Final HUD1	MD	5/XX/2006	Purchase	Primary	XXX	$XXX
456989412	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	Final HUD1	CA	9/XX/2005	Purchase	Primary	XXX	$XXX
456989342	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/20: TIL itemization did not disclose an Loan Tie In Fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989340	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/19: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											D	Yes	Yes	HUD1, not signed or stamped	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
456989353	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2006	Refinance	Primary	XXX	$XXX
456989482	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006 12:00:00 AM. - EV2
											B	No	Yes	HUD1, not signed or stamped	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
456989448	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2007	Purchase	Primary	XXX	$XXX
456989416	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	CA	6/XX/2006	Purchase	Primary	XXX	$XXX
456989584	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Purchase	Primary	XXX	$XXX
456989543	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/19: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	IL	5/XX/2007	Purchase	Primary	XXX	$XXX
456989347	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/23: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	No	Final HUD1	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
456989266	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower - EV1

*** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold) - EV1

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 16.62261% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XXX (2007). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or 8.62261%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): California Covered Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice. - EV1

*** (CLEARED) (State High Cost Provision) California Covered Loan (Ability to Repay not Verified): California Covered Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) (State High Cost Provision) California Covered Loan (Impermissible Prepayment Penalty): California Covered Loan: Mortgage loan contains an impermissible prepayment penalty. - EV1

*** (CLEARED) (State High Cost) California Covered Loan (Points and Fees): California Anti-Predatory Lending Statute: Points and Fees on subject loan of 15.94818% is in excess of the allowable maximum of  6.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 9.94818%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Federal HOEPA Ability to Repay Reliable Documentation: Truth in Lending Act (HOEPA): Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV1

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/29: Finance charge under disclosure is due to mismatch in fee between TIL itemization and HUD-1
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456989281	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
456989542	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Purchase	Primary	XXX	$XXX
456989343	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw. - EV2
											B	No	No	HELOC Agreement	CA	7/XX/2005	Purchase	Primary	XXX	$XXX
456989564	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	HELOC Agreement	CA	2/XX/2005	Purchase	Primary	XXX	$XXX
456989264	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 9/XX/2005 12:00:00 AM. - EV2
											B	No	Yes	HELOC Agreement	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
456989367	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
456989418	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/20: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/20: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	CA	12/XX/2006	Purchase	Primary	XXX	$XXX
456989547	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/20: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/20: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456989572	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 1/XX/2007 12:00:00 AM. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2023/XX/20: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2023/XX/20: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2023/XX/20: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
456989255	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2005	Purchase	Primary	XXX	$XXX
456989590	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	No	HELOC Agreement	CA	8/XX/2005	Purchase	Primary	XXX	$XXX
456989567	XXX	XXX	XXX	2				2	*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2		B	Yes	No	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
456989284	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CANCELLED) (State High Cost Disclosure) California Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided): California Covered Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice. - EV1

*** (CANCELLED) (State High Cost Disclosure) California Covered Loan (Prepayment Penalty Disclosure): California Covered Loan: Lender did not disclose the terms of the prepayment penalty, rates, points and fees available to borrower for accepting a loan with a prepayment penalty. - EV1

*** (CANCELLED) (State High Cost Provision) California Covered Loan (Ability to Repay not Verified): California Covered Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CANCELLED) (State High Cost Provision) California Covered Loan (Borrower Not Offered Product Without PPP): California Covered Loan: Borrower not offered a similar product without a prepayment penalty. - EV1

*** (CANCELLED) (State High Cost Provision) California Covered Loan (Financed Fees Exceeds Threshold): California Covered Loan: Lender financed points and fees in excess of the greater of 6% or $XXX. - EV1

*** (CANCELLED) (State High Cost) California Covered Loan (Points and Fees): California Anti-Predatory Lending Statute: Points and Fees on subject loan of 10.41723% is in excess of the allowable maximum of  6.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 4.41723%).  Non-Compliant High Cost Loan. - EV1

*** (CANCELLED) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 06/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
										*** (OPEN) Missing Document: HUD-1 Addendum not provided COMMENT: 2023/XX/17: Fees from section 800 and 1100 have been entered "Purpose not disclosed".	D	Yes	Yes	Final HUD1	CA	7/XX/2006	Purchase	Primary	XXX	$XXX
456989328	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	IN	12/XX/2006	Purchase	Primary	XXX	$XXX
456989381	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
456989310	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	GA	3/XX/2005	Purchase	Primary	XXX	$XXX
456989296	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989348	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
											B	No	Yes	HELOC Agreement	CA	5/XX/2004	Purchase	Primary	XXX	$XXX
456989334	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (Aggregate Amount Disclosure Not Provided): Massachusetts High-Cost Loan: Aggregate Amount Disclosure not provided to borrower. - EV1

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (APR Disclosure Not Provided): Massachusetts High-Cost Loan: APR Disclosure not provided to borrower. - EV1

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (Consumer Caution Notice Not Provided): Massachusetts High-Cost Loan:  Consumer Caution Notice not provided to borrower. - EV1

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Disclosure Not Provided Timely): Massachusetts High-Cost Loan:  HOEPA disclosure not received by Borrower(s) at least three (3) business days prior to transaction date. - EV1

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Total Cost Disclosure Not Provided): Massachusetts High-Cost Loan: Total Cost to Borrower Disclosure not provided to borrower. - EV1

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (Notice to Assignee Not Provided): Massachusetts High-Cost Loan: Creditor did not provide required Notice to Assignee to purchaser or assignee of high-cost loan. - EV1

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (Shop Around Notice Not on Loan Application): Massachusetts High-Cost Loan: Loan application does not contain required "Shop Around" statement above signature line. - EV1

*** (CLEARED) (State High Cost Provision) Massachusetts High-Cost Loan (Ability to Repay not Verified): Massachusetts High-Cost Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) (State High Cost Provision) Massachusetts High-Cost Loan (Balloon Feature): Massachusetts High-Cost Loan:  Mortgage loan contains an impermissible balloon payment. - EV1

*** (CLEARED) (State High Cost) Massachusetts High-Cost Loan (Points and Fees): Massachusetts Predatory Home Loan Practices Act and Regulations: Points and Fees on subject loan of 7.48970% is in excess of the allowable maximum of the greater of 5.00000% of the Total Loan Amount and $XXX (2007). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or 2.48970%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 06/XX/2007 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 07/XX/2007, 06/XX/2007. - EV1

*** (CLEARED) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV1

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1

*** (CLEARED) (State High Cost Disclosure) Massachusetts High-Cost Loan (High Cost Disclosure Not Provided Timely): Massachusetts High-Cost Loan:  HOEPA disclosure not received by Borrower(s) at least three (3) business days prior to transaction date.
COMMENT: 2023/XX/13: Massachusetts High-Cost Loan: HOEPA disclosure not received by Borrower(s) at least three (3) business days prior to transaction date.

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/13: TIL itemization did not include Flood Cert fee $XXX, Courier fee $XXX Tax service fee $XXX Courier/Wire fee $XXX Prepaid Interest $XXX, Attorney's fee %290 and Underwriting fee $XXX.
											B	Yes	Yes	Final HUD1	MA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989336	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
456989591	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989309	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2007	Purchase	Primary	XXX	$XXX
456989515	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	HELOC Agreement	CA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989498	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	No	HELOC Agreement	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989359	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											B	Yes	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
456989450	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2
											B	Yes	No	HELOC Agreement	AR	12/XX/2007	Refinance	Primary	XXX	$XXX
456989478	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2006	Purchase	Primary	XXX	$XXX
456989470	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2007	UTD	UTD	XXX	$XXX
456989493	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 2/XX/2008 12:00:00 AM. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	2/XX/2008	Refinance	UTD	XXX	$XXX
456989561	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989452	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
456989320	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	3/XX/2007	UTD	UTD	XXX	$XXX
456989560	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	IN	8/XX/2007	Purchase	Primary	XXX	$XXX
456989270	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007 12:00:00 AM. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
456989293	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
456989453	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	Yes	Yes	Final HUD1	TN	6/XX/2007	Refinance	Primary	XXX	$XXX
456989417	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
456989576	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
456989408	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	HELOC Agreement	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989326	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	Final HUD1	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989441	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
											B	Yes	Yes	Final HUD1	CA	12/XX/2007	Refinance	Primary	XXX	$XXX
456989289	XXX	XXX	XXX	2				2
*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	HUD1, not signed or stamped	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
456989512	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2005	Purchase	Primary	XXX	$XXX
456989379	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/29: Appraisal not provided.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	WI	7/XX/2007	Refinance	Primary	XXX	$XXX
456989273	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AR	4/XX/2006	Purchase	Primary	XXX	$XXX
456989356	XXX	XXX	XXX	3		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete COMMENT: 2024/XX/11: Note is a DPA loan and does not disclose the maturity date. *** (OPEN) Missing Valuation: COMMENT: 2024/XX/11: Appraisal not provided.	3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/10: Loan is a DPA that does not state the maturity date on the note and compliance testing cannot be run without the maturity date. Only other origination docs contained in the file are the title and security instrument.
											D		No	Missing	CA	2/XX/2007	Purchase	UTD	XXX	$XXX
456989570	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	TN	3/XX/2002	Purchase	Primary	XXX	$XXX
456989488	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	No	Yes	Final HUD1	TN	3/XX/2006	Purchase	Primary	XXX	$XXX
456989292	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Late Charge Percent and Amount Testing: Ohio Late Charge: Note late charge of 10.00000%/$XXX exceeds state maximum of 5% or $XXX whichever is greater. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	OH	11/XX/2006	Purchase	Primary	XXX	$XXX
456989531	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/03: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	VA	8/XX/2007	Purchase	Primary	XXX	$XXX
456989459	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	IL	2/XX/2007	Purchase	Primary	XXX	$XXX
456989274	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989301	XXX	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/08: Appraisal not provided.	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	MA	6/XX/2007	Refinance	Primary	XXX	$XXX
456989465	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											D	Yes	Yes	Estimated HUD1	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989592	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Texas Interest Rate <= 10% Late Charge Percent Testing: Texas Late Charge: Note late charge of $XXX exceeds state maximum of 5% or $XXX, whichever is greater. - EV2
											B	No	Yes	Final HUD1	TX	6/XX/2006	Purchase	Primary	XXX	$XXX
456989341	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
456989248	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/09: Appraisal not provided.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/09: TIL itemization did not disclose Email/E-doc Fee of $XXX and Settlement/Closing Fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	CO	10/XX/2006	Purchase	Primary	XXX	$XXX
456989585	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005 12:00:00 AM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	HELOC Agreement	NY	7/XX/2005	Refinance	Primary	XXX	$XXX
456989324	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.82911% is in excess of the allowable maximum of  5.00000% of the Original Line Limit. FNMA Finance Charge total $XXX on a Original Line Limit of $XXX vs. an allowable total of $XXX (an overage of $XXX or .82911%). - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	VA	7/XX/2006	Refinance	Primary	XXX	$XXX
456989263	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	WI	11/XX/2004	Purchase	Primary	XXX	$XXX
456989306	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	MO	4/XX/2005	Purchase	Primary	XXX	$XXX
456989247	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	4/XX/2005	Refinance	Primary	XXX	$XXX
456989411	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	No	Final HUD1	NV	5/XX/2005	Purchase	Primary	XXX	$XXX
456989368	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	OH	6/XX/2005	Purchase	Primary	XXX	$XXX
456989589	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
456989365	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	NV	9/XX/2005	Purchase	Second Home	XXX	$XXX
456989433	XXX	XXX	XXX	2				2
*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	AL	8/XX/2006	Purchase	Primary	XXX	$XXX
456989457	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2006	Purchase	Primary	XXX	$XXX
456989295	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	GA	9/XX/2005	Purchase	Primary	XXX	$XXX
456989536	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 3/XX/2006 12:00:00 AM. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2024/XX/04: RTC is not signed
											B	No	No	HELOC Agreement	CA	3/XX/2006	Refinance	UTD	XXX	$XXX
456989511	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Balloon Statement: HELOC Agreement with terms providing a balloon payment does include a statement indicating that paying only the minimum periodic payments may not repay any of the principal or may repay less than the outstanding balance which could result in a balloon payment. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	HELOC Agreement	UT	12/XX/2005	Refinance	UTD	XXX	$XXX
456989380	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	No	Yes	Final HUD1	LA	6/XX/2004	Purchase	Primary	XXX	$XXX
456989594	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
											B	No	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989346	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	GA	10/XX/2006	Purchase	Primary	XXX	$XXX
456989524	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/2006	Purchase	Primary	XXX	$XXX
456989549	XXX	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	GA	1/XX/2007	Purchase	Primary	XXX	$XXX
456989303	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Kentucky Late Charge Grace Period Test: Unable to determine if grace period meets state minimum due to missing information. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006 12:00:00 AM. - EV2
											B	No	No	HELOC Agreement	KY	11/XX/2006	Refinance	Primary	XXX	$XXX
456989546	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/10: Appraisal not provided.	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2024/XX/05: Signature Date is missing
											B	No	No	HELOC Agreement	MO	3/XX/2007	Refinance	Primary	XXX	$XXX
456989415	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
											B	Yes	Yes	HELOC Agreement	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
456989471	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	No	Final HUD1	NJ	11/XX/2005	Purchase	Primary	XXX	$XXX
456989497	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MD	7/XX/2006	Purchase	Primary	XXX	$XXX
456989556	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	GA	9/XX/2006	Purchase	Primary	XXX	$XXX
456989344	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	No	No	Missing	NV	12/XX/2006	Purchase	Primary	XXX	$XXX
456989352	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	DC	10/XX/2006	Purchase	Primary	XXX	$XXX
456989552	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2006	Purchase	Primary	XXX	$XXX
456989479	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2006	Purchase	Primary	XXX	$XXX
456989445	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2006	Purchase	Primary	XXX	$XXX
456989354	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	NV	8/XX/2006	Purchase	Primary	XXX	$XXX
456989586	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	8/XX/2006	Purchase	Primary	XXX	$XXX
456989369	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	SC	7/XX/2006	Purchase	Investment	XXX	$XXX
456989403	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	MA	5/XX/2006	Purchase	Primary	XXX	$XXX
456989601	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  Stamped Title Company Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/19: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
											D	Yes	Yes	Stamped Title Co. Closing Statement	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
456989431	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	VA	6/XX/2006	Purchase	Primary	XXX	$XXX
456989279	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2006	Purchase	Primary	XXX	$XXX
456989537	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	MD	8/XX/2006	Purchase	Primary	XXX	$XXX
456989454	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	10/XX/2006	Purchase	Primary	XXX	$XXX
456989350	XXX	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CT	9/XX/2006	Purchase	Primary	XXX	$XXX
456989462	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	OH	11/XX/2006	Purchase	Primary	XXX	$XXX
456989362	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	CO	8/XX/2006	Purchase	Primary	XXX	$XXX
456989419	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
456989409	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	AL	9/XX/2006	Purchase	Primary	XXX	$XXX
456989316	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2006	Purchase	Primary	XXX	$XXX
456989382	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	TX	8/XX/2006	Purchase	Primary	XXX	$XXX
456989514	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2006	Purchase	Primary	XXX	$XXX
456989357	XXX	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989390	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	10/XX/2006	Purchase	Primary	XXX	$XXX
456989399	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	VA	6/XX/2006	Purchase	Primary	XXX	$XXX
456989602	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/25: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	1
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7561) - EV1
										*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2025/XX/25: Initial 1003 is missing.	B	Yes	No		CA	2/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989603	XXX	XXX	XXX	3	3	*** (OPEN) The Flood Insurance Policy effective date is after the Note Date. - EV3		1			A	Yes	No		NJ	12/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989604	XXX	XXX	XXX	1	1			1			A	No	No		TN	11/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989605	XXX	XXX	XXX	1	1			1			A	No	No		MN	1/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989606	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Interest rate discrepancy. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2025/XX/26: W-2 is missing for the borrower's income per the Aus. *** (OPEN) Income documentation requirements not met. COMMENT: 2025/XX/25: 2 years income details not provided for borrower wage income.	1			A	No	No		TX	11/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989607	XXX	XXX	XXX	1	1	*** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/07: Calculated investor qualifying total debt ratio of 46.56342% exceeds AUS total debt ratio of 44.00000%. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/25: Most recent valuation inspection is dated prior to the most recent FEMA disaster.	1
*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1

*** (CLEARED) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 45.94827% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CANCELLED) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2024 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/02/XX/2024) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2025/XX/07: The calculated DTI exceeds the AUS maximum allowable.

*** (CLEARED) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 45.94827% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/07: DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 46.56342% moderately exceeds the guideline maximum of 45.00%.

*** (CANCELLED) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2024 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/02/XX/2024)
COMMENT: 2025/XX/07: Seller paid fees were not disclosed on the CD.
											A	Yes	No		FL	2/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989608	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Missing Document: Bankruptcy Documents not provided COMMENT: 2025/XX/26: Bankruptcy documents missing in loan file. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/25: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	No		FL	3/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989609	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2024)
COMMENT: 2025/XX/25: No evidence of appraisal being sent to borrower at or before closing.
											B	No	No		FL	4/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989610	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/25: The subject property is located in FEMA disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	No		CA	10/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989611	XXX	XXX	XXX	1	1			1			A	No	No		TN	11/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989612	XXX	XXX	XXX	3	3
*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3

*** (OPEN) Missing Document: HOA Questionnaire not provided - EV3

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX - EV1

*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2025/XX/07: The calculated total debt differs from the total debt disclosed on the final AUS in the amount of $XXX.

*** (OPEN) Missing Document: HOA Questionnaire not provided
COMMENT: 2025/XX/25: HOA Questionnaire is missing in file.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2025/XX/07: Received only 1 bank statement as per LP required 2 months of statements. Provide the additional bank statement for the account ending XXX, XXX, XXX, XXX and XXX.

*** (CLEARED) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Institution: XXX // Account Type: Certificate of Deposit (CD) / Account Number: XXX
COMMENT: 2025/XX/07: Received only 1 bank statement as per LP required 2 months of statements. Provide the additional bank statement for the account ending XXX, XXX, XXX, XXX and XXX.
								2
*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
COMMENT: 2025/XX/25: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
											B	No	No		FL	10/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989613	XXX	XXX	XXX	3	3	*** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) COMMENT: 2025/XX/25: FHA - Real Estate Certification (Government Documents): FHA - Real Estate Certification is missing. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/25: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 01/XX/2024 did not disclose an accurate Index as reflected on the Note. (Final/01/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2738516) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2738515) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2738514) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2738513) - EV2

*** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2024 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/01/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2738513) - EV2

*** (OPEN) TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 01/XX/2024 did not disclose an accurate Index as reflected on the Note. (Final/01/XX/2024)
COMMENT: 2025/XX/25: Adjustable Interest Rate Table: Final Closing Disclosure provided on 01/XX/2024 did not disclose an accurate Index as reflected on the Note.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2738516)
COMMENT: 2025/XX/27: Discrepancy is due to CDD taxes amount being higher of $XXX yearly $XXX monthly per tax cert, than what is stated for escrow of $XXX yearly $XXX monthly.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2738515)
COMMENT: 2025/XX/27: Discrepancy is due to CDD taxes amount being higher of $XXX yearly $XXX monthly per tax cert, than what is stated for escrow of $XXX yearly $XXX monthly.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2738514)
COMMENT: 2025/XX/27: Discrepancy is due to CDD taxes amount being higher of $XXX yearly $XXX monthly per tax cert, than what is stated for escrow of $XXX yearly $XXX monthly.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2024 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2738513)
COMMENT: 2025/XX/27: Discrepancy is due to CDD taxes amount being higher of $XXX yearly $XXX monthly per tax cert, than what is stated for escrow of $XXX yearly $XXX monthly.

*** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2024 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/01/XX/2024)
COMMENT: 2025/XX/25: Final Closing Disclosure provided on 01/XX/2024 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
											B	Yes	No		FL	1/XX/2024	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
456989614	XXX	XXX	XXX	2	1			2
*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 04/XX/2024. (XXX XXX/Schedule C) - EV2

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 04/XX/2024. (XXX XXX/Schedule C) - EV2

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 04/XX/2024. (XXX XXX/Schedule C)
COMMENT: 2025/XX/26: File is missing most recent tax returns (1040), 2023.

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 04/XX/2024. (XXX XXX/Schedule C)
COMMENT: 2025/XX/26: File is missing most recent tax returns (1040), 2023.
											B	No	No		FL	8/XX/2024	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989621	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	No	Yes	Final HUD1	MI	2/XX/2009	Purchase	Primary	XXX	$XXX
456989623	XXX	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	No	Yes	Final HUD1	FL	3/XX/2006	Purchase	Primary	XXX	$XXX
456989627	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2025/XX/01: Business purpose loan. No guidelines provided.	D		No
456989629	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2023) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2022) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2025/XX/02: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2025/XX/02: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2025/XX/02: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2023)
COMMENT: 2025/XX/02: Missing Doc Tracker Summary for CD issued on 01/XX/2023

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2022)
COMMENT: 2025/XX/02: Initial LE was not provided within 3 days of Initial application date.
											C	No	No		FL	1/XX/2023	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
456989633	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/02: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2025/XX/02: Loan is considered High Priced Loan.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2025/XX/02: File does not contain a valid COC for this fee, cure not provided at closing.
											C	Yes	No		FL	2/XX/2024	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
456989635	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2024 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/04/XX/2024) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.35678% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .35678%). - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7517) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75215) - EV1

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2024 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/04/XX/2024)
COMMENT: 2025/XX/04: Final Closing Disclosure provided on 04/XX/2024 did not disclose the required Lender Contact Information; Contact Name and Contact NMLS ID.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/23: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail due to loan failing Points and Fees.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.35678% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .35678%).
COMMENT: 2025/XX/23: Points and Fees on subject loan of 3.35678% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .35678%).
											B	Yes	No		FL	4/XX/2024	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989637	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3
*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2025/XX/03: Sufficient assets were not verified to cover required cash to close and guideline required two months PITI reserves.

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2025/XX/03: Representative FICO score of 663 is less than Guideline representative FICO score of 680.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2025/XX/02: XXX uses XXX’s definition of acceptable coverage. XXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2025/XX/02: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR)

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2025/XX/03: Sufficient assets were not verified to cover cash required to close and guideline required two months PITI reserves.
											C	Yes	No		FL	3/XX/2024	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456989654	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2025/XX/27: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	2	*** (OPEN) Loan Estimate: Dates are not in chronological order.: Date Issued: 09/XX/2024 - EV2
*** (OPEN) Loan Estimate: Dates are not in chronological order.: Date Issued: 09/XX/2024
COMMENT: 2025/XX/28: Dates are not in chronological order. Date Issued is 09/XX/2024 and signed date is 09/XX/2024.
											B	Yes	No		CA	9/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989657	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/27: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  9.41000%. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.93765% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.93765%). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/27: Loan Designation mismatch due to points and fees exceeding the QM threshold.

*** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  9.41000%.
COMMENT: 2025/XX/27: APR of XXX% on subject loan is greater than QM threshold of 9.41%.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.93765% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.93765%).
COMMENT: 2025/XX/27: Points and Fees on subject loan of 4.93765% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX
											C	Yes	No		FL	11/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989658	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/27: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required *** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2025/XX/27: The file is missing Final Application 1003.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.26871%, LTV/CLTV: XXX%/XXX%, Credit Score: 696, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  9.84000%. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2024) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/27: Loan Designation determined to be ATR Risk due to incorrect qualification method as well as missing guidelines (AUS Approve/Ineligible provided in the file).

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.26871%, LTV/CLTV: XXX%/XXX%, Credit Score: 696, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2025/XX/27: AUS Approve/Ineligible provided in the file. Missing guidelines.

*** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  9.84000%.
COMMENT: 2025/XX/27: QM APR on subject loan of XXX% is equal to or greater than the threshold of 9.84000%.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2025/XX/27: Documentation in file reflects qualification method of Note Rate (Note Rate + 2% indicated with qualifying rate of 9.75%). Testing determined qualification method of "greater of the fully indexed rate or Note rate".
											C	Yes	No		TX	5/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	ATR Risk
456989659	XXX	XXX	XXX	1	1			1			A	Yes	No		TX	10/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989660	XXX	XXX	XXX	3	3	*** (OPEN) Security Instrument is not signed by borrower(s). - EV3	*** (OPEN) Security Instrument is not signed by borrower(s). COMMENT: 2025/XX/26: Security Instrument is not signed by borrowers need a signed and notarized copy.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.01681% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .01681%). - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2023) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2023) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/26: Loan Designation mismatch due to Loan has failed QM Points and Fees testing.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.01681% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .01681%).
COMMENT: 2025/XX/26: Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX an overage of $XXX or .01681%.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2023)
COMMENT: 2025/XX/26: Closing Disclosure  is required to be delivered to borrower with 3 business days  prior to closing.
											C	Yes	No		FL	10/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989661	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/27: Need a post disaster property inspection report showing no damage to the subject property.	1			A	Yes	No		TN	9/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989662	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/28: The latest dated appraisal inspection date is XX/XX/XXXX. There was a FEMA disaster dated XX/XX/XXXX. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2023) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75174) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2023)
COMMENT: 2025/XX/28: Appraisal Report dated 11/XX/2023, missing evidence of receipt.
											B	Yes	No		TX	12/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989650	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Subordination Agreement not provided - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/17: AUS required Mortgage Insurance but was not provided. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/05: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Loan. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (CLEARED) General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 188.08% significantly exceeds the guideline maximum of 44.94%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2022/XX/05: AUS required MI; no evidence of MI provided.

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
COMMENT: 2022/XX/05: Disclosure was provided at closing.

*** (CLEARED) General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 188.08% significantly exceeds the guideline maximum of 44.94%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2022/XX/17: Due to all DU requirements not being met (MI missing), the balloon payment is used to qualify for the 2nd mortgage.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/17: Due to all DU requirements not being met (MI missing), the balloon payment is used to qualify for the 2nd mortgage.
											C	Yes	No		OK	5/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
456989646	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/17: The Subject property is located in a FEMA Disaster Area A post-Disaster inspection verifying there was no damage to the subject property is required. *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. COMMENT: 2023/XX/19: Final Title Policy not provide.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12768588) - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.23297% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .23297%). - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2020) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/17: The provided originator loan designation is Temp SHQM, but the loan failed QM Points and Fees testing which resulted in a Due Diligence Loan Designation of Non QM.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12768588)
COMMENT: 2023/XX/17: Current employment was verified as required by the AUS, but the loan failed QM Points and Fees testing which caused the loan to default test to QM requirements.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.23297% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .23297%).
COMMENT: 2023/XX/17: Points and Fees on subject loan of 3.23297% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .23297%).

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2020)
COMMENT: 2023/XX/17: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
											C	Yes	No		FL	2/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456989648	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 07/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 07/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/XX/2016)
COMMENT: 2022/XX/23: Final Closing disclosure did not indicate any seller paid fees.
											B	Yes	No		NY	7/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989644	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NJ	12/XX/2009	Purchase	Primary	XXX	$XXX
456989643	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	DE	4/XX/2009	Refinance	Primary	XXX	$XXX
456989651	XXX	XXX	XXX	1		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			A	No	Yes	Final HUD1	GA	6/XX/2001	Purchase	Primary	XXX	$XXX
456989649	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	GA	8/XX/2009	Purchase	Primary	XXX	$XXX
456989645	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. HELOC Initial Draw Date of 07/XX/2014 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014) - EV2
											B	No	Yes	HELOC Agreement	CT	7/XX/2014	Refinance	Investment	XXX	$XXX
456989631	XXX	XXX	XXX	2	1			2
*** (WAIVED) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.09235% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .09235%). - EV2

*** (WAIVED) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588) - EV2

*** (CANCELLED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2021 not accurate. (Final/10/XX/2021) - EV1

*** (WAIVED) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.09235% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .09235%).
COMMENT: 2021/XX/28: QM Points and Fees threshold exceeded by $XXX or .09235%.  Lender to issue refund of overage to borrower.  Lender to provide copy of refund check and proof of delivery.  Provide payment history of loan verifying loan is not 60 days delinquent.

*** (WAIVED) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2021/XX/28: Non-QM

*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7588)
COMMENT: 2022/XX/18: Attorney Review Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CANCELLED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2021 not accurate. (Final/10/XX/2021)
COMMENT: 2022/XX/13: HOA dues are not escrowed at $XXX
											B	Yes	No		TX	10/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989638	XXX	XXX	XXX	1	1			1			A	Yes	No		FL	12/XX/2023	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989642	XXX	XXX	XXX	2	1			2
*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2024) - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2024)
COMMENT: 2024/XX/13: Verification appraisal was delivered to borrower was not provided.
											B	No	No		AZ	6/XX/2024	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989619	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											B	No	Yes	Final HUD1	OK	3/XX/2005	Purchase	Primary	XXX	$XXX
456989620	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2011	Purchase	Primary	XXX	$XXX
456989622	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
456989640	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	10/XX/2006	Refinance	Primary	XXX	$XXX
456989639	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
											B	No	Yes	Final HUD1	MD	5/XX/2005	Purchase	Primary	XXX	$XXX
456989618	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
456989771	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2011	Refinance	Primary	XXX	$XXX
456989773	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	OR	8/XX/2003	Refinance	Primary	XXX	$XXX
456989769	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	NY	3/XX/2004	Purchase	Primary	XXX	$XXX
456989770	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2011, prior to three (3) business days from transaction date of 09/XX/2011. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2011	Refinance	Primary	XXX	$XXX
456989772	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	PA	5/XX/2007	Refinance	Primary	XXX	$XXX
456989166	XXX	XXX	XXX	2	2	*** (OPEN) Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. - EV2	*** (OPEN) Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. COMMENT: 2025/XX/02: Evidence of Taxpayer Consent is Missing and Taxpayer documentation is present.	2
*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2020) - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application. - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2025/XX/02: No evidence Right to receive copy of appraisal was delivered to borrower within 3 business days from application date.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2020)
COMMENT: 2025/XX/02: Loan estimate was not delivered to borrower within 3 business days of loan application.

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
COMMENT: 2025/XX/02: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three business days of  receipt of the loan application.
											B	Yes	No		WA	3/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989744	XXX	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3

*** (OPEN) Missing Document: Gift Letter not provided - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2021 - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2025/XX/02: Two most recent bank statements including all pages are missing from XXX and XXX.  Gift letters are missing for the $XXX and $XXX gifts.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2025/XX/03: Assets were not verified as required.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2025/XX/02: E-sign Consent Agreement not provided.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2025/XX/02: 2020 and 2021 tax returns including all schedules to support Sole Proprietor income and re-verification of employment performed within 10 business days of the note date to verify wage employment are missing.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2025/XX/02: 2020 and 2021 tax returns including all schedules to support Sole Proprietor income and re-verification of employment performed within 10 business days of the note date to verify wage employment are missing.

*** (OPEN) Missing Document: Account Statements - Personal not provided
COMMENT: 2025/XX/02: Two most recent bank statements including all pages as required by the AUS are missing from XXX and XXX.

*** (OPEN) Missing Document: Gift Letter not provided
COMMENT: 2025/XX/02: Gift letter not provided.

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2025/XX/02: Verification of Non-US Citizen Status document not provided.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2021
COMMENT: 2025/XX/02: This file was missing a copy of VVOE.  Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided
COMMENT: 2025/XX/02: Mortgage Insurance Certificate not provided.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2022) - EV2

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list or required counseling disclosure language per Maryland HB 1399. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73133) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/02: Income and assets were not verified as required by the AUS which caused the loan to test to standard QM requirements and fail QM (APOR).

*** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2025/XX/03: 2020 and 2021 tax returns including schedule C's to support Sole Proprietor income are missing.

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/02: Bank statements not provided in file.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2025/XX/02: Income and asset documentation does not meet AUS requirements which caused the loan to test as QM risk.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2025/XX/02: Rate lock date not provided.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2022)
COMMENT: 2025/XX/02: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list or required counseling disclosure language per Maryland HB 1399.
COMMENT: 2025/XX/02: MD State Counseling Agencies Missing

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2025/XX/02: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
COMMENT: 2025/XX/02: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure ..

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73133)
COMMENT: 2025/XX/02: Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
											C	Yes	No		MD	5/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989745	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2025/XX/02: Mortgage Insurance Certificate (MIC) was not provided.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2025/XX/03: The AUS requires two years business and personal tax returns for businesses in existence less than 5 years. Only 2021 business and personal returns were provided.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2025/XX/03: No evidence was provided that the business has been in existence 5 or more years.  Therefore, two years tax returns are required to be provided.  However, only 2021 business and personal returns were provided.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - Partnership: General QM: Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2023) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2023 are overdisclosed. (Final/04/XX/2023) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7548) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/02: The AUS requires two years business and personal tax returns for businesses in existence less than five years.  However, only 2021 returns were provided which caused the loan to fail QM(APOR).

*** (OPEN) General QM Provision Income and Assets - Partnership: General QM: Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2025/XX/03: The AUS requires two years business and personal tax returns for businesses in existence less than five years.  However, only 2021 returns were provided which caused the loan to default to QM requirements.

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/03: The AUS requires two years personal and business tax returns for businesses in existence less than five years.  Evidence business has been active five or more years is missing which caused the loan to default to QM requirements.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2025/XX/03: The AUS requires two years personal and business tax returns for businesses in existence less than five years.  Evidence business has been active five or more years is missing which caused the loan to default to QM requirements.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2023)
COMMENT: 2025/XX/02: Appraisal Report dated 3/XX/2023, missing evidence of receipt.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2025/XX/02: Recording fee increased on the CD dated 3/XX/2023. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7548)
COMMENT: 2025/XX/02: Fee added on the CD dated 3/XX/2023.  A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/02: Fee increased on the CD dated 3/XX/2023.  A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure provided.
											C	Yes	No		CA	4/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989746	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2024). (Final/03/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2024 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2804369) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2024).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2024) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2024)
COMMENT: 2025/XX/02: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2024). (Final/03/XX/2024)
COMMENT: 2025/XX/02: Disclosed Finance charge is $XXX. Calculated Finance charge is $XXX. Variance of $XXX.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2024 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2804369)
COMMENT: 2025/XX/02: Final Closing Disclosure provided on 03/XX/2024 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2024).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2024)
COMMENT: 2025/XX/02: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)
COMMENT: 2025/XX/02: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXX exceeds tolerance of $XXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.
											B	Yes	No		IL	3/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989747	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/02: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2024) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2024 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2024) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2024)
COMMENT: 2025/XX/02: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2025/XX/02: List of Homeownership Counseling Organizations not provided to applicant within three business days

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2024 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2024)
COMMENT: 2025/XX/02: Closing Disclosure Issue Date Not Provided

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2024)
COMMENT: 2025/XX/02: Closing Disclosure not provided to Borrower at least three business days prior to closing.
											B	Yes	No		FL	4/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989748	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) REO Documents are missing.: Address: XXX, FL COMMENT: 2025/XX/04: Hazard Insurance Verification for XXX. not provided.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp) - EV2

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2024 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2024) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2025/XX/02: Rate lock document is missing in the file

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp)
COMMENT: 2025/XX/02: The business or personal tax returns provided are not the most recent. Application Date 05/XX/2024, Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp)
COMMENT: 2025/XX/02: The business or personal tax returns provided are not the most recent. Application Date 05/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2024 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2024)
COMMENT: 2025/XX/02: Final Closing Disclosure provided on 06/XX/2024 did not disclose the required Lender NMLS ID.
											B	Yes	No		FL	6/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989749	XXX	XXX	XXX	3	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2024) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2024)
COMMENT: 2025/XX/02: Evidence of appraisal receipt not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104)
COMMENT: 2025/XX/02: Insufficient or no cure was provided to the borrower for Zero percent fee tolerance exceeded for Appraisal Fee Amount of $XXX exceeds tolerance of $XXX.
											B	Yes	No		MO	7/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989750	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL, Address: XXX, VA, Address: XXX, CA - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/02: Lease agreement is required for XXX. *** (OPEN) REO Documents are missing.: Address: XXX, FL, Address: XXX, VA, Address: XXX, CA COMMENT: 2025/XX/02: Lease agreement and HOA document is missing.	1			A	No	No		VA	9/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989751	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, UT - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2025/XX/03: The tax returns do not verify rental income for XXX and a lease agreement was not provided.  Including the entire PITI for this property in the debt calculation brings the DTI to 65.51011 and out of tolerance.

*** (OPEN) REO Documents are missing.: Address: XXX, UT
COMMENT: 2025/XX/03: Lease Agreement missing for Address: XXX, UT.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2025/XX/03: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.
								1			A	No	No		FL	9/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989752	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/04: The actual taxes and insurance are higher than the amount used by the lender which caused the DTI to exceed the AUS maximum allowable.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 45.36740% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) General QM Provision Investor Guidelines Not Provided: General QM: Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.36740%, LTV/CLTV: XXX%/XXX%, Credit Score: 808, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2024 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/09/XX/2024) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/02: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.

*** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 45.36740% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/04: The actual PITI payment is higher than the amount used by the Lender.

*** (OPEN) General QM Provision Investor Guidelines Not Provided: General QM: Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 45.36740%, LTV/CLTV: XXX%/XXX%, Credit Score: 808, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2025/XX/04: The LPA result is ineligible.  Alternative guidelines were not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/02: The file is missing a valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.
											C	Yes	No		NY	9/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989753	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3	*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/02: Calculated investor qualifying total debt ratio of 188.85636% exceeds Guideline total debt ratio of 45.00000% due to income discrepancy.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 188.85636% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2024 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2024) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7568) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2025/XX/02: Loan designation discrepancy due to DTI exceeding maximum allowable of 45%.

*** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 188.85636% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2025/XX/02: DTI exceeds maximum allowable of 45% due to income used to qualify not supported by income documents in file.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2025/XX/02: Waterfall due to DTI exceeding maximum allowable of 45%.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2024 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2024)
COMMENT: 2025/XX/03: Final Closing Disclosure provided on 10/XX/2024 did not disclose the required Lender NMLS ID.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/02: Final Closing Disclosure issued 10/XX/2024 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
											C	Yes	No		CA	10/XX/2024	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456989754	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/02: AUS reflects DTI as 49.85%, however calculated DTI is 56.76% due to negative rental income.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 56.76843% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2024) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2025/XX/02: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.

*** (OPEN) General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 56.76843% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2025/XX/02: Guidelines allow maximum of 50.00% DTI, however file DTI is 56.76%.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2025/XX/02: File is having DTI of 56%, QM failure.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2024)
COMMENT: 2025/XX/02: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/02: Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
											C	Yes	No		CA	11/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456989755	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:37621/11/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:37622/11/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/11/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2024) - EV2

*** (OPEN) TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated 11/XX/2024 disclosed an inaccurate APR of 7.04200%  compared to the actual APR at consummation of XXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2024 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:37621/11/XX/2024)
COMMENT: 2025/XX/03: No evidence that borrower received appraisal at or before closing.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:37622/11/XX/2024)
COMMENT: 2025/XX/03: No evidence that borrower received appraisal at or before closing.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/11/XX/2024)
COMMENT: 2025/XX/03: No evidence that borrower received appraisal at or before closing.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2024)
COMMENT: 2025/XX/03: No evidence that borrower received a copy of appraisal at least 3 business days to closing.

*** (OPEN) TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated 11/XX/2024 disclosed an inaccurate APR of 7.04200%  compared to the actual APR at consummation of XXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/04: Captured per Closing disclosure

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2024 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2025/XX/03: Corrected Closing Disclosure provided contains a change in APR and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation.
											B	Yes	No		FL	11/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989756	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) REO Documents are missing.: Address:XXX, FL - EV3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2025/XX/02: E-sign Consent Agreement is missing. *** (OPEN) REO Documents are missing.: Address:XXX, FL COMMENT: 2025/XX/02: Insurance verification missing for XXX.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2021 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (CURED) TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Sufficient or excess cure was provided to the borrower at Closing. (9300) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)
COMMENT: 2025/XX/02: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2021 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/02: Final Closing Disclosure issued 11/XX/2021 contains a change in loan product and was not received by borrower at least three business days prior to consummation.
											B	Yes	No		FL	11/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989757	XXX	XXX	XXX	3	3	*** (OPEN) 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.: Borrower: XXX - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Title Policy Coverage is less than Original Loan Amount. - EV2
*** (OPEN) 1003/Declarations:  F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes.  Missing  documented and/or does not meet guideline requirements.: Borrower: XXX
COMMENT: 2025/XX/02: Co-signer debt document is missing in the loan file.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2025/XX/02: E-sign Consent Agreement is missing.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2025/XX/02: Hazard Insurance  is missing.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2025/XX/02: Hazard Insurance Policy is missing.

*** (OPEN) Title Policy Coverage is less than Original Loan Amount.
COMMENT: 2025/XX/02: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2021) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2021)
COMMENT: 2025/XX/02: No evidence that borrower received a copy of appraisal 3 business days to closing.
											B	Yes	No		CT	10/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989758	XXX	XXX	XXX	3	1			1			A	Yes	No		PA	12/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989759	XXX	XXX	XXX	3	3
*** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024)
COMMENT: 2025/XX/03: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
											B	Yes	No		SC	8/XX/2024	Purchase	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
456989760	XXX	XXX	XXX	3	1			1			A	No	No		MA	6/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989761	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2025/XX/03: “XXX uses XXX’s definition of acceptable coverage. XXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall $XXX.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2025/XX/03: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.
								1			A	No	No		FL	5/XX/2022	Purchase	Investment	XXX	$XXX		N/A	N/A
456989762	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/03: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2022) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2022)
COMMENT: 2025/XX/03: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
											B	Yes	No		TX	12/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989763	XXX	XXX	XXX	1	1			1
*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.06866% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.06866%). - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/01: Failure due to Points and Fees on subject loan of 4.06866% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.06866%).

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.06866% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.06866%).
COMMENT: 2025/XX/01: Points and Fees on subject loan of 4.06866% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.06866%).
											A	Yes	No		PA	3/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989764	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/03: The subject property is located in FEMA disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2024) - EV2

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp) - EV2

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2024) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2024)
COMMENT: 2025/XX/03: Appraisal proof of delivery is not provided within 3 business days prior to closing

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2024)
COMMENT: 2025/XX/03: Appraisal proof of delivery is not provided within 3 business days prior to closing

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp)
COMMENT: 2025/XX/03: Most recent signed and dated tax return for the year 2023 is missing

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2024,  Most Recent Tax Return End Date 12/XX/2022, Tax Return Due Date 03/XX/2024. (XXX XXX/S-Corp)
COMMENT: 2025/XX/03: Most recent signed and dated tax return for the year 2023 is missing

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2024)
COMMENT: 2025/XX/03: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/03: Corrected Closing Disclosure provided on or after 04/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
											B	No	No		FL	4/XX/2024	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989765	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/03: DTI variance is due to mismatch in the calculated rental income for REO property XXX. *** (OPEN) Income documentation requirements not met. COMMENT: 2025/XX/03: Mismatch in the calculated rental income for REO property XXX. *** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2025/XX/03: Primary address is not disclosed in Section 3 of Final 1003	1			A	No	No		CA	5/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989766	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024)
COMMENT: 2025/XX/03: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
											B	Yes	No		MO	10/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989767	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:37694/06/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:37694/06/XX/2024)
COMMENT: 2025/XX/03: Evidence of receipt prior to 3 business days of closing is missing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2024)
COMMENT: 2025/XX/03: Evidence of receipt prior to 3 business days of closing is missing.
											B	No	No		TN	7/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989768	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, GA - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2025/XX/03: File is missing final AUS; final 1008 showing AUS approved was used for review. *** (OPEN) Missing Document: AUS not provided COMMENT: 2025/XX/03: File is missing final AUS; final 1008 showing AUS approved was used for review. *** (OPEN) REO Documents are missing.: Address: XXX, GA COMMENT: 2025/XX/03: Lease Agreement is not provided for XXX.	1			A	No	No		GA	9/XX/2024	Refinance	Investment	XXX	$XXX		N/A	N/A
456989774	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/04: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	3
*** (OPEN) (State HPML Provision) Massachusetts Higher-Priced Mortgage Loan (Loan Exceeds HPML Thresholds and failed One or More Federal HPML Provisions Making Loan a Non-Compliant MA HPML - Refer to Federal HPML Exceptions for more details): Massachusetts Higher-Priced Mortgage Loan: Federal HPML Not Compliant. Refer to failed messages for Federal HPML for more details. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.59601%, LTV/CLTV: XXX%/XXX%, Credit Score: 633, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) Massachusetts HPML Threshold Test Non-Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) (State HPML Provision) Massachusetts Higher-Priced Mortgage Loan (Loan Exceeds HPML Thresholds and failed One or More Federal HPML Provisions Making Loan a Non-Compliant MA HPML - Refer to Federal HPML Exceptions for more details): Massachusetts Higher-Priced Mortgage Loan: Federal HPML Not Compliant. Refer to failed messages for Federal HPML for more details.
COMMENT: 2025/XX/04: Guidelines were not provided.  Unable to determine guideline requirements

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/04: Guidelines were not provided.  Unable to determine guideline requirements

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.59601%, LTV/CLTV: XXX%/XXX%, Credit Score: 633, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2025/XX/04: Guidelines were not provided.  Unable to determine guideline requirements

*** (OPEN) Massachusetts HPML Threshold Test Non-Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2025/XX/04: Guidelines were not provided.  Unable to determine guideline requirements

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2022)
COMMENT: 2025/XX/04: No evidence that borrower received a copy of appraisal at least 3 business days to closing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2022)
COMMENT: 2025/XX/04: No evidence in file that borrower received a copy of appraisal at least 3 business days to closing.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2025/XX/04: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
COMMENT: 2025/XX/04: Missing tangible Net Benefit Worksheet.
											C	Yes	No		MA	11/XX/2022	Refinance	Primary	XXX	$XXX		UTD	ATR Risk
456989775	XXX	XXX	XXX	3	3
*** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3

*** (OPEN) Federal Collection Policy is missing.: Disclosure: VA - Federal Collection Policy (Government Documents) - EV3

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

*** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents) - EV3
							*** (OPEN) Federal Collection Policy is missing.: Disclosure: VA - Federal Collection Policy (Government Documents) COMMENT: 2025/XX/05: Federal Collection Policy is missing. *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) COMMENT: 2025/XX/05: Loan Guaranty Certificate is missing. *** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents) COMMENT: 2025/XX/05: VA - Lender Loan Quality Certification was not provided.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met. - EV3

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2025/XX/05: Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2025/XX/05: VA IRRRL no ratio loan.

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
COMMENT: 2025/XX/05: Income not provided, as IRRRL loan.

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2025/XX/05: VA IRRRL no ratio loan.

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met.
COMMENT: 2025/XX/05: Requirements for 2018 VA refinance / prior loan seasoning not met.

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.
COMMENT: 2025/XX/05: Subject loan is not eligible to be insured or guaranteed by VA.
											C	Yes	No		NC	10/XX/2024	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	ATR Fail
456989743	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	11/XX/2004	Refinance	UTD	XXX	$XXX
456989776	XXX	XXX	XXX	3		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.250% tolerance. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/06: An approval indicate the Index used was 1.563%. The closest Index available in our look-back period is 1.692%.
											D	Yes	Yes	Estimated HUD1	CA	2/XX/2005	Refinance	Primary	XXX	$XXX
456989777	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NJ	11/XX/2007	Refinance	Primary	XXX	$XXX
456989778	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/06: Approval indicate the index used was 2.088%. The Closest index available in our look-back period is 2.1113%
											B	No	Yes	Final HUD1	CO	7/XX/2004	Purchase	Primary	XXX	$XXX
456989779	XXX	XXX	XXX	3		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/06: Approval indicate the index used was 2.280%. The Closest index available in our look-back period is 2.3900%
											D	Yes	Yes	HUD1, not signed or stamped	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
456989780	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/09: Approval indicate the index used was 2.61%. The Closest index available in our look-back period is 2.78%.
											B	Yes	Yes	Final HUD1	CA	9/XX/2005	Refinance	Primary	XXX	$XXX
456989781	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2007	Refinance	Primary	XXX	$XXX
456989782	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2005	Refinance	Primary	XXX	$XXX
456989783	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	PA	4/XX/2005	Refinance	Primary	XXX	$XXX
456989784	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MA	3/XX/2006	Purchase	Primary	XXX	$XXX
456989785	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2025/XX/09: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2025/XX/09: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	FL	7/XX/2006	Purchase	Primary	XXX	$XXX
456989786	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2025/XX/09: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	Yes	Yes	Final HUD1	GA	6/XX/2007	Purchase	Primary	XXX	$XXX
456989787	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2007	Refinance	Primary	XXX	$XXX
456989788	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
456989789	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	4/XX/2004	Refinance	Primary	XXX	$XXX
456989790	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
456989791	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	PA	5/XX/2005	Refinance	Primary	XXX	$XXX
456989792	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/09: TIL Itemization did not disclose an Subordination Recording Fee of $XXX and Title Courier/Messenger Fee of $XXX as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
456989793	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	PA	8/XX/1998	Purchase	Primary	XXX	$XXX
456989794	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2004	Refinance	Primary	XXX	$XXX
456989795	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NC	12/XX/2011	Refinance	Primary	XXX	$XXX
456989796	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
											B	Yes	Yes	Final HUD1	VA	6/XX/2005	Refinance	Primary	XXX	$XXX
456989800	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2005	Purchase	Primary	XXX	$XXX
456989808	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	AK	8/XX/2007	Refinance	Primary	XXX	$XXX
456989809	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CO	7/XX/2002	Refinance	Primary	XXX	$XXX
456989801	XXX	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2017/XX/23: File contains no evidence of property inspection after most recent disaster date	2
*** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
											B	No	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
456989798	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
											C	Yes	Yes	Final HUD1	RI	6/XX/2007	Refinance	Primary	XXX	$XXX
456989797	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
456989799	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2007	Purchase	Primary	XXX	$XXX
456989815	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/03: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.93284% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .93284%). - EV3

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2023).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/07/XX/2023) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/03: Waterfall due to points and fee exception.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.93284% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .93284%).
COMMENT: 2025/XX/03: Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX. There is an overage of $XXX

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2023).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/07/XX/2023)
COMMENT: 2025/XX/03: disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2025/XX/03: Survey Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											C	Yes	No		FL	7/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989816	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - Schedule D: General QM: Unable to verify Capital Gains income using reasonably reliable third-party records. (XXX Capital Gains/Schedule D) - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/09: Waterfall finding due to, file is missing most recent personal tax returns (signed and dated) and tax transcripts were not provided. resulting in a loan designation discrepancy.

*** (OPEN) General QM Provision Income and Assets - Schedule D: General QM: Unable to verify Capital Gains income using reasonably reliable third-party records. (XXX Capital Gains/Schedule D)
COMMENT: 2025/XX/09: Most recent personal tax returns (signed and dated) and tax transcripts were not provided.
											C	Yes	No		CA	3/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989817	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.99567% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .99567%). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/07: Originator Loan Designation mismatch due to QM Points and Fees.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.99567% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .99567%).
COMMENT: 2025/XX/07: Points and Fees on subject loan of 3.99567% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount.
											C	Yes	No		OR	1/XX/2024	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989818	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2025/XX/09: XXX uses XXX’s definition of acceptable coverage. XXX requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.
								2
*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/XX/2022,  Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 03/XX/2022. (XXX XXX PLLC/S-Corp) - EV2

*** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/XX/2022,  Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 03/XX/2022. (XXX XXX PLLC/S-Corp)
COMMENT: 2025/XX/09: Most recent personal tax returns (signed and dated) and tax transcripts were not provided.  Tax Return Extension for 2021 is in file.
											B	Yes	No		AZ	8/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989819	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/08: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.04791% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .04791%). - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2022) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/08: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.04791% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .04791%).
COMMENT: 2025/XX/08: Points and Fees on subject loan of 3.04791% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2022)
COMMENT: 2025/XX/08: Borrower waived right to receive a copy of the appraisal at least three business days prior to closing and no evidence appraisal was provided at or before closing.
											C	Yes	No		FL	1/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989820	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2025/XX/04: Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/04: Loan Discount Points Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
											B	Yes	No		GA	4/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989804	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	AZ	10/XX/2007	Refinance	Primary	XXX	$XXX
456989802	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2006	Purchase	Primary	XXX	$XXX
456989803	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MD	6/XX/2007	Refinance	Primary	XXX	$XXX
456989807	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	IN	7/XX/2007	Purchase	Primary	XXX	$XXX
456989806	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2004	Refinance	Primary	XXX	$XXX
456989805	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											D	Yes	No	Missing	SC	4/XX/2002	Refinance	Primary	XXX	$XXX
456989871	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/28: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	No		FL	7/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989872	XXX	XXX	XXX	1	1			1			A	Yes	No		DC	12/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989873	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2022) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2022)
COMMENT: 2025/XX/30: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
											B	Yes	No		IN	4/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989874	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/31: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2024)
COMMENT: 2025/XX/31: File is missing documentation the borrowers received a copy of the appraisal within 3 business days of closing.
											B	Yes	No		NC	10/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989875	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are underdisclosed. (Final/08/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are overdisclosed. (Final/08/XX/2024) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2024) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2025/XX/28: The loan has been identified as a Higher Priced Mortgage Loan, resulting in a Loan Designation discrepancy.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2025/XX/28: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are underdisclosed. (Final/08/XX/2024)
COMMENT: 2025/XX/28: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are under disclosed. The PMI is not included in the monthly escrow calculation.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are overdisclosed. (Final/08/XX/2024)
COMMENT: 2025/XX/28: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are over disclosed.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2024)
COMMENT: 2025/XX/28: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2024 / application 07/XX/2024))
											C	Yes	No		CA	8/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
456989876	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2024) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7507) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2024)
COMMENT: 2025/XX/31: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
											B	Yes	No		TX	12/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989877	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2024) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2024 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/03/XX/2024) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2024)
COMMENT: 2025/XX/28: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2024 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/03/XX/2024)
COMMENT: 2025/XX/28: Loan Disclosures: Final Closing Disclosure provided on 03/XX/2024 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. And section G did not disclose Mortgage payment.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2025/XX/31: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
											B	Yes	No		AZ	3/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989878	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2019)
COMMENT: 2025/XX/29: Initial Closing Disclosure dated 11/XX/2019 is not provided to borrower at least 3 days prior t o closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/31: Appraisal Fee was not disclosed on Loan Estimate. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/31: Loan Discount Fee was not disclosed on Loan Estimate. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.
											B	Yes	No		GA	11/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989879	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.11043% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .11043%). - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2022) - EV2

*** (OPEN) Loan Estimate: Dates are not in chronological order.: Date Issued: 08/XX/2022 - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/25: The loan failed QM Points and Fees testing which resulted in a loan designation of QM (APOR) fail.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.11043% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .11043%).
COMMENT: 2025/XX/25: Points and Fees on subject loan of 3.11043% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2022)
COMMENT: 2025/XX/25: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2022)

*** (OPEN) Loan Estimate: Dates are not in chronological order.: Date Issued: 08/XX/2022
COMMENT: 2025/XX/25: Loan Estimate was issue on 08/XX/2022, but was electronically signed on 08/XX/2022.
											C	Yes	No		FL	8/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989880	XXX	XXX	XXX	1	1			1			A	Yes	No		NV	8/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989881	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2024) - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/08: Appraisal Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/08: Loan Discount Points Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX.00 on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.

*** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2024)
COMMENT: 2025/XX/08: evised Loan Estimate provided on 10/XX/2024 not received by borrower at least four (4) business days prior to closing.
											B	Yes	No		ND	11/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989882	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2023). (Final/07/XX/2023) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2023 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2872330) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2023).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/07/XX/2023) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2023). (Final/07/XX/2023)
COMMENT: 2025/XX/30: Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX Variance = $XXX.  Lender to provide corrected CD and copy of letter sent to borrower explaining changes.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2023 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2872330)
COMMENT: 2025/XX/30: Final Closing Disclosure provided on 07/XX/2023 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2023 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 07/XX/2023).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/07/XX/2023)
COMMENT: 2025/XX/30: Disclosure reflects Total of Payments of $XXX but calculated Total of Payments of $XXX Variance = $XXX.
											B	Yes	No		MI	7/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989883	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2025/XX/29: AUS Requires 30% MI coverage, provided MI cert shows 25% coverage. Provided Mortgage Insurance Certificate also shows Loan amount as $XXX instead of Final loan amount of $XXX.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2025/XX/29: E-sign Consent Agreement is missing.

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided
COMMENT: 2025/XX/29: Provided Mortgage Insurance Certificate shows Loan amount as $XXX instead of Final loan amount of $XXX. File is missing the Final Mortgage Insurance Certificate.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are underdisclosed. (Final/08/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are overdisclosed. (Final/08/XX/2024) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2025/XX/29: The loan has been identified as a Higher Priced Mortgage Loan, resulting in a Loan Designation discrepancy.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024)
COMMENT: 2025/XX/29: Revised Appraisal report dated 08/XX/2024 is missing evidence of receipt.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are underdisclosed. (Final/08/XX/2024)
COMMENT: 2025/XX/29: Mortgage Insurance is not escrowed. Final Closing Disclosure reflects mortgage insurance under non-escrowed costs instead of escrowed costs.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2024 are overdisclosed. (Final/08/XX/2024)
COMMENT: 2025/XX/29: Mortgage Insurance is not escrowed. Final Closing Disclosure reflects mortgage insurance under non-escrowed costs instead of escrowed costs.
											C	Yes	No		CT	8/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
456989884	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/29: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	No		FL	11/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989885	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/28: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	1			A	Yes	No		FL	9/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989886	XXX	XXX	XXX	3	3	*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3	*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. COMMENT: 2025/XX/29: Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.	2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 06/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/06/XX/2019) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing Test: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 06/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/06/XX/2019)
COMMENT: 2025/XX/29: Seller closing disclosure was not provided.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing Test: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2019)
COMMENT: 2025/XX/29: Loan estimate dated 6/XX/2019 sequence 1 was not signed and dated by the borrower.
											B	Yes	No		FL	6/XX/2019	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
456989887	XXX	XXX	XXX	1	1			1			A	No	No		TX	10/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989888	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated 11/XX/2022 disclosed an inaccurate APR of 5.74800%  compared to the actual APR at consummation of XXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2022 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/31: The file is missing the required signed and dated tax returns for borrower 2, causing the loan to waterfall through the QM Testing.

*** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2025/XX/31: The file is missing the required signed and dated tax returns for borrower 2, causing the loan to waterfall through the QM Testing.

*** (OPEN) TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction: TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated 11/XX/2022 disclosed an inaccurate APR of 5.74800%  compared to the actual APR at consummation of XXX% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/01: Closing Disclosure dated 11/XX/22 contains an increase in APR that was not disclosed within three (3) business days prior to closing.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2022 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2025/XX/31: Closing Disclosure dated 11/XX/22 contains an increase in APR that was not disclosed within three (3) business days prior to closing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2025/XX/31: Ten Percent Fees increased without a valid change in circumstance. Cure was not provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326)
COMMENT: 2025/XX/31: Loan Originator Compensation was added without a valid change in circumstance. Cure was not provided at closing.
											C	Yes	No		FL	11/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989889	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2024). (Final/02/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2024 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2879522) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2024).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2024) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2024)
COMMENT: 2025/XX/31: Appraisal report dated 01/XX/2024 missing evidence of receipt.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2024). (Final/02/XX/2024)
COMMENT: 2025/XX/31: Finance charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2024 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2879522)
COMMENT: 2025/XX/31: Mortgage insurance incorrectly disclosed on stream 2 of final CD page 1.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2024).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2024)
COMMENT: 2025/XX/31: Total of Payments disclosed is $XXX.  Calculated Total of Payments is $XXX.  Variance of $XXX.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2025/XX/31: Credit Report Fe was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Changed Circumstance for this fee, no evidence of cure in file.
											B	Yes	No		IL	2/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989890	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/29: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	1			A	Yes	No		CA	2/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989891	XXX	XXX	XXX	3	3	*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3 *** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required. - EV2	*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) COMMENT: 2025/XX/30: Loan Guaranty Certificate is missing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) VA Unverified Income IRRRL Fail Test: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for Unverified Income IRRRL not met. - EV3

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7317) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2025/XX/30: This is VA IRRRL loan with no income and asset calculation as it is no ratio loan

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/30: This is VA IRRRL loan with no income and asset calculation as it is no ratio loan

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2025/XX/30: This is VA IRRRL loan with no income and asset calculation as it is no ratio loan

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
COMMENT: 2025/XX/30: This is VA IRRRL loan with no income and asset calculation as it is no ratio loan

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2025/XX/30: This is VA IRRRL loan with no income and asset calculation as it is no ratio loan

*** (OPEN) VA Unverified Income IRRRL Fail Test: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for Unverified Income IRRRL not met.
COMMENT: 2025/XX/01: The loan being paid off - XXX + XXX in fees charged (after backing out credit) + XXX = XXX which is less than our loan amount.

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2025/XX/30: Initial escrow account statement was not provided to the borrower

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7317)
COMMENT: 2025/XX/30: Courier / Express Mail / Messenger Fee was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7200)
COMMENT: 2025/XX/30: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
											C	Yes	No		GA	9/XX/2024	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	ATR Fail
456989892	XXX	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV3

*** (OPEN) FHA MIP Error:  Missing evidence of case number assignment date. - EV3

*** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV3

*** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2025/XX/01: An FHA Mortgage Insurance Certificate is missing.

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
COMMENT: 2025/XX/31: CAIVRS Authorization is not provided in the file.

*** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
COMMENT: 2025/XX/31: FHA - Conditional Commitment is missing in the file.

*** (OPEN) FHA MIP Error:  Missing evidence of case number assignment date.
COMMENT: 2025/XX/31: FHA Case assignment is missing in the file.

*** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2025/XX/31: FHA - Final HUD Addendum to the Loan Application is missing in the file.

*** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
COMMENT: 2025/XX/31: FHA - Important Notice to Homebuyer is missing in the file.

*** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2025/XX/31: FHA - Initial HUD Addendum to the Loan Application is missing in the file.

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
COMMENT: 2025/XX/31: Mortgage Insurance Certificate is not provided in the file.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2025/XX/01: A mortgage insurance certificate is missing which casued the loan to test as NonQM.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2025/XX/01: A mortgage insurance certificate is missing which makes the loan not eligible to be insured or guaranteed by FHA.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2025/XX/01: A mortgage insurance certificate is missing which casued the loan to test ato QM standard DTI requirement of 43%.

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
COMMENT: 2025/XX/31: FHA Case Assignment is missing in the file.
											C	Yes	No		FL	6/XX/2021	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	Non QM
456989893	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3	*** (OPEN) Asset documentation requirements not met. COMMENT: 2025/XX/01: Gift funds were not wired/received until 08/XX/2021/ 08/XX/2021 which is after the note date of 08/XX/2021.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - Assets: General QM: Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 08/XX/2021 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/31: Failure due to Gift funds were not wired/received until 08/XX/2021/ 08/XX/2021 which is after the note date of 08/XX/2021.

*** (OPEN) General QM Provision Income and Assets - Assets: General QM: Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)
COMMENT: 2025/XX/31: Gift funds were not wired/received until 08/XX/2021/ 08/XX/2021 which is after the note date of 08/XX/2021.

*** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/01: Asset documents to verify the gift funds are after the Note and the disbursement date.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2025/XX/01: Asset documents to verify the gift funds are after the Note and the disbursement date.
											C	Yes	No		CA	8/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989894	XXX	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Federal Collection Policy is missing.: Disclosure: VA - Federal Collection Policy (Government Documents) - EV3

*** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

*** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents) - EV3

*** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's Statement - Initial (Government Documents) - EV3
							*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2025/XX/31: VA IRRRL Loan, no income documentation required. *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. COMMENT: 2025/XX/31: HOI documentation is for the prior lender paid off through closing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met. - EV3

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA. - EV3

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 09/XX/2024 are underdisclosed. (Final/XX/20/2024) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2024) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7590) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7589) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2025/XX/31: VA IRRRL Loan, no income documentation required.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/31: VA IRRRL Loan, no income documentation required.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2025/XX/31: VA IRRRL Loan, no income documentation required.

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
COMMENT: 2025/XX/31: VA IRRRL Loan, no income documentation required.

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2025/XX/31: VA IRRRL Loan, no income documentation required.

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met.
COMMENT: 2025/XX/31: VA IRRRL Loan, no income documentation required.

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.
COMMENT: 2025/XX/31: VA IRRRL Loan.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 09/XX/2024 are underdisclosed. (Final/XX/20/2024)
COMMENT: 2025/XX/31: The final CD non-escrowed property cost in page 4 is blank.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2024)
COMMENT: 2025/XX/31: Missing evidence of receipt of Initial Closing Disclosure three (3) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7590)
COMMENT: 2025/XX/08: Attorney's Fees was added without a valid change in circumstance. Cure was not provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7589)
COMMENT: 2025/XX/08: Attorney's Fees was added without a valid change in circumstance. Cure was not provided at closing.
											C	Yes	No		TX	9/XX/2024	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	ATR Fail
456989895	XXX	XXX	XXX	3	3	*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019)
COMMENT: 2025/XX/25: Verification initial closing disclosure dated 11/XX/2019 received by borrower not provided.

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2025/XX/25: Lender Credit was decreased on Loan Estimate issued 10/XX/2019 and again on Closing Disclosure issued 11/XX/2019.  There was no valid Change of Circumstance provided.
											B	Yes	No		CA	11/XX/2019	Refinance	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
456989896	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2025/XX/30: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)
COMMENT: 2025/XX/30: Appraisal proof of delivery is not provided within 3 business days  prior to closing

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2021 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/XX/2021)
COMMENT: 2025/XX/30: The Lender Contact Name and Contact NMLS ID was not disclosed on the Closing Disclosure issued 09/XX/2021.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/01: Appraisal Fee increased from $XXX to $XXX without a valid change of circumstance.
											B	Yes	No		CA	9/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989897	XXX	XXX	XXX	1	1			1			A	Yes	No		AZ	12/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989898	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2025/XX/01: Assets in file are insufficient for closing.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2025/XX/30: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2025/XX/01: File is missing Third Party Verification reflecting business start date and required 2 years tax returns for business in existence for less than 5 years.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2025/XX/01: File is missing Third Party Verification reflecting business start date and required 2 years tax returns for business in existence for less than 5 years.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/30: Loan Designation discrepancy due to missing Third Party Verification reflecting business start date and required 2 years tax returns for business in existence for less than 5 years; and insufficient assets for Closing.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
COMMENT: 2025/XX/01: File is missing required 2 years tax returns for business in existence for less than 5 years.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/01: Waterfall due to missing Third Party Verification reflecting business start date and required 2 years tax returns for business in existence for less than 5 years; and insufficient assets for Closing.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/01: Waterfall due to missing Third Party Verification reflecting business start date and required 2 years tax returns for business in existence for less than 5 years; and insufficient assets for Closing.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2025/XX/01: File is missing required 2 years tax returns for business in existence for less than 5 years.

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)
COMMENT: 2025/XX/01: No evidence of borrower receipt of appraisal was provided in file.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)
COMMENT: 2025/XX/30: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2025/XX/01: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
											C	Yes	No		FL	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
456989899	XXX	XXX	XXX	2	1			2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2023) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/01/XX/2023) - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2025/XX/31: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2023)
COMMENT: 2025/XX/31: Revised Loan Estimate issued 01/XX/2023 which was after Closing Disclosure dated 12/XX/2022.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/01/XX/2023)
COMMENT: 2025/XX/31: Revised Loan Estimate issued 01/XX/2023 which was after Closing Disclosure dated 12/XX/2022.
											B	Yes	No		VA	1/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989900	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/30: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/30: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
											B	Yes	No		MN	6/XX/2021	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
456989901	XXX	XXX	XXX	3	3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2021 - EV3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2021 COMMENT: 2025/XX/31: Pre-closing VVOE in file is greater than 10 days of closing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2024).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/04/XX/2024) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2025/XX/31: The Pre-closing VVOE in file is greater than 10 days from closing, causing the loan to waterfall through the QM Testing.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2025/XX/31: Pre-closing VVOE in file is greater than 10 days of closing.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2024 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2024).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/04/XX/2024)
COMMENT: 2025/XX/31: Disclosed Total of Payments amount of $XXX. Due Diligence calculated total of payments of $XXX. There is a variance of $XXX.
											C	Yes	No		TX	4/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Risk
456989902	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2022 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2022) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2025/XX/25: Survey fee increased from $XXX to $XXX without a valid change of circumstance.
											B	Yes	No		FL	6/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989903	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met. - EV3

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA. - EV3

*** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2020 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2020) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7347) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2025/XX/25: Subject loan is a VA IRRRL and no income used to qualify.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 08/XX/2020 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/08/XX/2020)
COMMENT: 2025/XX/25: Incomplete CD.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2020)
COMMENT: 2025/XX/25: Incomplete CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7347)
COMMENT: 2025/XX/25: Tolerance exceeded for Loan Originator Compensation (YSP). Fee Amount of $XXX exceeds tolerance of $XXX.
											C	Yes	No		CO	9/XX/2020	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	ATR Fail
456989904	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2025/XX/01: The 4506C is missing the requested dates and period completed. *** (OPEN) Income documentation requirements not met. COMMENT: 2025/XX/01: The 4506C is missing the requested dates and period completed.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2023) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2023)
COMMENT: 2025/XX/30: There is not evidence in the file that the borrower received a copy of the appraisal report at least three (3) business days prior to closing.
											B	No	No		TX	3/XX/2023	Refinance	Investment	XXX	$XXX		N/A	N/A
456989905	XXX	XXX	XXX	3	3
*** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3

*** (OPEN) Federal Collection Policy is missing.: Disclosure: VA - Federal Collection Policy (Government Documents) - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3

*** (OPEN) VA - Veteran's Statement - Final is missing.: Disclosure: VA - Veteran's Statement - Final (Government Documents) - EV3

*** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's Statement - Initial (Government Documents) - EV3

*** (OPEN) Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)
COMMENT: 2025/XX/29: Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.

*** (OPEN) Federal Collection Policy is missing.: Disclosure: VA - Federal Collection Policy (Government Documents)
COMMENT: 2025/XX/29: Federal Collection Policy is missing

*** (OPEN) Missing Document: General Services Administration (GSA) not provided
COMMENT: 2025/XX/29: General service administration (GSA) disclosure is not provided

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided
COMMENT: 2025/XX/29: Limited denials of participation (LDP) disclosure is not provided

*** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents)
COMMENT: 2025/XX/29: VA - Loan Summary Sheet 26-0286 is missing

*** (OPEN) VA - Veteran's Statement - Final is missing.: Disclosure: VA - Veteran's Statement - Final (Government Documents)
COMMENT: 2025/XX/29: VA - Veteran's Statement - Final is missing

*** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's Statement - Initial (Government Documents)
COMMENT: 2025/XX/29: VA - Veteran's Statement - Initial is missing
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met. - EV3

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2025/XX/29: This is VA IRRRL loan with no income and asset requirements

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/29: Subject loan is not eligible to be insured or guaranteed by VA.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2025/XX/29: This is VA IRRRL loan with no income and asset requirements

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
COMMENT: 2025/XX/29: This is VA IRRRL loan with no income and asset requirements

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2025/XX/29: This is VA IRRRL loan with no income and asset requirements

*** (OPEN) VA 2018 Seasoning: VA Qualified Mortgage (Dodd-Frank 2014) – Requirements for 2018 VA refinance / prior loan seasoning not met.
COMMENT: 2025/XX/29: This is VA IRRRL loan with no income and asset requirements

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.
COMMENT: 2025/XX/29: Subject loan is not eligible to be insured or guaranteed by VA.
											C	Yes	No		MS	9/XX/2024	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	ATR Fail
456989906	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7548) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022)
COMMENT: 2025/XX/31: Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7548)
COMMENT: 2025/XX/31: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient cure is required.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/31: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient cure is required.
											B	Yes	No		CA	2/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989907	XXX	XXX	XXX	1	1			1			A	Yes	No		CA	4/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989908	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2024) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7571) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2024)
COMMENT: 2025/XX/31: Verification final Appraisal report was delivered to borrower at least 3 business days  prior to closing was not provided.
											B	No	No		MS	12/XX/2024	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989702	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1		2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 05/XX/2014 - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
COMMENT: 2021/XX/05: A flood certificate was not provided for review.
											B	Yes	Yes	Final HUD1	FL	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989710	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, MA - EV3 *** (OPEN) The Approval/AUS CLTV is greater than the system calculated CLTV. The file is missing evidence of a second lien. - EV3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. COMMENT: 2021/XX/05: Based on AUS in file reserve requirement of $XXX was not met. Provided updated AUS or sufficient funds used to meet reserve requirement.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Retired/XXX) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/29: Loan is missing sufficient assets to cover closing costs and reserves.  The loan is water falling to standard ATM/QM documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2021/XX/05: Loan is missing sufficient assets to cover closing costs and reserves.  The loan is water falling to standard ATM/QM documentation requirements.

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX Retired/XXX)
COMMENT: 2021/XX/28: Loan is missing sufficient assets to cover closing costs and reserves.  The loan is water falling to standard ATM/QM documentation requirements.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2021/XX/05: Loan is missing sufficient assets to cover closing costs and reserves.  The loan is water falling to standard ATM/QM documentation requirements.
											C	Yes	Yes	Final HUD1	NH	9/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456989716	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit) - EV3

*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2014) - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/07: Loan is missing sufficient assets to cover closing costs and reserves.  The loan is water falling to standard ATM/QM documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)
COMMENT: 2021/XX/07: The EMD was not sourced.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/07: Loan is missing sufficient assets to cover closing costs and reserves.  The loan is water falling to standard ATM/QM documentation requirements.
											D	Yes	Yes	Illegible HUD1	FL	9/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456989699	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/28: Last property inspection per documents provided was 10/XX/2014.	2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2021/XX/28: Monthly payment does not match due to loan amount change.

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
COMMENT: 2021/XX/28: Monthly payment does not match due to loan amount change.
											B	Yes	Yes	Final HUD1	LA	10/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989701	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	No	Yes	Final HUD1	AZ	11/XX/2014	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989698	XXX	XXX	XXX	3	3	*** (OPEN) Genesee County Water Contamination: Property is located in Genesee County, MI and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards - EV3 *** (OPEN) Missing Document: Approval not provided - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		B	Yes	Yes	Final HUD1	MI	4/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989664	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2021/XX/29: Scope of work requires fraud report.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2021/XX/29: No evidence in loan file to prove Creditor provided "Right to Receive a Copy" appraisal disclosure to applicant within three business days of application

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/29: Itemized list of fees paid by the lender credit was not provided.
											B	Yes	Yes	Final HUD1	WA	4/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989682	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/29: The property is located in XXX. Provide a post-disaster inspection verifying there was no damage from XXX.The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	2
*** (OPEN) ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/04/XX/2015) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
COMMENT: 2021/XX/29: HUD reflects a payment of $XXX, GFE reflects payment as $XXX.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2021/XX/29: The file was missing evidence the HUD Booklet was provided to borrower within 3 days of initial application.
											B	Yes	Yes	Final HUD1	TX	4/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989667	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2021/XX/01: Scope of work requires fraud report.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
COMMENT: 2021/XX/01: The file was missing this disclosure.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2021/XX/01: There is no evidence in the loan file that the creditor provided a Servicing Disclosure Statement to the applicant within three business days of application.
											B	Yes	Yes	Final HUD1	NC	5/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989683	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/01: The disaster is dated post inspection and a PDI was not provided.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2015) - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2015)
COMMENT: 2021/XX/01: The appraisal acknowledgement at closing was not found in file.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
COMMENT: 2021/XX/01: The Hud Addendum lists lender paid mortgage taxes in the amount of $XXX that was not included on the GFE.
											B	Yes	Yes	Final HUD1	NY	8/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989718	XXX	XXX	XXX	3	3	*** (OPEN) Flood Insurance Error: Insurance premium was not provided. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Flood Insurance Error: Insurance premium was not provided. COMMENT: 2021/XX/01: Property is in a designated flood zone, flood insurance is required but was not provided. *** (OPEN) Missing Document: Flood Insurance Policy not provided COMMENT: 2021/XX/01: Property is in a flood zone according to the flood certificate, and flood insurance is required but not provided.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed. - EV2

*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2021/XX/01: The borrower was not provided the FACTA credit score disclosure.

*** (OPEN) Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
COMMENT: 2021/XX/01: The subject property is in a designated flood zone and flood insurance was not provided.

*** (OPEN) Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
COMMENT: 2021/XX/01: The subject property is in a designated flood zone and flood insurance was not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/01: Missing a valid change of circumstance.  No cure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
COMMENT: 2021/XX/01: Missing a valid change of circumstance.  No cure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
COMMENT: 2021/XX/01: Missing a valid change of circumstance.  No cure was provided.
											B	Yes	No		FL	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989677	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) Missing Document: Bankruptcy Documents not provided
COMMENT: 2021/XX/01: The file was missing a copy of the fully executed Chapter 7 Bankruptcy Discharge Notice evidencing discharge date of 3/2010 (condition reflected on 1008)

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/01: The property is located in XXX.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after  XX/XX/XXXX declared end date.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2016) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2021/XX/02: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
COMMENT: 2021/XX/02: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX;  Variance of $XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2016)
COMMENT: 2021/XX/02: Initial CD is required to be received by borrower at least  3 business days prior to closing.  Based on documentation in file, Initial CD was issued  2 days prior to Closing and was signed by the Borrower(s) on the day of closing. Missing evidence an earlier CD was provided.
											C	Yes	No		FL	10/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
456989675	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2021/XX/01: Fraud report not found at time of review, 11/XX/2021	1			A	Yes	No		OR	1/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989668	XXX	XXX	XXX	3	3
*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date.
COMMENT: 2021/XX/02: Homeowners Insurance effective date is 3/XX/2017, Closing Date 3/XX/2017, however, the loan Disbursement Date is 3/XX/2017.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2015
COMMENT: 2021/XX/03: Verification of the Borrowers previous employment at TA Operating LLC is not provided and is necessary to complete a 2 year history.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015
COMMENT: 2021/XX/03: Verification of the Borrowers previous employment at TA Operating LLC is not provided and is necessary to complete a 2 year history.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2015
COMMENT: 2021/XX/02: Verification of the Borrowers previous employment at TA Operating LLC is not provided and is necessary to complete a 2 year history.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9393214) - EV3

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/02: Verification of Temporary Safe Harbor Loan Designation was not provided.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9393214)
COMMENT: 2021/XX/02: LOE required for gaps in employment.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2021/XX/02: 10% fees, including recording fees, reflect a $XXX variance between the Initial Loan Estimate and the Final Closing Disclosure, this is more than the allowable 10% variance.
											C	Yes	No		OR	3/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456989728	XXX	XXX	XXX	1	1			1			A	Yes	No		OH	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989708	XXX	XXX	XXX	2	1			2
*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
COMMENT: 2021/XX/02: Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay.
											B	Yes	No		MA	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989709	XXX	XXX	XXX	2	1			2	*** (OPEN) Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower. - EV2
*** (OPEN) Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
COMMENT: 2021/XX/03: There is no evidence in the file as to when the Home Loan Toolkit was provided to the borrower.
											B	Yes	No		MI	7/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989666	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2021/XX/02: The file was missing the signed 4506t.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.31237% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .31237%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/XX/20/2018) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/02: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.31237% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .31237%).
COMMENT: 2021/XX/02: The points and fees are excessive by $XXX or .31237%. Lender to issue refund of overage to borrower. Lender to provide copy of refund check and proof of delivery. Provide payment history of loan verifying loan is not 60 days delinquent.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018)
COMMENT: 2021/XX/02: Verification that the borrower received the appraisal was missing from the file.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/XX/20/2018)
COMMENT: 2021/XX/05: Evidence of earlier borrower receipt was missing from the file.
											C	Yes	No		FL	8/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456989737	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.39032% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.39032%). - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/02: Loan Designation determined as Non QM due to failing points and fees. Once undiscounted price provided compliance will be resubmitted and exception updated.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.39032% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.39032%).
COMMENT: 2021/XX/02: Points and Fees are above maximum allowed, please provide evidence of Undiscounted Rate, or par rate, and Pricing for that rate.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
COMMENT: 2021/XX/02: The Final Closing Disclosure reflects a Title - Document Preparation Fee of $XXX, which was not initially disclosed on the Loan Estimate. A $XXX Lender credit for increase in Closing Costs is applied at close.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/02: The Final Closing Disclosure reflects Loan Discount Points of $XXX, the Loan Estimate initially disclosed $XXX. COC was submitted for change however valid reason for change was not reflected.
											C	Yes	No		TN	11/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456989738	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2000	Refinance	Primary	XXX	$XXX
456989734	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2005	Purchase	Primary	XXX	$XXX
456989720	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	8/XX/2005	Purchase	Primary	XXX	$XXX
456989722	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	Yes	Yes	Final HUD1	CT	7/XX/2006	Purchase	Primary	XXX	$XXX
456989742	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
456989669	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											D	Yes	Yes	HUD1, not signed or stamped	GA	1/XX/2007	Refinance	Primary	XXX	$XXX
456989813	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
456989672	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: TIL itemization did not disclose a loan tie-in fee of $XXX a settlement fee of $XXX and a sub escrow fee of $XXX as prepaid finance charges. TIL Itemization disclosed prepaid interest and tax service charges in the amounts of $XXX and 66.50. The final HUD only reflects $XXX and $XXX.
											B	No	Yes	Final HUD1	CA	1/XX/1991	Purchase	Primary	XXX	$XXX
456989727	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	UT	6/XX/2008	Purchase	Second Home	XXX	$XXX
456989726	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	4/XX/2009	Purchase	Primary	XXX	$XXX
456989730	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2009	Refinance	Primary	XXX	$XXX
456989697	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	HI	5/XX/2009	UTD	UTD	XXX	$XXX
456989733	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	PA	7/XX/2009	Refinance	Primary	XXX	$XXX
456989692	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2009	Refinance	Primary	XXX	$XXX
456989712	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	GA	7/XX/2009	Refinance	Primary	XXX	$XXX
456989736	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	AR	5/XX/2009	Refinance	Primary	XXX	$XXX
456989715	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	8/XX/2009	Refinance	Primary	XXX	$XXX
456989721	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	DC	7/XX/2009	Purchase	Primary	XXX	$XXX
456989739	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2009	Purchase	Primary	XXX	$XXX
456989676	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2021/XX/03: Close at Home Loan. TIL is not signed.	D	Yes	Yes	HUD1, not signed or stamped	CA	10/XX/2009	Refinance	Primary	XXX	$XXX
456989688	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											D	Yes	No	Missing	PA	12/XX/2009	Refinance	Primary	XXX	$XXX
456989673	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IL	4/XX/2010	Purchase	Investment	XXX	$XXX
456989810	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	UT	4/XX/2010	Refinance	Primary	XXX	$XXX
456989725	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/04: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
											B	Yes	Yes	Final HUD1	NJ	7/XX/2010	Refinance	Primary	XXX	$XXX
456989679	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NY	6/XX/2010	Refinance	Primary	XXX	$XXX
456989678	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2010	Purchase	Primary	XXX	$XXX
456989671	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	CA	9/XX/2010	Refinance	Primary	XXX	$XXX
456989707	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	PA	6/XX/2010	Refinance	Primary	XXX	$XXX
456989706	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	Yes	Yes	Final HUD1	MA	12/XX/2010	Refinance	Primary	XXX	$XXX
456989687	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											D	Yes	No	Missing	WA	1/XX/2011	UTD	UTD	XXX	$XXX
456989732	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2010	Refinance	Primary	XXX	$XXX
456989735	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	VA	8/XX/2010	Refinance	Primary	XXX	$XXX
456989724	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	CA	6/XX/2011	Refinance	Primary	XXX	$XXX
456989740	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	No	Yes	Final HUD1	PA	7/XX/2011	Refinance	Second Home	XXX	$XXX
456989686	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2011	Refinance	Primary	XXX	$XXX
456989681	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	NC	12/XX/2011	Purchase	Primary	XXX	$XXX
456989674	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	MA	12/XX/2011	Refinance	Primary	XXX	$XXX
456989685	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	MD	1/XX/2012	UTD	UTD	XXX	$XXX
456989696	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2012	Refinance	Primary	XXX	$XXX
456989670	XXX	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	IL	5/XX/2012	Refinance	Primary	XXX	$XXX
456989723	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2
											B	No	Yes	Final HUD1	PA	5/XX/2012	Purchase	Primary	XXX	$XXX
456989729	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2012	Refinance	Primary	XXX	$XXX
456989811	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	NJ	5/XX/2012	Refinance	Primary	XXX	$XXX
456989814	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	11/XX/2001	Refinance	Investment	XXX	$XXX
456989689	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2002	Refinance	Primary	XXX	$XXX
456989812	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: The under-disclosure is due to a variance in the calculated payment stream vs the actual payment stream on the Final TIL.
											B	Yes	Yes	Final HUD1	NY	12/XX/2002	Purchase	Primary	XXX	$XXX
456989704	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	3/XX/2004	Refinance	Primary	XXX	$XXX
456989684	XXX	XXX	XXX	2				2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	OH	7/XX/2012	Refinance	Primary	XXX	$XXX
456989680	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: TIL Itemization disclosed fee -$XXX as premium credit for rate fee as prepaid charges   however, final HUD doe not  reflect fees as such  in the calculations. as prepaid charges
											B	Yes	Yes	Final HUD1	CA	3/XX/2013	Refinance	Primary	XXX	$XXX
456989741	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	3/XX/2013	Refinance	Primary	XXX	$XXX
456989695	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	AR	4/XX/2013	UTD	Primary	XXX	$XXX
456989705	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: Unable to determine underdisclosure due to missing Fee Itemization. Lender credit included on hud unspecified i/a/o $XXX.
											B	Yes	Yes	Final HUD1	NY	5/XX/2013	Refinance	Primary	XXX	$XXX
456989719	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CT	7/XX/2013	Refinance	Primary	XXX	$XXX
456989694	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
											B	Yes	Yes	Final HUD1	MS	7/XX/2013	Refinance	Primary	XXX	$XXX
456989717	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): Massachusetts Mortgage Lender and Broker Regulations: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MA	8/XX/2013	Purchase	Primary	XXX	$XXX
456989713	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing itemization of amount financed
											B	No	Yes	Final HUD1	MI	8/XX/2013	Refinance	Second Home	XXX	$XXX
456989691	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	Yes	Yes	Final HUD1	MA	7/XX/2013	Purchase	Primary	XXX	$XXX
456989693	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NJ	10/XX/2013	Refinance	Primary	XXX	$XXX
456989714	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	FL	10/XX/2013	Purchase	Primary	XXX	$XXX
456989711	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/07: TIL Itemization only disclosed origination charges in the amount of $XXX, however, final HUD reflects $XXX.
											B	Yes	Yes	Final HUD1	SC	11/XX/2013	Refinance	Primary	XXX	$XXX
456989731	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	MN	12/XX/2013	Refinance	Primary	XXX	$XXX
456989665	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: Unable to determine cause of under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	FL	1/XX/2014	Refinance	Primary	XXX	$XXX
456989663	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2013	Refinance	Primary	XXX	$XXX
456989703	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation does not match Due Diligence Loan Designation.- Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM does not match Due Diligence Loan Designation. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2

*** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2

*** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2

*** (OPEN) Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation does not match Due Diligence Loan Designation.- Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM does not match Due Diligence Loan Designation.
COMMENT: 2021/XX/12: Insufficient loan file to complete Dodd Frank review, file does not contain AUS or other approval to indicate how it was originated.  Missing critical credit documents.
											C	Yes	Yes	Final HUD1	VA	8/XX/2014	Refinance	Primary	XXX	$XXX
456989690	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation does not match Due Diligence Loan Designation.- Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM does not match Due Diligence Loan Designation. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation does not match Due Diligence Loan Designation.- Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM does not match Due Diligence Loan Designation.
COMMENT: 2021/XX/12: Insufficient loan file to complete Dodd Frank review, file does not contain AUS or other approval to indicate how it was originated.  Missing critical credit documents.
											C	Yes	Yes	Final HUD1	IL	4/XX/2015	Refinance	Primary	XXX	$XXX
456989700	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IL	10/XX/1998	Refinance	Primary	XXX	$XXX
456989910	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.

*** (OPEN) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX
COMMENT: 2025/XX/12: Credit Report provided within the timeframe of the loan does not have the Scores.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.
								3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.11716%, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2021 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2021) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2025/XX/12: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.11716%, LTV/CLTV: XXX%/XXX%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/12: Unable to determine loan requirements due to missing guidelines.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/12: Unable to complete ATR testing due to missing investor guideline.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2025/XX/12: The file was missing a copy of List of Homeownership Counseling Organizations.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2021 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2021)
COMMENT: 2025/XX/12: Mortgage Broker information not provided on Page 5.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/11: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security Instrument, an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's or TIL’s, GFE’s and HUD1’s.
											C	Yes	No		CA	8/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
456989911	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2025/XX/14: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
											B	Yes	No		CA	4/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989913	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Missing Document: Other not provided - EV3	*** (OPEN) Missing Document: Other not provided COMMENT: 2025/XX/03: HELOC Close Out Letter is missing for HELOC paid off at closing.	1	*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/30: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
											A	Yes	No		CO	9/XX/2023	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989929	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	NJ	11/XX/2004	Purchase	Primary	XXX	$XXX
456989869	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2025/XX/12: Failure due to Approved/Eligible Aus which is reflected on the 1008 missing in the loan file.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2025/XX/11: Failure due to Approved/Eligible Aus which is reflected on the 1008 missing in the loan file.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2025/XX/11: The subject property is located in a FEMA Disaster area provide  A post disaster inspection verifying  there was no damage to the subject property is required .
								2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2020) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2020)
COMMENT: 2025/XX/11: Verification final Appraisal report was delivered to borrower at least 3 business days  prior to closing was not provided.
											B	Yes	No		NJ	12/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
456989870	XXX	XXX	XXX	1	1			1			A	Yes	No		CA	6/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989931	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, IN - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7508) - EV2

*** (CANCELLED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017) - EV1

*** (CANCELLED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017) - EV1

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2017)
COMMENT: 2025/XX/11: Final Closing Disclosure provided on 07/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2025/XX/11: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2025/XX/11: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7508)
COMMENT: 2025/XX/11: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient cure was provided to the borrower.

*** (CANCELLED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017)
COMMENT: 2025/XX/18: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account

*** (CANCELLED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2017)
COMMENT: 2025/XX/18: Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan will have an escrow account.
											B	Yes	No		IN	7/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
456989943	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3 *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3	*** (OPEN) Missing Document: General Services Administration (GSA) not provided COMMENT: 2025/XX/03: General Services Administration (GSA) is missing in the file. *** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided COMMENT: 2025/XX/03: Limited Denials of Participation (LDP) is missing in the file.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2025/XX/03: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2025/XX/03: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2025/XX/03: Income was not verified as required which caused the loan to default to QM standards.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2025/XX/03: A Balance Sheet is required.  The loan closed after the first two quarters of the year.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/02: The file is missing one or more of the core documents required for a review.  Please provide an Initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's or TIL’s, GFE’s and HUD1’s.
											C	Yes	No		GA	9/XX/2020	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	Non QM
456989944	XXX	XXX	XXX	3	3	*** (OPEN) Counseling Checklist for XXX Homebuyers is missing.: Disclosure: VA - Counseling Checklist for XXX Homebuyers (Government Documents) - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3 *** (OPEN) VA Lender's Certification is not compliant. Lender did not certify that the prior loan was current (not 30 days or more past due) at the time of loan closing.: Disclosure: VA - Lender Certification (Government Documents) - EV3
*** (OPEN) Counseling Checklist for XXX Homebuyers is missing.: Disclosure: VA - Counseling Checklist for XXX Homebuyers (Government Documents)
COMMENT: 2025/XX/12: Counseling Checklist for XXX Homebuyers is missing.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2025/XX/12: XXX uses XXX’s definition of acceptable coverage. XXX requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
COMMENT: 2025/XX/12: Loan Guaranty Certificate is missing.
								2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2020 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021). (Final/11/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/11/XX/2020) - EV2

*** (OPEN) VA Unverified Income IRRRL Cash Out at Closing: VA Qualified Mortgage (Dodd-Frank 2014) – This IRRRL loan with unverified income contains cash out at closing less than $XXX. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2020 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021). (Final/11/XX/2020)
COMMENT: 2025/XX/13: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/11/XX/2020)
COMMENT: 2025/XX/13: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/12: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, an origination credit report, and all issued LE's.
											B	Yes	No		NV	11/XX/2020	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
456989946	XXX	XXX	XXX	3	3
*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) The veteran did not certify occupancy by checking an appropriate occupancy block in Section III - Veteran's Certifications of the VA - Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3

*** (OPEN) VA Funding Fee Error (Borrower Paid):: Date Issued: 04/XX/2020 - EV3

*** (OPEN) The Lender Disclosed Recoupment Months is not equal to the Calculated Fees Recouped Months. Documentation of the re-disclosure to the borrower of the correct calculated fees are required. - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2025/XX/12: Hazard insurance policy document is missing.

*** (OPEN) The veteran did not certify occupancy by checking an appropriate occupancy block in Section III - Veteran's Certifications of the VA - Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)
COMMENT: 2025/XX/13: Borrower did not check any of the boxes

*** (OPEN) VA Funding Fee Error (Borrower Paid):: Date Issued: 04/XX/2020
COMMENT: 2025/XX/13: The loan amount and upfront  oremium are incorrect on the CD signed at closing.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2025/XX/12: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.
								2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2020 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/04/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2815328) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2020) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2020) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2020) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2025/XX/12: FACTA Disclosure is missing.

*** (OPEN) TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2020 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/04/XX/2020)
COMMENT: 2025/XX/12: Loan Terms: Final Closing Disclosure provided on 04/XX/2020 disclosed a Principal and Interest Payment that does not match the actual payment for the loan.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2815328)
COMMENT: 2025/XX/12: Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2020)
COMMENT: 2025/XX/12: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2020)
COMMENT: 2025/XX/12: Revised Loan Estimate provided on 07/XX/2020 not received by borrower at least four (4) business days prior to closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/11: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security Instrument, an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's or TIL’s, GFE’s and HUD1’s.
											B	Yes	No		FL	4/XX/2020	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
456989947	XXX	XXX	XXX	3	3
*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

*** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3

*** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents) - EV3

*** (OPEN) VA - Veteran's Statement - Final is missing.: Disclosure: VA - Veteran's Statement - Final (Government Documents) - EV3

*** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's Statement - Initial (Government Documents) - EV3

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
COMMENT: 2025/XX/12: Loan Guaranty Certificate is missing.

*** (OPEN) The Hazard Insurance Policy Effective Date is after closing.
COMMENT: 2025/XX/12: Note date 04/XX/2021. Hazard Insurance Policy Effective Date 04/XX/2021, Disbursement Date: 04/XX/2021

*** (OPEN) VA - Lender Loan Quality Certification was not provided.: Disclosure: VA - Lender Loan Quality Certification (Government Documents)
COMMENT: 2025/XX/12: VA - Lender Loan Quality Certification was not provided.

*** (OPEN) VA - Veteran's Statement - Final is missing.: Disclosure: VA - Veteran's Statement - Final (Government Documents)
COMMENT: 2025/XX/12: VA - Veteran's Statement - Final is missing.

*** (OPEN) VA - Veteran's Statement - Initial is missing.: Disclosure: VA - Veteran's Statement - Initial (Government Documents)
COMMENT: 2025/XX/12: VA - Veteran's Statement - Initial is missing.
								1	*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/11: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security Instrument, an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's or TIL’s, GFE’s and HUD1’s.
											A	Yes	No		TN	4/XX/2021	Refinance	Primary	XXX	$XXX		VA Rebuttable Presumption QM	VA Rebuttable Presumption QM
456989948	XXX	XXX	XXX	2	1			2
*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2025/XX/13: Initial Escrow Account disclosure missing in loan file.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/11: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security Instrument, an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's or TIL’s, GFE’s and HUD1’s.
											B	Yes	No		AK	2/XX/2020	Refinance	Primary	XXX	$XXX		VA Safe Harbor QM	VA Safe Harbor QM
456989934	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	CT	5/XX/2007	Refinance	Primary	XXX	$XXX
456989933	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
											B	Yes	Yes	Final HUD1	GA	3/XX/2013	Refinance	Primary	XXX	$XXX
456989935	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	UT	10/XX/2005	Purchase	Investment	XXX	$XXX
456989936	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
456989937	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV1		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/14: TIL Itemization did not disclose Settlement/Closing/Escrow Fee of $XXX, Tax Cert of $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	NC	6/XX/2004	Refinance	Primary	XXX	$XXX
456989938	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
											B	Yes	Yes	Final HUD1	MO	10/XX/2006	Refinance	Primary	XXX	$XXX
456989939	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	MS	2/XX/2000	Purchase	Primary	XXX	$XXX
456989940	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	9/XX/2007	Purchase	Primary	XXX	$XXX
456989941	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2024/XX/14: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	NC	4/XX/2007	Purchase	Primary	XXX	$XXX
456989942	XXX	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2004	Purchase	Primary	XXX	$XXX
456989945	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2025/XX/27: Lookback testing performed up to broker initial disclosure.
											B	No	Yes	Final HUD1	NM	9/XX/1998	Purchase	Primary	XXX	$XXX
456989949	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	PA	12/XX/2008	Refinance	Primary	XXX	$XXX
456989930	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/10: Itemization of amount financed did not include the $XXX QC fee as a prepaid finance charge.
											B	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
456989921	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not provided - EV2
											B	No	Yes	Final HUD1	TX	3/XX/2000	Purchase	Primary	XXX	$XXX
456989845	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	Yes	Yes	Final HUD1	NV	7/XX/2006	Refinance	Primary	XXX	$XXX
456989844	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2004 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
											B	Yes	Yes	Final HUD1	CO	2/XX/2004	Refinance	Primary	XXX	$XXX
456989843	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2002 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	VA	1/XX/2003	Refinance	Primary	XXX	$XXX
456989840	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			A	Yes	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
456989922	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NC	1/XX/2007	Refinance	Primary	XXX	$XXX
456989842	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	MA	4/XX/2008	Refinance	Primary	XXX	$XXX
456989920	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2003	Purchase	Primary	XXX	$XXX
456989841	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	AL	5/XX/2003	Refinance	Primary	XXX	$XXX
456989828	XXX	XXX	XXX	2				2
*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	NC	5/XX/2003	Refinance	Primary	XXX	$XXX
456989827	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	MS	9/XX/2006	Purchase	Primary	XXX	$XXX
456989826	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
456989825	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/11: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	GA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989824	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/15: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/11: Unable to determine reason for under disclosure due to missing final Til itemization

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	PA	8/XX/2005	Purchase	Primary	XXX	$XXX
456989823	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2004	Purchase	Primary	XXX	$XXX
456989822	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/12: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	TX	2/XX/2007	Purchase	Primary	XXX	$XXX
456989821	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. COMMENT: 2018/XX/16: TIL appears to be final but not signed nor initialed by borrower.	B	Yes	Yes	Final HUD1	MI	2/XX/2002	Refinance	Primary	XXX	$XXX
456989829	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	Yes	Yes	Final HUD1	MS	1/XX/2002	Refinance	Primary	XXX	$XXX
456989830	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002. - EV2
											B	No	Yes	Final HUD1	MI	3/XX/2003	Purchase	Primary	XXX	$XXX
456989831	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	2/XX/2005	Purchase	Primary	XXX	$XXX
456989832	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989833	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
456989917	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MD	9/XX/2007	Refinance	Primary	XXX	$XXX
456989834	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/25: Unable to determine under disclosure due to missing itemization of amount financed
											B	No	Yes	Final HUD1	FL	9/XX/2007	Purchase	Primary	XXX	$XXX
456989835	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	GA	12/XX/2006	Purchase	Primary	XXX	$XXX
456989836	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/29: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	MD	11/XX/2006	Purchase	Primary	XXX	$XXX
456989837	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/02: TIL appears to be final but not signed nor initialed by borrower.	B	No	Yes	Final HUD1	MO	3/XX/2006	Purchase	Primary	XXX	$XXX
456989838	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	Yes	Yes	Final HUD1	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
456989918	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2018/XX/01: File does not contain either Preliminary or Final Title.	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NJ	6/XX/2002	UTD	UTD	XXX	$XXX
456989839	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	WA	6/XX/2001	UTD	UTD	XXX	$XXX
456989923	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	GA	12/XX/2005	Purchase	Primary	XXX	$XXX
456989919	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2006	Purchase	Primary	XXX	$XXX
456989852	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	1/XX/2006	Purchase	Primary	XXX	$XXX
456989854	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2006	Purchase	Primary	XXX	$XXX
456989855	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	IN	3/XX/2007	Purchase	Primary	XXX	$XXX
456989857	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	TX	4/XX/2007	Purchase	Primary	XXX	$XXX
456989858	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	TX	7/XX/2007	Purchase	Primary	XXX	$XXX
456989864	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
											B	No	Yes	Final HUD1	NE	6/XX/2007	Purchase	Primary	XXX	$XXX
456989859	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
											B	No	Yes	Final HUD1	MI	7/XX/2007	Purchase	Primary	XXX	$XXX
456989860	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	No	Yes	Final HUD1	LA	9/XX/2007	Purchase	Primary	XXX	$XXX
456989850	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	8/XX/2004	Refinance	Primary	XXX	$XXX
456989863	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/16: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
											B	Yes	Yes	Final HUD1	NY	9/XX/2006	Purchase	Primary	XXX	$XXX
456989851	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	MN	8/XX/2005	Refinance	Primary	XXX	$XXX
456989856	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
456989861	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CA	10/XX/2007	Purchase	Primary	XXX	$XXX
456989862	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	IA	6/XX/2005	Purchase	Primary	XXX	$XXX
456989925	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
456989853	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
456989926	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
456989927	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	9/XX/2006	Refinance	Primary	XXX	$XXX
456989865	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/08: Under disclosure is due to the lender utilizing an index value of 3.66% per the Approval document, however the lowest index value available in the look-back period is 3.94%.
											B	Yes	Yes	Final HUD1	CA	6/XX/2006	Purchase	Primary	XXX	$XXX
456989846	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Loan with an interest rate less than 8% contains an impermissible prepayment penalty of greater than 6 months interest calculated on 80% of the original balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
											B	Yes	Yes	Final HUD1	IL	11/XX/2006	Refinance	Primary	XXX	$XXX
456989924	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	No	Yes	Final HUD1	VA	4/XX/2008	Construction-Permanent	Primary	XXX	$XXX
456989847	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											B	Yes	Yes	Final HUD1	MA	11/XX/2007	Purchase	Primary	XXX	$XXX
456989848	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2005	Purchase	Primary	XXX	$XXX
456989849	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	Yes	Yes	Final HUD1	TX	8/XX/2007	Purchase	Primary	XXX	$XXX
456989951	XXX	XXX	XXX	1	1			1			A	Yes	No		AZ	9/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989952	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2025/XX/29: Credit Report Fee disclosed was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee; cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/29: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		FL	2/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456989953	XXX	XXX	XXX	3	1			1			A	Yes	No		MA	5/XX/2024	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456987574	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	NC	2/XX/2006	Purchase	UTD	XXX	$XXX
456987898	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	MT	10/XX/2005	Refinance	Primary	XXX	$XXX
456989915	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/18: TIL itemization did not disclose the CLO fee of $XXX as prepaid finance charges.
											B	No	Yes	Final HUD1	FL	2/XX/2005	Purchase	Primary	XXX	$XXX
456989916	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2025/XX/29: Lender did not include the monthly HOA dues for the subject in the DTI. Inclusion of the fee the DTI is 38.44488% and exceeds the DU approved DTI of 33.99%. *** (OPEN) Income documentation requirements not met. COMMENT: 2025/XX/29: Missing DU required executed 4506-T for both Borrowers.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 38.44488% moderately exceeds the guideline maximum of 36.99%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.77102% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .77102%). - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2021 which is 4 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 04/XX/2022 are underdisclosed. (Final/04/XX/2022) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2022) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2022) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/29: The file is missing the required income documentation and the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 38.44488% moderately exceeds the guideline maximum of 36.99%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/29: The file is missing the required income documentation and the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/29: The file is missing the required income documentation and the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/29: The file is missing the required income documentation and the points and fees are more than allowable maximum, causing the loan to waterfall through the QM Testing.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.77102% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .77102%).
COMMENT: 2025/XX/29: Points and Fees on subject loan of 3.77102% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .77102%).

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022)
COMMENT: 2025/XX/29: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022)
COMMENT: 2025/XX/29: Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2025/XX/29: Missing evidence of application date to verify disclosure provided in the required 3 days.

*** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2025/XX/29: Missing evidence of application date to verify disclosure provided in the required 3 days.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 04/XX/2022 are underdisclosed. (Final/04/XX/2022)
COMMENT: 2025/XX/29: The final Closing Disclosure page 4 reflects $XXX non-escrowed property costs over year 1; however, per the appraisal the subject has monthly HOA dues of $XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2022)
COMMENT: 2025/XX/29: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2025/XX/29: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX with no valid change of circumstance for the increases provided. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/29: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX with no valid change of circumstance for the increases provided.  Insufficient or no cure was provided to the borrower.
											C	Yes	No		CA	4/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989954	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/26: Under disclosure due to lender did not disclose Mortgage insurance on TIL.
											B	Yes	Yes	Final HUD1	NJ	11/XX/2004	Purchase	Primary	XXX	$XXX
456989955	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2025/XX/04: Loan is DSCR for which guidelines are required.	D		No		AZ	12/XX/2024	Refinance	Investment	XXX	$XXX		N/A
456989957	XXX	XXX	XXX	2	1			2	*** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 12/XX/2024 - EV2	*** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 12/XX/2024 COMMENT: 2025/XX/17: CD issued on 12/XX/2024 was received and signed by the borrower on 12/XX/2024.	B	No	No		MT	12/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989958	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2025/XX/15: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2022) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2022)
COMMENT: 2025/XX/15: Loan failed the TRID timing test as Initial CD 1/XX/2022 Issued less than 6 days prior to closing (1/XX/2022) and received by the borrower less than 3 business days prior to closing.
											B	Yes	No		CA	1/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989959	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.16480% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.16480%). - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2024) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2024) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/15: Failure due to Points and Fees on subject loan of 4.16480% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.16480% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.16480%).
COMMENT: 2025/XX/15: Points and Fees on subject loan of 4.16480% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2024)
COMMENT: 2025/XX/15: Missing evidence of 05/XX/2024 Initial Closing Disclosure receipt, using mailbox method results in late delivery.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2024)
COMMENT: 2025/XX/15: Missing evidence of 05/XX/2024Loan Estimate receipt, using mailbox method results in late delivery.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2025/XX/15: 10% tolerance was exceeded by $XXX, No valid Change of circumstance provided, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/15: Credit Report Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file
											C	Yes	No		MA	5/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989960	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2025) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2025 incorrectly disclosed whether property taxes are included in escrow. (Final/XX/20/2025) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2025)
COMMENT: 2025/XX/17: Appraisal report dated 2/XX/25, missing evidence of receipt.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2025 incorrectly disclosed whether property taxes are included in escrow. (Final/XX/20/2025)
COMMENT: 2025/XX/17: Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/17: Appraisal Fee increased from $XXX to $XXX, an increase of $XXX, without a valid changed circumstance document in file. No cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/17: Loan Discount Points increased from $XXX to $XXX, an increase of $XXX, without a valid changed circumstance document in file. No cure provided.
											B	Yes	No		NV	2/XX/2025	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989977	XXX	XXX	XXX	2	2	*** (WAIVED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV2	*** (WAIVED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2025/XX/14: Hazard Insurance coverage is insufficient by $XXX, based on the estimated cost new, there was no evidence of extended coverage or insurer's estimate of replacement cost provided.	2
*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
COMMENT: 2025/XX/14: RTC not signed by borrower.
											B	Yes	No		LA	2/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989978	XXX	XXX	XXX	2	2	*** (WAIVED) Missing Document: Hazard Insurance Policy not provided - EV2	*** (WAIVED) Missing Document: Hazard Insurance Policy not provided COMMENT: 2025/XX/14: HOI policy missing in file.	2
*** (WAIVED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (WAIVED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/20/2022) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580) - EV1

*** (WAIVED) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2025/XX/14: No evidence of appraisal being sent to borrower 3 days prior to closing.

*** (WAIVED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2025/XX/14: FACTA Disclosure missing in file.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/20/2022)
COMMENT: 2025/XX/14: Application date is 1/XX/22, earliest Loan Estimate in file is 1/XX/22.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
COMMENT: 2025/XX/14: Tax Service Fee (Life Of Loan) was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
											B	Yes	No		NJ	2/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989984	XXX	XXX	XXX	2	2	*** (WAIVED) The Flood Insurance Policy effective date is after the Note Date. - EV2	*** (WAIVED) The Flood Insurance Policy effective date is after the Note Date. COMMENT: 2025/XX/14: Loan funded12/XX/2021, prior to insurance effective date 12/XX/2021	2
*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021)
COMMENT: 2025/XX/14: Appraisal report dated 12/XX/2021 with Note date of 12/XX/2021 missing evidence of waiver.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2025/XX/15: Appraisal Fee increased on 12/XX/2021 Closing Disclosure with no valid change evident
											B	Yes	No		FL	12/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989985	XXX	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	Yes	Yes	Final HUD1	FL	3/XX/2012	Refinance	Primary	XXX	$XXX
456989975	XXX	XXX	XXX	2				2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	HI	10/XX/2011	Refinance	Primary	XXX	$XXX
456989979	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2002, 05/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											B	Yes	Yes	Final HUD1	MN	5/XX/2002	Refinance	Primary	XXX	$XXX
456989980	XXX	XXX	XXX	2				2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2012	Refinance	Primary	XXX	$XXX
456989986	XXX	XXX	XXX	2	2	*** (WAIVED) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV2		2
*** (WAIVED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022) - EV2

*** (WAIVED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (WAIVED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2022) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022)
COMMENT: 2025/XX/14: Verification appraisal was delivered to borrower was not provided.

*** (WAIVED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2025/XX/14: File is missing Right to Receive Copy of Appraisal

*** (WAIVED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2025/XX/14: The file was missing a copy of the Homeownership Counseling  disclosure or proof of the borrower's receipt within 3 days of originator application date.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2025/XX/26: File is missing the required Loan Estimate.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2022)
COMMENT: 2025/XX/26: There is only Final CD. There is no evidence of an earlier CD dated prior to 3 days from closing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/30: Income/Asset, 1008/Approval, AUS, Loan Estimate, Credit report, disclosures are missing
											B	Yes	No		CT	3/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989974	XXX	XXX	XXX	2				2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	MN	10/XX/2012	Refinance	Primary	XXX	$XXX
456989973	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	IL	6/XX/2007	Purchase	UTD	XXX	$XXX
456989970	XXX	XXX	XXX	2	2	*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. - EV2 *** (WAIVED) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV2	*** (WAIVED) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2025/XX/14: Available for Closing is insufficient to cover Cash From Borrower Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. No assets provided. *** (WAIVED) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2025/XX/14: E-sign Consent Agreement is missing	2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/03/XX/2023) - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023) - EV2

*** (OPEN) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.12481% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .12481%). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12481% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .12481%). - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2025/XX/10: Client restated to Non QM

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/03/XX/2023)
COMMENT: 2025/XX/14: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)
COMMENT: 2025/XX/14: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.12481% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .12481%).
COMMENT: 2025/XX/10: Client restated to Non QM

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/10: Waterfall due to Points and Fees. The Undiscounted Interest Rate and Undiscounted Interest Rate Price is not available.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12481% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .12481%).
COMMENT: 2025/XX/10: Waterfall due to Points and Fees. The Undiscounted Interest Rate and Undiscounted Interest Rate Price is not available.
											B	Yes	No		MI	4/XX/2023	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
456989981	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
											B	Yes	Yes	Final HUD1	HI	4/XX/2010	Refinance	Primary	XXX	$XXX
456989976	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	TX	7/XX/2009	Refinance	Primary	XXX	$XXX
456989982	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2009, 07/XX/2009, 06/XX/2009, 05/XX/2009, 04/XX/2009, 03/XX/2009, 02/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	OR	8/XX/2009	Refinance	Primary	XXX	$XXX
456989987	XXX	XXX	XXX	1	1			1			A	Yes	No		CA	9/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989983	XXX	XXX	XXX	2		*** (OPEN) Aged document: Primary Valuation is older than guidelines permit - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	SC	7/XX/2004	Purchase	Primary	XXX	$XXX
456989988	XXX	XXX	XXX	2	1			2
*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV2

*** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022)
COMMENT: 2025/XX/14: No evidence that borrower received a copy of appraisal 3 business days to closing.
											B	Yes	No		NJ	6/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989989	XXX	XXX	XXX	2	1			2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.45870% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .45870%). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.45870% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .45870%). - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2025/XX/10: Client reinstated to Non-QM

*** (OPEN) XXX 2014 - 3% Points and Fees: XXX 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.45870% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .45870%).
COMMENT: 2025/XX/10: Client reinstated to Non-QM

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/10: Points and Fees on subject loan of 3.45870% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.45870% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .45870%).
COMMENT: 2025/XX/10: Points and Fees on subject loan of 3.45870% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX
											B	Yes	No		TX	7/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
456989969	XXX	XXX	XXX	2				2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	No	Yes	Final HUD1	KY	8/XX/2011	Refinance	Investment	XXX	$XXX
456989967	XXX	XXX	XXX	2		*** (CLEARED) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2013, 05/XX/2013, 05/XX/2013.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	6/XX/2013	Refinance	Primary	XXX	$XXX
456989971	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/16: TIL Itemization did not disclose Credit report $XXX  and Notary Fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
456989972	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2010, 09/XX/2010.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	LA	10/XX/2010	Refinance	Primary	XXX	$XXX
456989968	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NJ	2/XX/2013	Purchase	Primary	XXX	$XXX
456989990	XXX	XXX	XXX	1	1			1			A	Yes	No		TX	12/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456989991	XXX	XXX	XXX	2	1	*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1 *** (CLEARED) Pending Internal Customer Final Collateral Package Review - EV1	*** (CLEARED) Income Docs Missing:: Borrower: XXX COMMENT: 2020/XX/03: Per the cash flow analysis, income included W-2 income from 2018 in Lender's calculations. No W-2s found in file	2
*** (WAIVED) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS. - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (0) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1

*** (WAIVED) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.
COMMENT: 2020/XX/05: 1040's and 1120's were not signed.  File does contain personal transcripts.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (0)
COMMENT: 2020/XX/02: Corrected CD, LOE, Cure Check and Shipping Label provided.  Lender to provide confirmation the package has shipped to the borrower or is in transit.  XXX tracking confirms the label was created but has not shipped.

*** (CURED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2020/XX/20: No valid COC or cure provided to borrower.  Recording fees total on final CD of  $XXX exceed the binding LE of total of$XXX.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2020/XX/30: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.

*** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2020/XX/30: Missing P&L, Balance sheet, 1040's and 1120's not signed.
											B	Yes	No		MA	3/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
456990002	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1997 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	NC	2/XX/1997	Purchase	Primary	XXX	$XXX
456990089	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
456990088	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2002, 11/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	OH	12/XX/2002	Purchase	Primary	XXX	$XXX
456990074	XXX	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	SC	5/XX/1998	Refinance	Primary	XXX	$XXX
456990071	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008, 04/XX/2008, 03/XX/2008, 02/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	8/XX/2008	Refinance	UTD	XXX	$XXX
456990063	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Illegible HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/1996, 09/XX/1996, 08/XX/1996, 07/XX/1996, 06/XX/1996, 05/XX/1996, 04/XX/1996.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	Yes	Illegible HUD1	TX	10/XX/1996	Purchase	UTD	XXX	$XXX
456990036	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/1999, 06/XX/1999, 05/XX/1999, 04/XX/1999, 03/XX/1999, 03/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	TX	7/XX/1999	Purchase	Primary	XXX	$XXX
456990083	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2000, 01/XX/2000, 12/XX/1999, 11/XX/1999, 10/XX/1999, 09/XX/1999, 08/XX/1999.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	No	Yes	Final HUD1	WA	2/XX/2000	Refinance	Investment	XXX	$XXX
456990065	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	TX	11/XX/2000	Purchase	Primary	XXX	$XXX
456990090	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	IN	11/XX/2007	Refinance	Primary	XXX	$XXX
456990011	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	SC	7/XX/2002	Refinance	Primary	XXX	$XXX
456990012	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2009, 06/XX/2009, 05/XX/2009.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											B	Yes	Yes	Final HUD1	WI	7/XX/2009	Refinance	Primary	XXX	$XXX
456990026	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2005	Purchase	Primary	XXX	$XXX
456990110	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	VA	10/XX/2005	Purchase	Primary	XXX	$XXX
456990097	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
456990027	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/25: TIL Itemization did not disclose $XXX Recording Service Fee and $XXX MERS Fee as prepaid finance charges.
											B	Yes	Yes	Final HUD1	OH	9/XX/2004	Refinance	Primary	XXX	$XXX
456990006	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	CO	6/XX/2006	Purchase	Primary	XXX	$XXX
456990049	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IN	8/XX/2006	Refinance	Primary	XXX	$XXX
456990054	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test – (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TX	11/XX/2006	UTD	UTD	XXX	$XXX
456990104	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2010, 01/XX/2010.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	NY	2/XX/2010	Refinance	Primary	XXX	$XXX
456990106	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	FL	9/XX/2007	Purchase	Primary	XXX	$XXX
456990000	XXX	XXX	XXX	3		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2011, 02/XX/2011, 01/XX/2011.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	3/XX/2011	Refinance	UTD	XXX	$XXX
456990109	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	OK	9/XX/2006	Refinance	Primary	XXX	$XXX
456990081	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NC	12/XX/2006	UTD	UTD	XXX	$XXX
456990073	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/1994, 03/XX/1994, 02/XX/1994, 01/XX/1994, 12/XX/1993, 11/XX/1993, 10/XX/1993.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TX	4/XX/1994	Purchase	UTD	XXX	$XXX
456989999	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. HELOC Initial Draw Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2025/XX/25: RTC provided date not provided.
											B	No	Yes	Line of Credit Closing Statement	WI	8/XX/2006	Refinance	Primary	XXX	$XXX
456990014	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/1998, 01/XX/1998, 12/XX/1997, 11/XX/1997, 10/XX/1997, 09/XX/1997, 08/XX/1997.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
											D	No	Yes	HUD1, not signed or stamped	NV	2/XX/1998	Purchase	Primary	XXX	$XXX
456990040	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											B	No	Yes	Final HUD1	MD	6/XX/2010	Purchase	Primary	XXX	$XXX
456990069	XXX	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	WI	1/XX/2012	Refinance	Primary	XXX	$XXX
456990007	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2011	Refinance	Primary	XXX	$XXX
456990087	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2008, 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008, 04/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	WA	10/XX/2008	Refinance	Primary	XXX	$XXX
456990020	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1998, prior to three (3) business days from transaction date of 12/XX/1998. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/25: TIL itemization did not disclose an Attorny  $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	PA	12/XX/1998	Refinance	Primary	XXX	$XXX
456990045	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2000, 03/XX/2000, 03/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	TX	4/XX/2000	Purchase	Primary	XXX	$XXX
456989998	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NC	10/XX/2007	Purchase	Primary	XXX	$XXX
456990078	XXX	XXX	XXX	2				2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
											B	Yes	Yes	Final HUD1	OH	3/XX/2011	Refinance	Primary	XXX	$XXX
456990028	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	OK	9/XX/2007	Purchase	Primary	XXX	$XXX
456990112	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	AZ	7/XX/2004	Purchase	Primary	XXX	$XXX
456990053	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 05/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
456990082	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	KY	9/XX/2006	Refinance	Primary	XXX	$XXX
456990092	XXX	XXX	XXX	2				2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	Yes	Yes	Final HUD1	NJ	7/XX/2010	Refinance	Primary	XXX	$XXX
456990010	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											B	Yes	Yes	Final HUD1	MI	9/XX/2003	Refinance	Primary	XXX	$XXX
456990059	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	IN	7/XX/1999	Purchase	Primary	XXX	$XXX
456990099	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 07/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NC	8/XX/2007	Refinance	Primary	XXX	$XXX
456990029	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	LA	3/XX/2006	Refinance	Primary	XXX	$XXX
456990085	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/1999, 03/XX/1999, 02/XX/1999, 01/XX/1999, 12/XX/1998, 11/XX/1998, 10/XX/1998.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	AL	4/XX/1999	Refinance	UTD	XXX	$XXX
456990066	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	4/XX/2007	Purchase	UTD	XXX	$XXX
456990001	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
456990005	XXX	XXX	XXX	3		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2
										*** (OPEN) Missing Document: HUD-1 Addendum not provided COMMENT: 2025/XX/25: Line 811 "See additional items" in the amount of XXX included in high cost testing.	D	Yes	Yes	Final HUD1	CA	10/XX/2003	Refinance	Primary	XXX	$XXX
456990068	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	DE	2/XX/2006	Refinance	UTD	XXX	$XXX
456990034	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	WI	7/XX/2003	Purchase	Primary	XXX	$XXX
456990064	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2001, 08/XX/2001, 07/XX/2001, 06/XX/2001, 05/XX/2001, 04/XX/2001, 03/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note Addendum. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2001, prior to three (3) business days from transaction date of 09/XX/2001. - EV2
											B	Yes	Yes	Final HUD1	NH	9/XX/2001	Refinance	Primary	XXX	$XXX
456990015	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	GA	6/XX/2007	Refinance	Investment	XXX	$XXX
456990093	XXX	XXX	XXX	3		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
											D	Yes	No	Missing	NJ	12/XX/2009	Refinance	Primary	XXX	$XXX
456990086	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
											B	No	Yes	Final HUD1	VA	3/XX/2005	Purchase	Primary	XXX	$XXX
456990019	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TX	2/XX/2008	Refinance	Primary	XXX	$XXX
456990052	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001. - EV2
											B	Yes	Yes	Final HUD1	UT	8/XX/2001	Refinance	Primary	XXX	$XXX
456990072	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2001, 05/XX/2001, 04/XX/2001, 03/XX/2001, 02/XX/2001, 01/XX/2001, 12/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	TN	6/XX/2001	Purchase	UTD	XXX	$XXX
456990096	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/25: Unable to Verify Finance charge variance due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	VA	4/XX/2007	Refinance	UTD	XXX	$XXX
456990024	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2002, 09/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	IN	10/XX/2002	Refinance	Primary	XXX	$XXX
456990047	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	VA	1/XX/2008	Refinance	Primary	XXX	$XXX
456990048	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 05/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	VA	5/XX/2011	Refinance	Primary	XXX	$XXX
456989997	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	NY	2/XX/2006	Refinance	Primary	XXX	$XXX
456990004	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	PA	3/XX/2005	Purchase	UTD	XXX	$XXX
456990094	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
456990058	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007, 09/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	TX	11/XX/2007	Purchase	Primary	XXX	$XXX
456990032	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Maryland Interest and Usury Prepayment Penalty: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	MD	6/XX/2005	Refinance	Primary	XXX	$XXX
456990033	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2025/XX/26: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	Yes	Yes	Final HUD1	GA	3/XX/2008	Purchase	Primary	XXX	$XXX
456990076	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	IL	8/XX/2005	Refinance	Primary	XXX	$XXX
456990080	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/28: TIL itemization did not disclose a Subordination fee of $XXX and Subordination recording fee $XXX as prepaid finance charges.
											B	Yes	Yes	Final HUD1	MT	2/XX/2009	Refinance	Primary	XXX	$XXX
456990091	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2001, 09/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	AR	9/XX/2001	Purchase	Primary	XXX	$XXX
456990111	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	DE	8/XX/2007	Purchase	Primary	XXX	$XXX
456990037	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	KY	6/XX/2005	Refinance	Primary	XXX	$XXX
456990114	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Flood Insurance Error: Coverage amount was not provided. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2025/XX/01: File is missing final AUS: Final 1008 showing AUS-LP approved was used for review.

*** (OPEN) Flood Insurance Error: Coverage amount was not provided.
COMMENT: 2025/XX/02: The coverage was not provided on the invoice/quote.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2025/XX/01: File is missing final AUS: Final 1008 showing AUS-LP approved was used for review.

*** (OPEN) REO Documents are missing.: Address: XXX, FL
COMMENT: 2025/XX/01: Provide following documents for the property XXX, FL:
1. Tax Verification
2. Insurance Verification
3. Lease Agreement
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - REO 25% Method: General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2024) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7561) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2025/XX/01: File is missing final AUS: Final 1008 showing AUS-LP approved was used for review.

*** (OPEN) General QM Provision Income and Assets - REO 25% Method: General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
COMMENT: 2025/XX/01: Provide Lease agreement or two years tax returns including schedule E for the property XXX.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024)
COMMENT: 2025/XX/01: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2024)
COMMENT: 2025/XX/01: Initial Loan Estimate dated 08/XX/2024 was electronically provided without or prior to borrower's consent to receive electronic disclosures.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2025/XX/01: Initial 1003 is missing in the file.
											C	Yes	No		FL	8/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456990115	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 10/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 10/XX/2024 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Post Close Closing Disclosure Timing Regular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 10/XX/2024 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/28: Cure not provided within required time period from date of discovery.

*** (OPEN) TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 10/XX/2024 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/28: Cure not provided within required time period from date of discovery.

*** (OPEN) TRID Post Close Closing Disclosure Timing Regular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
COMMENT: 2025/XX/28: Cure not provided within required time period from date of discovery.
											B	Yes	No		NY	10/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990117	XXX	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2024 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/11/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2024 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/11/XX/2024)
COMMENT: 2025/XX/03: Final Closing Disclosure provided on 11/XX/2024 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.
											B	Yes	No		AZ	11/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990118	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3 *** (OPEN) Mismatch of data related to Occupancy.: Borrower: XXX - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2025/XX/02: Asset documentation requirements not met

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2025/XX/02: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.
COMMENT: 2025/XX/02: The subject property is located in a FEMA Disaster area provide  A post disaster inspection verifying  there was no damage the inspection must include exterior photos and the property must be  re-inspected on or after .XX/XX/XXXX declared end date.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster.
COMMENT: 2025/XX/02: The subject property is located in a FEMA Disaster area provide  A post disaster inspection verifying  there was no damage the inspection must include exterior photos and the property must be  re-inspected on or after ...XX/XX/XXXX. declared end date.

*** (OPEN) Mismatch of data related to Occupancy.: Borrower: XXX
COMMENT: 2025/XX/01: As per declaration page Borrower has updated as yes   for occupying the Second home.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2025/XX/02: AUS is missing

*** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2025/XX/18: Calculated investor qualifying total debt ratio of 121.18516% exceeds AUS total debt ratio of 47.96000%.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  7.45000%. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2022) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 83.44860% significantly exceeds the guideline maximum of 47.96%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2025/XX/02: water fall due to insufficient reserves

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2025/XX/02: Waterfall due to insufficient reserve

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2025/XX/02: water fall due to insufficient reserves

*** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XXX% is equal to or greater than the threshold of  7.45000%.
COMMENT: 2025/XX/02: e: QM APR on subject loan of XXX% is equal to or greater than the threshold of 7.45000%.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2022)
COMMENT: 2025/XX/02: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2025/XX/02: File does not contain a valid COC for this fee, nor evidence of cure in file

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 83.44860% significantly exceeds the guideline maximum of 47.96%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2025/XX/18: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 121.18516% significantly exceeds the guideline maximum of 47.96%. (DTI Exception requires compelling compensating factors to consider regrading to
											C	No	No		FL	9/XX/2022	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	ATR Risk
456990119	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2024)
COMMENT: 2025/XX/01: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
											B	No	No		CA	7/XX/2024	Refinance	Investment	XXX	$XXX		N/A	N/A
456990120	XXX	XXX	XXX	3	1			1			A	No	No		TX	6/XX/2024	Refinance	Investment	XXX	$XXX		N/A	N/A
456990121	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. COMMENT: 2025/XX/02: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2024 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/10/XX/2024) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Irregular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 10/XX/2024 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2024 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/10/XX/2024)
COMMENT: 2025/XX/02: Seller Closing Disclosure document is missing in the file so there was no seller paid fees disclosed.

*** (OPEN) TRID Interim Closing Disclosure Timing Irregular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 10/XX/2024 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2025/XX/02: APR increased on 10/XX/2024 CD, this was not within 3 business days of 10/XX/2024 closing date.

*** (OPEN) TRID Post Close Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
COMMENT: 2025/XX/02: Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
											B	Yes	No		TX	10/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990122	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		2
*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2024) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (73109) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2024 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2024)
COMMENT: 2025/XX/01: Loan Estimate provided on 10/XX/2024 not received by borrower at least four (4) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (73109)
COMMENT: 2025/XX/01: Mortgage Broker Fee. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower.
											B	Yes	No		CA	10/XX/2024	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990123	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2024 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/09/XX/2024) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2025/XX/01: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR)

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2024 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/09/XX/2024)
COMMENT: 2025/XX/01: Incomplete Closing Disclosure issue date not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2025/XX/01: Appraisal Fee increased to $XXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.
											C	No	No		AZ	10/XX/2024	Purchase	Second Home	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
456990124	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3	*** (OPEN) Missing Document: Note - Subordinate Lien not provided COMMENT: 2025/XX/04: Missing documentation related to 2nd lien for downpayment assistance.	2	*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2025/XX/04: Initial Escrow Payment at Closing disclosed on Initial Escrow Account Disclosure Statement is $XXX.  Total disclosed on p.2 of the final Closing Disclosure is $XXX.  A separate disclosure with the correct starting balance is provided, however, it is undated.
											B	Yes	No		FL	9/XX/2023	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990125	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3 *** (OPEN) Missing Document: 1007 Rent Comparison Schedule not provided - EV3	*** (OPEN) Missing Document: 1007 Rent Comparison Schedule not provided COMMENT: 2025/XX/01: Rent comparable not provided.	1			A	No	No		SC	2/XX/2020	Purchase	Investment	XXX	$XXX		N/A	N/A
456990126	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3 *** (OPEN) Missing Document: 1007 Rent Comparison Schedule not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, SC - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. COMMENT: 2025/XX/01: The subject property is located in a FEMA Disaster area provide A post disaster inspection verifying there was no damage to the subject property is required . *** (OPEN) Missing Document: 1007 Rent Comparison Schedule not provided COMMENT: 2025/XX/01: 1007 Rent Comparison Schedule is missing *** (OPEN) REO Documents are missing.: Address: XXX, SC COMMENT: 2025/XX/01: Mortgage statement is missing	1			A	No	No		SC	2/XX/2020	Purchase	Investment	XXX	$XXX		N/A	N/A
456990127	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2025) - EV2
											B	Yes	No		AZ	1/XX/2025	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990128	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2021) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1
											B	Yes	No		FL	12/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990129	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2024) - EV2
											B	Yes	No		AZ	5/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990130	XXX	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2024) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (77113) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2025/XX/02: No cure was provided to the borrower Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2025/XX/02: No cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (77113)
COMMENT: 2025/XX/02: No cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Loan Tie-In Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
											B	Yes	No		IN	8/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
456990136	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	GA	10/XX/2005	Refinance	Primary	XXX	$XXX
456990137	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2009, prior to three (3) business days from transaction date of 08/XX/2009. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/05: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	GA	8/XX/2009	Refinance	Primary	XXX	$XXX
456990139	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Separate Balloon Payment Not Disclosed: Truth in Lending Act (MDIA 2011):  Mortgage loan contains a balloon payment that is not scheduled to occur at the same time as another payment and is not disclosed separately from the other periodic payments. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/05: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	GA	9/XX/2013	Purchase	Primary	XXX	$XXX
456990140	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2025/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	GA	10/XX/2006	Refinance	Primary	XXX	$XXX
456990135	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/18: The file is missing one or more of the core documents required for a review.  Please provide a Security Instrument, asset verification, and all issued CD's.
											D		No		GA	3/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM
456990138	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2025/XX/18: The file is missing one or more of the core documents required for a review.  Please provide an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, and an origination credit report.
											D		No
456990133	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
											B	No	Yes	Final HUD1	TN	8/XX/2007	Purchase	Primary	XXX	$XXX
456990060	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	IL	6/XX/2007	Refinance	Primary	XXX	$XXX
456990062	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days. - EV2
											B	Yes	Yes	Final HUD1	UT	8/XX/2007	Refinance	Primary	XXX	$XXX
456989996	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	MN	11/XX/2006	Refinance	Primary	XXX	$XXX
456990021	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Loan Approval indicates the index used was  1.88%.  The closest index available in our look-back period is 1.91%.
											B	Yes	Yes	Final HUD1	GA	8/XX/2004	Refinance	Primary	XXX	$XXX
456990050	XXX	XXX		2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Neg AM
											B	Yes	Yes	Final HUD1	CA	3/XX/2003	Refinance	Primary	XXX	$XXX
456990035	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	6/XX/2004	Refinance	Primary	XXX	$XXX
456990009	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Payment stream portion is due to index.  Index used (per Approval) is 1.880%;  the closest index available within the look back period is 1.91%.
											B	Yes	Yes	Final HUD1	MN	8/XX/2004	Refinance	Primary	XXX	$XXX
456990022	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			A	Yes	Yes	Final HUD1	NC	11/XX/2005	Purchase	Primary	XXX	$XXX
456990023	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	TN	1/XX/2003	Refinance	Primary	XXX	$XXX
456990107	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	PA	11/XX/2007	Purchase	Primary	XXX	$XXX
456990056	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	Yes	Yes	Final HUD1	NC	5/XX/2004	Purchase	Primary	XXX	$XXX
456990030	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
456990016	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
456990057	XXX	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	TN	1/XX/2007	Refinance	Primary	XXX	$XXX
456990025	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
456990041	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											B	Yes	Yes	Final HUD1	PA	12/XX/2010	Refinance	Primary	XXX	$XXX
456990013	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 07/XX/2011 - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	VA	8/XX/2011	Purchase	Primary	XXX	$XXX
456990051	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2012	Refinance	Investment	XXX	$XXX
456990070	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											B	No	Yes	Final HUD1	MD	11/XX/2012	Purchase	Primary	XXX	$XXX
456990039	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2012, prior to three (3) business days from transaction date of 12/XX/2012. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2012	Refinance	Primary	XXX	$XXX
456990077	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2012 - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2012	Purchase	Primary	XXX	$XXX
456990046	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (CLEARED) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PA	11/XX/2005	Refinance	UTD	XXX	$XXX
456990003	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	OH	8/XX/2006	Refinance	Primary	XXX	$XXX
456990043	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	OR	3/XX/2007	Refinance	Primary	XXX	$XXX
456990098	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	FL	2/XX/2005	Refinance	Primary	XXX	$XXX
456990084	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 7 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	MD	1/XX/2007	Refinance	Primary	XXX	$XXX
456990067	XXX	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
											B	Yes	Yes	Final HUD1	MO	12/XX/2012	Refinance	Primary	XXX	$XXX
456990038	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects
$XXX.
											B	Yes	Yes	Final HUD1	NC	1/XX/2013	Refinance	Primary	XXX	$XXX
456990018	XXX	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
											B	Yes	Yes	Final HUD1	PA	1/XX/2013	Refinance	Primary	XXX	$XXX
456990105	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2		B	No	Yes	Final HUD1	VA	6/XX/1998	Refinance	Investment	XXX	$XXX
456990108	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2002	Purchase	Primary	XXX	$XXX
456990079	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	CA	4/XX/2007	Refinance	Investment	XXX	$XXX
456990061	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
456990055	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Under disclosure due to biweekly payments. Lender's Final TIL has 629 biweekly payments and the audited field calculates 623 biweekly payments.
											B	No	Yes	Final HUD1	FL	2/XX/2002	Purchase	Primary	XXX	$XXX
456990102	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
											B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
456990017	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note Addendum. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Fees are under disclosed $XXX and fees match the HUD.  Unable to verify the reason for the under disclosure due to missing Itemization.
											B	No	Yes	Final HUD1	NH	9/XX/1997	Purchase	Primary	XXX	$XXX
456990008	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Fees are under disclosed $XXX and fees match the HUD.  Unable to verify the reason for the under disclosure due to missing Itemization.
											B	No	Yes	Final HUD1	MN	12/XX/1999	Purchase	Primary	XXX	$XXX
456990103	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	ID	12/XX/2000	Purchase	Primary	XXX	$XXX
456990031	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	MN	12/XX/2003	Refinance	Primary	XXX	$XXX
456990075	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2
											B	Yes	Yes	Final HUD1	NC	7/XX/2003	Refinance	Primary	XXX	$XXX
456990113	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/08: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
456990100	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009. - EV2
											B	Yes	Yes	Final HUD1	VA	1/XX/2009	Refinance	Primary	XXX	$XXX
456990095	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
											B	No	Yes	Final HUD1	PA	1/XX/2007	Refinance	Investment	XXX	$XXX
456990101	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/08: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	GA	2/XX/2005	Refinance	Primary	XXX	$XXX
456990044	XXX	XXX	XXX	2		*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I COMMENT: 2021/XX/05: Not DSI	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	No	Yes	Final HUD1	SC	10/XX/2003	Purchase	Primary	XXX	$XXX
456990042	XXX	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (CLEARED) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV1
											B	Yes	Yes	Final HUD1	NC	1/XX/2008	Refinance	Primary	XXX	$XXX
456990131	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/27: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/27: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											B	No	Yes	Final HUD1	WA	11/XX/2006	Purchase	Primary	XXX	$XXX
456990134	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	NJ	1/XX/2006	Purchase	Primary	XXX	$XXX
456990141	XXX	XXX	XXX	1	1			1			A	No	No		FL	11/XX/2024	Purchase	Investment	XXX	$XXX		N/A	N/A
456989307	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	CT	8/XX/2012	Refinance	Primary	XXX	$XXX
456988918	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2026/XX/20: Missing RTC Signature Date.
											B	No	Yes	Final HUD1	MD	7/XX/2005	Refinance	Primary	XXX	$XXX
456989464	XXX	XXX	XXX	1		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		1			A	Yes	Yes	Final HUD1	MD	7/XX/2008	Refinance	Primary	XXX	$XXX
456988905	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	FL	6/XX/2006	Refinance	Investment	XXX	$XXX
456989384	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	Yes	HELOC Agreement	MN	9/XX/2006	Refinance	Primary	XXX	$XXX
456988664	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/26: Underdisclosure appears to be related to the payment stream variations because of a difference of the MI rate and when it drops
											B	Yes	Yes	Final HUD1	TX	4/XX/2004	Refinance	Primary	XXX	$XXX
456989545	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
											B	No	Yes	HELOC Agreement	CO	3/XX/2006	Refinance	Primary	XXX	$XXX
456989550	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	AZ	7/XX/2006	Refinance	UTD	XXX	$XXX
456988910	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	AZ	1/XX/2006	Refinance	UTD	XXX	$XXX
456988906	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	HELOC Agreement	CA	7/XX/2006	Purchase	Primary	XXX	$XXX
456988908	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2
											B	No	Yes	HUD1, not signed or stamped	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
456988924	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
											B	No	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
456988909	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
456988922	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	HELOC Agreement	CA	1/XX/2006	Refinance	UTD	XXX	$XXX
456988913	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
											B	Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
456989302	XXX	XXX	XXX	3		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 06/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	No	No	Estimated HUD1	OR	6/XX/2007	Purchase	Primary	XXX	$XXX
456989283	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/16: The file is missing one or more of the core documents required for a review.  Please provide an initial 1003, final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's or TIL’s, GFE’s and HUD1’s.  Loan is a HELOC for which guidelines are required.
											D		No
456989568	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/20: The file is missing core information required for a review. The loan transaction is HELOC for which guidelines are required.	D		No
456989956	XXX	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, ID - EV3 *** (OPEN) Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2026/XX/21: E-sign consent missing in the file. *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2026/XX/22: Calculated investor qualifying total debt ratio of 49.82091% exceeds Guideline total debt ratio of 45.00000%. *** (OPEN) REO Documents are missing.: Address: XXX, ID COMMENT: 2026/XX/21: Lease agreement missing in the file.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General QM Provision Income and Assets - REO 25% Method: General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method) - EV3

*** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 49.82091% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022) - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2022) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2026/XX/22: The loan tested as QM (APOR) fail due to missing tax returns with schedule E or lease agreement for other REO.

*** (OPEN) General QM Provision Income and Assets - REO 25% Method: General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
COMMENT: 2026/XX/22: Missing tax returns with schedule E or lease agreement for other REO.

*** (OPEN) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 49.82091% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/22: The loan was lender approved with a DTI of 49.82% which exceeds guideline maximum allowable of 45%.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2026/XX/22: Missing tax returns with schedule E or lease agreement for other REO.

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022)
COMMENT: 2026/XX/21: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2026/XX/21: CHARM Booklet not provided

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2022)
COMMENT: 2026/XX/21: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2026/XX/21: Calculated Annual Percentage Rate is 5.36000% and Final Closing Disclosure Annual Percentage Rate is 5.36%, Annual Percentage Rate Varaiance is 0.000%.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2026/XX/21: Loan Estimate not provided

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/21: Closing Disclosure not provided to Borrower at least three business days prior to closing.
											C	Yes	No		CA	3/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456987570	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2000, 10/XX/2000, 09/XX/2000, 08/XX/2000, 07/XX/2000, 06/XX/2000, 05/XX/2000.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	TX	11/XX/2000	Purchase	Primary	XXX	$XXX
456987602	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2008, 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008, 04/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	MD	10/XX/2008	Refinance	UTD	XXX	$XXX
456987668	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: TIL itemization did not disclose Recording Service Fee of $XXX and Flood Certification of $XXX as prepaid finance charge.
											B	No	Yes	Final HUD1	LA	9/XX/2001	Purchase	Primary	XXX	$XXX
456987673	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	NJ	12/XX/2006	Purchase	Investment	XXX	$XXX
456987689	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
456987695	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 12/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
456987699	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	MN	9/XX/2004	Refinance	Primary	XXX	$XXX
456987709	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
											B	Yes	Yes	Final HUD1	PA	3/XX/2005	Refinance	Primary	XXX	$XXX
456987734	XXX	XXX	XXX	2				2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	LA	3/XX/2009	Refinance	Primary	XXX	$XXX
456987818	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	MI	4/XX/2006	Refinance	UTD	XXX	$XXX
456987819	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/07: File is missing HUD, Note or TIL required to run compliance.	D		No
456987821	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2006	Purchase	Primary	XXX	$XXX
456987900	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2008, 11/XX/2008, 10/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	OR	12/XX/2008	Refinance	Primary	XXX	$XXX
456987925	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	12/XX/2006	Refinance	UTD	XXX	$XXX
456987937	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	VA	1/XX/2007	UTD	UTD	XXX	$XXX
456987975	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	CT	1/XX/2007	Refinance	UTD	XXX	$XXX
456988021	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Broker Notice Not Provided): New York Subprime Loan: Broker did not provide disclosure at time of application stating the exact amount and methodology of total compensation that broker will receive. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2

*** (OPEN) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2008, 11/XX/2008, 11/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of Prime Mortgage Market Rate 5.28000 + 1.75%, or 7.03000%.  Non-Compliant SubPrime Loan. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	NY	12/XX/2008	Purchase	Primary	XXX	$XXX
456988022	XXX	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 3 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2011, 01/XX/2011, 12/XX/2010, 11/XX/2010, 10/XX/2010, 09/XX/2010, 08/XX/2010.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
											B	Yes	Yes	Final HUD1	NY	2/XX/2011	Purchase	Primary	XXX	$XXX
456988247	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/02: It appears the lender used an index lower than 3.7286%, which is the lowest rate in the look back period. Unable to identify which is correct index due to missing source document.
											B	No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Primary	XXX	$XXX
456988279	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	FL	8/XX/2003	Refinance	UTD	XXX	$XXX
456988280	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2001, 09/XX/2001, 08/XX/2001, 07/XX/2001, 06/XX/2001, 05/XX/2001, 04/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/2001	Refinance	Primary	XXX	$XXX
456988286	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	AZ	12/XX/2005	Refinance	Primary	XXX	$XXX
456988287	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											D	Yes	Yes	Estimated HUD1	AZ	7/XX/2003	Refinance	Primary	XXX	$XXX
456988288	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2005	Refinance	Primary	XXX	$XXX
456988298	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2004, 03/XX/2004, 02/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2004	Refinance	Primary	XXX	$XXX
456988494	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 06/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2003	Refinance	Primary	XXX	$XXX
456988495	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 02/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	MA	3/XX/2005	Refinance	Primary	XXX	$XXX
456988496	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
											B	Yes	Yes	Final HUD1	SC	3/XX/2004	Purchase	Primary	XXX	$XXX
456988505	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2003, 03/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2003	Refinance	Primary	XXX	$XXX
456988506	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2004	Refinance	Primary	XXX	$XXX
456988513	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	NJ	8/XX/2004	Refinance	Investment	XXX	$XXX
456988515	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	IN	4/XX/2004	Refinance	Primary	XXX	$XXX
456988516	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	3/XX/2005	Refinance	Primary	XXX	$XXX
456988517	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	MO	12/XX/2004	Refinance	UTD	XXX	$XXX
456988520	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	6/XX/2004	Purchase	Primary	XXX	$XXX
456988521	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2001, 08/XX/2001, 08/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	GA	9/XX/2001	Purchase	Primary	XXX	$XXX
456988529	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2004, 05/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/02: Under disclosure due to lender disclosed TIL utilizing an index lower than available within look back. Lowest index within look back is 1.32%.
											B	Yes	Yes	Final HUD1	IL	6/XX/2004	Refinance	Primary	XXX	$XXX
456988530	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 04/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	IL	5/XX/2003	Refinance	Primary	XXX	$XXX
456988533	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/07: File is missing HUD, Note or TIL required to run compliance.	D		No
456988534	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	NC	7/XX/2004	Purchase	UTD	XXX	$XXX
456988540	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/07: File is missing HUD, Note or TIL required to run compliance.	D		No
456988541	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	ME	7/XX/2004	Refinance	Primary	XXX	$XXX
456988549	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	12/XX/2004	Purchase	Primary	XXX	$XXX
456988555	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 02/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	3/XX/2005	Purchase	Primary	XXX	$XXX
456988557	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 5.10000%, 5.10000%,    which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002, 09/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
											B	Yes	Yes	Final HUD1	LA	3/XX/2003	Refinance	Primary	XXX	$XXX
456988624	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2002, 02/XX/2002, 01/XX/2002, 12/XX/2001, 11/XX/2001, 10/XX/2001, 09/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	MN	3/XX/2002	Refinance	Primary	XXX	$XXX
456988651	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	VT	4/XX/2006	Refinance	UTD	XXX	$XXX
456988652	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	ME	4/XX/2005	Refinance	UTD	XXX	$XXX
456988661	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	OH	3/XX/2004	Refinance	Primary	XXX	$XXX
456988666	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	WA	3/XX/2004	Refinance	Primary	XXX	$XXX
456988669	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003, 08/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	TX	9/XX/2003	Purchase	Primary	XXX	$XXX
456988672	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
											B	Yes	Yes	Final HUD1	NJ	1/XX/2007	Refinance	Primary	XXX	$XXX
456988673	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	11/XX/2006	Purchase	Primary	XXX	$XXX
456988675	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/07: File is missing HUD, Note or TIL required to run compliance.	D		No
456988911	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 5%. - EV2
											B	No	Yes	HELOC Agreement	VA	6/XX/2007	UTD	UTD	XXX	$XXX
456988912	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	FL	1/XX/2006	Purchase	Primary	XXX	$XXX
456988916	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2006	Purchase	Primary	XXX	$XXX
456988917	XXX	XXX	XXX	3		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											D	Yes	Yes	Estimated HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
456988919	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of 10.00000%/$XXX exceeds state maximum of 6% or $XXX whichever is greater. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
456988920	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of 10.00000%/$XXX exceeds state maximum of 6% or $XXX whichever is greater. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2
											B	No	Yes	Final HUD1	CA	1/XX/2006	Refinance	Primary	XXX	$XXX
456988921	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2026/XX/06: RTC signature date is missing
											B	No	Yes	Final HUD1	CO	1/XX/2006	Refinance	Primary	XXX	$XXX
456988925	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
											B	Yes	Yes	Final HUD1	NY	10/XX/2006	Refinance	Primary	XXX	$XXX
456988926	XXX	XXX	XXX	2				2
*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed: Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed from Final HUD1 (Broker Fee) - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2026/XX/07: RTC Signed date is missing
											B	No	Yes	Final HUD1	PA	1/XX/2007	Refinance	Primary	XXX	$XXX
456988927	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of 10.00000%/$XXX exceeds state maximum of 6% or $XXX whichever is greater. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
											B	No	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
456988929	XXX	XXX	XXX	2				2
*** (OPEN) California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of 10.00000%/$XXX exceeds state maximum of 6% or $XXX whichever is greater. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed: Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed from Final HUD1 (Loan Origination Fee, Processing Fee) - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2026/XX/06: Missing RTC Signature Date
											B	No	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
456989250	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2026/XX/06: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
											D	Yes	Yes	Estimated HUD1	NV	1/XX/2008	Refinance	UTD	XXX	$XXX
456989257	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	MD	11/XX/2007	Refinance	Primary	XXX	$XXX
456989258	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	CA	11/XX/2005	Purchase	Primary	XXX	$XXX
456989260	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	Yes	Yes	Final HUD1	MD	12/XX/2007	Refinance	Primary	XXX	$XXX
456989269	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PA	4/XX/2006	Purchase	Primary	XXX	$XXX
456989272	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
456989278	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	10/XX/2006	Refinance	UTD	XXX	$XXX
456989287	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/07: Loan file is missing note, HUD and TIL from subject transaction from 05/XX/2002.	D		No		IN	3/XX/2007	UTD	UTD
456989290	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2007	UTD	UTD	XXX	$XXX
456989297	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	NM	5/XX/2007	Purchase	Primary	XXX	$XXX
456989298	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	No	Yes	Final HUD1	TN	3/XX/2007	Purchase	Primary	XXX	$XXX
456989299	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	HELOC Agreement	IL	5/XX/2007	Refinance	UTD	XXX	$XXX
456989304	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
											B	Yes	No	HELOC Agreement	CT	6/XX/2005	Refinance	Primary	XXX	$XXX
456989311	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
456989313	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 11/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989315	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	MD	6/XX/2007	Refinance	UTD	XXX	$XXX
456989317	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
456989319	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	VA	10/XX/2004	Refinance	UTD	XXX	$XXX
456989321	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PR	5/XX/2005	UTD	UTD	XXX	$XXX
456989323	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989327	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
456989329	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2026/XX/07: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/07: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2026/XX/07: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	UTD	XXX	$XXX
456989330	XXX	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 05/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed: Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed from Final HUD1 (Loan Origination Fee, Processing Fee) - EV2
											B	No	Yes	Final HUD1	FL	5/XX/2005	Refinance	Primary	XXX	$XXX
456989331	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New Jersey Prepayment Penalty - Non Business Entity: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey under N.J.S.A. 46:10B-2.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) New Jersey Prepayment Penalty RMLA Licensee Subordinate Lien: New Jersey RMLA Prepayment Penalty (Subordinate Lien): Prepayment penalties are not permissible in the state of New Jersey for loans made by licensees under NJ Admin Code 3:15-10.1(b).  If not RMLA licensed, provide documentation or attestation.
Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	Yes	Yes	Final HUD1	NJ	1/XX/2007	Purchase	Primary	XXX	$XXX
456989332	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
456989337	XXX	XXX	XXX	2				2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
456989338	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											D	Yes	No	Missing	NJ	1/XX/2008	Purchase	Primary	XXX	$XXX
456989349	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2026/XX/07: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/07: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	AZ	2/XX/2007	UTD	UTD	XXX	$XXX
456989358	XXX	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											D	Yes	Yes	HUD1, not signed or stamped	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
456989361	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed: Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed from Final HUD1 (Admin Fee) - EV2
											B	No	Yes	Final HUD1	CA	5/XX/2005	Purchase	Primary	XXX	$XXX
456989370	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	No	No	Missing	FL	12/XX/2004	Refinance	UTD	XXX	$XXX
456989371	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
456989374	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	IL	1/XX/2006	UTD	UTD	XXX	$XXX
456989375	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											D	Yes	No	Missing	CA	1/XX/2007	Purchase	Primary	XXX	$XXX
456989376	XXX	XXX	XXX	2		*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
											B	Yes	Yes	Final HUD1	GA	8/XX/2004	Refinance	UTD	XXX	$XXX
456989386	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	FL	9/XX/2006	UTD	UTD	XXX	$XXX
456989389	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											A	No	Yes	Final HUD1	IN	12/XX/2002	Purchase	Primary	XXX	$XXX
456989391	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	CA	8/XX/2007	Purchase	Second Home	XXX	$XXX
456989392	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2026/XX/06: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2026/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											D	Yes	No	Missing	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
456989393	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2008, 10/XX/2008, 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	SC	11/XX/2008	Refinance	UTD	XXX	$XXX
456989394	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
456989396	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	MO	6/XX/2005	Purchase	Primary	XXX	$XXX
456989397	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
											B	No	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
456989398	XXX	XXX	XXX	1				1			A	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
456989400	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
											B	No	Yes	HELOC Agreement	MN	8/XX/2003	Refinance	Primary	XXX	$XXX
456989407	XXX	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
											B	Yes	Yes	Final HUD1	GA	5/XX/2007	Refinance	Primary	XXX	$XXX
456989410	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2026/XX/07: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2026/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
											D	Yes	Yes	HUD1, not signed or stamped	CA	10/XX/2006	Refinance	UTD	XXX	$XXX
456989413	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	CA	4/XX/2006	Purchase	Primary	XXX	$XXX
456989414	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	5/XX/2006	UTD	UTD	XXX	$XXX
456989420	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
456989422	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
											B	Yes	Yes	HELOC Agreement	NY	11/XX/2003	Refinance	Primary	XXX	$XXX
456989424	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	CA	4/XX/2006	Purchase	Primary	XXX	$XXX
456989425	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
											C	Yes	Yes	Final HUD1	NJ	6/XX/2005	Refinance	Primary	XXX	$XXX
456989430	XXX	XXX	XXX	1		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		1			A	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
456989432	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/07: TIL itemization did not disclose an Flood Certification fee of $XXX and Attorney fee of $XXX as prepaid finance charge.
											B	Yes	Yes	Final HUD1	MD	10/XX/2007	Refinance	UTD	XXX	$XXX
456989435	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
456989436	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	FL	5/XX/2005	Purchase	Primary	XXX	$XXX
456989437	XXX	XXX	XXX	2				2
*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of XXX%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 10/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	IL	11/XX/2006	Purchase	Primary	XXX	$XXX
456989439	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	12/XX/2006	Refinance	UTD	XXX	$XXX
456989444	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	IN	10/XX/2006	Purchase	Primary	XXX	$XXX
456989451	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	CA	9/XX/2006	UTD	UTD	XXX	$XXX
456989458	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 07/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
456989460	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 09/XX/2006 - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	PA	9/XX/2006	Refinance	UTD	XXX	$XXX
456989463	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	VA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989466	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	No	HELOC Agreement	CT	8/XX/2007	Refinance	UTD	XXX	$XXX
456989467	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	TX	10/XX/2003	Purchase	Primary	XXX	$XXX
456989468	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2001, 08/XX/2001, 07/XX/2001, 06/XX/2001, 05/XX/2001, 04/XX/2001, 03/XX/2001.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.

"
											B	Yes	Yes	Final HUD1	WV	9/XX/2001	Refinance	UTD	XXX	$XXX
456989469	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	No	HELOC Agreement	AZ	1/XX/2006	UTD	UTD	XXX	$XXX
456989473	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
											B	Yes	Yes	Final HUD1	IN	8/XX/2007	Purchase	Primary	XXX	$XXX
456989474	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2026/XX/08: File is missing HUD, Note or TIL required to run compliance.	D		No
456989475	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
										*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2026/XX/06: TIL appears to be final but not signed nor initialed by borrower.	B	No	Yes	Final HUD1	FL	12/XX/2006	Purchase	Primary	XXX	$XXX
456989477	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	No	Yes	Final HUD1	IL	12/XX/2006	Purchase	Primary	XXX	$XXX
456989480	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	NC	8/XX/2002	Refinance	UTD	XXX	$XXX
456989483	XXX	XXX	XXX	1				1			A	Yes	Yes	Final HUD1	KY	3/XX/2007	Refinance	Primary	XXX	$XXX
456989484	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed: Truth in Lending Act (HELOC): Fees on HELOC Agreement underdisclosed from Final HUD1 (Settlement/Closing/Escrow Fee) - EV2
											B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
456989485	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	No	Yes	HELOC Agreement	FL	3/XX/2006	Refinance	UTD	XXX	$XXX
456989490	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
456989491	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	GA	10/XX/2005	Purchase	Primary	XXX	$XXX
456989496	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1
											B	Yes	Yes	Final HUD1	MD	12/XX/2006	Refinance	Primary	XXX	$XXX
456989499	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.
											B	Yes	Yes	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
456989500	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	FL	3/XX/2007	Purchase	Primary	XXX	$XXX
456989501	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989504	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	FL	3/XX/2006	Purchase	Primary	XXX	$XXX
456989505	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	No	Yes	Final HUD1	MD	12/XX/2006	Purchase	Primary	XXX	$XXX
456989507	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/07: Unable to verify finance charge variance due to missing itemization of amount financed.
											B	No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
456989508	XXX	XXX	XXX	2				2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	Yes	Yes	Final HUD1	TN	6/XX/2007	Refinance	Primary	XXX	$XXX
456989510	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
											B	No	Yes	Line of Credit Closing Statement	CA	2/XX/2005	Purchase	Primary	XXX	$XXX
456989517	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	WA	2/XX/2005	Purchase	Primary	XXX	$XXX
456989521	XXX	XXX	XXX	2				2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	Yes	Yes	Final HUD1	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
456989522	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
											B	No	Yes	Final HUD1	TN	8/XX/2006	Purchase	Second Home	XXX	$XXX
456989523	XXX	XXX	XXX	3		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/1998, 11/XX/1998, 10/XX/1998, 09/XX/1998, 08/XX/1998, 07/XX/1998, 06/XX/1998.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	TN	12/XX/1998	UTD	UTD	XXX	$XXX
456989528	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008, 04/XX/2008, 03/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008. - EV2
											B	Yes	No	HELOC Agreement	IL	9/XX/2008	Refinance	Primary	XXX	$XXX
456989529	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
											B	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
456989533	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	Yes	Yes	Final HUD1	FL	9/XX/2006	Refinance	Primary	XXX	$XXX
456989534	XXX	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											B	Yes	Yes	Final HUD1	NY	4/XX/2005	Purchase	Primary	XXX	$XXX
456989535	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2026/XX/07: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2026/XX/07: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
											B	No	Yes	Final HUD1	GA	9/XX/2006	Purchase	Second Home	XXX	$XXX
456989538	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
											B	Yes	Yes	HELOC Agreement	IL	7/XX/2005	Refinance	Primary	XXX	$XXX
456989551	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2
											B	No	Yes	Final HUD1	PA	11/XX/2006	Purchase	Primary	XXX	$XXX
456989557	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 07/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
											B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
456989558	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3		D	No	Yes	HUD1, not signed or stamped	NV	5/XX/2007	Purchase	Primary	XXX	$XXX
456989559	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	VA	10/XX/2007	Refinance	UTD	XXX	$XXX
456989563	XXX	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2006, 06/XX/2006, 05/XX/2006, 05/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
											B	Yes	Yes	Final HUD1	CA	7/XX/2006	Purchase	Primary	XXX	$XXX
456989566	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
456989573	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2010 - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Loan. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
											B	Yes	Yes	Final HUD1	MD	10/XX/2010	Refinance	Primary	XXX	$XXX
456989575	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		3
*** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
											D	Yes	Yes	Estimated HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
456989577	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 08/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	IL	8/XX/2007	Purchase	Primary	XXX	$XXX
456989579	XXX	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 04/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
											B	No	Yes	Final HUD1	WI	5/XX/2007	Refinance	Primary	XXX	$XXX
456989580	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	NY	9/XX/2006	Refinance	UTD	XXX	$XXX
456989583	XXX	XXX	XXX	2				2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	No	Yes	Final HUD1	TN	8/XX/2007	Purchase	Primary	XXX	$XXX
456989593	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Wisconsin Prepayment Penalty < 25,000: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a loan less than $XXX under the Wisconsin Consumer Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
											B	No	Yes	HELOC Agreement	WI	2/XX/2005	Refinance	UTD	XXX	$XXX
456989597	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	PA	7/XX/2007	Refinance	UTD	XXX	$XXX
456989598	XXX	XXX	XXX	2		*** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											B	No	Yes	Final HUD1	MD	11/XX/2007	Purchase	Primary	XXX	$XXX
456989599	XXX	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
											B	No	Yes	Final HUD1	TN	7/XX/2007	Purchase	Primary	XXX	$XXX
456989600	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
											B	No	Yes	Final HUD1	FL	8/XX/2007	Purchase	Primary	XXX	$XXX
456989866	XXX	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	NY	1/XX/2008	Purchase	UTD	XXX	$XXX
456989867	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
											B	Yes	Yes	Final HUD1	SC	12/XX/2002	Refinance	Primary	XXX	$XXX
456989868	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3
*** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											D	Yes	No	Missing	SC	6/XX/2006	Refinance	UTD	XXX	$XXX
456989928	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
											B	Yes	Yes	Final HUD1	NC	8/XX/2007	Refinance	UTD	XXX	$XXX
456987728	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/08: The loan was approved as a no Ratio/ no income loan, resulting is a loan designation discrepancy.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2026/XX/08: Waterfall due to approved as a no Ratio/ no income loan.

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2026/XX/08: Waterfall due to approved as a no Ratio/ no income loan.

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.
COMMENT: 2026/XX/08: Waterfall due to approved with no income qualification.

*** (OPEN) QM Deferment of Principal: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan provide for deferment of principal as an Interest Only loan.
COMMENT: 2026/XX/08: Waterfall due to approved as a no Ratio/ no income loan.

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2026/XX/08: Waterfall due to approved as a no Ratio/ no income loan.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021)
COMMENT: 2026/XX/08: Proof of appraisal receipt is missing.
											C	Yes	No		CA	4/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
456987729	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/07: The file is missing one or more of the core documents required for a review.  Please provide income verification(loan was approved as no doc/ratio, but FNMA/QM requires income verification.
											D		No		FL	4/XX/2021	Purchase	Primary	XXX	$XXX		Non QM
456988020	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2026/XX/07: Right to Receive a Copy appraisal disclosure not provided to applicant within three (3) business days of application.

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
COMMENT: 2026/XX/07: Final GFE is missing in the file.
											B	Yes	Yes	Final HUD1	MN	6/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456988292	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3
*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2026/XX/09: Documentation to support the omission of debts is missing.  Including the payments in the debts brings the DTI to 59.61% and out of tolerance.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2026/XX/08: File is missing documentation to support the omission of the following credit accounts: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2026/XX/08: Documentation to support the omission of debts is missing.  Including the payments in the debts brings the DTI to 59.61% and out of tolerance.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 59.60591% significantly exceeds the guideline maximum of 45.63%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Partnership Income Documentation - YTD P&L: Qualified Mortgage (Dodd-Frank 2014): YTD P&L is dated before the quarter prior to creditor application date.  YTD Date = 12/XX/2017 12:00:00 AM, Creditor Application Date = 05/XX/2018 (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation - YTD P&L: Qualified Mortgage (Dodd-Frank 2014): YTD P&L is dated before the quarter prior to creditor application date.  YTD Date = 12/XX/2017 12:00:00 AM, Creditor Application Date = 05/XX/2018 (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower. - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership) - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership) - EV2

*** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership) - EV2

*** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/05/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7349) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/08: Loan designation discrepancy due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 59.60591% significantly exceeds the guideline maximum of 45.63%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2026/XX/09: Documentation to support the omission of debts is missing.  Including the payments in the debts brings the DTI to 59.61% and out of tolerance.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) Partnership Income Documentation - YTD P&L: Qualified Mortgage (Dodd-Frank 2014): YTD P&L is dated before the quarter prior to creditor application date.  YTD Date = 12/XX/2017 12:00:00 AM, Creditor Application Date = 05/XX/2018 (Partnership). (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) Partnership Income Documentation - YTD P&L: Qualified Mortgage (Dodd-Frank 2014): YTD P&L is dated before the quarter prior to creditor application date.  YTD Date = 12/XX/2017 12:00:00 AM, Creditor Application Date = 05/XX/2018 (Partnership). (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2026/XX/08: Documentation to support the omission of debts is missing.  Including the payments in the debts brings the DTI to 59.61% and out of tolerance.

*** (OPEN) Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower.
COMMENT: 2026/XX/08: Home Loan Toolkit missing in file.

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)
COMMENT: 2026/XX/08: Waterfall due to missing documentation to support omission of credit accounts, DTI of 45.54% exceeds maximum allowed of 45%, FICO of 668 is below minimum required of 700 for LTV more than 75%.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/05/XX/2018)
COMMENT: 2026/XX/08: Loan estimate not signed by borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7349)
COMMENT: 2026/XX/08: Extension  Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid change of circumstance for this fee, nor evidence of cure is provided in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2026/XX/08: Loan Discount Points Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid change of circumstance for this fee, nor evidence of cure is provided in file.
											C	Yes	No		MI	6/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
456989539	XXX	XXX	XXX	3	3	*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) is not compliant.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Verification of Identification not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2015 - EV3
*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) is not compliant.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
COMMENT: 2026/XX/08: FHA - Important Notice to Homebuyer (92900-B)  borrower signature is missing.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2026/XX/08: Reverification of employment performed within 10 business days of the note date is missing.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2026/XX/08: File is missing the HOI Policy document

*** (OPEN) Missing Document: Verification of Identification not provided
COMMENT: 2026/XX/08: Verification of Identification is missing
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/17182778) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016) - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/08: AUS required employment documentation is missing which caused the loan to test ATR risk.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2026/XX/08: AUS required employment documentation is missing which makes the loan not eligible to be insured or guaranteed by FHA.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/08: AUS required employment documentation is missing.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/08: AUS required employment documentation is missing.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2026/XX/08: Employment documentation is missing which caused the loan to default test to QM requirement of maximum 43% DTI.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/17182778)
COMMENT: 2026/XX/08: Reverification of employment performed within 10 business days of the note date is missing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
COMMENT: 2026/XX/08: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2026/XX/08: Initial escrow account statement was not provided to the borrower.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/XX/2016)
COMMENT: 2026/XX/08: Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/08: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
											C	Yes	No		CA	6/XX/2016	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	ATR Risk
456989950	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2021 - EV3	*** (OPEN) Income documentation requirements not met. COMMENT: 2026/XX/09: Guideline required signed and dated 4506C and VOE performed within 10 business days of note date are missing.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM (APOR) Threshold Fail - Manufactured Home: Qualified Mortgage: QM APR on manufactured home subject loan of 9.63688% is equal to or greater than the threshold of  9.01000%. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.94936% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.94936%). - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2024) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2024) - EV2

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2024 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 05/XX/2024). (Final/05/XX/2024) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2024). (Final/05/XX/2024) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
COMMENT: 2026/XX/08: Loan designation discrepancy due to missing guideline required signed and dated 4506C and VOE performed within 10 business days of note date as well as the loan failing QM Points and Fees testing.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2026/XX/08: Guideline required signed and dated 4506C and VOE performed within 10 business days of note date are missing.  Additionally, the loan failed QM Points and Fees testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/09: Guideline required signed and dated 4506C and VOE performed within 10 business days of note date are missing.  Additionally, the loan failed QM Points and Fees testing.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/08: Guideline required signed and dated 4506C and VOE performed within 10 business days of note date are missing.  Additionally, the loan failed QM Points and Fees testing.

*** (OPEN) QM (APOR) Threshold Fail - Manufactured Home: Qualified Mortgage: QM APR on manufactured home subject loan of 9.63688% is equal to or greater than the threshold of  9.01000%.
COMMENT: 2026/XX/08: QM APR on manufactured home subject loan of 9.63688% is equal to or greater than the threshold of 9.01000%.

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2024)
COMMENT: 2026/XX/08: Borrower did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2024)
COMMENT: 2026/XX/08: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.

*** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2026/XX/08: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2026/XX/08: Waterfall due to VVOE document is missing in file

*** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2026/XX/08: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2024 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 05/XX/2024). (Final/05/XX/2024)
COMMENT: 2026/XX/08: Final Closing Disclosure provided on 05/XX/2024 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2024). (Final/05/XX/2024)
COMMENT: 2026/XX/08: Final Closing Disclosure provided on 05/XX/2024 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2026/XX/08: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2026/XX/08: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2026/XX/07: Initial application is not signed
											C	Yes	No		FL	5/XX/2024	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	QM (APOR) Fail
456989961	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/06: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and all issued LE's and CD's.
											D		No
456989962	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/06: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and all issued LE's and CD's.
											D		No
456989963	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/06: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and all issued LE's and CD's.
											D		No
456989964	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/06: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and all issued LE's and CD's.
											D		No
456989965	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/06: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
											D		No
456989966	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/06: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and all issued LE's and CD's.
											D		No
456989992	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security Instrument, an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
											D		No
456989993	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a Note, an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
											D		No
456989995	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/08: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and an origination credit report.
											D		No		NV	6/XX/2022	Purchase	Primary	XXX	$XXX
456987552	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2013 - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2013 - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2026/XX/13: Loan designation discrepancy due to missing pre closing VOE performed within 10 business days of Note date.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
COMMENT: 2026/XX/12: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
COMMENT: 2026/XX/12: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing
											C	Yes	No		IL	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
456987553	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. COMMENT: 2026/XX/13: The subject property is located in a FEMA disaster area, A Post disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/01/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2026/XX/13: Initial rate lock date not provided.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)
COMMENT: 2026/XX/13: Appraisal report dated 11/XX/2015 missing evidence of receipt.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/01/XX/2016)
COMMENT: 2026/XX/13: Incomplete closing disclosure provided without issued date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/13: Closing Disclosure not provided to borrower within three business days prior to closing.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2026/XX/13: 10% tolerance was exceeded by $XXX due to increase of recording fee. No valid COC provided, no evidence of cure in file.
											B	Yes	No		CT	1/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987554	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2026/XX/13: The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 10/XX/2014, GFE Date: 11/XX/2014 - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 10/XX/2014, GFE Date: 11/XX/2014
COMMENT: 2026/XX/13: Valid Chane of circumstance is not provided.

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2026/XX/13: The insurance premium collected does not match the amount disclosed on declarations page.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2026/XX/13: The insurance premium collected does not match the amount disclosed on declarations page.
											B	Yes	Yes	Final HUD1	PA	11/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987555	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/09: The file is missing one or more of the core documents required for a review.  Please provide an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
											D		No
456987556	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2026/XX/13: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	2
*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2026/XX/13: Lender Credits was last disclosed as -$XXX on Loan estimate but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid Changed of Circumstance for this fee, nor evidence of cure in file.   Provide a post-close Closing disclosure disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
											B	Yes	No		NY	8/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987557	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:88444/11/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/11/XX/2017) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/11/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 12/XX/2017 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 12/XX/2017 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:88444/11/XX/2017)
COMMENT: 2026/XX/13: Proof of appraisal delivery not provided in file.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
COMMENT: 2026/XX/13: Proof of appraisal delivery not provided in file.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/11/XX/2017)
COMMENT: 2026/XX/13: Closing disclosure issue date not provided.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2017 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/11/XX/2017)
COMMENT: 2026/XX/13: Closing disclosure issue date not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/13: Initial closing disclosure is not signed by borrower.

*** (OPEN) TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 12/XX/2017 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2026/XX/13: Closing Disclosure dated 12/XX/2017 was not received by borrower at least three (3) business days prior to consummation.

*** (OPEN) TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 12/XX/2017 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2026/XX/13: Closing Disclosure dated 12/XX/2017 was not received by borrower at least three (3) business days prior to consummation.
											B	Yes	No		PA	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987558	XXX	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2019) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2019)
COMMENT: 2026/XX/13: Appraisal report missing evidence of receipt.

*** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
COMMENT: 2026/XX/13: Lender credits decreased from $XXX to $XXX without any valid changed circumstances, no cure was provided.
											B	Yes	No		NC	6/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987559	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2026/XX/13: Calculated investor qualifying total debt ratio of 49.99451% exceeds Guideline total debt ratio of 45.00000%. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2026/XX/13: HOI coverage is insufficient by $XXX Provide updated policy reflecting minimum coverage of $XXX OR Provide copy of insurer's replacement cost estimate supporting current coverage amount.	3
*** (OPEN) C-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp). (XXX XXX/C-Corp 1120) - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - C-Corp 1120 Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current C-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/C-Corp 1120) - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 49.99451% and based on 1026.43(c)(5) of 49.99% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/C-Corp 1120) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018) - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/17210405) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2026/XX/13: Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/13: Based on the loan failing one or more guideline components, the loan is at ATR risk.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2026/XX/13: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/17210405)
COMMENT: 2026/XX/13: Missing Employment Dates to verify two years current employment.
											C	Yes	No		CA	2/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
456987560	XXX	XXX	XXX	2	1			2
*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015 - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015
COMMENT: 2026/XX/13: Changed Circumstance not provided for GFE dated 07/XX/2015 from GFE dated 06/XX/2015

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2026/XX/13: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
											B	Yes	Yes	Final HUD1	CO	7/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987561	XXX	XXX	XXX	3	3	*** (OPEN) No evidence of fraud report in file - EV3	*** (OPEN) No evidence of fraud report in file COMMENT: 2026/XX/13: A complete fraud report is missing in the file.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/07/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/07/XX/2014)
COMMENT: 2026/XX/13: File is missing evidence of appraisal delivery to the borrower.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014)
COMMENT: 2026/XX/13: File is missing evidence of appraisal delivery to the borrower.
											B	No	Yes	Final HUD1	CA	7/XX/2014	Refinance	Investment	XXX	$XXX		N/A	N/A
456987562	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2026/XX/13: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or 1008, income verification, asset verification, and an origination credit report.
											D		No		GA	1/XX/2020	Refinance	Primary	XXX	$XXX
456987563	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/06/XX/2021) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 06/XX/2021 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 06/XX/2021 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
COMMENT: 2026/XX/13: Note late charge percent of 5% exceeds the state maximum of 2%.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2026/XX/13: Homeownership Counseling List is missing in file.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/06/XX/2021)
COMMENT: 2026/XX/13: Issue date is not available on the initial CD.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/13: Sign date is not available on the initial CD.

*** (OPEN) TRID Interim Closing Disclosure Timing Product Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 06/XX/2021 contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2026/XX/13: Product detail is not available on the initial CD.

*** (OPEN) TRID Interim Closing Disclosure Timing Regular APR Change: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure issued on 06/XX/2021 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2026/XX/13: Initial CD not received by borrower at least three business days prior to consummation.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2026/XX/13: Transfer Tax on closing disclosure is $XXX and on loan estimate $XXX. No Valid Change circumstance in file.
											B	Yes	No		NY	6/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987564	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2026/XX/13: Missing verification of fees paid outside of closing.	2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2017 are overdisclosed. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2026/XX/13: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2017 are overdisclosed. (Final/05/XX/2017)
COMMENT: 2026/XX/13: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2017 are overdisclosed.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/13: Earliest CD in file is signed/final CD issued 5/XX/17, please provide all LEs/CDs issued to borrowers.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2026/XX/13: Appraisal Fee amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower.
											B	Yes	No		NE	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987565	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2026/XX/13: Assets required to support Cash from Borrower $XXX
Source of fund deposit for Earnest money deposit Amount of $XXX was not provided.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2026/XX/13: A current brokerage statement is missing from XXX and two months bank stataements are missing from XXX to support funds required to close in the amount of $XXX.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2026/XX/13: Assets required to support Cash from Borrower $XXX
Source of fund deposit for Earnest money deposit Amount of $XXX was not provided.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2026/XX/13: A current brokerage statement is missing from XXX and two months bank stataements are missing from XXX to support funds required to close in the amount of $XXX.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2026/XX/13: E-sign Consent Agreement is missing.
								3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.02085% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .02085%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2026/XX/13: Loan designation discrepancy due to missing asset verification documentation and the loan failing QM points and fees testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2026/XX/13: Asset verification documents as required by the AUS are missing.

*** (OPEN) Loan does not meet one or more guideline components which could impact the borrower's ability to repay.: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2026/XX/13: Assets were not verified as required by the AUS and the loan failed QM points and fees testing.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2026/XX/13: Assets were not verified as required and the loan failed QM points and fees testing which caused the loan to default test to standard QM requirement of maximum 43%.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
COMMENT: 2026/XX/13: No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2026/XX/13: The file is missing initial application 1003 signed by borrower or lender.
											C	Yes	No		FL	6/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
456987566	XXX	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.50704% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .50704%). - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2026/XX/13: The loan is failing QM Points and Fees, resulting in a Loan Designation discrepancy.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.50704% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .50704%).
COMMENT: 2026/XX/13: Points and Fees on subject loan of 3.50704% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .50704%).

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/13: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
											C	Yes	No		NY	2/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
456987567	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to a FEMA disaster. COMMENT: 2026/XX/13: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
COMMENT: 2026/XX/13: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2026/XX/13: 0% tolerance was exceeded by $XXX due to the Survey Fee. No valid COC was provided, Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  $XXX over legal limit.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2026/XX/13: 0% tolerance was exceeded by $XXX due to Appraisal Re-Inspection Fee, Insufficient or no cure was provided to the borrower.
											B	Yes	No		NY	3/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
456987568	XXX	XXX	XXX	1	1			1			A	Yes	Yes	Final HUD1	MD	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)